Filed Pursuant to Rule 497
Securities Act File No. 333-224976

NEWTEK BUSINESS SERVICES CORP.

Supplement No. 2, dated November 13 , 2019

to

Prospectus Supplement, dated July 10, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Newtek Business Services Corp. (the “Company”), dated July 3, 2019 (the “Prospectus”), as supplemented by the Prospectus Supplement dated July 10, 2019 and the prospectus supplement dated August 13, 2019 (together, the “Prospectus Supplements”), which relate to the sale of shares of common stock of the Company in an “at the market” offering pursuant to an equity distribution agreement, dated as of July 10, 2019, by and between the Company and the several Placement Agents named in Schedule A thereto. Capitalized terms used but not defined herein shall have the same meaning given them in the Prospectus Supplements or Prospectus, as applicable.

You should carefully consider the “Risk Factors” below and beginning on page 19 of the Prospectus before you decide to invest.

STATUS OF OUR OFFERINGS

On July 10, 2019, we established an at the market program to which this Supplement No. 2, dated November 13, 2019 relates, and through which we may sell, from time to time at our sole discretion, up to 3,000,000 shares of our common stock. Through November 12, 2019, we have sold 662,275 shares of our common stock for net proceeds of approximately $14,419,000 after sales commissions to the Placement Agents of $294,000 and offering costs, under the at the market program. As a result, 2,337,725 shares of our common stock remain available for sale under the at the market program.

RECENT DEVELOPMENTS

Securitization Activity

On October 4, 2019,  the Company closed its tenth securitization which resulted in the transfer of $118,920,000 of unguaranteed portions of SBA loans to the 2019-1 Trust, The 2019-1 Trust in turn issued securitization notes for the par amount of $118,920,000, consisting of $93,540,000 of Class A notes and $25,380,000 Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is December 2044. The Class A and Class B notes bear interest at a rate of LIBOR plus 1.83% across both classes.

FORM 10-Q

On November 12, 2019, we filed our Quarterly Report on Form 10-Q for the quarter ended September 30, 2019 (the “Form 10-Q”) with the Securities and Exchange Commission. We have attached the Form 10-Q as Annex A to this supplement.

Annex A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-Q

(Mark One)
☒ QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly period ended September 30, 2019

OR

☐ TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the transition period from _____to_____
Commission file number: 814-01035
NEWTEK BUSINESS SERVICES CORP.
(Exact name of registrant as specified in its charter)

Maryland	46-3755188
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification No.)

1981 Marcus Avenue, Suite 130, Lake Success, New York	11042
(Address of principal executive offices)	(Zip Code)
Registrant’s telephone number, including area code: (212) 356-9500
Securities registered pursuant to Section 12(b) of the Act:

Title of each class	Trading Symbol(s)	Name of each exchange on which registered
Common Stock, par value $0.02 per share	NEWT	Nasdaq Global Market LLC
6.25% Notes due 2023	NEWTI	Nasdaq Global Market LLC
5.75% Notes due 2024	NEWTL	Nasdaq Global Market LLC
Indicate by check mark whether the registrant: (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐
Indicate by check mark whether the registrant has submitted electronically every Interactive Data File required to be submitted pursuant to Rule 405 of Regulation S-T (Section 232.405 of this chapter) during the preceding 12 months (or for such shorter period that the registrant was required to submit and post such files).    Yes  ☐    No  ☐
Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, a smaller reporting company or an emerging growth company. See definitions of “large accelerated filer,” “accelerated filer,” “smaller reporting company,” and “emerging growth company” in Rule 12b-2 of the Exchange Act.

Large accelerated filer	☐	Accelerated filer	☒

Non-accelerated filer	☐	Smaller reporting company	☐

		Emerging growth company	☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial or accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐
Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act).    Yes  ☐    No  ☒
As of November 11, 2019, there were 19,815,953 shares issued and outstanding of the registrant’s Common Stock, par value $0.02 per share.

Defined Terms

We have used “we,” “us,” “our”, “our company”, and “the Company” to refer to Newtek Business Services Corp. and its subsidiaries in this report. We also have used several other terms in this report, which are explained or defined below:

Terms
1940 Act	Investment Company Act of 1940, as amended
2010-1 Trust	Newtek Small Business Loan Trust, Series 2010-1, terminated in March 2019
2013-1 Trust	Newtek Small Business Loan Trust, Series 2013-1, terminated in October 2018
2014-1 Trust	Newtek Small Business Loan Trust, Series 2014-1, terminated in July 2019
2016-1 Trust	Newtek Small Business Loan Trust, Series 2016-1
2017-1 Trust	Newtek Small Business Loan Trust, Series 2017-1
2018-1 Trust	Newtek Small Business Loan Trust, Series 2018-1
2019-1 Trust	Newtek Small Business Loan Trust, Series 2019-1
2021 Notes	7.00% Notes due 2021
2022 Notes	7.50% Notes due 2022
2023 Notes	6.25% Notes due 2023
2024 Notes	5.75% Notes due 2024
ASC	Accounting Standards Codification, as issued by the FASB
ASU	Accounting Standards Updates, as issued by the FASB
2017 ATM Equity Distribution Agreement	Second Amended and Restated Equity Distribution Agreement, dated August 31, 2018 by and among the Company and the Placement Agents
2019 ATM Equity Distribution Agreement	Equity Distribution Agreement, dated July 10, 2019 by and among the Company and the Placement Agents
BDC	Business Development Company under the 1940 Act
Board	The Company's board of directors
Capital One	Capital One Bank, N.A.
Code	Internal Revenue Code of 1986, as amended
DRIP	The Company's dividend reinvestment plan
EBITDA	Earnings before interest, taxes, depreciation and amortization
Equity Incentive Plan	The Company's 2015 Equity Incentive Plan
Exchange Act	Securities and Exchange Act of 1934, as amended
FASB	Financial Accounting Standards Board
LIBOR	London Interbank Offered Rate
NAV	Net Asset Value
NBL Facility	Revolving Credit and Security Agreement between NBL SPV1, LLC, a wholly-owned subsidiary of NBL and Capital One
Related Party RLOC	Unsecured revolving line of credit agreement between NMS as lender and Newtek as borrower
PLP	Preferred Lender Program, as authorized by the SBA
RIC	Regulated investment company under the Code
S&P	Standard and Poor's
SBA	United States Small Business Administration
SBLC	Small Business Lending Company
SEC	Securities and Exchange Commission
SMB	Small-and-medium sized businesses
Sterling	Sterling National Bank

Sterling 504 Facility	Loan and Security Agreement between NBC and Sterling, as lender to originate SBA 504 loans
Sterling Receivable and Inventory Facility	Loan and Security Agreement between NBC and Sterling, as lender to fund accounts receivable and inventory financing arrangements
Taxable Subsidiaries	Companies formed by Newtek which are taxed as corporations for income tax purposes
Trustee	U.S. Bank, N.A.
U.S. GAAP or GAAP	Generally accepted accounting principles in the United States

Portfolio Companies and Subsidiaries
NSBF	Newtek Small Business Finance, LLC, a consolidated subsidiary
NBL	Newtek Business Lending, LLC, a wholly-owned controlled portfolio company
NCL	Newtek Conventional Lending, LLC, a 50% owned portfolio company
Exponential	Exponential Business Development Co., Inc., a Taxable Subsidiary
NMS	Newtek Merchant Solutions, LLC (formerly Universal Processing Services of Wisconsin LLC), a wholly-owned controlled portfolio company
Premier	Premier Payments LLC, a former wholly-owned controlled portfolio company which merged into NMS at December 31, 2018
Mobil Money	Mobil Money, LLC, a wholly-owned controlled portfolio company
NTS	Newtek Technology Solutions, Inc., a wholly-owned controlled portfolio company
IPM	International Professional Marketing, Inc., a wholly-owned controlled portfolio company
SIDCO	SIDCO, LLC dba Cloud Nine Services, a wholly-owned controlled portfolio company
EWS	Excel WebSolutions, LLC, a controlled portfolio company
NBCS	CDS Business Services, Inc. dba Newtek Business Credit Solutions, a wholly-owned controlled portfolio company
SBL	Small Business Lending, LLC, a wholly-owned controlled portfolio company
BSP	ADR Partners, LLC dba banc-serv Partners, LLC, a wholly-owned controlled portfolio company
NPS or PMT	PMTWorks Payroll, LLC dba Newtek Payroll and Benefits Solutions, a wholly-owned controlled portfolio company
NIA	Newtek Insurance Agency, LLC, a wholly-owned controlled portfolio company
TAM	Titanium Asset Management LLC, a wholly-owned controlled portfolio company
EMCAP	EMCAP Loan Holdings, LLC
POS	POS on Cloud, LLC, a controlled portfolio company

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES CONDENSED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (In Thousands, except for Per Share Data)
	September 30, 2019	December 31, 2018
ASSETS	(Unaudited)	(Note 1)
Investments, at fair value
SBA unguaranteed non-affiliate investments (cost of $397,745 and $355,589, respectively; includes $235,551 and $323,388, respectively, related to securitization trusts)	$389,605	$349,402
SBA guaranteed non-affiliate investments (cost of $20,489 and $17,217, respectively)	21,851	19,100
Controlled investments (cost of $97,228 and $74,279, respectively)	198,408	171,585
Non-control/affiliate investments (cost of $1,000 and $1,000, respectively)	1,000	1,000
Investments in money market funds (cost of $9 and $9, respectively)	9	9
Total investments at fair value	610,873	541,096
Cash	3,596	2,316
Restricted cash	24,151	29,034
Broker receivable	34,486	42,617
Due from related parties	3,911	3,232
Servicing assets, at fair value	23,297	21,360
Right of use assets	8,253	—
Other assets	22,192	13,686
Total assets	$730,759	$653,341

LIABILITIES AND NET ASSETS
Liabilities:
Bank notes payable	$84,942	$34,700
Notes due 2022 (par: $0 as of September 30, 2019 and $8,324 as of December 31, 2018, see Note 7)	—	8,019
Notes due 2023 (par: $57,500 as of September 30, 2019 and December 31, 2018, see Note 7)	55,917	55,564
Notes due 2024 (par: $63,250 as of September 30, 2019 and $0 as of December 31, 2018, see Note 7)	61,249	—
Notes payable - Securitization trusts (par: $172,231 and $220,137 as of September 30, 2019 and December 31, 2018, see Note 7)	169,526	216,507
Notes payable - related parties	20,663	16,840
Due to related parties	111	4
Lease liabilities	10,194	—
Deferred tax liabilities	10,033	9,241
Accounts payable, accrued expenses and other liabilities	18,372	25,021
Total liabilities	431,007	365,896

Commitment and contingencies (Note 8)
Net assets:
Preferred stock (par value $0.02 per share; authorized 1,000 shares, no shares issued and outstanding)	—	—
Common stock (par value $0.02 per share; authorized 200,000 shares, 19,447 and 18,919 issued and outstanding, respectively)	389	379
Additional paid-in capital	266,076	254,498
Accumulated undistributed earnings	33,287	32,568
Total net assets	299,752	287,445
Total liabilities and net assets	$730,759	$653,341
Net asset value per common share	$15.41	$15.19

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (In Thousands, except for Per Share Data)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Investment income
From non-affiliate investments:
Interest income	$7,468	$5,925	$21,519	$16,602
Servicing income	2,542	2,177	7,473	6,250
Other income	1,233	1,128	3,720	3,291
Total investment income from non-affiliate investments	11,243	9,230	32,712	26,143
From Non-control/affiliate investments:
Dividend income	27	26	86	36
From controlled investments:
Interest income	223	204	658	553
Dividend income	4,528	2,925	10,478	8,125
Total investment income from controlled investments	4,751	3,129	11,136	8,678
Total investment income	16,021	12,385	43,934	34,857
Expenses:
Salaries and benefits	3,587	5,469	10,659	15,559
Interest	5,476	4,110	14,923	11,414
Depreciation and amortization	125	122	378	358
Professional fees	1,215	642	2,842	2,169
Origination and servicing	2,134	1,983	5,915	5,756
Origination and servicing - related party	2,060	—	6,719	—
Change in fair value of contingent consideration liabilities	9	6	64	23
Loss on extinguishment of debt	251	—	251	1,059
Other general and administrative costs	1,697	1,499	4,782	4,872
Total expenses	16,554	13,831	46,532	41,210
Net investment loss	(533)	(1,446)	(2,598)	(6,353)
Net realized and unrealized gains (losses):
Net realized gain on non-affiliate investments - SBA 7(a) loans	10,865	10,554	32,260	30,754
Net realized gain on non-affiliate investments - conventional loan	—	278	—	278
Net realized gain on controlled investments	1,600	—	1,600	52
Net unrealized depreciation on SBA guaranteed non-affiliate investments	(209)	(1,177)	(521)	(1,352)
Net unrealized (depreciation) appreciation on SBA unguaranteed non-affiliate investments	(14)	4,057	(1,957)	6,751
Net unrealized appreciation on controlled investments	957	1,659	3,874	1,579
Change in deferred taxes	(27)	(444)	(792)	(417)
Net unrealized depreciation on servicing assets	(2,002)	(1,097)	(3,469)	(3,175)
Net realized and unrealized gains	$11,170	$13,830	$30,996	$34,470
Net increase in net assets resulting from operations	$10,637	$12,384	$28,398	$28,117
Net increase in net assets resulting from operations per share	$0.55	$0.66	$1.49	$1.51
Net investment loss per share	$(0.03)	$(0.08)	$(0.14)	$(0.34)
Dividends and distributions declared per common share	$0.58	$0.48	$1.44	$1.30
Weighted average number of shares outstanding	19,228	18,791	19,115	18,656

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
(In Thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Increase in net assets:
Net investment loss	$(533)	$(1,446)	$(2,598)	$(6,353)
Net realized gains on investments	12,465	10,832	33,860	31,084
Net unrealized (depreciation) appreciation on investments	(1,295)	2,998	(2,864)	3,386
Net increase in net assets resulting from operations	10,637	12,384	28,398	28,117
Distributions to common stockholders	(11,199)	(8,958)	(27,514)	(24,143)
Capital share transactions:
Issuance of common stock under dividend reinvestment plan	300	413	779	759
Stock-based compensation expense	184	176	462	418
Issuance of common stock in connection with investment in Mobil Money, LLC	—	—	—	200
Purchase of vested stock for employee payroll tax withholding	—	—	(76)	(32)
Issuance of common stock, net of offering costs	6,478	1,641	10,128	4,288
Net increase in net assets from capital share transactions	6,962	2,230	11,293	5,633
Impact of ASC 842 adoption	—	—	130	—
Total increase in net assets	6,400	5,656	12,307	9,607
Net assets at beginning of period	293,352	282,280	287,445	278,329
Net assets at end of period	$299,752	$287,936	$299,752	$287,936
Common shares outstanding at end of period	19,447	18,849	19,447	18,849
Capital share activity:
Shares issued under dividend reinvestment plan	14	21	38	40
Shares issued in connection with sales of common stock under ATM	292	80	480	241
Shares issued in connection with investment in Mobil Money, LLC	—	—	—	11
Purchase of vested stock for employee payroll tax withholding	—	—	(4)	(2)
Restricted shares issued under Equity Incentive Plan, net of forfeitures	4	3	14	102
Net increase in capital activity	310	104	528	392

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (In Thousands)
	Nine Months Ended September 30,
	2019	2018
Cash flows from operating activities:
Net increase in net assets resulting from operations	$28,398	$28,117
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net unrealized depreciation (appreciation) on controlled investments	(3,874)	(1,579)
Net unrealized depreciation (appreciation) on non-affiliate investments	2,477	(5,399)
Net unrealized depreciation on servicing assets	3,469	3,175
Net realized gains on controlled investments	(1,600)	(52)
Net realized gains on non-affiliate investments	(32,260)	(31,032)
Allowance for doubtful accounts	(60)	24
Change in fair value of contingent consideration liabilities	64	23
Loss on extinguishment of debt	251	1,059
Amortization of deferred financing costs	1,486	1,239
Deferred income taxes	792	417
Depreciation and amortization	378	358
Purchase of loans	(10,121)	—
Funding of guaranteed non-affiliate SBA loans	(249,980)	(243,317)
Funding of unguaranteed non-affiliate SBA loans	(84,741)	(76,860)
Funding of controlled investments	(27,534)	(27,762)
Funding of non-control/affiliate investment	—	(1,000)
Funding of non-control/non-affiliate investment	—	(5,700)
Proceeds from sale of non-affiliate SBA loans	293,594	284,470
Proceeds from sale of controlled investment	—	2,502
Proceeds from sale of non-control/non-affiliate investment	—	5,978
Principal received on SBA non-affiliate investments	36,183	29,517
Principal received from controlled investments	1,885	13,836
Distributions received from investments in excess of basis	1,600	—
Return of investment from controlled investments	2,700	300
Other, net	(47)	795
Changes in operating assets and liabilities:
Broker receivable	8,131	(30,720)
Due to/from related parties	(511)	(2,597)
Other assets	(6,529)	(312)
Accounts payable, accrued expenses and other liabilities	(4,539)	10,445
Capitalized servicing asset	(5,407)	(5,459)
Other, net	122	(10)
Net cash used in operating activities	(45,673)	(49,544)
Cash flows from investing activities:
Purchase of fixed assets	(127)	(454)
Cash flows from financing activities:
Net borrowings on bank notes payable	50,242	79,558

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (In Thousands)
	Nine Months Ended September 30,
Proceeds from common shares sold, net of offering costs	10,128	4,289
Net proceeds under related party line of credit	3,823	16,974
Proceeds from Notes due 2023	—	57,500
Proceeds from Notes due 2024	63,250	—
Redemption of Notes due 2021	—	(40,250)
Redemption of Notes due 2022	(8,324)	—
Payments on Notes Payable - Securitization Trusts	(47,993)	(32,694)
Dividends paid	(26,735)	(23,383)
Additions to deferred financing costs	(2,117)	(2,336)
Purchase of vested stock for employee payroll tax withholding	(77)	(34)
Net cash provided by financing activities	42,197	59,624
Net (decrease) increase in cash and restricted cash	(3,603)	9,626
Cash and restricted cash—beginning of period (Note 2)	31,350	20,538
Cash and restricted cash—end of period (Note 2)	$27,747	$30,164

Non-cash operating, investing and financing activities:
Foreclosed real estate acquired	$1,892	$826
Issuance of common shares in connection with investment in Mobil Money, LLC	$—	$200
Issuance of common shares under dividend reinvestment plan	$779	$760

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Joseph P Fusco DDS PC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2029	$66.3	$66.3	$59.3	0.02%
Atlantic Pacific Hospitality Solutions Inc dba North Beach Bistro	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2029	9.5	9.5	8.4	—%
MVE, Inc dba Mid-Valley Engineering	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/30/2029	1,240.0	1,240.0	1,137.9	0.38%
A Child's Dream Educational Center LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	9/30/2044	180.0	180.0	193.7	0.06%
In Power Motors, LLC, In-Power Motors II LLC, In-Power Motors III LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/30/2044	625.0	625.0	655.3	0.22%
Meldi Maa, Inc dba The River Complex	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2044	423.3	423.3	460.2	0.15%
SPIRE Manufacturing Solutions LLC	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/30/2044	1,016.5	1,016.5	1,131.8	0.38%
International Protection Group, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/30/2029	82.5	82.5	81.5	0.03%
General Holding Group, LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/30/2029	15.0	15.0	14.3	—%
AV Strategy, Inc	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/30/2029	260.0	260.0	246.0	0.08%
Bev's Sweets LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/30/2044	213.8	213.8	231.6	0.08%
DG Business Solutions, Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/30/2029	225.0	225.0	202.3	0.07%
Heart and Vascular Associates of Tampa, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2044	775.0	775.0	800.7	0.27%
50 Taps, LLC dba Colorado Taproom & Grill	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2029	77.5	77.5	70.0	0.02%
Crown Waste Corp	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	9/30/2029	50.0	50.0	47.0	0.02%
A Child's Dream Educational Center LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	9/30/2029	188.5	188.5	168.9	0.06%
Universe Appliance Repairs Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/27/2044	587.5	587.5	603.8	0.20%
Aztec Machine & Repair Inc, Cranrd & Material	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/27/2044	712.5	712.5	743.1	0.25%
Zima Diamond Inc. dba Country Kitchen	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/27/2029	63.0	63.0	66.0	0.02%
Cherry and Candlewood Inc dba Aamco	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/27/2044	433.3	433.3	482.4	0.16%
Hoagie Barmichaels Inc	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/27/2044	113.0	113.0	115.7	0.04%
Double H Services, LLC, C&T Oil Field Services, LLC and Brian S. Holma	(#)	Support Activities for Mining	Term Loan	Prime plus 2.75%	9/27/2029	1,025.0	1,025.0	970.9	0.32%
Wagner & Sons Inc	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	9/27/2029	18.8	18.8	16.8	0.01%
Titan Laser Screed Concrete Services, LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2029	50.0	50.0	45.8	0.02%
Universe Appliance Repairs Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/27/2029	662.5	662.5	619.3	0.21%
Total Pallet Consolidation LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/27/2029	18.8	18.8	16.9	0.01%
Zmetra Clearspan Structures LLC	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	9/27/2044	437.5	437.5	487.1	0.16%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Stiegelbauer Associates Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2029	200.0	200.0	179.1	0.06%
Santa Fe Flooring LLC	(#)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	9/26/2029	498.8	498.8	460.0	0.15%
MeShare Inc.	(#)	Data Processing, Hosting, and Related Services	Term Loan	Prime plus 2.75%	9/26/2029	1,250.0	1,250.0	1,179.8	0.39%
Adam's Construction & General Contracting LLC	(#)	Construction of Buildings	Term Loan	Prime plus 2.75%	9/26/2029	69.0	69.0	63.8	0.02%
Anderson's Outdoor Adventures, LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/25/2029	22.5	22.5	22.8	0.01%
Byler, Wolfe, Lutsch and Kampfer CPAs, Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/25/2044	53.5	53.5	54.2	0.02%
luv2Play Nor Cal LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/25/2029	112.5	112.5	102.3	0.03%
Quality Machine of Iowa, Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/25/2029	67.5	67.5	70.7	0.02%
Flamingo Bowl, Inc	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/24/2029	203.8	203.8	194.0	0.06%
Unified Utility Services LLC	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/20/2044	158.0	158.0	175.9	0.06%
Standard Real Estate Services LLC	(#)	Real Estate	Term Loan	Prime plus 6.5%	9/19/2029	12.5	12.5	12.9	—%
Payne's Enviromental Service, LLC dba Bamaco	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/18/2044	521.3	521.3	543.9	0.18%
Host Marketing, LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	9/18/2029	12.5	12.5	12.9	—%
Vancole Investments, Inc. dba Smoothie King #913	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/17/2029	12.0	12.0	10.7	—%
Natalie Hart LLC dba Lady of Luxury &dba Country Sugar Events	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/18/2029	33.4	33.4	33.7	0.01%
Win Health Institute	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/17/2029	7.5	7.5	6.9	—%
Game Station, Inc.	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/16/2029	20.3	20.3	19.2	0.01%
Bay Bowl Inc dba Shasta Lanes	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/13/2044	537.5	537.5	598.5	0.20%
Oak Park Social LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/12/2045	79.5	79.5	87.9	0.03%
The Steel Method LLC dba Sneeze It	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/12/2029	168.8	168.8	151.2	0.05%
New Flow Plumbing and Rooter Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/12/2029	50.0	50.0	45.0	0.02%
ACSS CPA, LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/12/2044	40.0	40.0	42.5	0.01%
Bent Frenchman Selections, LLC	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 6.5%	9/11/2029	12.5	12.5	12.9	—%
Covert Recordings LLC	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/11/2029	12.0	12.0	12.2	—%
Miami Squeeze Inc dba Miami Squeeze, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/11/2029	115.5	115.5	108.3	0.04%
Family Insight, P.C.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/11/2029	250.0	250.0	252.1	0.08%
Prime Precision Machining, LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	9/11/2029	207.5	207.5	192.9	0.06%
Prime Precision Machining, LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	9/11/2044	268.0	268.0	283.8	0.09%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Softcare247, LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	9/11/2029	12.5	12.5	12.9	—%
Body on Cue Health and Fitness LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/6/2029	45.0	45.0	40.8	0.01%
Eco Electric LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/5/2029	66.5	66.5	59.4	0.02%
Smokin AZ, LLC dba Dickey's Barbecue Pit AZ	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/5/2029	66.3	66.3	60.0	0.02%
Philly Games Inc.dba Queen & Rock Game Cafe	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/5/2029	62.5	62.5	56.1	0.02%
SVT Masonry Limited Liability Company	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/5/2029	76.3	76.3	75.5	0.03%
Thawk LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/30/2029	8.3	8.3	7.4	—%
No Push Backs, LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 6.5%	8/30/2029	12.5	12.5	12.9	—%
Dog House Sportfishing Charters Inc	(#)	Scenic and Sightseeing Transportation	Term Loan	Prime plus 6.5%	8/30/2029	12.5	12.5	12.9	—%
3C Consumer Network & Designs LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	8/29/2029	15.0	15.0	13.9	—%
Double Scoop Ice Cream, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/29/2044	96.8	96.8	102.5	0.03%
Camror LTD dba Jersey Mike's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/29/2030	28.0	28.0	29.4	0.01%
Esquire Mini Mart LLC & Morgan Store Building LLC	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	8/29/2029	51.3	51.3	50.0	0.02%
Crown Heights Bunch O Bagels & More Inc & 361 Bagel Holding LLC	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	8/29/2029	40.0	40.0	41.9	0.01%
Groton Bowling Center and Entertainment Inc	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/29/2044	945.6	945.6	1,008.3	0.34%
The BMF Media Group LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/29/2029	375.0	375.0	334.9	0.11%
HRS2, LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	8/28/2029	231.5	231.5	228.8	0.08%
Khari E. J. Myers dba Khari Imagery & 190 Minerva LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/28/2044	60.0	60.0	66.8	0.02%
DB Talak LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/28/2029	87.5	87.5	91.6	0.03%
Blue Eagle Transport Inc.,Golden Eagle Tran and Green Eagle Transport	(#)	Couriers and Messengers	Term Loan	Prime plus 2.75%	8/28/2029	450.0	450.0	416.9	0.14%
Linsey Schwertdfeger,, Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/28/2029	70.9	70.9	64.2	0.02%
The Hometown Welcome Program, Inc & Fredric Anthony Gushwa	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/27/2029	97.5	97.5	92.3	0.03%
Maryland Urgent Care, Inc.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/27/2044	46.1	46.1	49.7	0.02%
ADA Internacional Inc	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	8/26/2029	22.5	22.5	20.1	0.01%
Crystal S. Prado dba Crystal Clear Accounting	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	8/26/2029	3.2	3.2	3.3	—%
JLT Foods, LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	8/23/2029	21.0	21.0	18.8	0.01%
PJT Logistics, Inc.	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	8/23/2029	50.0	50.0	52.4	0.02%
The Pet Stop, LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/23/2029	7.5	7.5	6.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Elite Motors LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	8/23/2029	87.5	87.5	91.6	0.03%
SRJ construction Corp	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/23/2029	11.3	11.3	10.2	—%
MS Integrated Psychotherapy & Counseling, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/22/2029	74.3	74.3	70.4	0.02%
The Roux Southern Kitchen, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/22/2029	18.2	18.2	18.7	0.01%
MB Nursery LLC dba The Garden Center	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/21/2029	92.5	92.5	95.6	0.03%
Metro R Services Inc. and Metal & Roof Supplies, Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/21/2029	193.8	193.8	188.9	0.06%
Auto Unique LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	8/20/2044	12.3	12.3	13.7	—%
William Martinez dba Bad Ass Coffee of Hawaii	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/20/2029	18.7	18.7	17.1	0.01%
Signature Rooms, Inc.	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	8/19/2029	168.8	168.8	176.7	0.06%
AJN Innovations LLC dba Burgerim	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/15/2030	24.6	24.6	22.9	0.01%
Accent Home Services LLC dba Benjamin Franklin Plumbing	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/15/2029	112.5	112.5	108.3	0.04%
American Healthy Vending, Inc	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	8/15/2029	106.3	106.3	99.1	0.03%
Accelerate Educational Solutions, LLC dba Tutor My Success	(#)	Educational Services	Term Loan	Prime plus 2.75%	8/14/2029	17.3	17.3	15.5	0.01%
Ranson Excavating, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/13/2029	15.0	15.0	13.4	—%
KM Electrical Services, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/12/2029	77.5	77.5	69.4	0.02%
Love Playing LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/9/2030	48.0	48.0	49.1	0.02%
Elixir Enterprises, LLC dba Guilford Renee's	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	8/8/2029	19.5	19.5	17.5	0.01%
A & S Services LLC dba Kona Ice of Troy	(#)	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	8/7/2029	12.5	12.5	12.9	—%
Suite Luxury, Inc	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	8/7/2029	18.8	18.8	16.8	0.01%
Accord Law, APC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/2/2029	7.5	7.5	6.7	—%
Leader Engineering-Fabrication, Inc.	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	8/2/2029	125.0	125.0	130.9	0.04%
Randall Miller Company, Inc and Boyz Transportation Services, LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	7/31/2029	921.9	921.9	870.5	0.29%
Billy Auto Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/31/2044	324.7	324.7	335.3	0.11%
East Coast Flight Services, Inc and Aviation Consulting Enterprise, LLC	(#)	Air Transportation	Term Loan	Prime plus 2.75%	7/31/2029	571.9	571.9	530.1	0.18%
Healthcare Holdings of America, LLC, Senior Market Advisors, Inc	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	7/31/2029	441.4	441.4	434.6	0.14%
Living Spring Home Health Inc.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/31/2029	134.6	134.6	127.4	0.04%
Joseph Centonze dba Off Kilter Kilts	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	7/31/2029	8.2	8.2	7.4	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Genecco Produce, Inc. & Leo Genecco & Sons, Inc.	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	7/31/2029	770.1	770.1	748.3	0.25%
Canyon Lake Kids Academy, LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	7/31/2044	98.2	98.2	105.1	0.04%
Quick and Quality Services dba Bella Roma Pasta & Pizza & Farshad	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/31/2029	11.3	11.3	10.6	—%
Gray Rock Quarry, LLC and William E Dailey III	(#)	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	7/31/2044	450.3	450.3	440.6	0.15%
La Mount Group LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/31/2029	253.6	253.6	226.5	0.08%
St. Francis Home Health Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/31/2029	74.6	74.6	66.6	0.02%
Humd, LLC dba La Rosa Chicken and Grill	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2029	114.6	114.6	106.1	0.04%
Dant A Sandras, D.D.S. LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/30/2029	214.4	214.4	195.9	0.07%
Roman Tint Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/30/2029	8.2	8.2	7.6	—%
Jbelis Stop N' Go, LLC dba Planet Smoothie	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/30/2029	19.4	19.4	17.6	0.01%
Platt & Associates, LLC dba Flag Staff Apparel, Platt & Associates, LLC	(#)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	7/30/2044	56.2	56.2	61.5	0.02%
Hodges Family Entertainment LLC dba Space Cadets Indoor Playground	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/30/2029	12.2	12.2	11.8	—%
Grad Street LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 6.5%	7/30/2029	12.4	12.4	12.9	—%
Aeromax Industries, Inc, HITM, Inc and TMCB LLC	(#)	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	7/30/2044	787.5	787.5	812.3	0.27%
Micheal Birch and Tracy M. Pierce	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	7/29/2044	54.7	54.7	59.3	0.02%
Moore Chiropractic Center, P.A.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/26/2029	9.1	9.1	9.3	—%
Sou's LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/26/2029	5.9	5.9	5.6	—%
Power Associates Inc.	(#)	Real Estate	Term Loan	Prime plus 2.75%	7/26/2029	14.9	14.9	13.3	—%
Dan Dahlin Inc.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/26/2044	408.5	408.5	454.8	0.15%
Franklin Care Pharmacy Incorporated	(#)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	7/25/2029	54.0	54.0	56.3	0.02%
A&W ALF, LLC dba A & W Assisted Living Facility	(#)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	7/24/2044	99.9	99.9	109.5	0.04%
Lawrence Adeyemo & Co LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	7/19/2029	10.0	10.0	10.3	—%
Hardrock Alpha Enterprises, LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/19/2029	15.7	15.7	14.3	—%
700 Services Inc.dba 700 Credit Repair	(#)	Credit Intermediation and Related Activities	Term Loan	Prime plus 2.75%	7/19/2029	7.5	7.5	6.7	—%
Bonfire Hot Yoga LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	7/18/2029	8.2	8.2	7.5	—%
JDM2 Water Station LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/18/2029	208.1	208.1	199.0	0.07%
Ameritube, LLC	(#)	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	7/18/2029	118.1	118.1	123.7	0.04%
The Bean Coffee Co. LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	7/17/2029	12.4	12.4	12.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Baton Rouge Cargo Services Inc	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	7/17/2044	292.5	292.5	308.3	0.10%
Garage Floor Coating of MN.com,LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/16/2044	996.3	996.3	1,035.8	0.35%
Bouquet Canyon Kennels	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	7/16/2044	300.9	300.9	309.4	0.10%
Adam Family Bowl Inc	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/16/2044	132.9	132.9	142.3	0.05%
Beacon Metal Fabricators, Inc.	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	7/12/2029	69.6	69.6	67.1	0.02%
VGI Medical LLC	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	7/12/2044	325.9	325.9	362.9	0.12%
Last Touch, LLC	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	7/11/2044	101.4	101.4	105.8	0.04%
D DeGregoria LLC dba The UPS Store 4235 Massapequa	(#)	Couriers and Messengers	Term Loan	Prime plus 2.75%	7/10/2029	78.8	78.8	71.6	0.02%
Menskha Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 6.5%	7/10/2029	12.4	12.4	12.9	—%
Nash-Delphia LLC	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	7/2/2029	14.8	14.8	13.2	—%
Balboa Fashion LLC	(#)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	6/28/2029	7.4	7.4	6.6	—%
Baobab Asset Management LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/28/2029	49.5	49.5	44.1	0.01%
Specialty Surgery Center, Inc.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2029	1,241.9	1,241.9	1,169.6	0.39%
Nevada Recycling and Salvage LTD, AMCB LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/28/2044	1,250.0	1,250.0	1,289.7	0.43%
Southern Specialties Transportation LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/28/2029	169.4	169.4	168.0	0.06%
K & K Restaurant LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/28/2044	134.7	134.7	146.8	0.05%
Richmond Street Partners, LLC	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	6/28/2029	94.7	94.7	85.1	0.03%
Crestview Ridge Farms LLC	(#)	Crop Production	Term Loan	Prime plus 2.75%	6/28/2044	538.0	538.0	572.7	0.19%
Sundown Audio, LLC	(#)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	6/28/2044	906.9	906.9	940.9	0.31%
Advance Transit LLC	(#)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	6/28/2044	760.3	760.3	816.6	0.27%
Jian Yang and Kanger House LLC	(#)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	6/27/2029	118.7	118.7	106.2	0.04%
Port Huron Ophthalmology, PLLC dba Black River Optical	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2029	14.8	14.8	13.2	—%
Anderson Companies LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/28/2044	203.3	203.3	215.8	0.07%
Kim Howard Corp dba NPN Machine Tools	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/28/2029	210.2	210.2	219.8	0.07%
Good News Cafe, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/28/2044	249.5	249.5	258.7	0.09%
H2O Mobile Group, Inc. dba Fantasea Scuba	(#)	Educational Services	Term Loan	Prime plus 2.75%	6/28/2029	46.7	46.7	42.2	0.01%
Upul's Travel Service & Tours Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/28/2029	272.0	272.0	242.6	0.08%
Big Picture Group LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/28/2029	148.2	148.2	132.1	0.04%
5161 LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/28/2029	1,174.4	1,174.4	1,124.2	0.38%
NJ Floats Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2044	175.0	175.0	194.4	0.06%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Upul's Travel Service & Tours Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/28/2044	349.3	349.3	350.2	0.12%
Tim's Truck Capital & Auto Sales, Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/27/2029	210.2	210.2	219.8	0.07%
Ailky Corporation & Wyspen	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/27/2029	48.2	48.2	43.0	0.01%
Boucherie US Inc	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/27/2029	1,164.7	1,164.7	1,038.5	0.35%
Pawfection Pet Services LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/27/2029	10.4	10.4	9.3	—%
BB Services, LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/27/2029	112.3	112.3	102.9	0.03%
Crescent Event Productions, Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/27/2029	346.2	346.2	317.7	0.11%
Shooter's Gun Club, LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/27/2029	104.8	104.8	97.0	0.03%
Moon Landscaping, Inc, Moon Group, Inc, Moon Nursery, Inc	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	6/27/2029	1,236.5	1,236.5	1,213.3	0.40%
S & T Hardware Inc	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/27/2044	203.6	203.6	226.5	0.08%
Child Care Ventures LLC dba Childcare Adventures ELC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	6/26/2044	147.2	147.2	149.7	0.05%
JFK Transportation Inc	(#)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	6/26/2029	107.7	107.7	99.2	0.03%
Soft Touch Tissue & Paper LLC	(#)	Paper Manufacturing	Term Loan	Prime plus 2.75%	6/26/2044	233.8	233.8	260.1	0.09%
Tekoa Enterpises, Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/26/2029	53.0	53.0	49.6	0.02%
Kaz Ramen, L.L.C.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2029	22.3	22.3	20.0	0.01%
Selective Automotive & Accessories Group, Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/26/2029	247.0	247.0	233.0	0.08%
Perfect Water LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/26/2029	71.7	71.7	68.3	0.02%
RWBB Enterprises, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2044	75.9	75.9	81.7	0.03%
Lynx Inspection Technologies LLC	(#)	Support Activities for Mining	Term Loan	Prime plus 2.75%	6/26/2044	576.0	576.0	640.8	0.21%
All-City Towing LLC, Jeffrey James Piller	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	6/26/2029	400.4	400.4	387.2	0.13%
Soft Touch Tissue & Paper LLC	(#)	Paper Manufacturing	Term Loan	Prime plus 2.75%	12/26/2029	61.2	61.2	64.1	0.02%
Vanchoc Transport Inc	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/25/2029	43.1	43.1	40.9	0.01%
Paradise Towing & Recovery Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/25/2029	105.3	105.3	102.6	0.03%
Spartan Technology Solutions, Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/25/2044	487.5	487.5	504.2	0.17%
Professional Tire Limited Liability Company	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/25/2044	139.2	139.2	146.0	0.05%
Paradise Towing & Recovery Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/25/2044	73.4	73.4	81.6	0.03%
567 Logistics, LLC	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	6/25/2029	49.5	49.5	45.7	0.02%
Worldwide Capital Management Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/25/2029	143.4	143.4	127.9	0.04%
Krsto, LLC dba Italian Butter Breadsticks	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	6/24/2044	190.4	190.4	203.4	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Sweets By Karla LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	6/24/2029	12.7	12.7	11.3	—%
Scissor Kids Inc	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/24/2029	16.0	16.0	14.5	—%
Penninsula Self Defense LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	6/21/2029	5.2	5.2	4.8	—%
Elite Excavating Services LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/21/2029	19.1	19.1	18.2	0.01%
Port Diesel L.L.C.	(#)	Repair and Maintenance	Term Loan	Prime plus 6.5%	6/21/2029	12.5	12.5	12.8	—%
Small Batch Creations Inc. dba The Office Bar & Grill	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/21/2029	59.2	59.2	52.8	0.02%
Gribben & Associates, Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/21/2029	713.7	713.7	636.4	0.21%
LuLuBelle's Mountain Banana Bread LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	12/21/2044	72.4	72.4	80.6	0.03%
William Rose Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/21/2044	87.3	87.3	84.1	0.03%
Campuscuts LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/21/2029	7.4	7.4	7.7	—%
AA Horseplay, LLC	(#)	Animal Production and Aquaculture	Term Loan	Prime plus 6.5%	6/20/2029	12.4	12.4	12.8	—%
Central Texas Hygiene, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/20/2029	87.0	87.0	77.6	0.03%
Beck's Pub & Grill LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/19/2044	69.9	69.9	75.3	0.03%
International Institute for Learning Inc.	(#)	Educational Services	Term Loan	Prime plus 2.75%	6/19/2029	296.8	296.8	264.6	0.09%
Providence Management Environmental, LLC, Tindol Energy Group, LLC	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/19/2029	264.9	264.9	268.1	0.09%
Zion Motors Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/19/2044	60.6	60.6	63.4	0.02%
Bader Furniture Company Inc.	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	6/19/2029	7.4	7.4	7.8	—%
Bonadi Inc. dba Polished Salon	(#)	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/17/2029	12.4	12.4	12.8	—%
American Demolition, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/17/2029	185.5	185.5	193.9	0.06%
JLM Consulting LP	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/17/2029	19.6	19.6	17.5	0.01%
3 Rusty Nails, LLC dba The Gathering Place at 3 Rusty Nails	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	6/14/2044	87.3	87.3	94.5	0.03%
Comarco Quality Pork Products Inc, Comarco Pork Products of FL LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	6/14/2029	306.9	306.9	290.6	0.10%
A & S Services LLC dba Kona Ice of Troy	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/14/2044	44.9	44.9	48.2	0.02%
Kego 2 LLC dba Jon Smith Subs 80025	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/14/2029	104.8	104.8	96.1	0.03%
Law Office of Paula Padilla	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	6/13/2029	5.0	5.0	5.1	—%
Picon Motors LLC dba The New Young's Motors	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/12/2029	222.6	222.6	223.9	0.07%
GT Performance Plus Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/11/2044	99.0	99.0	106.6	0.04%
Ivesters Transportation, Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/11/2029	247.8	247.8	227.3	0.08%
GT Performance Plus Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/11/2029	75.7	75.7	68.3	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Independent Transport, LLC dba Independent Water	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/10/2029	202.0	202.0	193.2	0.06%
Archer Cleaners Inc	(#)	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/10/2029	12.4	12.4	12.8	—%
Smith and Son Plumbing, LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/10/2029	81.6	81.6	75.5	0.03%
Neely Motorsports, Inc dba Earl's Store #1;Earl's Performance Plumbing	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/7/2044	241.5	241.5	257.1	0.09%
J&A Elliott Company	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/7/2029	10.4	10.4	10.7	—%
Johnny's Boy LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/7/2044	101.0	101.0	106.9	0.04%
Throop Family Holding Inc dba Klamath Basin Metals and Supply	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/7/2029	39.6	39.6	37.1	0.01%
Central Medical Clinic, PLLC- Clinica Central	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/7/2029	307.5	307.5	281.2	0.09%
Allison K. Chipak dba Still Photography	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	6/6/2029	12.4	12.4	12.8	—%
Skin Beauty Bar Inc	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/6/2029	5.2	5.2	4.6	—%
Preferred Manufacturing Services Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/5/2029	469.9	469.9	491.3	0.16%
Pura Water Vending LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/5/2029	67.4	67.4	64.4	0.02%
Jamestown Quick Stop LLC	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/5/2044	69.6	69.6	72.7	0.02%
Oasis Senior Advisors Franchise Systems, LLC	(#)	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)	Term Loan	Prime plus 2.75%	6/4/2029	309.1	309.1	313.3	0.10%
Italian Heritage Tile and Stone Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/4/2029	86.6	86.6	77.9	0.03%
Evoke Growth Advisory LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/3/2029	7.4	7.4	6.6	—%
Morey Publishing LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/31/2029	61.5	61.5	55.2	0.02%
V & M Transportation LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	5/31/2029	13.0	13.0	11.6	—%
G.S.A.T. Restoration Inc. dba Paul Davis Restoration & Remodeling	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/31/2029	115.6	115.6	105.4	0.04%
Dynamic Dental Corporation	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/31/2029	61.5	61.5	55.3	0.02%
Martin Inventory Management, LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/31/2029	49.2	49.2	50.3	0.02%
Inside & Out Maintenance LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/30/2029	98.4	98.4	88.2	0.03%
Aspen Welding LLC	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	5/30/2044	408.3	408.3	434.3	0.14%
SSD Designs, LLC	(#)	Chemical Manufacturing	Term Loan	Prime plus 2.75%	5/30/2044	423.7	423.7	465.7	0.16%
AGR, Inc	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2044	783.9	783.9	857.7	0.29%
Brooklyn Breakfast Shop LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2029	4.9	4.9	4.6	—%
Canela Media Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/29/2029	116.8	116.8	107.8	0.04%
PD Financial LLC	(#)	Credit Intermediation and Related Activities	Term Loan	Prime plus 2.75%	5/28/2044	48.9	48.9	52.0	0.02%
SV Enterprise LLC dba Haagen-Dazs	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/24/2029	103.6	103.6	92.5	0.03%
Top Notch Roofing, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/23/2029	121.0	121.0	110.8	0.04%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
2820 US HWY 98 N LLC dba Total Package Car Wash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/23/2029	33.0	33.0	34.6	0.01%
MCM Design LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	5/23/2029	9.9	9.9	10.2	—%
Clowers Trucking By Faith LLC	(#)	Truck Transportation	Term Loan	Prime plus 6.5%	5/23/2029	12.3	12.3	12.7	—%
McGuckin & Pyle Inc	(#)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	5/23/2044	307.3	307.3	327.1	0.11%
ES&A, INC., A LAW CORPORATION	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/22/2029	110.7	110.7	99.5	0.03%
Veterans Home Remodeling LLC	(#)	Construction of Buildings	Term Loan	Prime plus 2.75%	5/22/2029	12.8	12.8	13.3	—%
Gratitude Training, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/22/2029	73.8	73.8	65.9	0.02%
Bloomquist Communications Inc. dba FastSigns 42501	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	5/22/2029	14.8	14.8	13.3	—%
Anchor Up Fitness and Nutrition, LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/21/2029	19.9	19.9	18.9	0.01%
BD Branson Victorian LLC dba Branson Surrey Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	5/17/2029	251.9	251.9	263.4	0.09%
Covalent Holding LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	5/17/2029	239.0	239.0	229.9	0.08%
FibAire Communications, LLC Dba AireBeam	(#)	Telecommunications	Term Loan	Prime plus 2.75%	5/17/2029	54.7	54.7	52.7	0.02%
Kappa Investments LLC dba Buddy's Home Furnishings	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	5/17/2029	426.7	426.7	381.9	0.13%
AMP Trucking Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	5/16/2029	256.6	256.6	228.8	0.08%
CJNR LLC dba Chenney Bear Cafe, Elma Lodge & Suites, Parkhurst Motel	(#)	Accommodation	Term Loan	Prime plus 2.75%	5/16/2029	18.4	18.4	19.3	0.01%
Cut To The Chase 502 LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/16/2029	3.3	3.3	3.1	—%
Aim High Leadership Center Four Inc.	(#)	Educational Services	Term Loan	Prime plus 2.75%	5/16/2029	87.3	87.3	79.4	0.03%
Zeb, LLC dba Papa John's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/16/2029	49.2	49.2	44.4	0.01%
Two Pie Lovers LLC dba Pizza Outpost	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/10/2044	43.6	43.6	46.9	0.02%
The Lobster Pot Inc	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/10/2044	367.6	367.6	397.3	0.13%
Crystal D. Walls dba Crystal's Cleaning Service	(#)	Administrative and Support Services	Term Loan	Prime plus 6.5%	5/9/2029	9.9	9.9	10.2	—%
Aloha To Go LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/9/2029	15.0	15.0	13.4	—%
Blue Country Firearms LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/8/2044	20.9	20.9	21.4	0.01%
Folklore Music Exchange LLC	(#)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/6/2029	5.0	5.0	4.5	—%
NYM Solutions Inc.dba NYM Solutions, Inc	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 6.5%	5/6/2029	12.3	12.3	12.7	—%
Global Enterprises LLC dba Verdi Pizza	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/3/2029	20.5	20.5	18.3	0.01%
EPIFAB,LLC	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	5/3/2029	21.0	21.0	19.6	0.01%
Art Amore Studios, LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	5/3/2029	5.5	5.5	4.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Mark Garvin dba Tipsy Canyon Winery	(#)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	5/3/2044	105.9	105.9	117.8	0.04%
Life View Prenatal Imagery, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/3/2029	6.0	6.0	5.5	—%
Modern Trousseau, LLC	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	5/1/2029	307.4	307.4	304.5	0.10%
Disability Resolution P.A.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	4/30/2029	5.8	5.8	6.0	—%
DeVega Juice Co, - East Cobb, LLC dba Clean Juice Johnson Ferry	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2029	62.5	62.5	62.4	0.02%
Midlothian Hardware, Inc dba Grills True Value	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	4/29/2029	39.1	39.1	40.9	0.01%
Sona USA, Inc	(#)	Telecommunications	Term Loan	Prime plus 2.75%	4/26/2029	161.4	161.4	151.5	0.05%
Pellegrin Marine Transportation, LLC	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	4/26/2029	122.3	122.3	114.4	0.04%
Benevolent International Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	4/26/2029	77.0	77.0	68.7	0.02%
ASM Partners LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	4/26/2029	238.9	238.9	228.4	0.08%
Jones Roger Sherman Inn, Inc.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/25/2029	143.1	143.1	149.6	0.05%
Alan Russell Moldof CPA dba Al Russell Moldof CPA	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	4/25/2029	4.9	4.9	5.1	—%
La Dolce Vita LLC.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/25/2044	469.3	469.3	510.5	0.17%
La Dolce Vita, LLC, La Dolce Vita Watersports LLC, LDV Golf Cart	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/25/2029	489.1	489.1	456.6	0.15%
Kenzington LLC	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	4/24/2029	10.6	10.6	9.4	—%
Quality Living Medical Alert, LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	4/24/2029	53.8	53.8	51.3	0.02%
ER & DC McPherson Holdings, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/19/2029	47.3	47.3	42.6	0.01%
All My Best Inc.	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	4/19/2029	61.1	61.1	56.3	0.02%
Expert Building Services LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	4/17/2029	20.0	20.0	17.8	0.01%
Rello, Inc. dba ID Salon	(#)	Personal and Laundry Services	Term Loan	Prime plus 6.5%	4/17/2029	5.9	5.9	6.1	—%
Bottles on Broadway, LLC	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/17/2029	125.9	125.9	114.1	0.04%
2Choice2Friends dba 2 N 1 Salad Bar and Grill	(#)	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	4/17/2029	12.3	12.3	12.7	—%
Modern Demo & Services LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2029	122.3	122.3	110.3	0.04%
Pranamji Inc dba Ohara's Beverage Spot	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/16/2044	47.1	47.1	48.9	0.02%
Cormac Enterprises, Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/16/2029	22.0	22.0	19.9	0.01%
Bill Berger LLC	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	4/12/2029	8.8	8.8	7.9	—%
Southern Gulf Construction, Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/12/2029	108.8	108.8	106.5	0.04%
Gilpin Enterprises, LLC dba Jon Smith Subs	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/12/2029	77.3	77.3	70.6	0.02%
J.T. ONeill Company, LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	4/12/2029	9.5	9.5	8.5	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
CK Heating and Cooling LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/12/2029	20.0	20.0	17.9	0.01%
Samco Food Corp dba C-Town Supermarket	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/12/2029	97.8	97.8	87.2	0.03%
P. Moss Enterprises, LLC dba Garage Experts-Mid Atlantic	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/12/2029	43.0	43.0	39.5	0.01%
VC Media Partners LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/12/2029	122.3	122.3	109.3	0.04%
Engineered Edibles, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/12/2029	8.8	8.8	7.9	—%
Maxiflex LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	4/11/2029	61.1	61.1	63.9	0.02%
VRGE Strategies LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/10/2029	159.0	159.0	141.7	0.05%
Georgetown Milling Co, LLC	(#)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	4/9/2029	12.5	12.5	11.5	—%
FRAJOVI Urban Air, LLC dba Urban Air Trampoline& Adventure Park	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	1/8/2030	575.0	575.0	586.9	0.20%
Marnon Enterprise LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	4/5/2029	4.7	4.7	4.2	—%
Bose and Avinder, Inc.and Carmel and Preet Inc	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	4/5/2029	56.2	56.2	58.8	0.02%
Ren Investment Group Inc dba True Positon Manufacturing	(#)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	3/29/2029	845.3	845.3	758.4	0.25%
La Favorita Radio Network	(#)	Broadcasting (except Internet)	Term Loan	Prime plus 2.75%	3/29/2029	365.5	365.5	333.3	0.11%
Pirate Cove Marina Inc, DRK Irrevocable Trust, BEK Irrevocable Trust	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/29/2044	991.3	991.3	1,089.8	0.36%
J Brothers Enterprises, LLC	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/29/2044	641.7	641.7	652.4	0.22%
EJ & James Transport LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/29/2029	9.2	9.2	8.7	—%
Reliable Power Group Inc. dba Batteries + bulbs Pensacola	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/29/2029	97.2	97.2	86.1	0.03%
Key HR Associates, Inc dba Parents Choice for Kids	(#)	Social Assistance	Term Loan	Prime plus 2.75%	3/29/2044	451.4	451.4	464.1	0.15%
Bright Freight Solution, LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/29/2029	1,188.0	1,188.0	1,097.7	0.37%
Hamsons Inc.	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	3/29/2029	182.4	182.4	161.1	0.05%
Pizzaplex L3C	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/29/2029	43.5	43.5	39.2	0.01%
Royalty Freight Inc.	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/29/2029	418.3	418.3	393.2	0.13%
Bhatti LLC dba Auntie Ann's & Bhatti LLC 1	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/29/2029	160.8	160.8	142.0	0.05%
Knoxville Room Service	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/29/2029	6.6	6.6	6.0	—%
Peak Performance Associates LLC dba Nova Hypnosis and Wellness	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/29/2029	58.4	58.4	51.6	0.02%
Complete Care IT LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/29/2029	51.1	51.1	45.2	0.02%
Outtasight Careers, LLC dba Gecko Hospitality	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/29/2029	50.6	50.6	44.7	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Turtle Shirts, LLC	(#)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/29/2029	52.3	52.3	47.0	0.02%
StillBasi Holdings, Inc. dba Buxton Auto Transport	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/29/2029	291.8	291.8	269.0	0.09%
Iredell Oral & Facial Surgery, P.C. dba Johnson Oral Surgery	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2044	820.8	820.8	837.5	0.28%
Stillwater Ventures, LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/29/2029	404.7	404.7	385.8	0.13%
Raven's Place LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/29/2044	684.0	684.0	710.7	0.24%
Felipe Antonio Del Valle M.D. P.A.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2029	14.6	14.6	12.9	—%
NuBe Business Group LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/29/2044	40.8	40.8	45.2	0.02%
Bayco Enterprises, Inc	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	3/29/2044	197.7	197.7	218.9	0.07%
Cleland Pharmacy LLC	(#)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	3/28/2029	21.9	21.9	22.8	0.01%
J.C. Pallet Company, Inc.	(#)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	3/28/2029	437.7	437.7	422.2	0.14%
Skaggs RV Outlet ,LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/28/2029	243.2	243.2	253.0	0.08%
RG Productions LLC	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/28/2029	151.6	151.6	142.0	0.05%
Four Seasons Laser Center Inc.	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/28/2029	14.6	14.6	14.2	—%
GS Bath Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/28/2029	304.0	304.0	284.2	0.09%
Custom Vinyl Products LLC	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/28/2044	1,007.3	1,007.3	1,056.4	0.35%
Planet X Tobacco & Gift, LLC	(#)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/28/2044	284.3	284.3	305.5	0.10%
Children First Home Health Care, Inc. dba Health Calls	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/28/2029	133.8	133.8	118.1	0.04%
Cocomo Joe's LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/28/2029	3.4	3.4	3.2	—%
PA Sobol Partners LLC dba Sobal	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/28/2029	49.7	49.7	45.3	0.02%
Cinco Fit LLC dba Cinco Fit	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/27/2029	160.5	160.5	141.8	0.05%
Ocean Trans LLC and Dehal Trucking LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/27/2029	71.5	71.5	74.4	0.02%
DC AG, LLC dba Big B Sales	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/27/2044	584.8	584.8	603.6	0.20%
Danielle Vance LPC, LLC dba Danielle Vance MA, LPC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/27/2029	5.5	5.5	4.9	—%
Heritage Hills Athletics 1, LLC and Heritage Hills Athletics 1, LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/26/2044	1,243.6	1,243.6	1,302.1	0.43%
District 5 Boutique LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/26/2029	121.6	121.6	107.4	0.04%
J & C May Properties, LLC	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/22/2044	1,127.9	1,127.9	1,113.6	0.37%
Skyways, LTD	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/22/2029	802.7	802.7	714.4	0.24%
Gary Krause dba Gary Krause Landscaping & Design	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/22/2029	5.8	5.8	5.5	—%
Virginia Industrial Plastics, Inc.	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/22/2044	295.0	295.0	326.6	0.11%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Virginia Industrial Plastics, Inc.	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/22/2029	263.4	263.4	274.0	0.09%
The Karate Dojo LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	3/21/2029	4.4	4.4	3.9	—%
Pitman Holding LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/21/2029	7.3	7.3	6.7	—%
American Trails Transport, LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/21/2029	53.5	53.5	49.7	0.02%
Dependable Lawn Care, Inc.	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/21/2029	509.8	509.8	472.9	0.16%
Dependable Lawn Care, Inc.	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/21/2044	189.9	189.9	207.1	0.07%
Mega Trucking LLC and Olyimpian Industries LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/20/2029	389.9	389.9	370.0	0.12%
Michigan Neurosurgical Institute P.C.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/20/2029	176.3	176.3	156.3	0.05%
Michigan Neurosurgical Institute, P.C., Optical Spine, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/20/2044	353.2	353.2	362.7	0.12%
Sound Manufacturing Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/20/2029	48.6	48.6	43.0	0.01%
Frontline Selling LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/19/2029	304.0	304.0	315.2	0.11%
Marvellous Print & Ship LLC	(#)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/19/2029	3.3	3.3	2.9	—%
Game Station, Inc.	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/19/2029	255.3	255.3	237.1	0.08%
Panetcarne Inc.dba Jersey Mike's Subs Greenfield	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2029	90.3	90.3	81.3	0.03%
Stepping Stones Children's Academy LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	3/15/2044	373.1	373.1	394.1	0.13%
Vanchoc Transport Inc	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/15/2029	85.1	85.1	75.2	0.03%
B & W Towing LLC	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/15/2029	55.9	55.9	57.6	0.02%
Screening Services Group, LLC	(#)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	3/14/2029	273.8	273.8	247.8	0.08%
Space Express, LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/12/2029	145.9	145.9	131.7	0.04%
Mill Creek Early Childhood Program LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	8/11/2029	62.1	62.1	55.0	0.02%
Precise Air Systems, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/8/2029	257.3	257.3	229.9	0.08%
Alpine Remediation, Inc, T & M Holdings, LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/8/2029	85.2	85.2	80.2	0.03%
Kalloren Provel LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/8/2044	285.5	285.5	301.3	0.10%
D & S Village Hardware LLC dba Cedar Mountain Country Store	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/8/2044	200.7	200.7	215.6	0.07%
Wildflour Bakery & Cafe LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	3/8/2029	85.1	85.1	75.2	0.03%
SG Welch Inc dba Sparks Auto Service	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/8/2029	60.8	60.8	54.7	0.02%
El Basha Inc dba RPM West San Fernando Valley	(#)	Real Estate	Term Loan	Prime plus 2.75%	3/8/2029	58.4	58.4	51.6	0.02%
Seeds of Knowledge Creative Learning Center LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	3/7/2044	22.4	22.4	24.0	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Doble Rentals, L.L.C , Doble Rentals 2, LLC, Doble Rentals 3, LLC	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/4/2029	153.2	153.2	135.3	0.05%
Midwest Expediated Carrier Corporation	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/1/2029	14.6	14.6	12.9	—%
Monkey Bones LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2044	19.4	19.4	21.5	0.01%
Wooter Apparel, Inc	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	2/28/2029	48.4	48.4	43.4	0.01%
NY Scoops LLC dba Cool Suppliers and Breakneck Road LLC	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	2/28/2029	48.4	48.4	46.9	0.02%
KSW Agency Inc.	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	2/28/2029	14.5	14.5	15.1	0.01%
Woodard Electric Services, Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/28/2029	20.9	20.9	18.7	0.01%
Shah Medical Center SC & Heeena Shyamani	(#)	Hospitals	Term Loan	Prime plus 2.75%	2/28/2044	252.2	252.2	249.5	0.08%
Legacy Roof Contractors LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/28/2044	298.5	298.5	306.4	0.10%
Matrix Z LLC	(#)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 6.5%	2/27/2029	12.2	12.2	12.3	—%
Merdad Dentistry PLLC dba Easy Dental Care	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/26/2029	15.2	15.2	13.5	—%
Harbor Management Company Inc dba Jamba Juice	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/22/2029	145.1	145.1	129.5	0.04%
EasyBooks, Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/22/2029	5.8	5.8	5.1	—%
Mia Restoration Inc dba PuroClean and Puroclean of Morristown NJ	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	2/21/2029	39.9	39.9	36.2	0.01%
Gomez Advanced Wellness Center, Inc.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/21/2044	149.1	149.1	156.6	0.05%
Citiline Cafe At Jacobs Plaza, LLC dba Citiline Cafe	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/20/2029	48.4	48.4	42.7	0.01%
Bowl 360 Inc.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/19/2029	157.3	157.3	148.2	0.05%
Bowl 360 Inc.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/19/2029	134.9	134.9	119.6	0.04%
Rob Barletta's Hockey School, Inc	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	2/19/2029	105.2	105.2	109.5	0.04%
Outler Transportation Services,LLC	(#)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	2/19/2029	43.5	43.5	39.1	0.01%
M & M Burgers Inc dba Checkers	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2029	111.3	111.3	100.1	0.03%
SB Investments, LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	2/15/2029	60.8	60.8	58.1	0.02%
Integris Roofing, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/15/2029	21.8	21.8	19.2	0.01%
Par-Man, Inc. dba Rockstar Tattoo	(#)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	2/14/2029	60.6	60.6	54.0	0.02%
KHSE Parks, Inc.	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/14/2029	79.8	79.8	70.5	0.02%
Tony Herring & Associates, Inc	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	2/14/2029	14.5	14.5	15.1	0.01%
Gateway Veterinary Services, P.C. dba Liberty Animal Clinic	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/14/2044	137.4	137.4	152.1	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Shepherd Fitness, LLC dba Workout Anytime Ooltewah	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/8/2029	163.0	163.0	151.2	0.05%
EJGR Corp dba Brite Energy Solutions	(#)	Utilities	Term Loan	Prime plus 2.75%	2/8/2029	60.4	60.4	53.5	0.02%
Pamletics LLC dba F45	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/8/2029	3.6	3.6	3.5	—%
Precedence Enterprises LLC dba Spartan Junk Removal	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	2/8/2029	16.0	16.0	14.8	—%
Creative Counseling Nashville PLLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/7/2029	2.2	2.2	1.9	—%
Better Dayz PT, Inc. dba Physical Therapy Now	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/7/2029	21.7	21.7	19.3	0.01%
D & G Elite Construction, Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/6/2029	126.2	126.2	131.3	0.04%
RIHAHN INC dba RDBL, INC.	(#)	Forestry and Logging	Term Loan	Prime plus 2.75%	2/5/2029	6.6	6.6	6.8	—%
Hernando Beach Motel Inc.,The Purple Cow House of Pancake Inc	(#)	Accommodation	Term Loan	Prime plus 2.75%	2/1/2029	14.5	14.5	15.1	0.01%
Jesus and Son's Landscape Contractors, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/1/2029	55.6	55.6	50.4	0.02%
Employer Resource Services LLC dba Data Pool	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/31/2029	36.3	36.3	32.1	0.01%
MYC Motors Inc	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	1/30/2044	74.5	74.5	82.5	0.03%
FNF LLC dba WineStyles	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	1/22/2029	238.1	238.1	210.4	0.07%
IGWT Coffee, LLC dba PJ's Coffee of New Orleans	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/18/2029	79.4	79.4	70.1	0.02%
MMC Investors, LLC dba Clean Juice	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/18/2029	85.2	85.2	76.6	0.03%
Hilco Athletics & Graphics Inc	(#)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	1/16/2044	68.5	68.5	75.8	0.03%
CMLCLEARWATERBEACH.LLC dba Cousins Maine Lobster	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/11/2029	86.2	86.2	77.0	0.03%
Fluid Connections LLC dba BurgerIM	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/11/2029	60.2	60.2	56.2	0.02%
HSR Tacos LLC dba California Tortilla	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/11/2029	52.4	52.4	46.3	0.02%
Rashed and Shabila LLC	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	1/4/2029	21.6	21.6	20.3	0.01%
The Chop House Inc.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/31/2043	553.9	553.9	573.4	0.19%
Romain Tower Inc. David Romaine, Sugar Land Crane and Rigging, LLC	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	227.6	227.6	200.8	0.07%
HDD Solutions, LLC	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	552.8	552.8	522.7	0.17%
Superior Concepts Acquisition Corp	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2028	114.7	114.7	105.8	0.04%
Superior Concepts Acquisition Corp	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2043	506.1	506.1	511.4	0.17%
Galt Insurance Group of Bonita Springs, LLC & Bonita Safety Institute	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	12/28/2043	18.6	18.6	20.6	0.01%
Nix and Nix Funeral Home North Inc,	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	568.9	568.9	613.9	0.20%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Capitol Fitness Inc. dba Anytime Fitness Shelby	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/28/2028	17.4	17.4	16.0	0.01%
American Rewinding of NC Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/28/2028	408.3	408.3	377.8	0.13%
Omega Funeral and Cremation Services,LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	340.5	340.5	354.0	0.12%
East Breeze LLC dba Historic Springdale Pub and Eatery	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2043	127.4	127.4	135.8	0.05%
Medworxs Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/27/2028	10.0	10.0	8.9	—%
Children First Home Health Care Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/27/2028	287.1	287.1	273.5	0.09%
Green Valley Landscape Management Inc. dba Apopka Mower and Equipment	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/27/2043	461.5	461.5	474.8	0.16%
Insight Vision Care, PC, CRMOD Lubbock, PC, Vielm Vision Eyecare Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/27/2043	1,132.3	1,132.3	1,168.1	0.39%
Fave Realty Inc.	(#)	Real Estate	Term Loan	Prime plus 2.75%	12/27/2043	122.8	122.8	135.8	0.05%
Reservations Unlimited LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	12/26/2043	141.3	141.3	150.9	0.05%
RM Hawkins LLC	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/24/2028	286.9	286.9	267.8	0.09%
Timios Enterprises Corp dba Palm Court	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/24/2043	702.7	702.7	740.1	0.25%
BD Branson Victorian LLC dba Branson Victorian Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	12/24/2043	493.6	493.6	529.4	0.18%
Royalty Freight Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	12/21/2028	93.3	93.3	82.3	0.03%
The Law Office of Jared E. Shapiro, P.A	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	10.8	10.8	9.5	—%
Kyle M Walker DDS, PC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	107.8	107.8	95.0	0.03%
Fifth Wheel Truck Stop 001, Inc.	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/21/2028	101.2	101.2	89.3	0.03%
Diamond Estates LLC	(#)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/21/2028	71.8	71.8	63.4	0.02%
Burgess and Dudley, Incorporated	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/21/2028	227.8	227.8	209.4	0.07%
Sesolinc GRP, Inc.	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/21/2028	358.8	358.8	338.8	0.11%
ETS Tree Service Inc and Eastern Tree Service, Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/21/2028	220.1	220.1	206.1	0.07%
D.A.F.S Transport, LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/21/2028	631.6	631.6	625.8	0.21%
Cammarata Associates LLC	(#)	Credit Intermediation and Related Activities	Term Loan	Prime plus 2.75%	12/21/2028	71.7	71.7	63.3	0.02%
Precision Bytes LLC dba Tower Connect	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	124.2	124.2	109.5	0.04%
Accel Compression Inc.,Accel Workover Services Inc dba Mica Tool	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/21/2044	169.6	169.6	187.9	0.06%
Baseline Health, LLC & Baseline Health Management, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	113.8	113.8	102.3	0.03%
C&D Trucking & Equipment Service, Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/21/2043	116.4	116.4	128.8	0.04%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
LP Industries, Inc and Playground Packages, LLC	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/21/2028	90.0	90.0	79.6	0.03%
Cedric Construction Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/20/2028	95.7	95.7	99.4	0.03%
Darian L Hampton DDS PA and Darian L. Hampton	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/20/2028	292.6	292.6	258.1	0.09%
Roots N Shoots, LLC & Yardplus LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/20/2028	51.7	51.7	46.6	0.02%
Flashii App, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2028	59.8	59.8	61.2	0.02%
Yellow Fin Marine Services LLC, K Marine XI, LLC K Marine VIII, LLC	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/20/2028	576.2	576.2	569.0	0.19%
Graff Excavating, Inc	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/20/2028	187.1	187.1	167.4	0.06%
Alaska Motor Home Inc	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/20/2028	287.1	287.1	271.2	0.09%
Local Liberty Inc dba The Wardsboro Country Store	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/20/2043	154.2	154.2	164.7	0.05%
Hotel Compete, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2028	59.8	59.8	52.7	0.02%
CK Green Partners, LLC dba Reis and Irvy"s Columbus	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/20/2029	181.5	181.5	172.7	0.06%
Healthy and Fresco LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/20/2029	43.9	43.9	40.1	0.01%
Marlin Lighting LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2028	97.4	97.4	85.9	0.03%
The Cromer Company	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/19/2028	478.5	478.5	423.4	0.14%
Sheldon T Banks and Sheldon T Banks LLC dba Serenity Funeral chapel ll	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/19/2044	240.6	240.6	266.9	0.09%
Goodson's Garden, LLC dba Always Goldies Florist	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/19/2028	11.3	11.3	10.1	—%
JejoJesi Corp dba Dukunoo Jamaican Kitchen, Dunkunoo	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2029	59.1	59.1	56.1	0.02%
Accent Comfort Services, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2028	65.9	65.9	58.6	0.02%
Cordoba Foods LLC, Multi Logistics Network Inc, Karina Mena	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	12/14/2028	303.8	303.8	280.0	0.09%
Healthy Human, LLC	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/14/2028	119.5	119.5	105.4	0.04%
Alpha Omega Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/14/2028	67.1	67.1	69.8	0.02%
YBL Restaurant Group LLC dba Tropisueno	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/14/2029	365.7	365.7	325.6	0.11%
Sound Contracting LLC	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2043	196.0	196.0	204.1	0.07%
Sound Contracting LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/14/2028	40.0	40.0	37.5	0.01%
Stony Creek Wellness Group, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/14/2043	98.1	98.1	104.9	0.03%
Peanut Butter & Co., Inc.	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/14/2028	239.2	239.2	211.0	0.07%
Alpha Landscape Contractors, Inc	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/14/2029	319.2	319.2	295.7	0.10%
Redskin Cafe Inc. dba Goodfellas Wine & Spirits, Redskin Cafe Inc	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/14/2043	244.6	244.6	267.5	0.09%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Ventures TBD LLC dba The Bottle Tree	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2043	98.1	98.1	101.3	0.03%
Mediterranean Tastes Inc dba Mediterranean Tastes Since 1974	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/14/2028	15.1	15.1	13.4	—%
Fitness Orlando LLC & Fitness Orlando Oviedo, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/14/2028	263.7	263.7	242.2	0.08%
L&M Services, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/14/2043	198.6	198.6	208.7	0.07%
Aero Consulting and Engineering Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/14/2028	14.4	14.4	12.7	—%
Tapia Auto Care, LLC dba Shoreline Quick Lube and Car Wash	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/13/2043	970.7	970.7	996.2	0.33%
D for Dream LLC dba Blo Blow Dry Bar Inc	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/13/2029	72.2	72.2	63.8	0.02%
United States Plastic Equipment LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/13/2028	137.1	137.1	121.0	0.04%
OC Helicopters LLC	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	12/13/2028	88.9	88.9	92.4	0.03%
Burton Realty Co., Inc dba Anchor Realty, Northeast	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	12/13/2028	289.9	289.9	255.7	0.09%
Plan B Burger LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/13/2029	1,004.8	1,004.8	927.2	0.31%
The Miller Center for Esthetic Excellence,	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/13/2043	384.8	384.8	380.4	0.13%
Mateo Enterprise Inc dba El Milagro Market	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/12/2043	119.2	119.2	123.1	0.04%
Tier1 Solutions LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/12/2029	9.8	9.8	8.6	—%
Mateo Enterprise Inc dba El Milagro Market	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	1/12/2029	57.4	57.4	50.7	0.02%
Ashwood Food Services, Incorporated dba Jake Rooney's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/12/2029	64.6	64.6	59.7	0.02%
Airstrike Firefighters LLC	(#,^)	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	12/12/2028	1,196.1	1,196.1	1,140.9	0.38%
Anglin Cultured Stone Products LLC dba Anglin Construction	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/12/2029	60.8	60.8	62.0	0.02%
Behind The Scenes Chicago, LLC dba Paramount Events	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/12/2029	245.2	245.2	240.3	0.08%
Ashwood Food Services Inc. dba Jake Rooney's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/12/2043	213.5	213.5	230.6	0.08%
Duck's Nuts Inc dba Pet Place Market	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	1/11/2029	41.4	41.4	38.9	0.01%
Hilltop Wine Shop, Inc dba Hiltop Wine Shop	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/11/2043	127.1	127.1	133.4	0.04%
TFE Resources ,LTD	(#,^)	Utilities	Term Loan	Prime plus 2.75%	1/11/2029	571.8	571.8	520.2	0.17%
Oregon Medical Training Private Career School Inc.	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	1/11/2029	38.3	38.3	33.8	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Googlyoogly, LLC dba Bi-Rite Supermarket	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/11/2043	201.6	201.6	208.3	0.07%
White Wilson & Associates LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/11/2043	42.2	42.2	43.5	0.01%
EMES Supply, LLC	(#,^)	General Merchandise Stores	Term Loan	Prime plus 2.75%	1/11/2029	120.0	120.0	108.4	0.04%
B&B Bodega of Delray LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	1/11/2029	18.7	18.7	16.5	0.01%
Team Henry, LLC dba Kelly Automotive of Deltona	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/10/2043	388.5	388.5	399.9	0.13%
ZLM Services LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/10/2029	38.3	38.3	33.8	0.01%
Food Service Industry Consultants Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/7/2029	68.4	68.4	60.6	0.02%
Shining Star Kids, Inc. dba Brain Balance	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	1/7/2029	83.8	83.8	74.5	0.02%
3SIXO Motorsports LLC dba 3SIXO Motorsports Shop	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	1/6/2029	94.6	94.6	84.0	0.03%
CET Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	1/6/2029	1,176.1	1,176.1	1,078.0	0.36%
Metro R Services Inc. and Metal & Roof Supplies Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/6/2029	198.6	198.6	206.6	0.07%
Unique Home Solutions Inc. and Unique Home Solutions of Ohio	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	1/5/2029	239.2	239.2	248.9	0.08%
Levine Daycare Inc dba Kids R Kids	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	1/5/2029	258.4	258.4	240.5	0.08%
Little West LLC, 340 Group LLC, Retail West LLC, Andrew W Walker	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/5/2029	83.9	83.9	74.9	0.02%
Consulting Solutions, Inc and Mark Luciani	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/5/2029	55.0	55.0	48.6	0.02%
The Altitude Group LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/4/2029	136.5	136.5	121.1	0.04%
Access Staffing, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/4/2029	185.9	185.9	164.2	0.05%
Jay Carlton's, LLC dba Jay Birds Rotisserie & Grill	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/4/2029	37.3	37.3	35.3	0.01%
Swantown Inn and Spa, LLC	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	1/3/2029	12.9	12.9	13.4	—%
York Concrete Corp	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/3/2043	198.6	198.6	217.2	0.07%
Tammy's Place LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2044	436.0	436.0	478.7	0.16%
Luxury Furniture, Inc.dba Venicasa & Luxe Home Interiors	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/30/2028	119.0	119.0	117.6	0.04%
Microplex Co, Third Market LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/30/2028	156.9	156.9	138.4	0.05%
Hernando Beach Motel LLC,The Purple Cow House o APancake AInc.	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	11/30/2043	223.2	223.2	246.9	0.08%
Cabrera's Auto Services LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/30/2043	80.5	80.5	85.3	0.03%
Water Station Holdings LLC	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/30/2028	659.4	659.4	628.4	0.21%
Albert M. Quashie, DDS, PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/29/2043	64.6	64.6	67.2	0.02%
Albert M Quashie, DDS, PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/29/2028	83.3	83.3	79.6	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
JJB Production LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/29/2028	7.0	7.0	6.2	—%
Sky Wonder Pyrotechnics, LLC dba Sky Wonder Fire and Safety Gear Up	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/28/2043	429.3	429.3	474.9	0.16%
True Love Christian Academy LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	12/28/2043	41.7	41.7	45.3	0.02%
Level Up Gaming, Inc	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	11/28/2043	89.3	89.3	90.9	0.03%
Recovery Boot Camp, LLC, Rule 62, Inc. and Healing Properties, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/28/2028	119.1	119.1	105.6	0.04%
Extreme Granite Corp	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/28/2043	186.0	186.0	201.9	0.07%
BEK Holdings LLC, Veseli Fine Art Galleries, LLC, Trusted.com LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	1,188.9	1,188.9	1,222.6	0.41%
Best Global Alternative North, LLC	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/21/2028	83.2	83.2	73.4	0.02%
M.A.W. Enterprises LLC dbaY-Not Pizza	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/21/2028	21.4	21.4	20.0	0.01%
Thames Aquatic Club, LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	10/21/2029	43.3	43.3	45.2	0.02%
On Call Electrical of Georgia LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/20/2043	659.4	659.4	684.5	0.23%
Commonwealth Warehouse Inc	(#,^)	Warehousing and Storage	Term Loan	Prime plus 2.75%	12/20/2028	403.0	403.0	381.2	0.13%
High Desert Transport, Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/19/2028	72.3	72.3	66.1	0.02%
K & A Automotive Inc	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	11/19/2043	121.2	121.2	131.0	0.04%
Beau & HB Inc dba Beau's Billiard, Bowling & Arcade	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/16/2029	41.8	41.8	41.5	0.01%
Saunders Management LLC dba Northern Light Espresso Bar and Cafe	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/16/2028	38.6	38.6	40.1	0.01%
Cocomo Joe's LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2028	0.6	0.6	0.6	—%
Cali Fit Meals	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2028	59.5	59.5	52.6	0.02%
Beau & HB Inc dba Beau's Billard, Bowling & Arcade	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/16/2043	69.7	69.7	73.1	0.02%
Allegro Assisted Living Services of Texas LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	11/15/2043	94.2	94.2	104.3	0.03%
Schafer Fisheries Inc.	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	11/14/2028	47.7	47.7	49.5	0.02%
Salon Femi LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/9/2028	7.1	7.1	6.9	—%
US Dedicated LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/9/2028	399.5	399.5	358.6	0.12%
Jinwoo Sushi Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/9/2028	21.1	21.1	21.9	0.01%
McNeill Stokes	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/8/2028	6.4	6.4	5.7	—%
Vancole Investments, Inc. dba Smoothie King #913	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/7/2044	415.4	415.4	428.5	0.14%
JN Thompson Ent,Inc.	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/7/2028	377.5	377.5	344.8	0.12%
Peter Thomas Roth Labs LLC and June Jacobs Labs, LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/1/2028	309.1	309.1	272.6	0.09%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
JP Dhillon's Foods LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/1/2029	93.5	93.5	82.7	0.03%
Modutech Marine Inc	(#,^)	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	12/1/2028	356.9	356.9	370.9	0.12%
Abington Caregivers, LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	11/30/2043	124.3	124.3	132.1	0.04%
Steele Security, LLC dba Signal 88 Security of San Antonio	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/31/2028	105.2	105.2	93.9	0.03%
Organic Juice Bar Wexford LLC dba The OJB "The Organic Juice Bar"	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2029	77.8	77.8	70.1	0.02%
UK, LLC dba Pita Pit	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/30/2029	59.0	59.0	53.5	0.02%
C.A.T.I. Armor, LLC	(#,^)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	10/30/2043	208.6	208.6	217.1	0.07%
JAL Group, Inc. dba Brainy Boulevard Daycare	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	10/29/2028	54.8	54.8	49.0	0.02%
Ohio Gold & Pawn LLC, Our New Building LLC and Corey Fischer	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	10/26/2028	139.6	139.6	145.1	0.05%
Reliant Trucking Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	10/25/2028	125.8	125.8	117.3	0.04%
The Face Place, LLC dba Classic Aesthetics	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	10/25/2028	9.5	9.5	8.4	—%
Bellas Sports Pub, Inc dba Brewmasters Tavern	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/24/2043	68.8	68.8	75.4	0.03%
Shovels and Whiskey LLC	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	10/16/2043	75.9	75.9	81.9	0.03%
Hackstaff Restaurants LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2029	146.5	146.5	132.1	0.04%
TA Coleman, LLC dba Tom's Truck Shop	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/12/2028	5.5	5.5	5.3	—%
Cater To You Agency, LLC, dba Cater To You	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/11/2043	22.3	22.3	23.3	0.01%
Faydon, Inc	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	10/10/2028	71.0	71.0	73.2	0.02%
MB Click It Photography, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/10/2043	38.0	38.0	40.7	0.01%
Wellfleet Consulting Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/9/2028	14.2	14.2	12.5	—%
Apps Inc and Market Share Inc.	(#,^)	Telecommunications	Term Loan	Prime plus 2.75%	10/5/2028	89.9	89.9	79.3	0.03%
Moore Care LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/4/2028	49.2	49.2	43.4	0.01%
JAM Media Solutions LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2028	829.3	829.3	753.5	0.25%
SwabCo Inc.	(#,^)	Support Activities for Mining	Term Loan	Prime plus 2.75%	9/28/2043	933.0	933.0	979.6	0.33%
Burd Brothers Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/28/2028	503.9	503.9	483.1	0.16%
A-1 Van Sevices, Inc.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/28/2028	99.6	99.6	97.4	0.03%
Mellow Sweets, Inc dba Jaafer Sweets & Marwan Hamdan	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	9/28/2028	53.0	53.0	47.0	0.02%
Throop Family Holdings, Inc	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/28/2043	636.7	636.7	661.5	0.22%
La Venezia Corporation dba La Venezia Ballroom & Robertos Lounge	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/28/2043	327.1	327.1	348.5	0.12%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Rami Technology USA, LLC	(#,^)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	9/28/2028	169.2	169.2	150.5	0.05%
Blackwater Diving, LLC	(#,^)	Support Activities for Mining	Term Loan	Prime plus 2.75%	9/27/2028	750.2	750.2	679.4	0.23%
Quality Electric & Data	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2028	93.8	93.8	90.2	0.03%
LG Law Center, Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/27/2028	14.1	14.1	12.8	—%
Barricade Holding LLC and Action Barricade Company,LLC	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/27/2043	175.8	175.8	179.5	0.06%
Blue Seven, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/27/2029	83.6	83.6	75.9	0.03%
Quality Electric & Data Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2043	128.4	128.4	131.6	0.04%
Action Barricade Company, LLC and Barricade Holding LLC	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/27/2028	317.3	317.3	303.9	0.10%
Zeeba Company, Inc dba Zeeba Rent-A-Van & 5 Star Rent- A-Van	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/27/2028	677.3	677.3	648.4	0.22%
Catherine Brandon, PSY.D., Inc dba Kenneth A Deluca, PH.D., & Associates	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2028	111.4	111.4	98.7	0.03%
TFR Transit Inc, The Free Ride Inc, South Florida Free Ride Inc.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/27/2028	117.2	117.2	110.8	0.04%
US Shipping Trans Inc, Esteem Trucking Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/26/2028	782.1	782.1	769.1	0.26%
Dentistry By Design, P.C	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/26/2028	14.1	14.1	12.7	—%
Ace Auto Recovery, Inc.	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/26/2043	158.3	158.3	168.4	0.06%
LTS School, Inc.	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	9/26/2043	100.0	100.0	110.5	0.04%
Above and Beyond Preschool LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/26/2043	546.8	546.8	586.2	0.20%
Anglin Cultured Stone Products LLC dba Anglin Construction	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	9/26/2028	95.5	95.5	89.6	0.03%
Bhatti LLC, Bhatti 3 LLC, dba Auntie Annes	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/25/2028	117.3	117.3	107.1	0.04%
Newsome Mobile Notary LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/25/2028	4.9	4.9	4.3	—%
Steadfast Support Services, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	9/25/2028	9.9	9.9	8.8	—%
Phillip Ramos Upholstery Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/24/2028	14.5	14.5	12.8	—%
D & D Optics Inc dba Sterling Optical	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	50.6	50.6	45.4	0.02%
DC Lofty, LLC,	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	9/21/2028	21.1	21.1	18.8	0.01%
The Garden Club, LLC	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/21/2028	6.2	6.2	5.5	—%
Southern Services and Equipment, Inc	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2028	402.2	402.2	384.3	0.13%
Southern Services and Equipment, Inc.	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2043	207.9	207.9	211.8	0.07%
MillClem Corporation & Monticello Corporation	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	9/21/2043	327.3	327.3	361.7	0.12%
Sommer Auto Sales, Inc	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/20/2028	330.6	330.6	342.5	0.11%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Tables and Bars Services, Inc and Tables and Bars Rentals, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/20/2028	16.9	16.9	15.8	0.01%
C3 Capital, Inc	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	9/19/2028	633.4	633.4	613.3	0.20%
M&P RV LLC dba M&P RV	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/19/2043	111.1	111.1	121.9	0.04%
Lewis River Golf Course, Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/19/2043	493.8	493.8	545.8	0.18%
Super Station Inc	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	9/19/2043	207.8	207.8	229.7	0.08%
Watearth Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/19/2028	21.1	21.1	18.6	0.01%
Dash Point Distributing LLC, Dash Point Logistics LLC and Sara Consal	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/19/2028	432.2	432.2	380.9	0.13%
E & G Enterprises LLC dba Comfort Keepers	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/18/2028	5.6	5.6	5.0	—%
DB Talak LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/18/2043	150.1	150.1	157.6	0.05%
Glendale Grill Inc, Roddy Cameron, Jr & John K Symasko	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/17/2043	172.8	172.8	182.4	0.06%
Culmination Motorsports, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2043	552.5	552.5	606.4	0.20%
Pastel de Feira LLC dba Original Pastel De Feira	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/17/2028	5.7	5.7	5.3	—%
Baby's on Broadway LLC	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/14/2028	47.0	47.0	44.3	0.01%
L&M Equipment, Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/14/2043	1,234.4	1,234.4	1,314.3	0.44%
J & C Garcia LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/14/2028	69.4	69.4	62.5	0.02%
Innovim LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/14/2028	117.2	117.2	103.2	0.03%
Rihahn Inc. dba RDBL, Inc	(#,^)	Forestry and Logging	Term Loan	Prime plus 2.75%	9/14/2028	126.2	126.2	118.7	0.04%
LJS Electric, Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/14/2028	424.3	424.3	437.2	0.15%
QBS, LLC dba Sterling Optical Exton	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/14/2028	76.2	76.2	67.7	0.02%
Underground Productions LLC dba 31 Escape	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/13/2043	97.6	97.6	107.9	0.04%
TPE Midstream LLC, Dasahm Company, S & S Ventures LLC and TPE Supply	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/13/2028	248.6	248.6	235.3	0.08%
Brewster Marketplace Pharmacy & Hardware, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/13/2028	82.1	82.1	72.3	0.02%
Innovative Network Solutions Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/13/2028	116.2	116.2	105.4	0.04%
Rancho Paving, Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/10/2028	175.8	175.8	174.1	0.06%
Pool Guard of LA	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/7/2028	21.1	21.1	18.7	0.01%
Dr. G's Urgent Care LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/7/2028	21.1	21.1	18.7	0.01%
Amaka Consulting LLC dba Donut Minis	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/7/2028	49.9	49.9	45.8	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
NY Tent, LLC dba Tent Company of New York LLC, NY Tent Parent LLC	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/7/2028	302.6	302.6	288.7	0.10%
MurlinComputerCompany LLC dba Murlin Computer,	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/7/2028	14.6	14.6	13.2	—%
Pelican Executives Suites, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/7/2028	291.9	291.9	257.1	0.09%
Asheville Spine and Nerve Institute PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/7/2043	90.1	90.1	98.6	0.03%
Trolley Express Philly, Inc dba Shuttlebee & Honeybee Transportation LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	9/6/2028	12.0	12.0	11.0	—%
Living Centers Inc. dba Veranda House Senior Living	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	8/31/2043	416.0	416.0	459.8	0.15%
LACCRB LLC dba PostNet	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/30/2028	14.2	14.2	12.8	—%
National Stone LTD and NSI Group Inc	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	8/31/2044	202.4	202.4	224.5	0.07%
XL Soccer World Orlando. LLC, XL Soccer World Saco LLC, XL Sports World	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/30/2043	443.8	443.8	490.5	0.16%
Stat Constructor L.P	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/30/2028	97.1	97.1	100.7	0.03%
Extreme Engineering, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/29/2028	116.4	116.4	103.4	0.03%
Kotyark LLC dba Gibsonton Motel	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	8/29/2043	81.4	81.4	89.9	0.03%
Greenfield Hill Wines & Spirits, LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	8/29/2028	85.7	85.7	76.3	0.03%
ARVAmethod LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/29/2028	2.2	2.2	2.0	—%
Graphish Studio, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/28/2028	7.0	7.0	6.2	—%
JFK Transportation Inc	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	8/28/2028	151.1	151.1	135.6	0.05%
Atlas Geo-Constructors LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/24/2028	69.9	69.9	69.7	0.02%
Finn & Emma LLC	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	8/24/2028	118.2	118.2	104.1	0.03%
Montana Life Group, LLC	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/24/2028	7.0	7.0	6.2	—%
Wearware Inc dba FlyWire Cameras	(#,^)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	8/24/2028	21.0	21.0	18.8	0.01%
Evans and Paul LLC, Evans & Paul Unlimited Corp	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	8/24/2028	81.5	81.5	74.0	0.02%
Zash LLC dba Papa Murphy's take 'N' Bake Pizza	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/23/2028	39.4	39.4	36.7	0.01%
Buffalo Biodiesel Inc.	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	8/21/2028	1,169.3	1,169.3	1,160.7	0.39%
Ginekis Enterprises, Inc dba Locanda Veneta	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/20/2028	80.6	80.6	71.3	0.02%
Wilkie J. Stadeker DDS	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/17/2028	39.6	39.6	34.9	0.01%
Geo Tek Alaska, Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/17/2044	126.5	126.5	133.9	0.04%
ATI Jet, Inc.	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	8/16/2028	200.6	200.6	192.5	0.06%
Lewins Law, P.C.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/16/2028	16.8	16.8	14.8	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
GS Bath Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	8/15/2028	535.7	535.7	531.9	0.18%
Pamletics LLC dba F45	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/14/2028	40.9	40.9	37.8	0.01%
L.A. Insurance Agency GA 10 LLC	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/10/2028	10.5	10.5	9.2	—%
David D. Sullivan dba DMS Construction	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/9/2028	12.6	12.6	11.1	—%
Crystal Shores Inc. dba Shorewood Laundromat	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/9/2028	20.8	20.8	19.1	0.01%
Palanuk & Associates, Inc.dba Wolfpk	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/8/2028	95.7	95.7	85.0	0.03%
CJNR, LLC	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	8/7/2043	120.1	120.1	132.7	0.04%
Mercedes Cab Company, Inc	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	8/7/2028	121.1	121.1	110.2	0.04%
Ron's Pool and Spa Services LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/3/2028	3.5	3.5	3.1	—%
20th Century Lanes, Inc dba West Seattle Bowl	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/3/2028	104.8	104.8	102.9	0.03%
Alma Jacobsen,ODD Family Eye Care & Contact Lens LLC	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	8/3/2028	56.2	56.2	50.3	0.02%
Millwork Unlimited, Incorporated	(#,^)	Wholesale Electronic Markets and Agents and Brokers	Term Loan	Prime plus 2.75%	8/2/2028	7.0	7.0	6.2	—%
Accel Compression Inc., Accel Workover Services Inc. dba Mica Tool	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/1/2028	431.1	431.1	419.5	0.14%
Samy Optical LLC dba Site for Sore Eyes	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/1/2028	105.3	105.3	92.8	0.03%
Accel Compression Inc., Accel Workover Services, Inc	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/1/2043	307.0	307.0	317.8	0.11%
Nichols Stephens Funeral & Cremation Services Ltd	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/30/2043	106.3	106.3	117.5	0.04%
CSL Services Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/27/2028	506.8	506.8	473.8	0.16%
Nunez Enterprises Corporation dba La Casa	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	7/26/2028	7.6	7.6	6.7	—%
Sandlot Sports Inc dba Play it Again Sports	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	7/26/2028	17.4	17.4	15.3	0.01%
Summitsoft Corporation	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	7/26/2028	117.4	117.4	103.9	0.03%
Relevant Elephant ,LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/25/2028	8.3	8.3	7.3	—%
Fitness Central, Inc dba Fitness Central	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	7/25/2028	57.9	57.9	52.1	0.02%
HAVL Enterprises Inc dba FedEx	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	7/24/2028	74.1	74.1	74.2	0.02%
Top Shelf Towing and Road Service, LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	7/24/2028	12.5	12.5	11.1	—%
Florida Apnea Diagnostics, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/24/2028	20.1	20.1	17.7	0.01%
TR Nails, LLC dba Simple Nails	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	7/20/2028	57.8	57.8	50.9	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
674 Club LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/17/2043	257.9	257.9	285.0	0.10%
ZA Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	7/17/2028	9.5	9.5	9.0	—%
Smart-tel Communications LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/13/2028	20.8	20.8	21.6	0.01%
Mother's Cantina LLC dba Mother's Cantina	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/13/2028	63.6	63.6	57.1	0.02%
HQTRONICS LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	7/13/2028	57.8	57.8	51.0	0.02%
Smoove Move Productions, LLC dba Smoove Move Productions	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	7/12/2028	9.8	9.8	10.2	—%
Talent Logistix, LLC, Pinpoint Staffing LLC & ITC 2.0 LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/3/2028	57.8	57.8	52.8	0.02%
Vital Inspection Professionals, Inc. dba VIP	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/3/2028	288.1	288.1	278.9	0.09%
Deal to Win Inc	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/3/2028	115.7	115.7	101.9	0.03%
US Cargo Express, LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	7/2/2043	87.2	87.2	96.4	0.03%
Bio-Haz Solutions, Inc.	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	5/29/2044	366.2	366.2	365.4	0.12%
M J Losito Electrical Contractor's, Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2028	47.7	47.7	42.9	0.01%
Bio-Haz Solutions, Inc	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/29/2029	240.9	240.9	239.0	0.08%
Corptek Solutions LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/28/2028	43.7	43.7	38.4	0.01%
Critter Cabana, LLC dba Critter Cabana	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/28/2028	77.0	77.0	67.8	0.02%
RLW4 Builders LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	6/27/2043	983.8	983.8	1,086.5	0.36%
National Dredging Services of North Florida, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2043	28.4	28.4	31.3	0.01%
National Dredging Services of North Florida, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2028	49.4	49.4	51.2	0.02%
Julie Cooper-Bierman dba Forever Shopper	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/27/2028	14.8	14.8	13.0	—%
Darnoc Enterprises Inc, Setira Paul Inc dba Conrad's Famous Bakery	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	6/27/2043	348.8	348.8	373.9	0.12%
InUSA Ventures, Inc	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/27/2028	46.0	46.0	40.4	0.01%
Nick's Country Kitchen, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/27/2028	20.7	20.7	18.5	0.01%
Bengals, Inc. dba Royal Liquor Mart	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/26/2043	104.5	104.5	109.4	0.04%
Peter Thomas Roth Labs LLC, & June Jacobs Labs, LLC,	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	6/26/2028	850.7	850.7	771.8	0.26%
Sun Pools, Inc	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/25/2043	301.0	301.0	294.7	0.10%
DPF Filters Inc.	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/25/2028	63.3	63.3	57.2	0.02%
Sun Pools, Inc dba Sun Fiberglass Pools	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/25/2028	718.6	718.6	656.5	0.22%
Mr. Lube, Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/22/2043	654.6	654.6	670.5	0.22%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
The Desert House Assisted Living, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	6/22/2043	77.5	77.5	83.2	0.03%
Mr. Lube, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/22/2028	542.6	542.6	521.9	0.17%
Judy E. Moncrief C.P.A LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/22/2028	8.3	8.3	7.3	—%
Sushi Prime, LLC and Vasilia Investments	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/22/2028	253.4	253.4	236.3	0.08%
Martha Beauty Supply And Braiding, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/22/2043	139.5	139.5	154.0	0.05%
York Woods Tree Service, LLC dba York Woods Tree and Products, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/21/2043	239.5	239.5	249.1	0.08%
Independent Life LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/21/2028	115.0	115.0	101.1	0.03%
York Woods Tree Service, LLC dba York Woods Tree and Products, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/21/2028	131.0	131.0	127.9	0.04%
Lilo Holdings LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/20/2028	17.3	17.3	15.6	0.01%
Mid America Motorworks, Inc and Yager Holdings L.P	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/19/2043	494.4	494.4	546.0	0.18%
Colovic Hackettstown Dairy LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/19/2043	271.0	271.0	297.6	0.10%
Jones Roger Sherman Inn, Inc.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/19/2028	403.6	403.6	418.3	0.14%
Allen Theatre and Back Stage Cafe LLC	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	6/18/2043	124.0	124.0	134.2	0.04%
Schumacker Recreation, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/18/2028	137.9	137.9	143.0	0.05%
Northway Exit 29 Campground, Inc dba Adirondacks Jellystone Parks	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	6/15/2043	212.7	212.7	235.0	0.08%
Softrol Systems Inc dba Softrol Systems	(#,^)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	6/15/2028	857.6	857.6	765.2	0.26%
Oil Palace Inc.	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/15/2043	142.7	142.7	157.7	0.05%
Venzix Ventures Inc. dba Venzix	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/15/2028	12.2	12.2	11.8	—%
Dianne Williams and Louis Williams dba Sweetlips Store	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/15/2043	45.5	45.5	48.6	0.02%
Barrett Appliance Distributors Inc. dba Barrett Appliance and Home	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/14/2043	614.2	614.2	612.5	0.20%
Barrett Appliance Distributors, Inc dba Barrett Appliance and Home	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/14/2028	468.7	468.7	437.2	0.15%
E & J Sims Co. LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/14/2028	46.1	46.1	42.1	0.01%
Top Cat Ready Mix, LLC & Ples Investments LLC, Pappy's Sand & Gravel	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/14/2028	147.5	147.5	137.2	0.05%
Tele Tax Express Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2028	20.7	20.7	20.4	0.01%
Team Sandy Blanton Realty, Inc	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	6/14/2043	96.0	96.0	97.5	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Mastiff Studios LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	6/13/2043	42.1	42.1	46.0	0.02%
Ciasom LLC dba Mosaic	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/11/2028	165.5	165.5	146.5	0.05%
Icebox Cafe, L.C. and Icebox Cafe at Doral,LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/8/2028	727.9	727.9	654.0	0.22%
Skyways LTD,Jet 60 LLC,Mendean Jonath, Inc,Jet AOG, Inc & Jonathan Men	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	6/8/2043	372.0	372.0	382.9	0.13%
Camp K-9 Pet Resort & Spa, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/8/2028	7.6	7.6	6.8	—%
Beyond Grooming LLC and Michelle McWatters	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/8/2043	42.3	42.3	46.1	0.02%
Applied Behavioral Consulting, Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	6/7/2043	49.2	49.2	53.4	0.02%
H S Corporation dba Lake Anna Lodge	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	6/7/2043	129.1	129.1	142.6	0.05%
Anurag, LLC dba Oakwood Package Store	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/6/2043	135.2	135.2	139.2	0.05%
Sowells Consulting Engineers, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/6/2028	20.7	20.7	18.3	0.01%
Hardway Inc and A F C Leasing, Inc	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/6/2028	270.3	270.3	237.7	0.08%
Funtime ,LLC dba Indoor Playgrounds International	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/5/2028	230.1	230.1	202.6	0.07%
SSD Designs LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/5/2028	68.3	68.3	60.7	0.02%
Mastrocinque Restaurant Management Company LLC dba Santionii's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/1/2028	77.0	77.0	74.7	0.02%
BTD Feed & Nutrition, LLC dba Thomaston Feed Cheshire	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/1/2028	47.6	47.6	41.9	0.01%
Awan Business Management Group LLC, Awan Sign Company, LLC & Awan	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/31/2043	271.7	271.7	289.6	0.10%
Brooks Seaplane Service Inc and Lunt Enterprises LLC	(#,^)	Scenic and Sightseeing Transportation	Term Loan	Prime plus 2.75%	5/31/2028	134.9	134.9	118.6	0.04%
Seraj Wireless, LLC	(#,^)	Electronics and Appliance Stores	Term Loan	Prime plus 2.75%	5/31/2028	114.2	114.2	118.1	0.04%
SSMV LLC dba Burgerim	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/30/2028	61.0	61.0	58.6	0.02%
Eagle Aggregate Transportation, LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	5/30/2028	79.9	79.9	74.0	0.02%
Crowley Ventures, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2028	68.2	68.2	61.0	0.02%
Iloka, Inc dba New Cloud Networks	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/25/2028	228.4	228.4	213.8	0.07%
Dream Spa LLC and Dream Spa Greenwich LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2028	92.7	92.7	82.5	0.03%
Broadalbin Properties LLC dba Broadalbin Hotel & 1854 Pub & Eatery	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	10/25/2043	200.0	200.0	221.2	0.07%
Adow Pools LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2028	159.8	159.8	144.3	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Ocean Breeze Holdings, LLC, Ocean Beach Resort LLC & Ocean Breeze	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	5/25/2043	1,245.1	1,245.1	1,375.1	0.46%
Starship, LLC dba Tint World Smyrna	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/25/2043	97.0	97.0	105.0	0.04%
DMA Equipment LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/24/2043	256.8	256.8	266.3	0.09%
Seaside Acupuncture LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/24/2043	49.1	49.1	52.0	0.02%
Chem-Flotronics, Inc.	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	5/22/2028	91.3	91.3	82.2	0.03%
Yakov Levy M.D., P.C.	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/18/2028	35.8	35.8	31.9	0.01%
Mark A Espinoza, DDS PLLC dba Central Dental Care	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/18/2028	55.7	55.7	49.0	0.02%
JVLS LLC dba Vaccines 2 Go	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/17/2028	7.5	7.5	6.6	—%
On Stage Enterprises LLC, On Stage Theaters Branson, LLC, On Stage Th	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	5/17/2028	228.4	228.4	200.8	0.07%
Clore Construction LLC	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	5/16/2028	137.0	137.0	127.7	0.04%
Joshua One Limited Liability Company dba Genesis Personal Fitness	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/16/2043	315.7	315.7	324.6	0.11%
James T. Hendel dba Autotexx Mobile Auto Repair	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/15/2028	6.8	6.8	7.1	—%
Fireplace Outlet Inc	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	5/15/2028	20.6	20.6	21.3	0.01%
Galore Salon & Extension Lounge Inc dba Pretty Chic Hair & Lashes	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/14/2028	4.1	4.1	3.7	—%
Bote Virginia Beach, Inc. dba Bote Virginia Beach	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/11/2028	10.3	10.3	9.1	—%
Circle and Square, Inc dba Stamford Kumon	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	5/11/2028	38.8	38.8	34.2	0.01%
Daniel Woodward, DC PLLC dba Doc's Body Shop	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/11/2028	37.6	37.6	33.1	0.01%
Adhara, LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/11/2043	43.0	43.0	45.6	0.02%
P & M Entertainment, LLC dba Luv 2 Play	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/10/2028	110.8	110.8	102.0	0.03%
Baby Gentry's Childcare & Learning Academy	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	5/10/2028	10.3	10.3	9.1	—%
Buy Gitomer Inc., Gitgo LLC.,GitGo Archives, LLC, and Jeffrey Gitomer	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	5/9/2043	712.3	712.3	786.7	0.26%
Whitetail Nurseries Inc	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2028	244.3	244.3	235.0	0.08%
Oculi Entertainment Inc	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	5/8/2028	20.6	20.6	18.1	0.01%
Schmaltz Operations LLC dba Companion Camp	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/7/2028	54.8	54.8	52.8	0.02%
Container Shipping, LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	5/4/2028	45.7	45.7	40.2	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Wilbur Standford Jr Trucking and Excavating, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/3/2028	219.2	219.2	215.4	0.07%
McIntosh Trail Management Service Organization, Inc.	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/1/2028	86.8	86.8	89.9	0.03%
Olmsted LLC and 626 Van LLC dba Maison Yaki	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/1/2029	224.1	224.1	203.4	0.07%
Saltamontes Tire Company, LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/30/2043	100.6	100.6	106.9	0.04%
Corona Dance, LLC dba Huracan Dance Studio	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	4/30/2028	10.9	10.9	9.6	—%
Metropolitan Solutions Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2043	173.8	173.8	170.5	0.06%
Brenden Kehren Development LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2028	2.7	2.7	2.4	—%
Sunlinc Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2028	8.8	8.8	7.8	—%
Suraj Enterprises, Inc.	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/27/2028	283.6	283.6	269.9	0.09%
Rory James Contracting LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	4/27/2028	14.6	14.6	12.8	—%
Kastoria Inc. dba Bantam Pizza	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2028	13.6	13.6	12.1	—%
Little Angels Daycare and Learning Center LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	4/27/2043	157.7	157.7	174.1	0.06%
LMH Optics LLC dba Sterling Optical	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/26/2028	45.4	45.4	40.0	0.01%
RWT Corporation dba Welding Works	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2028	471.1	471.1	434.3	0.14%
Pledge 4 Hope LLC	(#,^)	Data Processing, Hosting, and Related Services	Term Loan	Prime plus 2.75%	4/26/2028	13.8	13.8	12.2	—%
Matrix Z, LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2028	68.2	68.2	68.3	0.02%
RWT Corporation dba Welding Works	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2043	208.6	208.6	205.7	0.07%
K&S Hardware LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	4/26/2028	20.4	20.4	18.0	0.01%
Joe & Sons Service, Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/24/2028	102.1	102.1	105.8	0.04%
Digzy Dogz and Grill LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/20/2028	8.2	8.2	7.9	—%
Just for Boats LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2043	17.2	17.2	18.9	0.01%
Nando LLC dba Tall Timbers Banquet and Conference Center	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/20/2028	18.4	18.4	16.6	0.01%
Spitnale's Garage LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2043	59.1	59.1	62.2	0.02%
Rosemarie Products Company LLC	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	4/18/2028	13.6	13.6	12.0	—%
James L Shoemaker APCC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/18/2028	14.6	14.6	12.8	—%
Means Enterprises LLC	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	4/18/2028	6.8	6.8	6.1	—%
A New Dawn Psychotherapy Associates, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/18/2043	85.9	85.9	88.0	0.03%
Veterinary Preventive Care, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/18/2028	42.4	42.4	38.8	0.01%
Southern HVAC LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2043	22.1	22.1	22.4	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Southern Oaks Athletic Club, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/17/2043	360.2	360.2	390.2	0.13%
Southern HVAC LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2028	36.3	36.3	34.6	0.01%
1301 Starks Inc.	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/16/2028	20.4	20.4	20.8	0.01%
Patricia A. Freeman & Samuel C. Freeman dba Teenas Pizza	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/13/2043	42.7	42.7	45.1	0.02%
Precision Components Group Inc	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	4/11/2028	20.4	20.4	19.6	0.01%
Sexy Nails Center LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/10/2043	198.7	198.7	216.2	0.07%
Mark Baker	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	4/9/2028	10.9	10.9	9.9	—%
Innovation Transport LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	4/6/2028	46.6	46.6	44.9	0.01%
Newsome Mobile Notary LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/5/2028	4.8	4.8	4.2	—%
Shree Lakshminarayyn Grocery Stores LLC	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	4/5/2043	117.7	117.7	125.5	0.04%
Bean City Bar and Grill LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/4/2043	89.7	89.7	96.4	0.03%
Alaska Industrial Paint LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/30/2043	218.5	218.5	239.5	0.08%
GQ Investments,LLC	(#,^)	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	Prime plus 2.75%	3/30/2028	189.7	189.7	181.1	0.06%
B&C Texas Leasing Inc and M&W Hot Oil, Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	3/30/2028	882.9	882.9	880.8	0.29%
Fifth Wheel Truck Stop 001	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	3/30/2043	1,126.8	1,126.8	1,195.6	0.40%
Alaska Industrial Paint LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/30/2028	112.4	112.4	115.2	0.04%
Michael S Brown Physical Therapy, P.C	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/30/2028	89.4	89.4	84.1	0.03%
Romancing the Stone	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/30/2043	341.6	341.6	370.8	0.12%
B&C Texas Leasing Inc.,M & W Hot Oill, Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	3/30/2043	264.6	264.6	283.4	0.09%
Boulevard Books Inc.	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/30/2043	95.7	95.7	107.2	0.04%
Master Roofing and Siding Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/30/2028	238.8	238.8	224.6	0.07%
America's Little Leaders Academy, Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	3/30/2043	22.0	22.0	24.4	0.01%
Technical Ordnance Solutions,LLC	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2028	1,138.5	1,138.5	1,076.5	0.36%
Payne's Environmental Services LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/30/2028	204.2	204.2	202.6	0.07%
Kaz Wellness, LLC dba Grounded Wellness Center	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2028	14.3	14.3	13.9	—%
Hot Shot Services, Inc and TFB, Ltd Co	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/29/2043	391.9	391.9	440.7	0.15%
Lou & Choo Enterprises Inc.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/28/2044	106.1	106.1	113.8	0.04%
Cartwright Termite & Pest Control Inc. and Cartwright Termite & Pest	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/28/2028	209.7	209.7	207.1	0.07%
Montage Mountain Resorts, LP	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/28/2043	1,224.8	1,224.8	1,377.3	0.46%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Corning Lumber Company Inc & Frank R Close & Son Inc dba True Valley	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/28/2028	78.8	78.8	82.5	0.03%
Clancy 15 LLC and Allied Molded Products LLC	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/28/2043	211.0	211.0	225.4	0.08%
Clancy 15 LLC and Allied Molded Products LLC	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/28/2028	139.6	139.6	138.6	0.05%
K.C. Communications, Inc.	(#,^)	Telecommunications	Term Loan	Prime plus 2.75%	3/27/2028	56.3	56.3	58.9	0.02%
Towing Professionals of Arizona Inc dba Shamrock Towing & All Valley	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/26/2028	135.1	135.1	130.9	0.04%
Towing Professionals of Arizona Inc dba Shamrock Towing & All Valley	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/26/2043	527.9	527.9	551.4	0.18%
Cable Management, LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	89.2	89.2	88.9	0.03%
Aque Investment Group LLC	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	3/23/2028	239.2	239.2	250.3	0.08%
Denton BioFuels LLC and Amercian BioSource, LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	87.8	87.8	86.1	0.03%
All Regional Recyclers of Wood LLC dba ARROW	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	118.2	118.2	117.8	0.04%
Sunshine Tents and Event Rentals LLC	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/23/2028	55.6	55.6	58.2	0.02%
Shweiki Media Inc dba Study Breaks Magazine	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/23/2028	67.6	67.6	70.1	0.02%
New York Label & Box Corp	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/23/2043	1,224.8	1,224.8	1,336.0	0.45%
Sofasco, Inc	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/23/2043	98.0	98.0	104.2	0.03%
Kajun Martial Arts LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/23/2028	20.3	20.3	19.4	0.01%
GeoTek Alaska, Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/21/2043	832.9	832.9	910.1	0.30%
RTSP Union LLC	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	9/20/2028	1,128.0	1,128.0	1,109.4	0.37%
Rexco Foods LLC dba Papa John's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/20/2028	38.3	38.3	36.0	0.01%
Cest Chic Concepts, LLC dba Salon Cest Chic	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/19/2028	10.1	10.1	9.7	—%
Petroleum Equipment & Services, Inc	(#,^)	Support Activities for Mining	Term Loan	Prime plus 2.75%	3/16/2028	225.2	225.2	235.7	0.08%
Camerabots Media, LLC	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	3/16/2028	13.5	13.5	12.9	—%
Car Pro Auto Spa of Stuart, LLC dba Tide Pools Island Gifts	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/16/2028	20.7	20.7	21.6	0.01%
Bear Bones, Inc.	(#,^)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	3/15/2043	22.0	22.0	24.5	0.01%
Rojenco II,Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/15/2043	75.5	75.5	83.3	0.03%
Rojenco, Inc. dba Buggy Bathe Auto Wash Lube & Detail Shoppe	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/15/2043	75.5	75.5	83.3	0.03%
CTD Operations Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2028	59.9	59.9	57.1	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Rojenco, Inc. dba Buggy Bathe Auto Wash Lube & Detail Shoppe	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/15/2043	508.5	508.5	560.1	0.19%
Rojenco II, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/15/2043	394.3	394.3	434.3	0.14%
Summit Insights Group LLC	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/14/2028	41.4	41.4	38.9	0.01%
Dante Ultimate Cleaning Service LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/9/2028	9.2	9.2	9.1	—%
SRG Waterfront LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/9/2028	278.1	278.1	264.1	0.09%
Bee Kidz Funzone Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/9/2028	178.3	178.3	171.7	0.06%
2b Mom Inc dba Mom's the Word Maternity	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	3/9/2028	87.8	87.8	82.6	0.03%
Integrity Machinery Moving, LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/8/2028	20.3	20.3	21.2	0.01%
Treft Systems Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/8/2028	13.5	13.5	12.8	—%
Unpainted Arizona, LLC dba Westside Bowl	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/7/2043	102.7	102.7	111.5	0.04%
Play4Fun dba Luv 2 Play	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/7/2028	161.6	161.6	156.9	0.05%
Espinoza & Salinas Group Ltd dba Credit 360 Consulting	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/2/2028	4.5	4.5	4.3	—%
BC Bishop Enterprises LLC dba 9Round Pooler	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	3/2/2028	7.6	7.6	7.2	—%
Stepping Stones Childrens Academy	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	3/2/2043	249.4	249.4	276.1	0.09%
Connie Engelbrecht	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	2/28/2028	2.7	2.7	2.6	—%
The Law Offices of Samuel R Miller LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/28/2043	116.4	116.4	130.8	0.04%
Urban Fitness Group LLC dba Crunch Fitness Group LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2028	200.4	200.4	209.6	0.07%
Merciful Heavenly Homes, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	8%	2/28/2043	62.9	62.9	58.6	0.02%
Carey Collision Repairs Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/27/2028	67.1	67.1	64.3	0.02%
Purely Seed LLC	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	2/26/2028	111.8	111.8	105.2	0.04%
Betty's Catering Corp, Betty's Decoration & Wedding Center Inc.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/26/2043	348.4	348.4	391.8	0.13%
Carries Cakes and Catering, Inc dba Carrie's Cakes and Confections	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/23/2028	4.5	4.5	4.2	—%
Jackpine Technologies Corporation	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	2/22/2028	58.2	58.2	59.2	0.02%
Crossfit iQ LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/21/2028	38.0	38.0	36.5	0.01%
Wellfleet Consulting Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/21/2028	13.4	13.4	12.6	—%
New View Media Group LLC	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	2/16/2028	73.8	73.8	77.2	0.03%
Town & Country Transportation Co.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	2/16/2028	59.3	59.3	62.0	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Lulinjett LLC dba All American Printing & Design	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	2/14/2043	104.1	104.1	117.1	0.04%
Margab Inc dba Smoothie King	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/13/2028	11.4	11.4	10.9	—%
JumboMarkets, Inc.	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/13/2028	185.6	185.6	179.0	0.06%
Tony Herring & Associates, Inc.	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	2/9/2028	7.4	7.4	7.6	—%
Quality Machine of Iowa, Inc	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	2/9/2028	1,152.7	1,152.7	1,151.7	0.38%
Start "UP "Dreams, Inc dba SDC Concrete and Start"UP" Dream Construction	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/9/2028	67.1	67.1	65.7	0.02%
Apps Inc., Market Share, and Singular Leaseholdings LLC	(#,^)	Telecommunications	Term Loan	Prime plus 2.75%	2/8/2028	468.2	468.2	440.4	0.15%
De La Vega LLC dba De La Vega Deland and De La Vega Oviedo	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/7/2028	70.3	70.3	67.9	0.02%
Macrotech Integrated Management Solutions dba Extreme Lawn Care	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/5/2028	10.7	10.7	11.2	—%
Midlothian Hardware Inc dba Grills True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	2/2/2028	13.4	13.4	14.0	—%
M&R Wong LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/1/2028	10.6	10.6	10.0	—%
USA General Investment LLC dba Braniff Paint and Body Shop	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	1/31/2028	13.3	13.3	12.8	—%
Rocco'sLandscaping LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/31/2043	73.3	73.3	82.4	0.03%
Chace Building Supply of CT Inc.,	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	1/31/2043	293.4	293.4	329.9	0.11%
WydeBodi, LLC dba Wyde Bodi Auto Tags	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	1/30/2043	46.4	46.4	51.0	0.02%
New Phaze Packaging Inc	(#,^)	Paper Manufacturing	Term Loan	Prime plus 2.75%	1/26/2043	937.3	937.3	1,050.6	0.35%
Concrete Services LLC and James Ward	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/25/2028	88.8	88.8	87.0	0.03%
Parati USA Inc	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	1/25/2028	18.8	18.8	17.7	0.01%
Southside BBQ Corp	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/25/2028	17.3	17.3	18.1	0.01%
Flair Interiors, Inc dba Giant Don's Flooring America	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	1/24/2028	122.1	122.1	127.7	0.04%
Tier1 Solutions LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/23/2028	6.7	6.7	6.4	—%
Lavish Specs Inc	(#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	1/19/2028	6.7	6.7	6.3	—%
Friend Contractors, LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	1/19/2043	227.2	227.2	247.2	0.08%
Weeping Willow Kennels, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/19/2028	9.3	9.3	9.8	—%
Lou & Choo Enterprises Inc dba Lou & Choo Lounge	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/18/2043	112.4	112.4	121.7	0.04%
MedWorxs Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/18/2028	69.9	69.9	65.8	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Specialized Dairy Processors LLC and Nathaly Zapata	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/16/2028	57.7	57.7	54.3	0.02%
Impress Therapeutic Massage LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/8/2043	61.6	61.6	68.0	0.02%
Human Resource Time Manager LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/8/2028	13.7	13.7	14.4	—%
Sandfree Systems LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/5/2028	6.7	6.7	7.0	—%
Crad Holding LLC dba Neighborhood Laundry of Bloomfield	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/5/2028	55.5	55.5	52.5	0.02%
Social Link LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/29/2027	9.9	9.9	9.3	—%
Farec, Inc	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	7.5%	12/29/2042	244.9	244.9	222.7	0.07%
Morrocco Method, Inc	(#,^)	Chemical Manufacturing	Term Loan	Prime plus 2.75%	12/27/2042	710.1	710.1	784.9	0.26%
Anglin Cultured Stone Products LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/27/2042	630.5	630.5	665.3	0.22%
Muckamuck Trucks, Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/22/2027	12.1	12.1	12.1	—%
O'Rourke's Diner, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/22/2027	3.3	3.3	3.3	—%
Dudeck Enterprise LLC dba Detail Garage Las Vegas	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/22/2027	14.3	14.3	15.0	0.01%
Anderson Farms Inc	(#)	Truck Transportation	Term Loan	7.5%	12/22/2027	1,092.0	1,092.0	942.4	0.31%
Medical Plaza of Boro Park PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/22/2027	55.1	55.1	51.8	0.02%
Salida Family Chiropractic-PPLC dba Salida Sport and Spine	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/22/2027	10.6	10.6	9.9	—%
Landmark Ventures USA Inc	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	12/22/2027	55.1	55.1	51.8	0.02%
Advance Case Parts Inc	(#,^)	Repair and Maintenance	Term Loan	7.75%	12/22/2027	45.4	45.4	41.5	0.01%
Lab Partner, LLC and Beechtree Diagnostics, LLP and Cottonwood	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/22/2027	686.2	686.2	650.6	0.22%
Jacliff Investments Inc dba International Heal	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/22/2027	44.1	44.1	41.4	0.01%
Blue Lagoon Resort, LLC dba Hill View Cottages	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	12/21/2042	184.5	184.5	207.3	0.07%
CT Auto Spa LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/21/2027	196.3	196.3	204.2	0.07%
Tropical Stone LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/21/2027	166.2	166.2	173.7	0.06%
DHD Enterprise LLC dba Edible Arrangements #1699	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/21/2027	20.2	20.2	19.5	0.01%
DBMS Consulting, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2027	66.1	66.1	66.0	0.02%
Best Quality Home Care LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/19/2027	6.5	6.5	6.1	—%
Auto Excellance of Fort Myers Inc.	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/19/2042	103.7	103.7	116.5	0.04%
Ocean Trans LLC & Dehal Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/15/2042	598.7	598.7	633.4	0.21%
Capital Containers LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/15/2027	19.8	19.8	18.9	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
1-0 Granny's Helpful Hands, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/15/2027	19.9	19.9	18.8	0.01%
JMD Aviation Holdings, LLC	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/15/2027	440.9	440.9	457.6	0.15%
Peanut Butter & Co., Inc	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/15/2027	198.4	198.4	186.3	0.06%
Legion Bowl, Inc & Legion Pub Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/15/2042	327.2	327.2	367.6	0.12%
Neville Galvanizing, Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2042	625.0	625.0	674.6	0.23%
Barcade Holdings, LLC ,Barcade LLC,& Barcade New Haven LLC	(#,^)	Management of Companies and Enterprises	Term Loan	Prime plus 2.75%	12/14/2027	55.6	55.6	52.9	0.02%
Beale Street Blues Company Inc.dba B.B. King's Club-Memphis	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2027	888.3	888.3	839.1	0.28%
KR Calvert & Co, LLC	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	12/14/2027	439.9	439.9	414.3	0.14%
Royalty Freight Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/14/2027	590.3	590.3	554.4	0.18%
Hana Pastries Enterprises LLC dba Hana Kitchens, Hana Pastries, Inc.	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	12/14/2027	85.1	85.1	87.1	0.03%
LP Industries Inc. dba Childforms	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	12/14/2027	66.2	66.2	66.9	0.02%
Atlas Geo-Constructors, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/14/2027	268.0	268.0	269.4	0.09%
AADJ Empire Inc and AADJ Galaxy Inc.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2042	176.8	176.8	189.4	0.06%
Heung Kyun Im	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/14/2027	13.6	13.6	12.8	—%
Hardway Inc & AFC Leasing Inc	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/13/2027	807.4	807.4	758.3	0.25%
Nichols Fire and Security LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/13/2042	85.4	85.4	92.7	0.03%
LPB LPB Property Management Inc dba Wilderness View Cabins & Ellijay	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	12/12/2042	97.6	97.6	109.5	0.04%
A-1 Van Services Inc	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	12/12/2027	634.6	634.6	637.9	0.21%
Sky Way Enterprises, Inc, A-Liner-8-Aviation, Inc, Kissimmee Aviation	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	12/12/2027	446.7	446.7	419.5	0.14%
Jai Ganeshai LLC, Mahiveera 1 LLC, Mahiveera 2 LLC & KSVP LLC	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/12/2027	44.1	44.1	41.4	0.01%
Big Picture Group LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/12/2027	333.0	333.0	322.1	0.11%
The Ohio Valley Group Inc dba Ohio Valley Landscapes & Design	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/12/2027	13.2	13.2	12.7	—%
Clore Construction LLC	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/12/2027	407.5	407.5	407.1	0.14%
Clear Sound Communications, Inc	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/8/2027	3.3	3.3	3.1	—%
AV Strategy Inc	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/8/2027	390.2	390.2	384.3	0.13%
JVLS LLC dba Vaccines 2 Go	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/7/2027	13.2	13.2	12.4	—%
Kim Howard Corp dba NPN Machine Tools	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/7/2042	562.5	562.5	631.2	0.21%
IHC Hardware Inc.	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/6/2042	97.6	97.6	103.6	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
ODS Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/6/2027	43.2	43.2	42.2	0.01%
Healthcare Interventions, Inc dba Brightstar Healthcare	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/4/2027	13.2	13.2	12.4	—%
Oil Palace, Inc.	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	12/4/2042	965.8	965.8	1,085.0	0.36%
Salud Bar & Grill LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/1/2027	49.6	49.6	46.7	0.02%
Linda Jean Howard Riley dba The Rusty Bolt	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/1/2042	20.5	20.5	23.0	0.01%
Square1 Partners, LLC	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/1/2027	55.1	55.1	51.7	0.02%
Utara LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/1/2027	20.5	20.5	20.1	0.01%
Fortress Verve Inc, Maurice R. Margules and Antonie C. Reinhard	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	11/30/2027	114.9	114.9	118.3	0.04%
WTI Distribution Inc	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	11/30/2027	35.0	35.0	34.7	0.01%
Create- A- Stitch, Inc	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/30/2042	85.3	85.3	95.0	0.03%
Frontier Sand LLC	(#,^)	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	11/30/2027	463.6	463.6	471.9	0.16%
Skin Beauty Bar Inc. and Tameka J. Mathis	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/30/2027	7.9	7.9	7.6	—%
J. Venture Holdings, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/30/2027	10.9	10.9	11.4	—%
Clearwater Transportation LTD dba Thrifty Car Rental, Dollar Rent A Car	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	11/29/2027	153.7	153.7	146.6	0.05%
OPH Lexington, Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	11/29/2042	190.8	190.8	214.3	0.07%
Our Playhouse Preschool, LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	11/29/2042	231.7	231.7	260.3	0.09%
Beacon Brewing LLC and C' Sons, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/27/2042	123.7	123.7	138.9	0.05%
JMD Corporation dba Dart's True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/22/2027	16.4	16.4	16.2	0.01%
Webtez Inc dba Mod Vans	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/22/2027	61.3	61.3	57.8	0.02%
Step Up Academy of the Arts, LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	11/22/2027	13.8	13.8	13.0	—%
Cali Fit Meals	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/21/2027	19.7	19.7	19.6	0.01%
Grumpy's Restaurant Company, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/21/2027	62.2	62.2	58.6	0.02%
PB Market LLC dba Pure Barre	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	11/21/2027	95.0	95.0	89.3	0.03%
B Lam LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/20/2042	176.6	176.6	195.4	0.07%
Maya Motel, LLC dba Town House Motel	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	11/17/2042	55.5	55.5	62.4	0.02%
TPE Midstream LLC, Dasham Company dba Sahm Co & S & S Ventures Inc.	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	11/17/2027	165.5	165.5	166.7	0.06%
Jacob's Towing, Inc.dba Jacob's Automotive Locksmith & Jacob's Auto	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	11/17/2027	43.8	43.8	42.5	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
SSI Refrigerated Express Inc. and Robert M Stallone	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	11/17/2027	54.8	54.8	52.3	0.02%
Southern Specialty Contractor, LLC & Ronald David Holbrook Jr.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/17/2027	46.4	46.4	43.9	0.01%
Murf & Sons LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/16/2027	145.6	145.6	138.2	0.05%
H & H Hotshot Services, Inc.	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/16/2027	61.3	61.3	59.3	0.02%
J R Wholesale Tires & Auto Center, LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/15/2042	13.2	13.2	14.8	—%
Auto Rx LLC,J&P Auto Repair Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/15/2042	191.2	191.2	214.0	0.07%
Marcaco LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	11/15/2042	644.4	644.4	713.0	0.24%
Paramount Dance Studios Inc. and Homestead Dance Supply	(#)	Educational Services	Term Loan	Prime plus 2.75%	10/14/2043	458.9	458.9	502.9	0.17%
Wing King at the Gardens LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/10/2027	8.5	8.5	8.0	—%
Linqserv Inc.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	11/9/2027	285.6	285.6	298.3	0.10%
Hofgard & Co, Inc dba Hofgard Benefits and James Marsh	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	11/8/2027	13.1	13.1	12.3	—%
JNP Delivery Inc	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/7/2027	98.0	98.0	96.3	0.03%
His Loving Hands Christian Academy, Inc.	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	11/6/2042	89.4	89.4	98.9	0.03%
S & S Auto Body Shop Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/3/2042	160.8	160.8	179.7	0.06%
Sterling Campbell Insurance Agency, Inc	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	11/3/2027	6.6	6.6	6.2	—%
Top Quality Dent Service LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/2/2027	5.3	5.3	5.0	—%
Edge Studios Inc Radiant Yoga LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/1/2027	58.0	58.0	55.4	0.02%
Rachael Reel dba Rachel Reel Insurance Age	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	10/31/2027	6.5	6.5	6.1	—%
Berza TLG,LLC dba The Little Gym of Lake Charles	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/31/2027	36.9	36.9	35.1	0.01%
Die Hard Used Car Sales	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	10/30/2042	54.8	54.8	61.6	0.02%
The Five Lakes LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	10/30/2042	462.1	462.1	519.2	0.17%
Sage Oil LLC	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	10/27/2027	8.7	8.7	8.2	—%
Blue Eagle Transport Inc , Golden Eagle Transport, Inc & Green Eagle T	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	10/27/2027	32.6	32.6	31.2	0.01%
Ashore Ventures Inc dba PuroClean Professional Restoration	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/27/2027	12.6	12.6	12.1	—%
Cardinal Homes, Inc	(#,^)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	10/27/2027	95.7	95.7	100.0	0.03%
Suzie LLC dba Tony D's Restaurant	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/25/2042	85.1	85.1	94.8	0.03%
Grand Blanc Lanes, Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/25/2027	13.1	13.1	13.6	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Schafer Fisheries Inc	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	10/25/2027	30.4	30.4	31.8	0.01%
Action Physical Therapy Yoga and Wellness Center Inc.	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/24/2027	19.7	19.7	20.0	0.01%
The Jig, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/24/2042	74.8	74.8	82.3	0.03%
Florida Apnea Diagnostics LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/20/2027	145.7	145.7	138.5	0.05%
Island Refrigeration & AC Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/18/2042	132.2	132.2	144.5	0.05%
Looky Enterprises, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/18/2027	57.8	57.8	55.3	0.02%
H and K Dry Cleaning LLC ,Quintero Shopping Center LLC, Aqua Laundry	(#,^)	Electronics and Appliance Stores	Term Loan	8.06%	10/17/2042	62.6	62.6	58.4	0.02%
Blueridge Armor LLC	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	10/17/2027	7.2	7.2	7.1	—%
Albas Bar & Grill LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/13/2042	43.9	43.9	46.8	0.02%
Cortez Landscaping, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/13/2027	16.7	16.7	16.3	0.01%
On Call Services LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	10/13/2027	15.8	15.8	16.5	0.01%
Crawfordsville Fitness LLC dba Planet Fitness	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/13/2027	107.8	107.8	103.2	0.03%
JD Ventures LLC and JD Roof Co LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/12/2027	19.5	19.5	18.7	0.01%
Pro Anderson, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/11/2027	47.0	47.0	44.6	0.01%
Sandbox Ventures LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/11/2027	16.3	16.3	16.6	0.01%
Eye Optique Inc.	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	10/5/2027	13.0	13.0	12.2	—%
Ains Holding Company LLC	(#,^)	Management of Companies and Enterprises	Term Loan	Prime plus 2.75%	10/2/2027	74.8	74.8	71.5	0.02%
Becky Lou Corp dba Rent A Center	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	10/2/2027	79.1	79.1	77.7	0.03%
Threads of Time LLC	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	9/29/2042	133.6	133.6	144.5	0.05%
Miechella Suzette Decker	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/29/2042	97.6	97.6	109.5	0.04%
Harco Metal Products Inc	(#,^)	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	9/29/2042	478.9	478.9	505.2	0.17%
Sashshel Corporation	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/29/2042	206.7	206.7	232.0	0.08%
Dan Cline Transport Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/29/2030	899.0	899.0	872.1	0.29%
Chicago American Manufacturing LLC, Dockside Steel Processing LLC	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/29/2042	1,215.5	1,215.5	1,330.5	0.44%
Nicholson Lumber Co Inc.	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/28/2030	194.9	194.9	202.8	0.07%
National Media Services, Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2027	16.2	16.2	15.2	0.01%
Rhode Island Tennis Management LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2042	372.1	372.1	402.0	0.13%
Pets A Go Go LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/28/2042	193.5	193.5	213.2	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Rhode Island Tennis Management LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2042	534.3	534.3	577.3	0.19%
Technologist Inc	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/27/2027	227.0	227.0	236.7	0.08%
Complete Care IT LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/27/2027	12.7	12.7	11.9	—%
Inspirations Food Design, Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/26/2042	455.9	455.9	496.6	0.17%
Rollins Construction & Trucking LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	9/26/2027	285.4	285.4	293.3	0.10%
KB Waterjet Cutting LLC	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/22/2027	8.8	8.8	8.6	—%
JPS Arthur Kill Rd Bakery Corp dba Aunt Butches of Brooklyn	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/22/2027	19.4	19.4	18.3	0.01%
Sallee Pro-Custom Fabrication Shop LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/21/2027	7.8	7.8	8.1	—%
Sound Manufacturing, Inc. & Monster Power Equipment, Inc.	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/20/2027	172.0	172.0	172.6	0.06%
Insight Diagnostic Technologist Services	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2027	263.9	263.9	254.8	0.09%
Commonwealth Diagnostics International, Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2027	1,063.3	1,063.3	1,109.1	0.37%
Imagine By Carleen, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/20/2027	6.5	6.5	6.6	—%
Alexander Pierce Corporation	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/20/2042	606.8	606.8	657.0	0.22%
NY Tent LLC & NY Tent Parent, LLC dba Tent Company of New York	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/20/2027	887.6	887.6	895.5	0.30%
CR Park Incorporated dba Define Body and Mind	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/20/2027	70.3	70.3	68.0	0.02%
Alpha Preparatory Academy LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/20/2042	157.9	157.9	170.3	0.06%
Montessori Community School	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/20/2042	285.0	285.0	309.0	0.10%
Denek Contracting Inc and Denek Leasing LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/20/2042	203.9	203.9	228.9	0.08%
Max Home Deliveries, Inc	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	9/20/2027	69.1	69.1	67.6	0.02%
CIS BIG DOG, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/19/2027	55.8	55.8	58.0	0.02%
Stone's Construction and Remodeling, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/19/2027	4.5	4.5	4.2	—%
Party By Design Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/18/2042	1,185.5	1,185.5	1,275.4	0.43%
Li Family Spokane LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/15/2042	373.6	373.6	413.3	0.14%
Clinton Food Market LLC	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	9/15/2042	254.9	254.9	276.6	0.09%
Tarleton & Family Landscaping, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/15/2027	72.2	72.2	69.4	0.02%
Alaska Motor Home Inc	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/13/2027	285.7	285.7	267.9	0.09%
Fox Valley Rentals & Investments, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 3.75%	9/13/2027	6.5	6.5	6.8	—%
Nails By Mercede LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/13/2027	12.3	12.3	12.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Town & Country Transportation Co. and Popco, LLC.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/12/2042	164.0	164.0	184.0	0.06%
Rajbai Maa Inc. dba Nara Lounge	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/12/2042	377.5	377.5	401.5	0.13%
Health & Performance Center, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/11/2027	17.6	17.6	16.5	0.01%
Morgan Lynn Kerstetter dba Catherine School of Dance	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/11/2027	6.5	6.5	6.7	—%
Foxtail, LLC and Tottly New Services Corp	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/8/2042	283.0	283.0	307.7	0.10%
Echelon Planning Group, LLC dba Echelon Financial Services and Echelon	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	9/8/2027	6.5	6.5	6.7	—%
Crazy Beatz Productions LLC	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 3.75%	9/7/2027	4.6	4.6	4.6	—%
South Fulton Landscape & Nursery, Inc.	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/7/2042	97.3	97.3	109.2	0.04%
Dreaming Big Learning Center Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/5/2042	362.2	362.2	393.4	0.13%
Big Coop's Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/1/2027	86.2	86.2	86.0	0.03%
Blue EagleTransport Inc, Greeneagle Transport Inc & Golden Eagle	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	8/31/2027	328.1	328.1	314.3	0.10%
Busby Outdoor LLC	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	8/29/2042	684.7	684.7	696.5	0.23%
Busby Outdoor LLC	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	8/29/2042	537.9	537.9	547.1	0.18%
Lake County Tow LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	8/25/2042	84.9	84.9	91.9	0.03%
Parlay Disributors LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	8/25/2027	96.1	96.1	91.2	0.03%
InUSA Ventures Inc dba InUSA Services	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	8/24/2027	21.4	21.4	20.0	0.01%
Genuine Ventures LLC and Seaweed Ventures LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/24/2030	503.4	503.4	505.2	0.17%
R & R Strength & Conditioning Corp dba Crossfit Light House Point	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/23/2042	80.1	80.1	89.9	0.03%
Delicias de Minas Restaurant, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/22/2027	176.2	176.2	181.2	0.06%
L&V Auto Sales, Inc.	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	8/21/2027	15.4	15.4	16.1	0.01%
Damiano Global Corp	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/21/2027	19.2	19.2	19.2	0.01%
Tier1 Solutions LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/18/2027	16.0	16.0	15.5	0.01%
Tony Herring & Associates, Inc	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	8/17/2027	6.4	6.4	6.0	—%
Chester's World Enterprise LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/16/2027	19.2	19.2	18.6	0.01%
D'Amato & Sons Construction, Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/11/2027	7.1	7.1	6.9	—%
L & J Corporate Services Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/4/2027	6.3	6.3	5.9	—%
Furniture Masters Limited Liability Company	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/3/2027	7.7	7.7	7.2	—%
HMG Strategy LLC,	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/2/2027	42.8	42.8	40.1	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Bowl Mor LLC dba Bowl Mor Lanes	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/31/2027	6.4	6.4	6.0	—%
Hope Health Care, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	7/31/2027	8.9	8.9	8.4	—%
Royal Blue Investments, Inc. and Cleland Pharmacy LLC	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	7/31/2042	51.3	51.3	57.0	0.02%
Raffi's Inc dba Atlantic Auto Center	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/31/2027	12.1	12.1	12.6	—%
Sharon G McMillen, MA Psychologist, Inc.	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/28/2027	15.8	15.8	14.8	—%
HQTRONIC LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	7/27/2027	19.1	19.1	17.9	0.01%
Oberon IT, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/26/2027	185.7	185.7	181.8	0.06%
Gilles Peress Studio LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/25/2027	53.5	53.5	50.2	0.02%
Obok LLC	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	7/21/2027	10.2	10.2	10.1	—%
Ocean Trans LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	7/21/2027	32.5	32.5	30.4	0.01%
Lil Tots' Learning Center LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	7/21/2042	29.1	29.1	32.6	0.01%
Matrix Z LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 3.75%	7/19/2027	6.4	6.4	6.9	—%
Aitheras Aviation Group, LLC , Aitheras Aviation Group, LLC	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	7/18/2027	699.7	699.7	659.4	0.22%
Wildflour Bakery & Cafe, LLC	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	7/17/2027	19.1	19.1	19.9	0.01%
Florida Home and Kitchen LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/14/2027	10.2	10.2	9.5	—%
Koep Companies dba Pipestone True value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	7/14/2042	316.3	316.3	338.4	0.11%
Rocks Auto Exchange LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	7/13/2027	11.8	11.8	11.1	—%
McCord Holdings, Inc. dba Fast Signs 176101	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/7/2027	15.9	15.9	15.2	0.01%
Thrifty Market Inc dba Thrifty Foods	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	7/6/2027	87.8	87.8	85.2	0.03%
New Chicago Wholesale Bakery Inc.	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	6/30/2027	12.6	12.6	12.8	—%
Qycell Corporation	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/30/2027	64.2	64.2	66.8	0.02%
J. T. O'Neill Company, L.L.C	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	6/30/2027	12.6	12.6	11.8	—%
The Country House Restaurant, LLC and Pelton Real Estate, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2042	48.3	48.3	53.5	0.02%
Hamilton & Associates Real Estate and Investments Firm LLC	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	6/30/2042	52.3	52.3	57.1	0.02%
JWH Designs, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/30/2027	89.4	89.4	83.7	0.03%
J&M Civil Construction Services LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/30/2027	84.1	84.1	78.8	0.03%
Best Bees Company	(#,^)	Animal Production and Aquaculture	Term Loan	Prime plus 2.75%	6/29/2027	18.9	18.9	17.7	0.01%
Stiegelbauer Associates Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2027	262.4	262.4	273.3	0.09%
Ocean Trans LLC and Dehal Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	6/29/2027	517.5	517.5	484.4	0.16%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Greensboro Plastic Surgical Associates, PA	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/29/2042	561.4	561.4	606.0	0.20%
Intellixion LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/29/2027	3.2	3.2	3.0	—%
Malhame & Company Publishers & Importers Inc.	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/29/2027	75.7	75.7	70.9	0.02%
Oakhill Farms, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2030	89.3	89.3	94.6	0.03%
Akal Express Inc. dba Truck Trailer Service Stop	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/28/2042	58.0	58.0	64.4	0.02%
Foxhop Fitness, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/28/2027	78.4	78.4	73.9	0.02%
Old Dominion Transportation Group, Inc.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	6/28/2027	851.8	851.8	812.1	0.27%
Citibin, Inc.	(#,^)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	6/27/2027	105.2	105.2	98.5	0.03%
Auxiliary Systems Inc.,Sharrick Company, LLC & KMN, LLC	(#,^)	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	6/27/2030	219.0	219.0	229.4	0.08%
WB Cleaners Inc. DBA $2.75 Cleaners	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/27/2027	13.8	13.8	14.4	—%
Ains Holding Company, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2027	909.4	909.4	867.0	0.29%
Four Seasons Laser Center Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/26/2042	211.4	211.4	229.1	0.08%
Rustic LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/23/2042	15.7	15.7	16.0	0.01%
Northern Industries, LLC	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/23/2042	55.8	55.8	62.6	0.02%
Vella Construction Enterprises, Inc. dba Vella Construction	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	6/23/2027	18.9	18.9	17.7	0.01%
Birches Group, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/22/2027	42.1	42.1	39.4	0.01%
Scarlet Spartan Inc.dba FastSigns of Brighton	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/19/2027	25.4	25.4	24.6	0.01%
Don G. Timpton DDS & Associates PA and Indsaad Properties,LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/16/2042	386.9	386.9	409.4	0.14%
JAM Media Solutions, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/15/2027	27.6	27.6	25.9	0.01%
All Regional Recyclers of Wood LLC dba ARROW,Superior Carting,LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/15/2042	300.5	300.5	323.8	0.11%
ESA 365 Corp and Lucathor Realty LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/14/2042	21.8	21.8	23.8	0.01%
Hull's Kitchen, LLC and HK Too, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/14/2042	93.2	93.2	104.4	0.03%
Tele Tax Express Inc., El Rancho Paiso, LLC and Nestor Romero	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2042	89.4	89.4	98.9	0.03%
Susan Hughes dba Aloha Junction B and B	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	6/14/2042	60.0	60.0	67.3	0.02%
Yachting Solutions LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/12/2027	100.0	100.0	99.8	0.03%
Refoleen Inc dba Spice and Tea Exchange	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/8/2027	3.0	3.0	2.8	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
SCW, LLC dba Arthur Murray Dance Studio	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	6/2/2042	141.2	141.2	153.3	0.05%
Skydive California, LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	6/2/2027	46.4	46.4	48.3	0.02%
Speaker City, Inc.and Speaker Town, LLC dba Rollin Thunder	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/1/2042	44.2	44.2	48.5	0.02%
Sage Oil LLC	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	5/31/2027	18.8	18.8	17.8	0.01%
Ricnet III, Inc. dba Edible Arrangements	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/31/2027	12.4	12.4	11.7	—%
Funtime, LLC and Universal Entertainment Group LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/31/2027	55.4	55.4	52.5	0.02%
Impact Grounds Maintenance and Design, Inc.dba Impact Landscaping	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/31/2042	76.7	76.7	85.3	0.03%
Haroon Baig,Inc.dba US1 Petrol	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	5/31/2042	254.9	254.9	285.8	0.10%
Chet Lemon Enterprises LLC dba All American Sports	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/26/2042	765.1	765.1	857.9	0.29%
Hurricane Group, Inc.	(#,^)	Other Information Services	Term Loan	Prime plus 2.75%	5/26/2027	62.6	62.6	58.6	0.02%
Eagle Wood Works LLC	(#,^)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	5/26/2027	10.0	10.0	9.8	—%
Mitchell Auto Repair, LLC and and C&M Mitchell, LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/26/2042	190.8	190.8	209.8	0.07%
Swantown Inn & Spa LLC	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	5/26/2042	122.7	122.7	136.9	0.05%
Jung Design Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/25/2027	7.5	7.5	7.0	—%
Beyond Waves A Unique Salon LLC and Lori Ann Carlson	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2027	12.4	12.4	11.7	—%
Locavore LLC dba Paloma Restaurant	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/25/2027	41.7	41.7	40.1	0.01%
Abdul Naushad MD PC dba Advanced Pain Centers	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/25/2042	380.6	380.6	420.6	0.14%
Innovim, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/24/2027	281.8	281.8	263.8	0.09%
Prestige Construction of Florida, LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	5/23/2042	324.8	324.8	346.5	0.12%
Gill Express Inc. and Gill Express 2 LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/23/2042	327.1	327.1	352.5	0.12%
Hayden Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	5/19/2027	175.1	175.1	174.6	0.06%
Iron Men Home Repair, Inc. and Ironmen House Lifting Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/19/2042	562.4	562.4	614.2	0.20%
Tres K Deli,Grocery,Fruit and Meat Inc.	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/19/2027	6.9	6.9	6.8	—%
Mr. B's Bicycles & Mopeds, Inc.	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/18/2042	141.7	141.7	154.2	0.05%
Waterford Plumbing Co, Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/18/2027	41.7	41.7	39.6	0.01%
Bay Car Wash LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2042	116.6	116.6	127.5	0.04%
Computech Computers Inc.	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	5/17/2027	41.7	41.7	39.1	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Batter & Company,LLC dba Batter Co. Dessert Collection	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/16/2027	44.9	44.9	42.7	0.01%
5 Stars Learning Center Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	5/16/2042	59.6	59.6	65.0	0.02%
Arco Electrical Contractors Inc. dba Arco Construction Group	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/16/2027	300.1	300.1	294.8	0.10%
Band Sawn Lumber,LLC and Nathan Ryan Adams	(#,^)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	5/15/2042	110.8	110.8	119.1	0.04%
Sanderson Distribution Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	5/12/2027	8.8	8.8	8.2	—%
SG Linke LLC	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	8.25%	5/12/2027	69.5	69.5	66.9	0.02%
B G F Bobby Q's Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/11/2027	6.3	6.3	6.5	—%
Estelle Finkel Educational Associates,LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	5/11/2027	101.8	101.8	95.3	0.03%
Labmates,LLC	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	5/10/2027	83.5	83.5	84.4	0.03%
NHS, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2042	21.1	21.1	22.0	0.01%
Innovation Transport, LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	5/9/2027	65.3	65.3	65.9	0.02%
1872 Rosecrans, LLC dba Goodbar	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/9/2027	53.4	53.4	50.2	0.02%
NHS, LLC	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2027	73.9	73.9	71.5	0.02%
Benchmark Building, Inc.	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	5/5/2027	18.8	18.8	17.6	0.01%
Cable Management LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	5/3/2027	47.9	47.9	47.9	0.02%
Fine Arts Center of Easley, Inc. dba Midtown Music	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/2/2042	113.5	113.5	127.3	0.04%
Love and Glory Learning Center, Inc.	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	4/28/2042	75.2	75.2	81.3	0.03%
JMA Inc. dba Primecut and Mezzo; Primecut at Marquee	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2042	214.2	214.2	240.2	0.08%
Sneads Ferry Foods, Inc. dba DQ Grill & Chill	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2042	611.4	611.4	659.3	0.22%
Asheville's Fun Depot, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/26/2027	72.5	72.5	75.5	0.03%
Resident Research, LLC	(#,^)	Other Information Services	Term Loan	Prime plus 2.75%	4/24/2027	73.3	73.3	68.7	0.02%
Getting Even LLC dba The Zoo Health Club	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/21/2027	6.2	6.2	6.0	—%
Ralph's Hair Salon, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/21/2042	48.2	48.2	52.9	0.02%
Condron Brothers LLC DBA Luv 2 Play	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/19/2027	99.0	99.0	96.1	0.03%
Butternuts Beer and Ale LLC	(#,^)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	4/12/2027	61.1	61.1	63.6	0.02%
Landmark Ventures USA, Inc.	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/31/2027	154.3	154.3	154.0	0.05%
Golden Hen Inc. dba Cafe	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/31/2027	53.3	53.3	53.4	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Applied Integrated Technologies, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/31/2027	102.9	102.9	102.8	0.03%
Bear Trail Lodge LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/31/2042	533.2	533.2	609.7	0.20%
MIT LLC	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/31/2042	84.9	84.9	97.3	0.03%
Citizens Lanes, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/31/2042	607.2	607.2	695.9	0.23%
The Altitude Group, LLC and Core Home Security, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/31/2027	38.1	38.1	38.0	0.01%
Schafer Fisheries Inc.	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	3/30/2042	239.9	239.9	274.9	0.09%
KWG Industries LLC dba Peterson & Marsh Metal Industries	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2027	24.7	24.7	25.9	0.01%
Sea Smoke Barbeque, Corp and Danwen LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/30/2042	228.2	228.2	258.1	0.09%
Gauri Hospitality Group LLC dba Microtel Inns & Suites by Wyndham	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	3/29/2042	1,019.4	1,019.4	1,167.0	0.39%
H and H Hotshot Services, Inc. dba AA Hotshot & Logistics	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	3/29/2030	85.9	85.9	87.5	0.03%
Discount Price, LLC dba Robert's Market	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	3/29/2042	199.1	199.1	225.9	0.08%
Douglas K. Soderblom . dba Loma Linda Optometry	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2027	82.3	82.3	83.7	0.03%
New England Country Day School, Inc. and Thomas D. Walker	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	3/28/2042	362.6	362.6	409.6	0.14%
Heil & Hornik LLC dba Elysium Tennis	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/27/2042	896.1	896.1	1,011.1	0.34%
Pecos Entertainment LLC dba State Theater and Pecos Inn LLC	(#,^)	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	3/27/2042	396.0	396.0	453.8	0.15%
Robert Dixon PA dba Law Offices of Robert Dixon	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/24/2042	411.4	411.4	471.1	0.16%
Denton Bio Fuels LLC and American Bio Source LLC	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2027	46.9	46.9	47.9	0.02%
Color Graphic Press, Inc.	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/23/2027	98.7	98.7	104.0	0.03%
JBK Truck Trailer and Bus Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/23/2042	85.6	85.6	96.6	0.03%
Executive Fitness & Nutrition Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/23/2027	16.9	16.9	17.7	0.01%
Baton Rouge Cargo Services Inc. and 6507 Westport, LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	3/22/2042	620.6	620.6	706.7	0.24%
Vehicle Safety Supply LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/21/2027	18.5	18.5	18.5	0.01%
J Sivilis LLC dba Pet Wants	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/17/2027	10.1	10.1	10.2	—%
Reservoir International LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	3/16/2027	81.8	81.8	84.0	0.03%
The Purple Cow House of Pancake Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/16/2042	155.0	155.0	177.7	0.06%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Texcor, Inc.dba Texas Corral,Texas Coral Restaurants II, Inc. T.C. of	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/16/2027	247.7	247.7	260.8	0.09%
1MTX LLC and Sunrise Transportation and Logistics, LLC and Mustafa	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	3/13/2027	558.0	558.0	557.2	0.19%
Dwayne Bernard Tate	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	3/10/2027	8.6	8.6	8.8	—%
Elegant Occasions, LLC dba E Productions	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/10/2042	568.4	568.4	642.4	0.21%
E & P Holdings 1 LLC and Evans & Paul Unlimited Corp. and Evans	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	3/9/2027	102.8	102.8	103.5	0.03%
Anthony LLC dba Star of Woodward Market	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/9/2042	111.4	111.4	127.7	0.04%
Allegro Assisted Living Of Texas	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	3/6/2027	79.0	79.0	83.2	0.03%
Podium Auto Sales Inc and RRS Property, LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/3/2042	87.6	87.6	98.8	0.03%
Getting Even LLC dba The Zoo Health Club	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2027	78.5	78.5	79.6	0.03%
SSI Refrigerated Express Inc. and Robert M Stallone dba SSI Express	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	2/28/2027	187.8	187.8	187.5	0.06%
Weeping Willow Kennels, Inc and Aileen N Black	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2042	134.9	134.9	153.2	0.05%
Teracore Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/27/2027	133.6	133.6	133.4	0.04%
McNally Enterprises Inc.	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/27/2027	52.9	52.9	53.6	0.02%
Total Document Solutions Inc and,TDS Services, LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	2/27/2030	273.0	273.0	284.0	0.09%
TMJ Pizza Mesa LLC dba Rosati's Pizza Restaurant	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/24/2027	61.3	61.3	63.9	0.02%
3W Enterprises LLC	(#,^)	Textile Product Mills	Term Loan	Prime plus 2.75%	2/24/2042	63.0	63.0	71.9	0.02%
B & J Bicycle Shop Inc.	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	2/24/2027	5.7	5.7	6.0	—%
DER Services, LLC dba A.K.A. Sports	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	2/17/2042	38.6	38.6	44.2	0.01%
Ameritube, LLC and Ravone Properties, LLC	(#,^)	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	2/14/2042	178.5	178.5	204.6	0.07%
Baton Rouge Cargo Services Inc. and 2808 Court Street, LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	2/10/2042	238.5	238.5	271.6	0.09%
Marvic Enterprises Inc dba Jordan's Liquor	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/10/2042	211.1	211.1	239.8	0.08%
Maximo Canot dba Wash and Dry Laundrymat	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/10/2042	132.7	132.7	151.2	0.05%
Sushiya Inc.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/10/2027	15.3	15.3	15.5	0.01%
Harrison Logging Company LLC	(#,^)	Forestry and Logging	Term Loan	Prime plus 2.75%	2/9/2027	86.7	86.7	88.3	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
8 Minute Oil Change Auto Repair & Tire Center and Jumir L.L.C.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/7/2042	316.4	316.4	355.4	0.12%
DBMS Consulting, Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/1/2042	178.3	178.3	200.2	0.07%
Brandco, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/31/2027	35.4	35.4	35.3	0.01%
Chidlren's House Learning, Inc and Tarps Investment Group	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	1/31/2042	309.4	309.4	349.6	0.12%
Fave Realty Inc.	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	1/30/2042	52.5	52.5	59.5	0.02%
Return to Excellence Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	1/27/2027	15.6	15.6	16.4	0.01%
SRC Publishing LLC	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	1/27/2027	18.2	18.2	18.2	0.01%
ZMKNY Tires Inc dba Houston International Tires	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	1/27/2042	103.7	103.7	118.8	0.04%
House of Bread & Coffee Corp dba Casa Do Pao	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/27/2042	167.9	167.9	186.9	0.06%
Fox Valley Rentals & Investments LLC and Brian M Tomaszewski	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/20/2042	40.9	40.9	46.1	0.02%
Jolibe LLC and Jolibe Atelier LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/18/2027	8.5	8.5	8.6	—%
Eickmann Management Group LLC dba Jimmy Johns of Dundee	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/17/2027	80.6	80.6	84.5	0.03%
Fullbro Trust dba Menemsha Blues	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	1/13/2027	18.2	18.2	19.2	0.01%
Echelon Enterprises, Inc	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	1/10/2027	40.5	40.5	42.6	0.01%
Fort Smith Wings Inc. dba Wing Stop	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/28/2026	15.6	15.6	15.8	0.01%
Jacliff Investments Inc. dba International health Technologies	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/23/2026	100.2	100.2	99.9	0.03%
Metropolitan Solutions Group Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/19/2041	264.0	264.0	294.2	0.10%
Means Enterprises LLC dba FastFrame Frisco	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/16/2026	18.0	18.0	18.1	0.01%
Soon Im. Chin dba Stan C-Store	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/15/2041	204.0	204.0	232.6	0.08%
Sempco, Inc.	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	40.3	40.3	46.1	0.02%
Elita 7, LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/15/2041	683.9	683.9	776.2	0.26%
Techni-Pro Institute LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	12/15/2026	152.3	152.3	153.5	0.05%
New Chicago Wholesale Bakery, Inc.	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	435.2	435.2	489.0	0.16%
HMG Strategy, LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/14/2026	40.1	40.1	40.0	0.01%
Cardinal Homes Inc. and Bret A Berneche	(#,^)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2041	116.7	116.7	133.6	0.04%
Trison Enterprises Inc.dba Lee's Automotive	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/14/2041	391.1	391.1	442.8	0.15%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Cardinal Homes Inc,.Alouette Holdings Inc., Bret Berneche	(#,^)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2026	868.8	868.8	913.3	0.30%
AGG Management Team LLC dba Chevron	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/14/2041	276.0	276.0	315.9	0.11%
Wayfarer Bicycle LLC	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	12/13/2041	88.8	88.8	99.3	0.03%
Success Advertising Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/13/2041	447.8	447.8	510.9	0.17%
Roast Beef Levittown LLC dba Arby's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/13/2026	170.4	170.4	179.1	0.06%
Myndshft Technologies LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/9/2026	621.3	621.3	628.9	0.21%
Mack Team Enterprises Inc.dba The UPS Store #6815	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	12/9/2026	16.4	16.4	16.6	0.01%
Recycling Revolution,LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/9/2041	88.7	88.7	99.9	0.03%
Imagine By Carleen Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/8/2041	50.4	50.4	56.9	0.02%
Hanson's Greeks LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/8/2026	9.0	9.0	9.5	—%
New Life Hospital LLC	(#,^)	Hospitals	Term Loan	Prime plus 2.75%	12/8/2041	1,171.8	1,171.8	1,341.5	0.45%
Yachting Solutions LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/7/2029	61.7	61.7	64.7	0.02%
Lilo Holdings LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/5/2026	12.9	12.9	13.2	—%
Noso Development LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/1/2026	60.1	60.1	59.9	0.02%
Sharaz Shah DBA Thomas Jewelers	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	11/30/2026	6.4	6.4	6.4	—%
Studio Find It Georgia, Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/30/2026	6.0	6.0	6.0	—%
Imaginarium Foods LLC,	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2042	360.6	360.6	409.2	0.14%
RD Management, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2026	169.8	169.8	170.0	0.06%
B4 Fitness LLC dba The Zoo Health Club	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/30/2026	18.5	18.5	18.7	0.01%
Quick Ship, LLC	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/30/2026	8.3	8.3	8.3	—%
Pebble Wood Lane, LLC and Good Sam's Assisted Living Resiidence,LLC	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	11/30/2041	64.7	64.7	74.1	0.02%
Access Staffing, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/29/2026	931.0	931.0	928.0	0.31%
Usman Jalil, LLC dba Food Mart	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	11/29/2041	223.9	223.9	250.2	0.08%
CRK Mens, LLC dba Spiff for Men	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/23/2026	87.5	87.5	87.9	0.03%
Merchant Coterie, Inc.	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	11/23/2026	99.3	99.3	99.0	0.03%
Hafa Adai Signs and Graphics LLC dba Fastsigns of Auburn -#281901	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/23/2026	47.7	47.7	47.7	0.02%
WPN Recycling Company LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	11/23/2026	17.9	17.9	18.8	0.01%
Bouquet Restaurant LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/22/2041	120.0	120.0	135.7	0.05%
JBK Truck Trailer and Bus Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/22/2041	398.0	398.0	449.3	0.15%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Broms Asset Management LLC	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	11/22/2026	99.1	99.1	98.8	0.03%
6E Technologies LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/22/2026	126.7	126.7	130.1	0.04%
Skaggs RV Outlet LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/21/2026	79.4	79.4	83.5	0.03%
Catherine Christine Morin dba Purr-Fect Pets	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/17/2026	14.9	14.9	14.8	—%
Stratmar Systems Inc dba Stratmar Retail Services	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/16/2026	54.4	54.4	57.2	0.02%
Hoosier Health Plus, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/15/2026	94.3	94.3	97.6	0.03%
J. A. Kohlhepp Sons, Inc. dba Kohlhepp's True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/10/2041	438.5	438.5	497.9	0.17%
Panther Ironworks and Rigging Solutions LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/10/2026	126.1	126.1	128.9	0.04%
J. A. Kohlhepp Sons, Inc. dba Kohlhepp's True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/10/2026	172.1	172.1	179.9	0.06%
Hackensack Steel Corporation and Luzerne Ironworks Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/10/2026	196.4	196.4	206.5	0.07%
Rich's Food Stores LLC dba Hwy 55 of Wallace	(#,^)	Food Services and Drinking Places	Term Loan	8.25%	11/9/2026	37.1	37.1	35.0	0.01%
MIK LLC dba Firehouse Subs	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/9/2026	168.8	168.8	169.0	0.06%
Dyer Properties, LLC and Bayview Pharmacy, Inc.	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	11/9/2041	230.1	230.1	258.6	0.09%
Big Apple Entertainment Partners LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/9/2026	139.0	139.0	138.6	0.05%
Fine Line Interiors, Inc.	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/4/2041	65.5	65.5	75.0	0.03%
131 Miles LLC and Ohm Shubh Laxmi, LLC. dba Mr Hero	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/3/2041	121.2	121.2	137.6	0.05%
Glocecol LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/1/2026	59.6	59.6	62.6	0.02%
Veracruz Shabo, LLC Waterfalls Quick Lube LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/1/2041	116.2	116.2	131.9	0.04%
Woodstock Enterprises Corp dba True Scent Candle Co	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	10/31/2041	85.0	85.0	95.1	0.03%
Bloomquist Communications Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2026	47.2	47.2	47.1	0.02%
Moolchan Enterprises LLC dba Staying Green	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2026	8.6	8.6	9.1	—%
Elite Structures Inc	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	10/27/2029	194.6	194.6	206.5	0.07%
FibAire Communications, LLC	(#,^)	Telecommunications	Term Loan	Prime plus 2.75%	10/27/2026	85.0	85.0	87.0	0.03%
Blakeslee Arpaia Chapman Inc and Chapman Construction Services LLC	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	10/24/2026	334.5	334.5	351.6	0.12%
Worldwide Estate, Inc. dba Washington Heights Manor	(#,^)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	10/21/2041	214.9	214.9	246.0	0.08%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Gold Wind Logistics LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	10/20/2041	168.6	168.6	193.1	0.06%
Speaker City, Inc. dba Rollin Thunder	(#,^)	Electronics and Appliance Stores	Term Loan	Prime plus 2.75%	10/14/2041	119.7	119.7	135.8	0.05%
Maine Service Corp	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	10/13/2026	129.9	129.9	135.1	0.05%
Justin Partlow	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	10/13/2026	15.3	15.3	15.3	0.01%
Reliable Recovery Services LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	10/7/2026	88.6	88.6	90.4	0.03%
Wyspen Corporation dba Charlestown Ace	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	10/3/2026	28.3	28.3	28.2	0.01%
Ailky Corporation	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	10/3/2026	186.7	186.7	188.0	0.06%
MegaPhase, LLC	(#,^)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	9/30/2026	116.7	116.7	121.6	0.04%
Adelwerth Bus Corporation, Transportation Leasing Corp.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2029	557.1	557.1	587.9	0.20%
Adelwerth Bus Corp.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2041	231.9	231.9	260.6	0.09%
Seaway LLC and Reklaw LLC dba Allure Lounge	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2041	131.0	131.0	149.8	0.05%
JJA Transportation Management Inc.	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2026	40.9	40.9	40.7	0.01%
Graphics,Type and Color Enterprises Inc dba Clubflyers.com and GTC Med	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	9/28/2041	821.5	821.5	939.3	0.31%
Beadon Inc	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/28/2026	17.5	17.5	18.4	0.01%
CNC Precision Machine, Inc.	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/28/2041	1,228.3	1,228.3	1,383.5	0.46%
CD Game Exchange Inc.	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/28/2026	17.5	17.5	17.4	0.01%
Kyle M Walker DDS, PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2026	180.0	180.0	181.0	0.06%
Luna Nueva LLC dba Bio Builders	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2026	12.1	12.1	12.2	—%
Reynolds Fence & Guardrail Inc.	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/27/2026	490.0	490.0	508.0	0.17%
Luv 2 Play Nor Cal, LLC dba Luv 2 Play	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/27/2026	40.9	40.9	41.4	0.01%
Sarah S Olelewe MD Inc	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/26/2041	278.8	278.8	314.6	0.10%
TPFC,LLC dbaThe Picture Frame Company	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/26/2041	56.0	56.0	63.2	0.02%
PeopleBest Inc.	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/26/2026	11.7	11.7	11.6	—%
Ridge Road Equestrian LLC dba Ricochet Ridge Ranch	(#,^)	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	9/26/2026	7.0	7.0	7.3	—%
B4 Fitness LLC dba The Zoo Health Club	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/23/2026	70.1	70.1	70.8	0.02%
Wrecking Crew Media LLC	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/21/2026	38.9	38.9	38.7	0.01%
Cuppiecakes LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/21/2041	21.4	21.4	24.2	0.01%
Consulting Solutions Inc. and Mark Luciani	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2026	17.5	17.5	18.0	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Benoit's Towing and Recovery LLC	(#,^)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	9/20/2026	9.3	9.3	9.3	—%
Eyncon LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/16/2041	47.6	47.6	53.9	0.02%
Atlantic Alarm Systems and Services LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/14/2026	12.0	12.0	12.1	—%
Rich's Food Stores LLC dba Hwy 55 of Wallace	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/14/2026	121.8	121.8	124.9	0.04%
Metropet Dog Center, Inc	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/13/2041	104.1	104.1	117.9	0.04%
Marquis Cattle Company	(#,^)	Animal Production and Aquaculture	Term Loan	Prime plus 2.75%	9/13/2026	39.3	39.3	41.2	0.01%
Bingham Enterprises, Inc and Full Belli Deli and Sausage Company	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/12/2041	78.6	78.6	88.0	0.03%
SRA Mechanicial Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/6/2041	41.7	41.7	47.6	0.02%
Sandia Enterprises Inc dba Massage Envy Spa	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/6/2026	33.1	33.1	32.9	0.01%
Animal Intrusion Prevention Systems Holding Company, LLC dba Critter	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/30/2026	98.7	98.7	99.2	0.03%
Raem Corporation dba Dryclean Express	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/29/2041	68.9	68.9	78.6	0.03%
Warren Dale Warrington dba Custom Paint and Body	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/26/2041	96.4	96.4	109.4	0.04%
Albert Basse Associates Inc	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	8/25/2026	47.6	47.6	50.0	0.02%
Rosmel Pools Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/25/2026	17.3	17.3	17.4	0.01%
Avery Management Inc. dba Whetstone Upholstery	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/25/2026	7.9	7.9	7.8	—%
Tabadesa Associates Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/25/2026	17.3	17.3	17.3	0.01%
TR Companies LLC dba Liberty Rental 4 U	(#,^)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/25/2026	69.4	69.4	69.1	0.02%
Sambella Holdings, LLC and Strike Zone Entertainment Center LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/24/2041	492.0	492.0	561.8	0.19%
Luv 2 Play Temecula, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/15/2026	46.3	46.3	46.0	0.02%
2 Cool Beans LLC dba Menchies's Frozen Yogurt	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/11/2026	63.6	63.6	63.3	0.02%
Grayson O Company	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	8/10/2041	594.3	594.3	679.1	0.23%
Paul Belanger dba Paul Belanger Landscaping	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/9/2026	11.6	11.6	11.5	—%
The Hungry Rhino LLC	(#,^)	Real Estate	Term Loan	Prime plus 2.75%	7/29/2041	72.4	72.4	81.6	0.03%
USA General Investment LLC dba Braniff Paint and Body Shop	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/29/2026	17.2	17.2	17.3	0.01%
Little Tree Huggers Child Care LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	7/29/2041	132.9	132.9	152.0	0.05%
303 Tower Drive LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/29/2041	379.9	379.9	432.1	0.14%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Big Apple Entertainment Partners LLC dba Ripley's Believe It or Not	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/28/2026	229.1	229.1	228.0	0.08%
676 Club LP dba The Green Door Tavern/The Drifter	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/28/2041	636.0	636.0	725.4	0.24%
Intrepid Trinity LLC	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/28/2041	59.3	59.3	67.3	0.02%
Apple Tree NC Inc dba Williams Farm & Garden Center	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	7/28/2041	322.5	322.5	362.4	0.12%
EPEC Juice LLC dba Jamba Juice	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	63.8	63.8	63.5	0.02%
JAG Unit 1, LLC dba Arooga's Grille House and Sports Bar	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	95.4	95.4	95.0	0.03%
Pinco Pizza LLC dba Jet's Pizza	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	56.3	56.3	59.1	0.02%
The Grasso Companies, LLC and Grasso Pavement Maintenance, LLC	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	7/26/2026	69.2	69.2	70.6	0.02%
My Sainath Inc dba Motel 6	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	7/22/2041	289.9	289.9	330.0	0.11%
Robert G Larson State Farm Insurance	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	7/22/2026	17.2	17.2	17.1	0.01%
J and D Resources LLC dba Aqua Science	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2026	90.0	90.0	89.9	0.03%
Robert P Daniels dba Ginger and Friend's Peppermint Village Gift Shop	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	7/18/2026	12.0	12.0	12.0	—%
Franklin Firm LLC dba Luv 2 Play	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/15/2041	152.8	152.8	173.0	0.06%
Jacob Rugs LLC dba Rugs Outlet	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	7/13/2026	50.1	50.1	52.6	0.02%
RM Hawkins LLC dba Pure Water Tech West	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/7/2026	38.1	38.1	39.6	0.01%
Nevey's LLC dba Stark Food III	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/30/2041	279.5	279.5	318.2	0.11%
Martin Inventory Management LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/30/2026	18.7	18.7	19.6	0.01%
P L H Pharmaco Inc dba Farmacia San Jose	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	6/30/2026	127.0	127.0	133.0	0.04%
Corning Lumber Company Inc and Frank R Close and Son Inc	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/30/2029	163.0	163.0	174.2	0.06%
Desert Tacos LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2026	76.7	76.7	79.0	0.03%
VMA Technologies LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/30/2026	17.0	17.0	16.9	0.01%
WGI, LLC dba Williams Grant Inn	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	6/29/2041	116.4	116.4	131.7	0.04%
O.D.S. Inc dba Four Seasons Health & Racquet and Step 'N' Motion, Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/29/2026	105.9	105.9	106.2	0.04%
KWG Industries, LLC dba Peterson & Marsh Metal Industries	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/29/2041	288.8	288.8	327.6	0.11%
E & P Holdings 1 LLC and Evans & Paul LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	6/28/2026	102.1	102.1	102.7	0.03%
MaidPro Marin dba MaidPro	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/28/2026	13.3	13.3	13.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Edge Pest Control LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/27/2026	567.1	567.1	563.3	0.19%
JumboMarkets Inc dba Rines Jumbomarkets	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/24/2026	37.8	37.8	37.6	0.01%
Island Time Investments, LLC dba Swantown Inn Bed & Breakfast	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	6/24/2041	95.9	95.9	109.6	0.04%
Shooting Sports Academy LLC and Jetaa LLC dba Shooting Sports Academy	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/23/2041	472.2	472.2	528.3	0.18%
Visual Advantage LLC dba Signs Now Perryberg	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/23/2041	86.6	86.6	97.4	0.03%
Long Island Comedy LLC dba Governors and New York Comedy, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/23/2041	177.7	177.7	200.7	0.07%
Bagelicious, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/17/2026	41.2	41.2	41.1	0.01%
NKJ Lusby Donuts LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/16/2026	17.0	17.0	16.9	0.01%
Winegirl Wines LLC	(#,^)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	6/16/2026	8.5	8.5	8.9	—%
Blue Eagle Transport Inc, Greeneagle Transport Inc and Golden Eagle	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	6/16/2026	407.5	407.5	404.8	0.14%
Jai-Alexia Consulting, Inc.	(#,^)	Couriers and Messengers	Term Loan	Prime plus 2.75%	6/15/2026	8.9	8.9	8.9	—%
Pumpkin Patch Child Care of Southington, LLC and Giuseppe Pugliares	(#,^)	Social Assistance	Term Loan	Prime plus 2%	6/15/2041	485.5	485.5	521.1	0.17%
Refoleen Inc dba Spice and Tea Exchange	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/10/2026	65.5	65.5	65.0	0.02%
Luv 2 Play AZ LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/10/2026	47.3	47.3	49.5	0.02%
Larry H. Patterson and Rainbow Movers, Inc	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	6/6/2026	17.0	17.0	16.9	0.01%
ScimTech Industries Inc dba Archer Aerospace	(#,^)	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	6/6/2026	9.1	9.1	9.0	—%
Solvit Inc and Solvit North Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/3/2026	188.2	188.2	190.5	0.06%
AP5 LLC dba Krauser's Food Store	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/2/2041	183.7	183.7	209.6	0.07%
ATI Jet Inc	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	5/31/2026	404.9	404.9	409.2	0.14%
Angelo Faia dba AVF Construction	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	5/27/2041	94.2	94.2	106.2	0.04%
Premier Athletic Center of Ohio, Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/27/2026	65.5	65.5	68.6	0.02%
Jack Frost Firewood Inc. and David Dubinsky	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/26/2041	195.1	195.1	219.5	0.07%
Mersada Holdings LLC	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	5/26/2026	252.7	252.7	264.6	0.09%
Southwest Division Inc	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	5/26/2026	6.2	6.2	6.3	—%
International Kitchen Supply LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/25/2026	139.8	139.8	141.9	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Groth Lumber Co. Inc. dba True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/25/2026	16.8	16.8	17.6	0.01%
Island Life Graphics Inc dba FASTSIGNS #576	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	5/24/2026	16.8	16.8	16.8	0.01%
Powerspec Inc	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/24/2026	65.3	65.3	64.9	0.02%
Horseshoe Barbecue, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/23/2029	9.0	9.0	9.6	—%
Pro Auto Repair LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/20/2026	5.5	5.5	5.8	—%
National Air Cargo Holdings Inc	(#,^)	Air Transportation	Term Loan	Prime plus 2.75%	5/20/2026	935.9	935.9	980.2	0.33%
Elderfriend Inc dba Granny Nannies dba GN Live Scan	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	5/20/2026	9.5	9.5	9.5	—%
Dedicated Incorporated	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/18/2041	44.0	44.0	49.8	0.02%
J&A Laundromat Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/18/2026	50.5	50.5	50.7	0.02%
HBA LLC dba Palmetto Twist-Vista	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2026	14.5	14.5	14.6	—%
Studio Find It Georgia Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/13/2026	16.8	16.8	16.9	0.01%
FJN Catering Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/13/2041	248.9	248.9	284.0	0.09%
Pumpkin Patch Inc and Christine Feliciano and Antonio Feliciano	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	5/12/2041	125.3	125.3	141.2	0.05%
Sabir Inc. dba Bear Diner	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/11/2041	117.2	117.2	133.2	0.04%
Gator D'Lites LLC dba D'Lites Emporium	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/5/2026	16.8	16.8	16.7	0.01%
Marc S. Rosenberg P.C. dba Mammuth and Rosenberg	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/29/2026	16.7	16.7	16.6	0.01%
Keller, Fishback & Jackson LLP	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/29/2026	95.0	95.0	99.5	0.03%
Hard Exercise Works Winter Park LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/29/2026	30.2	30.2	30.0	0.01%
Loriet LLC	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	4/29/2026	5.6	5.6	5.5	—%
Warner Home Comfort, LLC dba Smith Piping	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/29/2041	77.9	77.9	87.8	0.03%
May-Craft Fiberglass Products Inc	(#,^)	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	4/29/2041	233.7	233.7	266.9	0.09%
Alpha Omega Trucking LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	4/29/2041	166.0	166.0	189.6	0.06%
Empowerschool LLC and Empower Autism Academy, LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	4/29/2041	143.4	143.4	163.8	0.05%
Costume World Inc	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	4/28/2041	1,181.6	1,181.6	1,349.5	0.45%
Pecos Inn LLC dba Econo Lodge	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	4/28/2041	637.2	637.2	724.4	0.24%
Accent Comfort Services, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/26/2026	66.7	66.7	66.3	0.02%
Automotive Core Recycling, LLC and 828 Old Colony Road, LLC	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	4/22/2041	236.0	236.0	262.9	0.09%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
McIntosh Trail Management Services Organization Inc	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/22/2041	401.7	401.7	458.8	0.15%
AAA Mill Direct, Inc. dba Carpet Mill Outlets	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	4/21/2026	5.8	5.8	6.1	—%
Sushiya Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/12/2026	64.9	64.9	65.5	0.02%
KNS Early Learning Academy LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	4/6/2041	48.2	48.2	54.2	0.02%
Waterfalls Quick Lube LLC and Veracruz Shabo LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/6/2041	262.8	262.8	297.8	0.10%
Cameo Carter, MD A Professional Corporation dba The Garden Pediatric	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/31/2026	55.0	55.0	56.6	0.02%
Christian Soderquist dba Soderquist Plumbing and Heating LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/31/2041	53.5	53.5	61.8	0.02%
Gill Express Inc and Blue Speed LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/31/2041	488.2	488.2	561.2	0.19%
Dana A. Farley dba Independent Cabinets	(#,^)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	3/31/2041	63.1	63.1	72.9	0.02%
Vehicle Safety Supply LLC	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/31/2026	16.5	16.5	17.0	0.01%
Men of Steel Enterprises LLC and Vogelbacher Properties LLC	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/31/2041	370.9	370.9	423.1	0.14%
Wyldewood Cellars, Inc.	(#,^)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2041	960.1	960.1	1,097.9	0.37%
NOSO Development, LLC	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	3/30/2026	137.6	137.6	141.5	0.05%
MTS Car Service LLC	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	3/30/2026	7.7	7.7	7.9	—%
Beale Street Blues Company-West Palm Beach, LLC dba Lafayette’s-West	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	3/30/2026	68.8	68.8	71.1	0.02%
Tom Sawyer Country Restaurant LLC and AM 3208 LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/30/2041	244.1	244.1	281.7	0.09%
Gordon Rogers and Heidi Rogers dba Stone House Motor Inn	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	3/30/2026	16.7	16.7	17.6	0.01%
Barrocas Gym LLC dba Snap Fitness	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/29/2026	14.3	14.3	14.9	—%
Vinmar Inc. dba Locanda Portofino	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/29/2026	59.6	59.6	61.3	0.02%
Marathon Engineering Corporation	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	3/28/2041	42.4	42.4	48.9	0.02%
PHCDC1 LLC dba Quarter + Glory and Public House Collective, Corp.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/28/2026	36.7	36.7	38.1	0.01%
Revolution Physical Therapy LLC dba Apex Network Physical Therapy	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/25/2026	16.7	16.7	17.3	0.01%
International Construction Inc	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	3/24/2041	45.9	45.9	52.8	0.02%
ActKnowledge, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/24/2026	91.7	91.7	96.5	0.03%
Flooring Liquidators Inc and Premier Flooring Yonkers Inc and Flooring	(#,^)	Specialty Trade Contractors	Term Loan	8.25%	3/24/2026	39.1	39.1	38.0	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Precious Care LLC and Precious Care Management LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/21/2026	408.4	408.4	420.6	0.14%
Media Capital Partners, Inc	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/21/2026	16.5	16.5	16.9	0.01%
Kekoa Enterprises Inc dba Signarama Sandy	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/18/2026	36.3	36.3	37.4	0.01%
Taylors Zinn Enterprises Inc dba Eons Auto Care Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/18/2041	76.1	76.1	87.9	0.03%
ERT Group Inc and Curt's Tools Inspection Inc	(#,^)	Support Activities for Mining	Term Loan	Prime plus 2.75%	3/18/2041	1,186.2	1,186.2	1,362.7	0.45%
Brian T Rice dba BD Logging	(#,^)	Forestry and Logging	Term Loan	Prime plus 2.75%	3/17/2026	1.3	1.3	1.4	—%
Evergreen Pallet LLC and Evergreen Recycle LLC	(#,^)	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	3/16/2026	912.8	912.8	946.6	0.32%
K Soles Corp dba Max Collections	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	3/16/2026	16.5	16.5	17.0	0.01%
R & D Enterprises Inc dba My Pool Man	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/15/2026	36.7	36.7	37.7	0.01%
HEWZ, LLC dba Hard Exercise Works	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/14/2026	16.5	16.5	16.9	0.01%
Mustafa Inc and Raouf Properties LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/14/2041	71.3	71.3	82.3	0.03%
ABCs & 123s Infant and Child Care Center LP	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	3/11/2026	8.3	8.3	8.5	—%
Accuair Control Systems LLC dba Accuair Suspension	(#,^)	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	3/11/2026	110.1	110.1	113.6	0.04%
Magill Truck Line LLC and Jeff J. Ralls	(#,^)	Truck Transportation	Term Loan	8%	3/11/2029	186.2	186.2	176.6	0.06%
Dupre Capital LLC dba Fastsigns	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	3/11/2026	42.8	42.8	44.1	0.01%
Country Paint and Hardware Inc	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/11/2026	64.1	64.1	66.2	0.02%
State Painting & Decorating Co., Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/10/2026	77.6	77.6	79.8	0.03%
Step Up Academy of the Arts LLC	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	3/9/2026	5.9	5.9	6.1	—%
Faith Summit Supply Inc dba Summit Supply and Summit True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/9/2026	16.5	16.5	17.2	0.01%
Swerve Salon LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/8/2026	58.0	58.0	59.6	0.02%
J & W Hardwood Flooring Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/7/2026	5.5	5.5	5.7	—%
Labmates LLC and POV Holdings LLC	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/4/2041	103.0	103.0	119.0	0.04%
Hueston and Company CPA LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/4/2026	6.0	6.0	6.2	—%
Almost Home Daycare LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	3/3/2026	39.6	39.6	41.7	0.01%
Miles of Smiles Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/2/2026	69.9	69.9	72.2	0.02%
The River Beas, LLC dba Subway and Punam Singh	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2041	128.2	128.2	148.1	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Consulting Solutions, Inc. and Mark Luciani	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/28/2026	8.1	8.1	8.6	—%
Living Essentials HVAC Corp	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/28/2026	10.9	10.9	11.2	—%
Powerpits CS1, LLC dba Pita Pit	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2026	13.6	13.6	14.1	—%
Drug Detection Laboratories, Inc. and Minh Tran	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/28/2026	14.4	14.4	14.8	—%
Aaradhya LLC dba Market Square Laundry	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/23/2026	57.8	57.8	59.5	0.02%
Blackstones Hairdressing LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/23/2026	38.0	38.0	39.2	0.01%
R & K Contracting Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/18/2026	11.4	11.4	12.0	—%
Ei3 Corporation	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/12/2026	237.3	237.3	249.9	0.08%
B for Blonde, LLC dba Blo Blow Dry Bar	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/12/2026	45.6	45.6	46.9	0.02%
Gilmore Heights Dental Holdings, LTD and Chas Rob LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/12/2029	252.8	252.8	268.8	0.09%
Jersey Shore Marina & Boat Sales, Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/12/2041	589.1	589.1	680.8	0.23%
Base USA, Inc.	(#,^)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	2/2/2026	36.3	36.3	38.3	0.01%
Zouk Ltd dba Palma	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/29/2026	16.2	16.2	17.0	0.01%
Tammy Lavertue	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	1/28/2026	8.1	8.1	8.5	—%
SuzyQue's LLC dba SuzyQue's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/28/2026	16.1	16.1	17.0	0.01%
Wildflour Bakery & Cafe LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	1/28/2026	44.9	44.9	47.3	0.02%
Gendron Funeral and Cremation Services, Inc.	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/11/2041	104.2	104.2	120.4	0.04%
Dolarian Realty LLC and OV's Restaurant Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/5/2041	63.6	63.6	73.5	0.02%
Lemonberry Food Stores Inc dba Lemonberry Frozen Yogurt	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/29/2025	80.0	80.0	82.7	0.03%
MCF Forte LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/29/2025	13.3	13.3	13.7	—%
Panditos LLC dba White Lotus Home	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/28/2025	11.3	11.3	11.6	—%
Ridge Road Equestrian LLC dba Ricochet Ridge Ranch Inc	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/23/2040	96.0	96.0	110.4	0.04%
800 on the Trax LLC and Matrix Z LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/23/2040	228.7	228.7	262.7	0.09%
Premier Athletic Center of Ohio Inc. and Gates Investments and Wade	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/22/2028	707.7	707.7	760.0	0.25%
Joyce Outdoor Advertising Chicago LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/22/2040	282.7	282.7	324.5	0.11%
Hattingh Incorporated dba Prosthetic Care Facility	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2025	12.8	12.8	13.3	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Abbondanza Market LLC dba Hampton Falls Village Market	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/18/2025	42.3	42.3	43.8	0.01%
Labmates LLC	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/18/2040	152.2	152.2	175.7	0.06%
Accent Tag and Label Inc	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	12/18/2040	621.1	621.1	714.0	0.24%
Trip Consultants U.S.A. Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/18/2025	124.4	124.4	127.8	0.04%
Mustafa Inc dba Adiba Grocery	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/17/2025	78.8	78.8	82.9	0.03%
JAG Unit 1, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2025	177.8	177.8	182.6	0.06%
Abitino's JFK LLC dba Abitino's	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2022	68.9	68.9	69.9	0.02%
Swalm Street LLC and New York Home Health Care Equipment LLC	(#,^)	Ambulatory Health Care Services	Term Loan	7.5%	12/16/2040	340.3	340.3	317.8	0.11%
New York Home Health Care Equipment, LLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/16/2025	740.4	740.4	777.2	0.26%
Moments to Remember USA LLC dba Retain Loyalty	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/16/2025	56.5	56.5	59.0	0.02%
Evans & Paul LLC and E&P Holdings I LLC	(#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2025	96.6	96.6	99.7	0.03%
Basista Family Limited Partnership and UPE, Inc.	(#,^)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/14/2040	320.8	320.8	368.6	0.12%
DC Enterprises Ltd. dba Lakeview True Value	(#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/14/2025	16.0	16.0	16.8	0.01%
Alexandra Afentoulides dba Vi's Pizza Restaurant	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/11/2040	27.7	27.7	32.0	0.01%
AGR Foodmart Inc dba Nashua Road Mobil	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/11/2025	16.0	16.0	16.8	0.01%
Cares, Inc dba Dumpling Grounds Day Care Center	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	12/10/2025	5.3	5.3	5.6	—%
Custom Exteriors, Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/9/2025	71.1	71.1	73.5	0.02%
Sushiya, Inc.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/8/2025	77.3	77.3	80.0	0.03%
LC Blvd Holdings LLC and Mt Pleasant Wash & Wax LLC	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/4/2040	471.3	471.3	542.5	0.18%
Tariq, LLC dba 76 Food Mart	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/2/2040	351.3	351.3	404.5	0.13%
Japp Business Inc dba Pick and Eat and Japp Drink Corp.	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2025	88.1	88.1	91.3	0.03%
State Painting and Decorating Co Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/25/2025	51.9	51.9	53.3	0.02%
DWeb Studio, Inc.	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	11/25/2025	7.9	7.9	8.1	—%
Sambella Holdings, LLC and Strike Zone Entertainment Center LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	8.25%	11/23/2040	725.5	725.5	677.5	0.23%
Play and Learn Child Care and School Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	11/23/2025	7.8	7.8	8.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Ronny Ramirez RX Corp dba Naturxheal Family Pharmacy	(#,^)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	11/20/2025	64.8	64.8	66.8	0.02%
CNYP 717 Irondequoit LLC and CNYP 2002 Ontario LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/20/2040	232.4	232.4	264.9	0.09%
S.B.B. Enterprises Inc dba Williamston Hardware	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/19/2040	101.5	101.5	115.7	0.04%
Key Pix Productions Inc. dba Air Bud Entertainment	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	11/18/2040	514.6	514.6	594.0	0.20%
E.S.F.P. LLC dba Volusia Van and Storage	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	11/11/2025	62.6	62.6	64.6	0.02%
Green Life Lawnscapes LLC dba Green Life Lawn Care	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/6/2025	97.3	97.3	102.2	0.03%
JumboMarkets Inc dba Rines Jumbomarkets	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	11/4/2025	215.4	215.4	226.3	0.08%
Top Cat Ready Mix, LLC, Ples Investments LLC, and Pappy's Sand	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/28/2025	513.2	513.2	530.5	0.18%
Financial Network Recovery Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/26/2025	27.8	27.8	28.6	0.01%
ADMO Inc dba Mid States Equipment	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	10/8/2025	15.6	15.6	16.1	0.01%
Recycling Consultants, Inc. and Prairie State Salvage and Recycling	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/30/2027	458.2	458.2	482.5	0.16%
Accent Homes Services LLC dba Benjamin Franklin Plumbing of Kansas City	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/30/2028	52.3	52.3	55.9	0.02%
SCJEN Management Inc dba Bowl of Heaven	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2025	49.5	49.5	50.8	0.02%
Binky's Vapes LLC	(#)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/30/2025	15.5	15.5	15.9	0.01%
Barub Realty LLC and Barub LLC dba Woodlawn Cabinets	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/30/2040	133.1	133.1	153.4	0.05%
R.H. Hummer Jr., Inc.	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	9/30/2025	266.3	266.3	279.0	0.09%
Greensward of Marco Inc.	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/28/2040	81.5	81.5	93.4	0.03%
RIM Investments LLC and RIM Architects LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2040	371.6	371.6	425.8	0.14%
The Grasso Companies LLC and Grasso Pavement Maintenance LLC Veranda	(#)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/28/2025	351.8	351.8	369.0	0.12%
Prestigious LifeCare for Seniors LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/25/2025	6.8	6.8	7.0	—%
Daniel W. Stark dba Mountain Valley Lodge and RV Park	(#)	Accommodation	Term Loan	Prime plus 2.75%	9/25/2040	12.6	12.6	14.5	—%
Yachting Solutions LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/25/2040	896.5	896.5	1,024.8	0.34%
Sandlot Ventures LLC and Sandbox Ventures LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/25/2040	413.4	413.4	472.6	0.16%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
St Lawrence Hotel Corp and Oheka Catering Inc dba Quality Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	9/24/2040	582.1	582.1	668.3	0.22%
Rutledge Enterprises Inc dba BLC Property Management	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/23/2040	57.7	57.7	66.3	0.02%
Finish Strong Inc dba FASTSIGNS St Peters	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	9/23/2025	34.4	34.4	35.2	0.01%
Sound Manufacturing Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2025	34.3	34.3	35.5	0.01%
IIoka Inc dba New Cloud Networks	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/21/2025	459.6	459.6	471.0	0.16%
Vanderhoof LLC dba Soxfords	(#)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	9/18/2025	10.9	10.9	11.2	—%
MiJoy Inc dba Imo's Pizza	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/18/2025	5.7	5.7	5.8	—%
Naeem Khan LTD	(#)	Apparel Manufacturing	Term Loan	Prime plus 2.75%	9/17/2025	86.0	86.0	88.1	0.03%
FirstVitals Health and Wellness Inc	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/15/2025	103.4	103.4	106.0	0.04%
Almost Home Daycare LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	9/11/2025	7.5	7.5	7.9	—%
Gardner's Wharf Holdings LLC and Gardner's Wharf Seafood Inc	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	9/8/2040	130.7	130.7	150.6	0.05%
Empower Autism Academy	(#)	Social Assistance	Term Loan	Prime plus 2.75%	9/4/2040	638.0	638.0	735.4	0.25%
Higher Grounds Community Coffeehouse, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/2/2025	5.7	5.7	5.9	—%
Elite Institute LLC dba Huntington Learning Center	(#)	Educational Services	Term Loan	Prime plus 2.75%	8/28/2025	10.3	10.3	10.6	—%
God Be Glorified Inc dba GBG Inc	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/20/2025	36.0	36.0	36.9	0.01%
3000 CSI Property LLC and Consulting Solutions Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/20/2040	128.0	128.0	147.4	0.05%
GDP Gourmet LLC dba Joe and John's Pizza Restaurant	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/19/2040	135.3	135.3	155.2	0.05%
Gold Jet Corp.	(#)	Couriers and Messengers	Term Loan	Prime plus 2.75%	8/14/2025	48.8	48.8	50.6	0.02%
SKJ Inc dba Subway	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/13/2025	57.4	57.4	58.9	0.02%
LP Industries Inc dba Childforms	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	7/29/2025	83.8	83.8	87.5	0.03%
Pauley Tree and Lawn Care Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/28/2025	46.6	46.6	48.2	0.02%
Beale Street Blues Company-West Palm Beach LLC dba Lafayette's-West	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	7/24/2025	44.5	44.5	45.9	0.02%
Smart Artists Inc.	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	7/23/2025	15.1	15.1	15.5	0.01%
Free Ion Advisors LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/21/2025	43.2	43.2	44.3	0.01%
Murrayville Donuts, Inc dba Dunkin' Donuts	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	7/15/2040	330.7	330.7	378.1	0.13%
Union 2 LLC dba The Standard	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/10/2025	71.3	71.3	74.1	0.02%
Jonathan E Nichols and Nichols Fire and Security LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/30/2025	49.8	49.8	52.1	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Danny V, LLC dba Hugo's Taproom	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2040	31.1	31.1	35.6	0.01%
Anglin Cultured Stone Products LLC dba Anglin Construction	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/30/2025	193.3	193.3	199.4	0.07%
Thrifty Market, Inc. dba Thrifty Foods	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/30/2030	222.7	222.7	237.8	0.08%
Myclean Inc.	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/29/2025	10.6	10.6	10.8	—%
Summit Beverage Group LLC	(#)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	8/29/2030	238.9	238.9	256.4	0.09%
TJU-DGT Inc dba The Lorenz Cafe	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2029	16.4	16.4	17.7	0.01%
Jihan Inc dba ARCO AM/PM and Diana Inc dba Diana's Recycling	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	6/26/2040	351.8	351.8	403.0	0.13%
SofRep, Inc dba Force 12 Media	(#)	Other Information Services	Term Loan	Prime plus 2.75%	6/26/2025	44.0	44.0	45.0	0.02%
E & G Enterprises LLC dba Comfort Keepers	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/26/2025	14.9	14.9	15.3	0.01%
CEM Autobody LLC dba Dawn's Autobody	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/26/2040	125.8	125.8	143.8	0.05%
Ohs Auto Body, Inc. dba Ohs Body Shop	(#)	Repair and Maintenance	Term Loan	7.78%	6/25/2040	1,129.1	1,129.1	1,047.5	0.35%
Wolf Enviro Interests, LLC and Enviromax Services Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/25/2040	228.7	228.7	260.0	0.09%
Evinger PA One, Inc. dba Postal Annex, Falcon	(#)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/24/2025	14.9	14.9	15.5	0.01%
RJI Services, Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/23/2025	14.8	14.8	15.1	0.01%
Real Help LLC dba Real Help Decorative Concrete	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/22/2025	35.3	35.3	36.9	0.01%
KRN Logistics, LLC and Newsome Trucking, Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/19/2025	355.4	355.4	368.7	0.12%
PM Cassidy Enterprises, Inc. dba Junk King	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/19/2025	9.9	9.9	10.1	—%
Inverted Healthcare Staffing of Florida LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/18/2025	30.9	30.9	31.6	0.01%
Flooring Liquidators Inc and Flooring Liquidators of Mt Kisco LLC	(#)	Specialty Trade Contractors	Term Loan	6.75%	6/17/2025	299.5	299.5	292.1	0.10%
AM PM Properties, LLC and AM PM Willington, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/17/2040	80.4	80.4	92.5	0.03%
Mirage Plastering Inc and Mpire LLC and Mpire II LLC	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/12/2040	128.5	128.5	145.4	0.05%
Eldredge Tavern LLC dba Gonyea's Tavern	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/8/2040	52.1	52.1	60.0	0.02%
ViAr Visual Communications, Inc. dba Fastsigns 281701	(#)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/5/2025	41.2	41.2	42.3	0.01%
Chitalian Fratelli LLC dba Francesca Brick Oven Pizza and Pasta	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/5/2025	10.4	10.4	10.7	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Video Vault & Tanning LLC and Mosaic Salon LLC	(#)	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/4/2040	84.8	84.8	97.6	0.03%
Medworxs LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/3/2025	83.0	83.0	85.1	0.03%
XCESSIVE THROTTLE, INC dba Jake's Roadhouse	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2025	5.4	5.4	5.5	—%
Villela CPA PL	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/27/2025	5.9	5.9	6.1	—%
Douglas Posey and Sally Watkinson dba Audrey's Farmhouse	(#)	Accommodation	Term Loan	Prime plus 2.75%	5/20/2040	160.9	160.9	184.8	0.06%
15 McArdle LLC and No Other Impressions Inc	(#)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/15/2040	170.3	170.3	195.1	0.07%
Guard Dogs MFS LLC	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/8/2025	41.6	41.6	42.6	0.01%
George S Cochran DDS Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/7/2025	90.8	90.8	92.9	0.03%
South Park Properties LLC and Midlothian Hardware LLC	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/6/2040	44.2	44.2	50.9	0.02%
Matthew Taylor and Landon Farm LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/4/2040	93.1	93.1	105.5	0.04%
Cares Inc dba Dumpling Grounds Day Care Center	(#)	Social Assistance	Term Loan	Prime plus 2.75%	5/1/2040	74.9	74.9	86.2	0.03%
Orchid Enterprises Inc dba Assisting Hands of Sussex County	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/24/2025	9.7	9.7	9.9	—%
Ragazza Restaurant Group, Inc. dba Bambolina	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/21/2025	11.7	11.7	12.1	—%
Diamond Solutions LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	4/21/2025	12.8	12.8	13.1	—%
Giacchino Maritime Consultants Inc	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/17/2025	14.6	14.6	15.0	0.01%
Sound Coaching Inc	(#)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	4/14/2025	28.8	28.8	29.5	0.01%
Faramarz Nikourazm dba Car Clinic Center	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/3/2040	67.8	67.8	77.7	0.03%
Advance Case Parts RE Holdings LLC and Advance Case Parts Inc	(#)	Repair and Maintenance	Term Loan	7.75%	3/31/2040	321.3	321.3	299.0	0.10%
Mid-South Lumber Co. of Northwest Florida, Inc.	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/31/2040	394.6	394.6	455.7	0.15%
Copper Beech Financial Group LLC	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	3/30/2025	80.0	80.0	83.6	0.03%
Sunset Marine Resort LLC and GoXpeditions LLC and Lavon Gomes	(#)	Accommodation	Term Loan	Prime plus 2.75%	3/27/2040	277.7	277.7	322.4	0.11%
Shorr Enterprises Inc dba New Design Furniture Manufacturers	(#)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	3/27/2025	68.2	68.2	71.4	0.02%
Foresite Realty Partners LLC and Foresite Real Estate Holdings LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	3/27/2025	792.6	792.6	823.4	0.27%
Shellhorn and Hill Inc dba Total Fleet Service	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/27/2040	953.7	953.7	1,101.4	0.37%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Joyce Outdoor Advertising NJ LLC and Joyce Outdoor Advertising LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/26/2040	49.7	49.7	57.7	0.02%
Zero-In Media Inc	(#)	Data Processing, Hosting, and Related Services	Term Loan	Prime plus 2.75%	3/25/2025	14.4	14.4	15.0	0.01%
Loriet LLC	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	3/24/2025	7.7	7.7	8.0	—%
Shelton Incorporated dba Mrs. Winners	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/20/2040	103.5	103.5	120.2	0.04%
Jaymie Hazard dba Indigo Hair Studio and Day Spa	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/20/2040	39.8	39.8	46.1	0.02%
R & R Security and Investigations Inc dba Pardners Lake Buchanan	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2040	78.6	78.6	91.2	0.03%
MMS Realty, LLC and Molecular MS Diagnostics LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/18/2040	147.9	147.9	171.2	0.06%
Royal Crest Motors LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/16/2040	84.0	84.0	97.3	0.03%
Luigi's on Main LLC and Luigi's Main Street Pizza Inc	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/4/2025	7.2	7.2	7.6	—%
Baystate Firearms and Training, LLC	(#)	Educational Services	Term Loan	Prime plus 2.75%	2/27/2025	37.7	37.7	39.2	0.01%
Pace Motor Lines, Inc.	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	2/26/2025	41.5	41.5	43.6	0.01%
Kingseal LLC dba Desoto Health and Rehab Center	(#)	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	2/26/2040	1,174.7	1,174.7	1,363.8	0.45%
Nelson Financial Services LLC	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/24/2025	7.9	7.9	8.2	—%
Kiddie Steps 4 You Inc.	(#)	Social Assistance	Term Loan	Prime plus 2.75%	2/19/2040	56.9	56.9	65.8	0.02%
Triangle Trash LLC dba Bin There Dump That	(#)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	2/18/2025	46.9	46.9	49.1	0.02%
Silva Realty Holdings, LLC and MF-Silva Enterprises, Inc.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/11/2040	157.6	157.6	182.3	0.06%
Dean 1021 LLC dba Pure Pita	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/29/2025	55.7	55.7	58.1	0.02%
Limameno LLC dba Sal's Italian Ristorante	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/23/2025	51.9	51.9	54.1	0.02%
Palmabak Inc dba Mami Nora's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/22/2025	5.6	5.6	5.9	—%
Jung Design Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/20/2022	3.3	3.3	3.4	—%
Grand Blanc Lanes, Inc. and H, H and H, LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/31/2039	121.7	121.7	141.1	0.05%
Evans and Paul LLC	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/30/2024	150.9	150.9	158.0	0.05%
First Prevention and Dialysis Center, LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/30/2024	183.6	183.6	192.1	0.06%
Bowlerama Inc	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/24/2039	1,101.5	1,101.5	1,277.1	0.43%
The Lodin Group LLC and Lodin Health Imaging Inc	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/23/2039	485.0	485.0	559.5	0.19%
Thermoplastic Services Inc and Paragon Plastic Sheet, Inc	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	12/23/2039	457.4	457.4	530.2	0.18%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Beale Street Blues Company-West Palm Beach, LLC	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	12/22/2024	115.4	115.4	120.2	0.04%
B.S. Ventures LLC dba Dink's Market	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/19/2039	49.2	49.2	57.0	0.02%
MM and M Management Inc dba Pizza Artista	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/19/2025	29.8	29.8	31.1	0.01%
Will Zac Management LLC dba Papa John's	(#)	Food Services and Drinking Places	Term Loan	6.25%	12/19/2024	94.5	94.5	92.4	0.03%
The Jewelers Inc. dba The Jewelers of Las Vegas	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	12/19/2024	765.6	765.6	794.5	0.27%
B & W Towing, LLC and Boychucks Fuel LLC	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/17/2039	150.3	150.3	173.6	0.06%
Kemmer LLC and Apples Tree Top Liquors LLC	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/4/2039	129.0	129.0	148.9	0.05%
DeRidder Chiropractic LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/25/2024	8.0	8.0	8.4	—%
Teamnewman Enterprises LLC dba Newmans at 988 and John H. Newman	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/25/2039	108.6	108.6	125.7	0.04%
Modern Manhattan LLC	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	11/25/2024	133.6	133.6	138.7	0.05%
Legacy Estate Planning Inc dba American Casket Enterprises	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/21/2024	25.5	25.5	26.4	0.01%
J&D Resources, LLC dba Aqua Science	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/21/2024	460.0	460.0	477.7	0.16%
DC Real LLC and DC Enterprises LTD dba Lakeview True Value	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/20/2039	109.5	109.5	126.8	0.04%
Heartland American Properties LLC and Skaggs RV Outlet LLC	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	10/31/2039	436.3	436.3	505.2	0.17%
One Hour Jewelry Repair Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/14/2024	12.3	12.3	12.8	—%
Return to Excellence, Inc. dba The Waynesville Inn Golf & Spa	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	8%	10/10/2039	1,154.0	1,154.0	1,080.0	0.36%
DNT Storage and Properties LLC	(#)	Real Estate	Term Loan	Prime plus 2.75%	10/10/2039	92.7	92.7	107.4	0.04%
Sound Manufacturing Inc	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	10/10/2024	111.8	111.8	116.4	0.04%
Doctors Express Management of Central Texas LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/8/2024	3.9	3.9	4.1	—%
Smith Spinal Care Center P.C. and James C. Smith	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/8/2039	26.1	26.1	30.3	0.01%
Michael Rey Jr. and Lynn J. Williams and GIG Petcare dba Hickory	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	10/3/2039	111.6	111.6	129.3	0.04%
Sumad LLC dba BrightStar Care of Encinitas	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/2/2024	31.8	31.8	33.3	0.01%
Roccos LLC and Sullo Pantalone Inc dba Rocco's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2039	232.5	232.5	268.2	0.09%
Gordon E Rogers dba Stonehouse Motor Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	9/26/2039	52.3	52.3	60.5	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
6 Price Avenue, LLC and Pauley Tree & Lawn Care, Inc	(#)	Administrative and Support Services	Term Loan	8%	9/24/2039	428.9	428.9	398.7	0.13%
Andrene's LLC dba Andrene's Caribbean Soul Food Carry Out	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/23/2024	16.8	16.8	17.4	0.01%
Ryan Crick and Pamela J. Crick and Crick Enterprises Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2039	132.5	132.5	153.4	0.05%
Modern Leather Goods Repair Shop Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2024	33.6	33.6	34.8	0.01%
Animal Intrusion Prevention Systems Holding Company, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/15/2024	166.7	166.7	173.3	0.06%
Tavern Properties LLC and Wildwood Tavern LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/15/2039	389.3	389.3	450.1	0.15%
Indy East Smiles Youth Dentistry LLC dba Prime Smile East	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/11/2024	372.4	372.4	385.5	0.13%
B&P Diners LLC dba Engine House Restaurant	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/10/2024	47.3	47.3	48.9	0.02%
Orange County Cleaning Inc	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/27/2024	7.7	7.7	8.0	—%
Lamjam LLC Goldsmith Lambros Inc	(#)	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	8/27/2024	80.4	80.4	84.0	0.03%
Qycell Corporation	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	8/26/2024	70.0	70.0	72.9	0.02%
Atlas Auto Body Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/22/2039	46.8	46.8	54.0	0.02%
Katie Senior Care LLC dba Home Instead Senior Care	(#)	Social Assistance	Term Loan	Prime plus 2.75%	8/15/2024	62.5	62.5	64.7	0.02%
Alpha Preparatory Academy LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	8/15/2039	132.3	132.3	153.2	0.05%
Hamer Road Auto Salvage, LLC and Scott T. Cook and Nikki J. Cook	(#)	Motor Vehicle and Parts Dealers	Term Loan	6%	8/8/2039	129.8	129.8	121.6	0.04%
Almost Home Property LLC and Almost Home Daycare LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	8/7/2039	677.8	677.8	784.2	0.26%
iFood, Inc. dba Steak N Shake	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/31/2024	226.2	226.2	235.5	0.08%
575 Columbus Avenue Holding Company, LLC and LA-ZE LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/30/2039	18.7	18.7	21.7	0.01%
Honeyspot Investors LLP and Pace Motor Lines Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	7/24/2039	135.6	135.6	157.0	0.05%
Miss Cranston Diner II, LLC and Miss Cranston II Realty LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/17/2039	88.8	88.8	102.7	0.03%
Honeyspot Investors LLP and Pace Motor Lines Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	6/30/2039	791.0	791.0	914.5	0.31%
iFood, Inc. dba Steak N Shake	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2039	570.1	570.1	655.7	0.22%
Lisle Lincoln II Limited Partnership dba Lisle Lanes LP	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/30/2024	56.2	56.2	58.6	0.02%
AMG Holding, LLC and Stetson Automotive, Inc	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/30/2039	187.8	187.8	217.1	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
JPM Investments LLC and Carolina Family Foot Care P.A.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/26/2039	128.4	128.4	148.3	0.05%
Zinger Hardware and General Merchant Inc	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	7.25%	6/26/2024	41.9	41.9	41.0	0.01%
Nikobella Properties LLC and JPO Inc dba Village Car Wash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/25/2039	444.1	444.1	512.6	0.17%
Big Sky Plaza LLC and Strickland, Incorporated dba Livingston True Val	(#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/20/2039	210.8	210.8	243.3	0.08%
Nirvi Enterprises LLC dba Howard Johnson / Knights Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	6/17/2039	831.1	831.1	960.9	0.32%
Sico & Walsh Insurance Agency Inc and The AMS Trust	(#)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	6/6/2039	85.4	85.4	98.7	0.03%
Sujata Inc dba Stop N Save Food Mart and Dhruvesh Patel	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/3/2024	9.4	9.4	9.8	—%
Long Island Barber Institute Inc	(#)	Educational Services	Term Loan	Prime plus 2.75%	6/2/2039	50.1	50.1	57.8	0.02%
Pocono Coated Products, LLC	(#)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/30/2024	12.5	12.5	13.1	—%
Jonesboro Health Food Center LLC	(#)	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	5/27/2024	35.4	35.4	36.6	0.01%
Hae M. and Jin S. Park dba Buford Car Wash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/15/2039	149.3	149.3	172.1	0.06%
The River Beas LLC and Punam Singh	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/8/2039	81.5	81.5	94.1	0.03%
AS Boyals LLC dba Towne Liquors	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/29/2039	97.9	97.9	113.2	0.04%
Gerami Realty, LC Sherrill Universal City Corral, LP	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/23/2027	54.3	54.3	58.0	0.02%
Complete Body & Paint, Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/23/2039	18.7	18.7	21.6	0.01%
Island Wide Realty LLC and Long Island Partners, Inc.	(#)	Real Estate	Term Loan	Prime plus 2.75%	4/22/2039	93.3	93.3	107.9	0.04%
Wilshire Media Systems Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2024	101.6	101.6	105.2	0.04%
1899 Tavern & Tap LLC and Ale House Tavern & Tap LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/9/2039	100.8	100.8	116.5	0.04%
Dantanna's Tavern LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2024	91.3	91.3	95.2	0.03%
Little People's Village II LLC and Iliopoulos Realty LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	3/31/2039	83.1	83.1	96.2	0.03%
Eagle Aggregate Transportation, LLC and Eagle Pneumatic Transport LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	3/31/2024	371.3	371.3	387.1	0.13%
Little People's Village II LLC and Iliopoulos Realty LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	3/31/2039	91.7	91.7	106.2	0.04%
Kemmer, LLC and Pitts Package Store, Inc.	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/31/2039	105.5	105.5	122.0	0.04%
Hodges Properties LLC and Echelon Enterprises Inc dba Treads Bicycle	(#)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	3/31/2039	402.9	402.9	467.2	0.16%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Lake Area Autosound LLC and Ryan H. Whittington	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	7/28/2039	114.0	114.0	132.4	0.04%
Cormac Enterprises and Wyoming Valley Beverage Incorporated	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/20/2039	99.5	99.5	115.4	0.04%
636 South Center Holdings, LLC and New Mansfield Brass and Aluminum Co	(#)	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	3/20/2039	71.8	71.8	83.3	0.03%
Kinisi, Inc. dba The River North UPS Store	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/18/2024	7.7	7.7	8.0	—%
Tortilla King, Inc.	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	3/14/2029	784.6	784.6	850.3	0.28%
Tortilla King Inc.	(#)	Food Manufacturing	Term Loan	Prime plus 2.75%	3/14/2039	41.5	41.5	48.1	0.02%
Bowl Mor, LLC dba Bowl Mor Lanes / Spare Lounge, Inc.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/13/2039	201.2	201.2	233.4	0.08%
R & R Boyal LLC dba Cap N Cat Clam Bar and Little Ease Tavern	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/28/2039	373.9	373.9	433.3	0.14%
Faith Memorial Chapel LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2039	192.1	192.1	222.5	0.07%
Summit Beverage Group LLC	(#)	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	2/28/2024	186.4	186.4	194.3	0.06%
952 Boston Post Road Realty, LLC and HNA LLC dba Styles International	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2039	189.0	189.0	218.9	0.07%
96 Mill Street LLC, Central Pizza LLC and Jason Bikakis George Bikaki	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/12/2039	127.9	127.9	148.4	0.05%
JWB Industries, Inc. dba Carteret Die Casting	(#)	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	2/11/2024	148.9	148.9	154.7	0.05%
Awesome Pets II Inc dba Mellisa's Pet Depot	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	2/7/2024	44.8	44.8	46.6	0.02%
986 Dixwell Avenue Holding Company, LLC and Mughali Foods, LLC	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/7/2039	89.1	89.1	103.3	0.03%
Sarah Sibadan dba Sibadan Agency	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	1/27/2039	115.6	115.6	134.0	0.04%
Icore Enterprises Inc dba Air Flow Filters Inc	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	1/15/2024	11.4	11.4	11.9	—%
Nutmeg North Associates LLC Steeltech Building Products Inc	(#,^)	Construction of Buildings	Term Loan	Prime plus 2.75%	12/31/2038	817.0	817.0	945.0	0.32%
KK International Trading Corporation	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/23/2028	139.0	139.0	150.5	0.05%
Kurtis Sniezek dba Wolfe's Foreign Auto	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/20/2038	79.2	79.2	91.8	0.03%
PLES Investements, LLC and John Redder, Pappy Sand & Gravel, Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2038	499.0	499.0	576.4	0.19%
TAK Properties LLC and Kinderland Inc	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	12/18/2038	361.2	361.2	417.9	0.14%
TOL LLC dba Wild Birds Unlimited	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	12/13/2023	9.6	9.6	9.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
920 CHR Realty LLC V. Garofalo Carting Inc	(#,^)	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	12/10/2038	372.4	372.4	431.5	0.14%
DKB Transport Corp	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	12/5/2038	123.7	123.7	143.3	0.05%
Firm Foundations Inc David S Gaitan Jr and Christopher K Daigle	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/3/2038	92.9	92.9	107.3	0.04%
Spectrum Development LLC and Solvit Inc & Solvit North, Inc	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/2/2023	196.7	196.7	204.1	0.07%
BVIP Limousine Service LTD	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	11/27/2038	68.1	68.1	78.9	0.03%
AcuCall LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/21/2023	7.8	7.8	8.1	—%
Kids in Motion of Springfield LLC dba The Little Gym of Springfield IL	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/18/2023	23.5	23.5	24.4	0.01%
Yousef Khatib dba Y&M Enterprises	(#,^)	Wholesale Electronic Markets and Agents and Brokers	Term Loan	Prime plus 2.75%	11/15/2023	37.9	37.9	39.3	0.01%
Howell Gun Works LLC	(#,^)	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	11/14/2023	2.4	2.4	2.4	—%
Polpo Realty, LLC Polpo Restaurant, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/6/2038	55.7	55.7	64.6	0.02%
Janice B. McShan and The Metropolitan Day School, LLC	(#)	Social Assistance	Term Loan	Prime plus 2.75%	10/31/2023	21.6	21.6	22.5	0.01%
1 North Restaurant Corp dba 1 North Steakhouse	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/31/2038	188.5	188.5	218.3	0.07%
Master CNC Inc & Master Properties LLC	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2038	529.3	529.3	611.9	0.20%
Mid-Land Sheet Metal Inc	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/31/2038	122.1	122.1	141.4	0.05%
Greenbrier Technical Services, Inc	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/24/2023	102.4	102.4	106.5	0.04%
Clairvoyant Realty Corp. and Napoli Marble & Granite Design, Ltd	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/24/2038	131.4	131.4	152.3	0.05%
First Steps Real Estate Company, LLC and First Steps Preschool	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	9/30/2038	86.3	86.3	99.7	0.03%
Cencon Properties LLC and Central Connecticut Warehousing Company	(#,^)	Warehousing and Storage	Term Loan	Prime plus 2.75%	9/30/2038	305.2	305.2	353.0	0.12%
Discount Wheel and Tire of Broken Bow Inc	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/30/2038	197.9	197.9	228.7	0.08%
Lenoir Business Partners LLC LP Industries, Inc dba Childforms	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	9/30/2038	261.0	261.0	301.8	0.10%
LP Industries, Inc dba Childforms	(#,^)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	9/30/2038	106.4	106.4	123.1	0.04%
Gabrielle Realty, LLC	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	9/27/2038	670.1	670.1	774.0	0.26%
Mitchellville Family Dentistry, Dr. Octavia Simkins-Wiseman DDS PC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2038	296.4	296.4	342.6	0.11%
Eastside Soccer Dome, Inc .	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/26/2038	410.2	410.2	474.5	0.16%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Anthony C Dinoto and Susan S P Dinoto Funeral Home	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/26/2038	88.4	88.4	102.3	0.03%
Southeast Chicago Soccer, Inc.	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/26/2038	45.3	45.3	52.4	0.02%
Kiddie Steps 4 You Inc.	(#)	Social Assistance	Term Loan	Prime plus 2.75%	9/25/2038	80.3	80.3	92.8	0.03%
Diamond Memorials Incorporated	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/25/2023	3.4	3.4	3.5	—%
Faith Memorial Chapel LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/20/2038	237.3	237.3	274.1	0.09%
Serious-Fun in Alpharetta, LLC dba The Little Gym of Alpharetta	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	9/20/2023	22.7	22.7	23.5	0.01%
Westville Seafood LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/19/2038	99.3	99.3	114.8	0.04%
Maynard Enterprises Inc dba Fastsigns of Texarkana	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/18/2023	7.9	7.9	8.2	—%
Grafio Inc dba Omega Learning Center-Acworth	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	9/13/2023	81.0	81.0	83.9	0.03%
The Berlerro Group, LLC dba Sky Zone	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/12/2023	210.8	210.8	218.2	0.07%
Sound Manufacturing Inc	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/12/2028	39.2	39.2	42.4	0.01%
Prospect Kids Academy Inc	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	9/11/2038	109.9	109.9	127.1	0.04%
Alma J. and William R. Walton and Almas Child Day Care Center	(#,^)	Social Assistance	Term Loan	8%	9/11/2038	35.1	35.1	32.9	0.01%
B for Brunette dba Blo	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/10/2023	26.4	26.4	27.3	0.01%
Schmaltz Holdings, LLC and Schmaltz Operations, LLC	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/4/2038	197.1	197.1	227.5	0.08%
IlOKA Inc dba Microtech Tel and NewCloud Networks	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/30/2023	311.6	311.6	322.7	0.11%
ACI Northwest Inc.	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	8/30/2023	260.0	260.0	269.8	0.09%
Gulfport Academy Child Care and Learning Center, Inc. and Jennifer	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	8/30/2023	20.7	20.7	21.5	0.01%
Ramard Inc and Advanced Health Sciences Inc	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	8/28/2023	89.9	89.9	92.9	0.03%
RM Hawkins LLC dba Pure Water Tech West and Robert M Hawkins	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	8/26/2023	38.5	38.5	40.0	0.01%
JSIL LLC dba Blackstones Hairdressing	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/16/2023	9.2	9.2	9.5	—%
Island Nautical Enterprises, Inc. and Ingwall Holdings, LLC	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	8/14/2038	306.0	306.0	353.4	0.12%
Caribbean Concepts, Inc. dba Quick Bleach	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/12/2023	10.7	10.7	11.1	—%
Daniel W and Erin H Gordon and Silver Lining Stables CT, LLC	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/24/2023	5.6	5.6	5.8	—%
Angkor Restaurant Inc	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/19/2038	82.0	82.0	94.8	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Tri County Heating and Cooling Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2023	41.4	41.4	43.0	0.01%
Harbor Ventilation Inc and Estes Investment, LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2038	2.1	2.1	2.4	—%
Morning Star Trucking LLC and Morning Star Equipment and Leasing LLC	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	7/17/2023	25.3	25.3	26.1	0.01%
GIA Realty LLC and VRAJ GIA LLC dba Lakeview Laundromat	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/28/2038	85.5	85.5	98.8	0.03%
Maxiflex LLC	(#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/28/2023	20.7	20.7	21.5	0.01%
2161 Highway 6 Trail, LLC, R. H. Hummer JR., Inc.	(#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	6/19/2026	406.2	406.2	431.5	0.14%
Blakeslee Arpaia Chapman, Inc. dba Blakeslee Industrial Services	(#,^)	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	6/18/2028	614.0	614.0	662.7	0.22%
KDP LLC and KDP Investment Advisors, Inc and KDP Asset Management, Inc	(#,^)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/14/2023	158.7	158.7	163.8	0.05%
Elite Structures Inc	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/12/2038	787.8	787.8	908.6	0.30%
Absolute Desire LLC and Mark H. Szierer Sophisticated Smile	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/5/2038	165.4	165.4	190.7	0.06%
Gregory P Jellenek OD and Associates PC dba Gregory P Jellenek OD	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/28/2023	28.3	28.3	29.3	0.01%
Ryan D. Thornton and Thornton & Associates LLC	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	5/24/2023	22.6	22.6	23.3	0.01%
Peanut Butter & Co., Inc.	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	4/30/2023	44.1	44.1	45.5	0.02%
1258 Hartford TPKE, LLC and Phelps and Sons, Inc	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/29/2038	108.7	108.7	125.7	0.04%
Xela Pack, Inc. and Aliseo and Catherine Gentile	(#,^)	Paper Manufacturing	Term Loan	Prime plus 2.75%	3/27/2028	187.9	187.9	202.8	0.07%
A & M Commerce, Inc. dba Cranberry Sunoco	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	3/27/2038	287.9	287.9	333.0	0.11%
American Diagnostic Imaging, Inc. dba St. Joseph Imaging Center	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/25/2038	468.8	468.8	542.1	0.18%
Michael A.and HeatherR. Welsch dba Art & FrameEtc.	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/22/2038	58.9	58.9	68.1	0.02%
Truth Technologies Inc.	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/21/2023	37.5	37.5	38.7	0.01%
Sound Manufacturing, Inc. and Monster Power Equipment Inc.	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/15/2023	214.5	214.5	221.9	0.07%
Golden Gate Lodging LLC	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	3/12/2038	100.4	100.4	116.1	0.04%
Bakhtar Group LLC dba Malmaison	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2023	40.8	40.8	42.2	0.01%
Osceola River Mill, LLC Ironman Machine, Inc.	(#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	2/20/2038	75.0	75.0	86.8	0.03%
Java Warung, LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/19/2038	44.4	44.4	51.4	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Retain Loyalty LLC	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	2/15/2038	93.7	93.7	108.4	0.04%
North Country Transport, LLC	(#,^)	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	2/6/2023	6.5	6.5	6.7	—%
Sherill Universal City dba Golden Corral LP	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/28/2038	383.9	383.9	444.1	0.15%
Macho LLC Madelaine Chocolate Novelties Inc	(#,^)	Food Manufacturing	Term Loan	Prime plus 2.75%	12/31/2037	435.2	435.2	502.8	0.17%
Elegant Fireplace Mantels, Inc.	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/31/2022	43.9	43.9	45.3	0.02%
John Duffy Fuel Co., Inc.	(#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/28/2022	209.6	209.6	216.1	0.07%
Babie Bunnie Enterprises Inc dba Triangle Mothercare	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/28/2027	28.2	28.2	30.3	0.01%
Polpo Realty LLC & Polpo Restaurant LLC dba Polpo Restaurant	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2037	451.6	451.6	521.7	0.17%
Martin L Hopp, MD PHD A Medical Corp dba Tower ENT	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2022	26.9	26.9	27.7	0.01%
Cheryle A Baptiste and Cheryle Baptiste DDS PLLC	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/30/2037	251.6	251.6	290.6	0.10%
Daniel Gordon and Erin Gordon and Silver Lining Stables CT, LLC	(#,^)	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	11/28/2037	197.8	197.8	228.5	0.08%
Richmond Hill Mini Market, LLC	(#,^)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	11/27/2037	159.9	159.9	184.7	0.06%
D&L Rescources, Inc. dba The UPS Store	(#,^)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	11/27/2022	3.9	3.9	4.0	—%
DRV Enterprise, Inc. dba Cici's Pizza # 339	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/26/2022	24.1	24.1	24.9	0.01%
U & A Food and Fuel, Inc. dba Express Gas & Food Mart	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	11/21/2037	83.1	83.1	96.0	0.03%
Pioneer Windows Manufacturing Corp, Pioneer Windows	(#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	11/21/2022	111.2	111.2	114.7	0.04%
R & J Petroleum LLC Manar USA, Inc.	(#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	11/20/2037	155.4	155.4	179.6	0.06%
St Judes Physical Therapy P.C.	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/19/2022	8.3	8.3	8.6	—%
Hi-Def Imaging, Inc. dba SpeedPro Imaging	(#,^)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/9/2022	8.8	8.8	9.1	—%
Reidville Hydraulics Mfg Inc dba Summit	(#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	11/2/2037	229.4	229.4	264.8	0.09%
Big Apple Entertainment Partners, LLC dba Ripley's Believe It or Not	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/26/2022	71.7	71.7	73.9	0.02%
University Park Retreat, LLC dba Massage Heights	(#,^)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/27/2022	28.8	28.8	29.7	0.01%
O'Rourkes Diner LLC	(#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/19/2037	56.3	56.3	64.9	0.02%
AJK Enterprise LLC	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	8/27/2022	5.9	5.9	6.1	—%
Suncoast Aluminum Furniture, Inc	(#,^)	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	8/17/2037	308.7	308.7	356.1	0.12%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Hofgard & Co., Inc. dba HofgardBenefits	(#,^)	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	7/27/2022	38.7	38.7	39.8	0.01%
Georgia Safe Sidewalks LLC	(#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/27/2022	5.3	5.3	5.5	—%
Central Tire, Inc. dba Cooper Tire & Auto Services	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/29/2037	245.8	245.8	282.9	0.09%
Jenkins-Pavia Corporation dba Victory Lane Quick Oil Change	(#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2037	59.4	59.4	68.4	0.02%
KIND-ER-ZZ Inc dba Kidville	(#,^)	Educational Services	Term Loan	Prime plus 2.75%	6/15/2022	17.4	17.4	17.9	0.01%
Graphish Studio, Inc. and Scott Fishoff	(#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2022	7.0	7.0	7.2	—%
ALF, LLC Mulit-Service Eagle Tires	(#,^)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	5/31/2037	53.4	53.4	61.5	0.02%
Tracey Vita-Morris dba Tracey Vita's School of Dance	(#,^)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	5/10/2022	7.7	7.7	7.9	—%
Tanner Optical, Inc. dba Murphy Eye Care	(#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/27/2022	2.7	2.7	2.8	—%
Zane Filippone Co Inc dba Culligan Water Conditioning	(#,^)	Nonstore Retailers	Term Loan	Prime plus 2.75%	4/12/2022	182.6	182.6	187.6	0.06%
Access Staffing, LLC	(#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/30/2022	64.8	64.8	66.5	0.02%
Manuel P. Barrera and Accura Electrical Contractor, Inc.	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/23/2028	68.2	68.2	73.6	0.02%
DC Realty, LLC dba FOGO Data Centers	(#)	Professional, Scientific, and Technical Services	Term Loan	6.25%	3/23/2022	509.9	509.9	504.3	0.17%
DC Realty, LLC dba FOGO Data Centers	(#)	Professional, Scientific, and Technical Services	Term Loan	6%	3/23/2037	2,623.4	2,623.4	2,468.9	0.82%
Shweiki Media, Inc. dba Study Breaks Magazine	(#,^)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/22/2027	739.7	739.7	792.1	0.26%
ATI Jet, Inc.	(#)	Air Transportation	Term Loan	Prime plus 2.75%	12/28/2026	532.8	532.8	569.4	0.19%
J. Kinderman & Sons, Inc. dba Brite Star Manufacturing Company	(#,^)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/22/2036	346.8	346.8	398.4	0.13%
K's Salon, LLC d/b/a K's Salon	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/20/2021	21.6	21.6	22.1	0.01%
15 Frederick Place LLC & Pioneer Windows Holdings Inc & Subs	(#)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/16/2021	74.0	74.0	75.7	0.03%
Taylor Transport, Inc	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	12/8/2021	71.7	71.7	73.4	0.02%
K9 Bytes, Inc & Epazz, Inc dba K9 Bytes, Inc	(#)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	10/26/2021	17.1	17.1	17.5	0.01%
28 Cornelia Street Properties, LLC and Zouk, Ltd.dba Palma	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/25/2021	6.0	6.0	6.1	—%
39581 Garfield, LLC and Tri County Neurological Associates, P.C.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2036	68.9	68.9	79.1	0.03%
Robert E. Caves, Sr. and American Plank dba Caves Enterprises	(#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/30/2021	78.2	78.2	79.8	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
39581 Garfield, LLC and Tricounty Neurological Associates, P.C.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2036	23.4	23.4	26.9	0.01%
Big Apple Entertainment Partners, LLC dba Ripley's Believe it or Not	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2021	271.7	271.7	277.3	0.09%
Michael S. Decker & Janet Decker dba The Hen House Cafe	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/30/2036	13.8	13.8	15.9	0.01%
Qycell Corporation	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	8/19/2021	45.0	45.0	45.9
Trademark Equipment Company Inc and David A. Daniel	(#)	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	8/19/2036	110.8	110.8	127.0
Valiev Ballet Academy, Inc	(#)	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	8/12/2036	35.1	35.1	40.3
LaHoBa, LLC d/b/a Papa John's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/3/2036	63.8	63.8	73.2
Lavertue Properties LLP	(#)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/29/2036	37.0	37.0	42.4
Lisle Lincoln II Limited Partnership dba Lisle Lanes LP	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/29/2036	289.5	289.5	331.6
Peanut Butter & Co., Inc. d/b/a Peanut Butter & Co.	(#)	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	6/3/2021	10.2	10.2	10.4
Modern on the Mile, LLC dba Ligne Roset	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	5/25/2021	45.6	45.6	46.4
Profile Performance, Inc. and Eidak Real Estate, L.L.C.	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2036	104.4	104.4	119.5
Northwind Outdoor Recreation, Inc. dba Red Rock Wilderness Store	(#)	Nonstore Retailers	Term Loan	Prime plus 2.75%	4/18/2036	113.8	113.8	130.4
Michael S. Korfe dba North Valley Auto Repair	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/24/2036	12.6	12.6	14.4
Actknowledge,Inc dba Actknowledge	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/21/2021	11.7	11.7	11.9
Stephen Frank, Patricia Frank and Suds Express LLC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/25/2023	22.0	22.0	22.8
SuzyQue’s LLC dba Suzy Que’s	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/11/2036	49.8	49.8	57.0
Little People’s Village, LLC	(#,^)	Social Assistance	Term Loan	Prime plus 2.75%	1/31/2036	25.2	25.2	28.8
Seagate Group Holdings, Inc. dba Seagate Logistics, Inc.	(#)	Support Activities for Transportation	Term Loan	Prime plus 2.75%	1/28/2036	92.0	92.0	105.3
Dixie Transport, Inc. & Johnny D. Brown & Jimmy Brown & Maudain Brown	(#,^)	Support Activities for Transportation	Term Loan	5.25%	12/28/2035	1,316.8	1,316.8	1,243.5	0.41%
Shree OM Lodging, LLC dba Royal Inn	(#,^)	Accommodation	Term Loan	Prime plus 2.75%	12/17/2035	22.4	22.4	25.6	0.01%
Lodin Medical Imaging, LLC dba Watson Imaging Center	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/1/2020	11.2	11.2	11.4	—%
Robert F. Schuler and Lori A. Schuler dba Bob’s Service Center	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/30/2035	27.4	27.4	31.3	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Elan Realty, LLC and Albert Basse Asociates, Inc.	(#)	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	9/30/2035	181.8	181.8	207.3	0.07%
K9 Bytes, Inc & Epazz, Inc	(#)	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	9/30/2020	2.8	2.8	2.8	—%
Success Express, Inc.	(#)	Couriers and Messengers	Term Loan	Prime plus 2.75%	9/29/2020	11.1	11.1	11.3	—%
Modern Manhattan, LLC	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/20/2020	28.8	28.8	29.2	0.01%
Dirk's Trucking, L.L.C. dba Dirk's Trucking	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	9/17/2020	2.3	2.3	2.4	—%
Rudy & Louise Chavez dba Clyde's Auto and Furniture Upholstery	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/2/2035	40.1	40.1	45.7	0.02%
Newsome Trucking Inc and Kevin Newsome	(#)	Truck Transportation	Term Loan	Prime plus 2.75%	9/2/2035	199.1	199.1	227.0	0.08%
Members Only Software, Inc	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/30/2020	4.8	4.8	4.9	—%
ActKnowledge,Inc dba ActKnowledge	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/30/2020	5.5	5.5	5.5	—%
I-90 RV & Auto Supercenter	(#)	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/29/2035	59.4	59.4	67.6	0.02%
Zouk, Ltd. dba Palma	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/25/2020	3.3	3.3	3.4	—%
Tanner Optical Inc. dba Murphy Eye Care	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/22/2035	75.3	75.3	85.7	0.03%
ValleyStar, Inc. dba BrightStar Healthcare	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2020	0.6	0.6	0.6	—%
ValleyStar, Inc. dba BrightStar HealthCare	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2020	—	—	—	—%
Diag, LLC dba Kidville	(#)	Educational Services	Term Loan	Prime plus 2.75%	6/21/2020	3.6	3.6	3.7	—%
New Economic Methods LLC dba Rita's	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2020	0.2	0.2	0.2	—%
Cocoa Beach Parasail Corp.	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/26/2020	0.5	0.5	0.5	—%
Lahoba,LLC dba Papa John's Pizza	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/30/2034	33.3	33.3	37.7	0.01%
Animal Intrusion Prevention Systems Holding Company, LLC	(#)	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/29/2024	20.7	20.7	21.6	0.01%
KMC RE, LLC & B&B Kennels	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/19/2034	45.4	45.4	51.5	0.02%
ROVER REPAIRS	(#)	Repair and Maintenance	Term Loan	Prime plus 2.5%	11/28/2029	46.3	46.3	50.1	0.02%
The Alba Financial Group, Inc.	(#)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	6%	3/10/2021	5.1	5.1	5.0	—%
D & D's Divine Beauty School of Esther, LLC	(#)	Educational Services	Term Loan	6%	8/1/2031	44.6	44.6	42.7	0.01%
Bliss Coffee and Wine Bar, LLC	(#)	Food Services and Drinking Places	Term Loan	6%	12/31/2019	64.6	64.6	64.5	0.02%
Zog Inc.	(#)	Other Information Services	Term Loan	Prime plus 2.75%	4/30/2020	20.1	20.1	20.3	0.01%
Connect Litigation Technology, Inc.	(#)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2%	10/18/2025	20.7	20.7	21.4	0.01%
1911 East Main Street Holdings, Corp	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2032	11.0	11.0	12.3	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Water Works Laundromat, LLC	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.25%	9/7/2027	150.0	150.0	158.3	0.05%
Dave Kris, and MDK Ram Corp.	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/5/2026	24.4	24.4	25.9	0.01%
Gill Express Inc. dba American Eagle Truck Wash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.75%	1/5/2027	149.4	149.4	160.0	0.05%
Head To Toe Personalized Pampering, Inc.	(#)	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/27/2031	7.9	7.9	8.7	—%
Christopher F. Bohon & Pamela D. Bohon	(#)	Social Assistance	Term Loan	Prime plus 2.75%	10/28/2026	2.5	2.5	2.7	—%
Mogas Limited	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	5/31/2030	63.1	63.1	69.4	0.02%
Shree Om Lodging, LLC dba Royal Inn	(#)	Accommodation	Term Loan	Prime plus 2.75%	5/2/2030	55.9	55.9	61.5	0.02%
Patricia Hughes Jones, MD PC	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/13/2020	0.5	0.5	0.5	—%
Moonlight Multi Media Production, Inc.	(#)	Other Information Services	Term Loan	5.3%	2/1/2025	1.7	1.7	1.7	—%
David M. Goens dba Superior Auto Paint & Body, Inc.	(#)	Repair and Maintenance	Term Loan	6%	8/26/2024	12.2	12.2	12.0	—%
McCallister Venture Group, LLC and Maw's Vittles, Inc.	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/30/2029	10.0	10.0	10.9	—%
Chong Hun Im dba Kim's Market	(#)	Food and Beverage Stores	Term Loan	Prime plus 2.5%	2/27/2024	6.3	6.3	6.5	—%
Whirlwind Car Wash, Inc.	(#)	Repair and Maintenance	Term Loan	Prime plus 2%	4/9/2029	13.1	13.1	13.9	—%
Shuttle Car Wash, Inc. dba Shuttle Car Wash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.25%	11/10/2028	14.4	14.4	15.3	0.01%
Min Hui Lin	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2028	14.4	14.4	15.5	0.01%
Delta Partners, LLC dba Delta Carwash	(#)	Repair and Maintenance	Term Loan	Prime plus 2.5%	4/5/2029	35.9	35.9	38.7	0.01%
Auto Sales, Inc.	(#)	Motor Vehicle and Parts Dealers	Term Loan	6%	8/17/2023	4.9	4.9	4.9	—%
RAB Services, Inc. & Professional Floor Installations	(#)	Specialty Trade Contractors	Term Loan	Prime plus 2.5%	1/31/2023	4.2	4.2	4.3	—%
Ralph Werner dba Werner Transmission Inc	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/29/2021	1.2	1.2	1.2	—%
Taste of Inverness, Inc. dba China Garden	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2%	6/29/2025	6.4	6.4	6.7	—%
Robin C. & Charles E. Taylor & Brigantine Aquatic Center LLC	(#)	Amusement, Gambling, and Recreation Industries	Term Loan	6%	9/14/2023	26.0	26.0	25.6	0.01%
OrthoQuest, P.C.	(#)	Ambulatory Health Care Services	Term Loan	Prime plus 2%	3/12/2022	1.9	1.9	1.9	—%
Track Side Collision & Tire, Inc.	(#)	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/16/2025	3.6	3.6	3.8	—%
Deesha Corporation, Inc. dba Best Inn & Suites	(#)	Accommodation	Term Loan	Prime plus 2.25%	2/14/2025	19.8	19.8	20.6	0.01%
Maruti, Inc	(#)	Accommodation	Term Loan	Prime plus 2.25%	11/25/2024	18.1	18.1	18.7	0.01%
Randall D. & Patricia D. Casaburi dba Pat's Pizzazz	(#)	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	3/13/2023	4.4	4.4	4.5	—%
Gain Laxmi, Inc. dba Super 8 Motel	(#)	Accommodation	Term Loan	Prime plus 2.25%	5/31/2023	12.6	12.6	13.0	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1) (1a) (22)									299,752
Naseeb Corporation	(#)	Accommodation	Term Loan	Prime plus 2.25%	3/31/2024	20.2	20.2	20.8	0.01%
Stillwell Ave Prep School	(#)	Social Assistance	Term Loan	Prime plus 2.75%	1/14/2023	3.9	3.9	4.0	—%
Five Corners, Ltd.	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/11/2019	0.4	0.4	0.4	—%
Alyssa Corp dba Knights Inn	(#)	Accommodation	Term Loan	Prime plus 2.25%	9/30/2023	34.1	34.1	35.1	0.01%
Bhailal Patel dba New Falls Motel	(#)	Accommodation	Term Loan	Prime plus 2.75%	3/27/2023	1.8	1.8	1.9	—%
Pegasus Automotive, Inc.	(#)	Gasoline Stations	Term Loan	Prime plus 2.75%	12/23/2022	$5.5	$5.5	$5.6	—%
Delyannis Iron Works	(#)	Fabricated Metal Product Manufacturing	Term Loan	6%	12/8/2022	$1.1	$1.1	$1.1	—%
P. Agrino, Inc. dba Andover Diner	(#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/18/2021	$3.4	$3.4	$3.5	—%
Total Performing SBA Unguaranteed Investments						$349,928.5	$349,928.5	$362,063.4	120.79%

Performing Modified Non-Accrual SBA Unguaranteed Investments (1) (1b) (22)									299,752
200 North 8th Street Associates LLC and Enchanted Acres Farm	(#)	Food Manufacturing	Term Loan	6.25%	5/4/2028	$457.4	$457.4	$355.0	0.12%
Custom Software, Inc. a Colorado Corporation dba M-33 Access	(#)	Professional, Scientific, and Technical Services	Term Loan	6.25%	6/17/2021	236.8	236.8	113.1	0.04%
Event Mecca LLC	(#)	Other Information Services	Term Loan	6%	4/10/2023	11.1	11.1	1.1	—%
Hartford Cardiology Group LLC and Ideal Nutrition of Connecticut LLC	(#,^)	Ambulatory Health Care Services	Term Loan	0%	5/15/2024	455.4	455.4	70.8	0.02%
Kids at Heart,LLC dba Monster Mini Golf	(#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	6.75%	9/22/2026	19.8	19.8	7.2	—%
Matchless Transportation LLC dba First Class Limo	(#)	Transit and Ground Passenger Transportation	Term Loan	6.25%	5/31/2020	119.8	119.8	12.1	—%
Morris Glass and Construction Inc	(#)	Specialty Trade Contractors	Term Loan	15%	10/1/2023	415.9	415.9	220.5	0.07%
TX Superior Communications, LLC	(#,^)	Specialty Trade Contractors	Term Loan	8%	3/19/2028	85.5	85.5	46.8	0.02%
Total Performing Non-Accrual SBA Unguaranteed Investments						1,801.7	1,801.7	826.6	0.28%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
A & A Auto Care LLC	(*,#,^)	Repair and Maintenance	Term Loan	7.5%	3/9/2026	10.4	10.4	—	—%
A & A Auto Care, LLC d/b/a A & A Auto Care, LLC	(*,#)	Repair and Maintenance	Term Loan	7.25%	8/12/2036	19.6	19.6	17.8	0.01%
Acton Hardware LLC and Mark Allgood & Jamie Allgood	(*,#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	8%	3/24/2041	478.2	478.2	359.5	0.12%
Alive Design, LLC	(*,#,~)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/13/2027	15.2	15.2	12.0	—%
All About Kids and Families Medical Center, Inc.	(*,#,^)	Ambulatory Health Care Services	Term Loan	8.25%	1/13/2029	364.9	364.9	236.7	0.08%
All Printing Solutions, Inc. dba Pryntcomm	(*,#,^)	Printing and Related Support Activities	Term Loan	7.75%	6/27/2041	528.8	528.8	328.5	0.11%
Allied Welding Inc.	(*,#,^)	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	729.8	729.8	690.0	0.23%
Amboy Group, LLC dba Tommy's Moloney's	(*,#,~)	Food Manufacturing	Term Loan	7%	6/24/2025	364.5	364.5	354.2	0.12%
American Pharmaceutical Innovation Company, LLC	(*,#,^)	Chemical Manufacturing	Term Loan	Prime plus 2.75%	3/28/2027	25.7	25.7	24.9	0.01%
American Reclamation LLC	(*,#,^)	Furniture and Related Product Manufacturing	Term Loan	8%	11/1/2027	0.8	0.8	0.8	—%
Arclay ,LLC	(*,#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	8%	5/5/2030	137.1	137.1	38.9	0.01%
Arrow Freight Inc	(*,#,^)	Truck Transportation	Term Loan	8.25%	3/30/2028	661.7	661.7	373.8	0.12%
Auto Shine Carwash Inc and AKM R. Hossain and Jessica F. Masud	(*,#)	Gasoline Stations	Term Loan	7.75%	9/26/2024	15.7	15.7	15.4	0.01%
AWA Fabrication & Construction, L.L.C.	(*,#)	Fabricated Metal Product Manufacturing	Term Loan	6%	4/30/2025	34.4	34.4	1.4	—%
B & J Manufacturing Corporation and Benson Realty Trust	(*,#)	Fabricated Metal Product Manufacturing	Term Loan	7.25%	3/30/2021	11.0	11.0	10.8	—%
B and J Catering Inc dba Culinary Solutions	(*,#,^)	Food Services and Drinking Places	Term Loan	7%	8/27/2040	208.9	208.9	194.8	0.06%
B&B Fitness and Barbell, Inc. dba Elevations Health Club	(*,#)	Amusement, Gambling, and Recreation Industries	Term Loan	6%	6/22/2035	200.0	200.0	182.0	0.06%
Baker Sales, Inc. d/b/a Baker Sales, Inc.	(*,#)	Nonstore Retailers	Term Loan	6%	3/29/2036	177.4	177.4	58.5	0.02%
Fieldstone Quick Stop LLC Barber Investments LLC Thadius M	(*,#)	Gasoline Stations	Term Loan	6%	9/30/2038	400.4	400.4	35.9	0.01%
Barber Investments LLC and Fieldstone Quickstop LLC and Maine Dollar	(*,#)	Gasoline Stations	Term Loan	6.25%	8/15/2039	146.3	146.3	—	—%
Bear Creek Entertainment LLC dba The Woods at Bear Creek	(*,#,^)	Accommodation	Term Loan	Prime plus 2.75%	8/12/2041	1,608.1	1,670.5	588.1	0.20%
Bear Creek Entertainment, LLC dba The Woods at Bear Creek	(*,#)	Accommodation	Term Loan	7.25%	12/30/2024	85.4	85.4	84.2	0.03%
Bebos Inc dba Pizza Hut & Sunoco	(*,#)	Gasoline Stations	Term Loan	7.75%	3/28/2028	214.1	214.1	54.7	0.02%
Bone Bar & Grill LLC	(*,#)	Food Services and Drinking Places	Term Loan	7%	6/30/2042	73.4	73.4	58.8	0.02%
BQRS, Inc. DBA Gresham Meineke Car Care Center	(*,#,^)	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/30/2027	54.2	54.2	50.6	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
Brandywine Picnic Park, Inc. and B.Ross Capps & Linda Capps	(*,#)	Amusement, Gambling, and Recreation Industries	Term Loan	8.25%	3/30/2031	179.3	179.3	174.3	0.06%
Cagwin Trucking LLC	(*,#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/29/2042	319.0	319.0	301.6	0.10%
Calhoun Satellite Communications Inc and Transmission Solutions Group	(*,#)	Broadcasting (except Internet)	Term Loan	6.75%	2/27/2025	724.2	724.2	—	—%
Calhoun Satellite Communications, Inc.	(*,#)	Telecommunications	Term Loan	7%	12/2/2026	189.1	189.1	11.5	—%
Capstone Pediatrics PLLC and Capstone Healthcare Consulting LLC	(*,#)	Ambulatory Health Care Services	Term Loan	7.75%	5/15/2025	556.4	556.4	317.9	0.11%
Carl R. Bieber, Inc. dba Bieber Tourways/Bieber Transportation	(*,#)	Transit and Ground Passenger Transportation	Term Loan	7.5%	9/30/2027	572.9	572.9	557.1	0.19%
Central Ohio Cleaners Inc	(*,#)	Personal and Laundry Services	Term Loan	7%	6/13/2024	85.3	85.3	1.4	—%
Chickamauga Properties, Inc., MSW Enterprises, LLP	(*,#)	Amusement, Gambling, and Recreation Industries	Term Loan	6.25%	12/22/2035	59.0	59.0	56.6	0.02%
Chickamauga Properties, Inc. and MSW Enterprises, LLP	(*,#)	Amusement, Gambling, and Recreation Industries	Term Loan	6.25%	10/19/2022	43.5	43.5	—	—%
Clark Realty LLC	(*,#,^)	Real Estate	Term Loan	8%	8/29/2041	73.3	73.3	19.2	0.01%
Clark Realty LLC	(*,#,^)	Real Estate	Term Loan	8%	9/15/2027	58.6	58.6	—	—%
CLU Amboy, LLC and Amboy Group, LLC dba Tommy Moloney's	(*,#,~)	Food Manufacturing	Term Loan	7%	12/27/2023	455.7	455.7	415.8	0.14%
CM Lab Inc	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	6.75%	5/20/2026	125.5	125.5	86.8	0.03%
Colts V LLC and Nowatzke Service Center, Inc dba Nowatzke Truck	(*,#)	Repair and Maintenance	Term Loan	6.75%	9/26/2039	553.3	553.3	478.4	0.16%
Conference Services International ETC LLC	(*,#,^)	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/14/2028	600.8	600.8	584.1	0.19%
Custom Software, Inc. a Colorado Corporation dba M-33 Access	(*,#)	Broadcasting (except Internet)	Term Loan	6.25%	4/30/2022	94.3	94.3	—	—%
CZAR Industries, Inc.	(*,#,^)	Machinery Manufacturing	Term Loan	8.25%	12/19/2027	246.4	246.4	142.9	0.05%
D&G Capital LLC dba Miami Grill 277	(*,#,^)	Food Services and Drinking Places	Term Loan	6.5%	12/16/2025	45.6	45.6	9.2	—%
Desert Ribs, LLC and Famous Charlie, LLC and Famous Freddie, LLC	(*,#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/8/2042	977.4	977.4	—	—%
Douglas Printy Motorsports, Inc. dba Blackburn Trike	(*,#)	Motor Vehicle and Parts Dealers	Term Loan	8.25%	3/9/2040	155.9	155.9	93.6	0.03%
Doxa Deo Inc dba Luv 2 Play	(*,#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2026	81.3	81.3	79.0	0.03%
Dr. Richard Rolle JR, PLLC dba Rolle Oral & Facial Surgery PLLC	(*,#,^)	Ambulatory Health Care Services	Term Loan	7.5%	9/29/2042	869.9	869.9	585.5	0.20%
Dr. Richard R. Rolle, Jr., PLLC dba Rolle Oral & Facial Surgery	(*,#,^)	Ambulatory Health Care Services	Term Loan	7.5%	12/18/2027	122.3	122.3	—	—%
Driven Warehouse/Distribution LLC	(*,#)	Truck Transportation	Term Loan	8%	12/22/2027	726.2	726.2	446.4	0.15%
Driven Warehouse/Distribution LLC	(*,#)	Truck Transportation	Term Loan	8%	1/18/2028	129.0	129.0	—	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
DTM Parts Supply Inc.	(*,#)	Merchant Wholesalers, Durable Goods	Term Loan	7%	6/2/2025	54.8	54.8	53.3	0.02%
DuCharme Realty LLC and DuCharme Enterprises LLC dba Specialty	(*,#)	Wood Product Manufacturing	Term Loan	8%	2/2/2040	210.1	210.1	139.4	0.05%
E & I Holdings, LP & PA Farm Products, LLC	(*,#)	Food Manufacturing	Term Loan	6%	4/30/2030	4,705.2	4,817.2	2,881.7	0.96%
Earth First Recycling LLC	(*,#,^)	Merchant Wholesalers, Durable Goods	Term Loan	8%	12/6/2027	72.8	72.8	70.8	0.02%
Earth First Recycling, LLC and 191 Clark Road, LLC	(*,#,^)	Merchant Wholesalers, Durable Goods	Term Loan	8%	6/5/2027	338.0	338.0	328.7	0.11%
EGM Food Services Inc dba Gold Star Chili	(*,#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2024	11.6	11.6	8.3	—%
Ericon Inc. dba Quik Pik	(*,#,^)	Gasoline Stations	Term Loan	Prime plus 2.75%	3/24/2027	54.2	54.2	—	—%
Ericon, Inc.	(*,#,^)	Gasoline Stations	Term Loan	8.25%	12/1/2041	705.6	705.6	648.4	0.22%
Ericon, Inc. dba Quik Pik	(*,#,^)	Gasoline Stations	Term Loan	8.25%	12/15/2041	322.8	322.8	309.5	0.10%
Europlast Ltd	(*,#)	Plastics and Rubber Products Manufacturing	Term Loan	6%	9/26/2022	312.9	312.9	55.7	0.02%
Europlast Ltd	(*,#)	Plastics and Rubber Products Manufacturing	Term Loan	6%	5/31/2023	73.4	73.4	—	—%
Evernook Valley Milk LLC	(*,#,^)	Animal Production and Aquaculture	Term Loan	7.5%	8/31/2042	637.5	637.5	461.3	0.15%
Excel RP Inc	(*,#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	8/30/2023	66.8	66.8	51.9	0.02%
Excel RP Inc	(*,#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	3/25/2026	95.2	95.2	—	—%
Excel RP, Inc./Kevin and Joann Foley	(*,#)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	7/8/2028	32.4	32.4	30.5	0.01%
Excel, RP Inc.	(*,#,^)	Machinery Manufacturing	Term Loan	Prime plus 2.75%	9/20/2027	88.8	88.8	—	—%
Ezzo Properties, LLC and Great Lakes Cleaning, Inc.	(*,#)	Administrative and Support Services	Term Loan	7.75%	12/20/2027	286.5	286.5	60.1	0.02%
New Image Building Services, Inc.	(*,#)	Repair and Maintenance	Term Loan	7.75%	8/23/2037	251.5	251.5	170.3	0.06%
New Image Building Services Inc.	(*,#)	Repair and Maintenance	Term Loan	7.75%	10/29/2023	197.1	197.1	—	—%
New Image Building Services, Inc.	(*,#,^)	Administrative and Support Services	Term Loan	7.75%	1/19/2026	67.8	67.8	—	—%
New Image Building Services, Inc.	(*,#,^)	Administrative and Support Services	Term Loan	7.75%	12/21/2026	39.0	39.0	—	—%
New Image Building Services, Inc.	(*,#,^)	Administrative and Support Services	Term Loan	7.75%	5/18/2027	138.9	138.9	—	—%
Galaforo Construction and Companies LLC	(*,#,^)	Construction of Buildings	Term Loan	7.5%	12/15/2042	207.8	207.8	204.9	0.07%
Galaforo Construction LLC and Paul M Galaforo, Jr.	(*,#)	Construction of Buildings	Term Loan	7.5%	12/15/2027	329.0	329.0	73.3	0.02%
GEM2K, LLC	(*,#,^)	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2043	381.3	381.3	360.4	0.12%
GEM2K, LLC dba Precision Precast	(*,#,^)	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	5/19/2027	145.9	145.9	137.9	0.05%
Glencadia Corporation	(*,#,^)	Personal and Laundry Services	Term Loan	8.25%	11/21/2027	3.5	3.5	—	—%
Golf Swing Prescription LLC	(*,#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/11/2028	12.5	12.5	—	—%
Grand Manor Realty Inc & Kevin LaRoe	(*,#)	Real Estate	Term Loan	6%	2/20/2023	19.0	19.0	18.2	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
Green Country Filter Manufacturing LLC	(*,#,^)	Miscellaneous Manufacturing	Term Loan	8%	4/27/2026	68.3	68.3	15.5	0.01%
Groundworks Unlimited LLC	(*,#,^,~)	Specialty Trade Contractors	Term Loan	6%	12/17/2023	8.1	8.1	7.3	—%
H.M.C, Incorporated	(*,#,^)	Furniture and Related Product Manufacturing	Term Loan	8.25%	7/3/2028	183.8	183.8	178.7	0.06%
Hagerstown Muffler, Inc. and JMS Muffler, Inc	(*,#)	Repair and Maintenance	Term Loan	8%	9/24/2040	311.5	311.5	266.4	0.09%
Harrelson Materials Management,Inc	(*,#)	Waste Management and Remediation Services	Term Loan	6%	6/24/2021	465.2	465.2	4.6	—%
Hascher Gabelstapler Inc	(*,#)	Repair and Maintenance	Term Loan	7%	3/26/2024	49.0	49.0	—	—%
HG Ventures, Inc.	(*,#,^)	Truck Transportation	Term Loan	7.5%	3/9/2028	120.9	120.9	34.5	0.01%
HG Ventures, Inc. dba Diamond Head Trucking	(*,#,^)	Truck Transportation	Term Loan	7.5%	6/29/2030	897.0	897.0	307.9	0.10%
Home Again Restaurant LLC	(*,#)	Food Services and Drinking Places	Term Loan	6.25%	6/30/2040	0.4	0.4	0.3	—%
Hurshell Leon Dutton dba High Jump Party Rentals	(*,#,^)	Rental and Leasing Services	Term Loan	8%	11/30/2025	13.6	13.6	13.3	—%
J And G Group Services LLC and United Vending of Florida Inc and John	(*,#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	7.25%	7/28/2026	29.6	29.6	29.2	0.01%
J and K Fitness L.L.C. dba Physiques Womens Fitness Center	(*,#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	8.25%	2/28/2041	90.1	90.1	1.8	—%
J&K Fitness, LLC dba Physiques Womens Fitness Center	(*,#)	Amusement, Gambling, and Recreation Industries	Term Loan	8%	6/8/2036	14.6	14.6	14.2	—%
J Harris Trucking LLC	(*,#)	Truck Transportation	Term Loan	7.25%	5/19/2027	18.7	18.7	—	—%
J Harris Trucking, LLC	(*,#,^)	Truck Transportation	Term Loan	7.25%	5/13/2026	38.1	38.1	18.7	0.01%
J Olson Enterprises LLC and Olson Trucking Direct, Inc.	(*,#)	Truck Transportation	Term Loan	6%	6/28/2025	628.4	628.4	47.1	0.02%
Jenny's Wunderland, Inc.	(*,#)	Social Assistance	Term Loan	6%	6/29/2036	98.8	98.8	13.8	—%
Kantz LLC and Kantz Auto LLC dba Kantz's Hometown Auto	(*,#)	Motor Vehicle and Parts Dealers	Term Loan	6.25%	10/29/2039	11.1	11.1	8.0	—%
Kenneth Whelchel dba Whelchel Fencing and Construction	(*,#,^)	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/28/2028	61.6	61.6	32.5	0.01%
Kidtastic LLC dba The Little Gym of Audubon	(*,#,^)	Amusement, Gambling, and Recreation Industries	Term Loan	8.25%	7/27/2026	44.9	44.9	27.7	0.01%
Kneading Dough LLC dba NY Bagel Cafe & Deli,NY Bagle	(*,#)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/23/2029	18.1	18.1	14.5	—%
Knowledge First Inc dba Magic Years of Learning and Kimberly Knox	(*,#)	Social Assistance	Term Loan	8%	3/21/2039	133.3	133.3	129.6	0.04%
Kostekos Inc dba New York Style Pizza	(*,#)	Food Services and Drinking Places	Term Loan	8%	2/6/2040	61.9	61.9	14.6	—%
Krishna of Orangeburg, Inc.	(*,#)	Accommodation	Term Loan	6%	2/20/2032	10.3	10.3	9.0	—%
Kup's Auto Spa Inc	(*,#)	Repair and Maintenance	Term Loan	6.25%	11/15/2038	70.5	70.5	32.7	0.01%
Kup’s Auto Spa, Inc.	(*,#)	Repair and Maintenance	Term Loan	6.25%	10/23/2025	54.7	54.7	—	—%
LA Diner Inc dba Loukas L A Diner	(*,#)	Food Services and Drinking Places	Term Loan	7.25%	9/28/2037	92.8	92.8	89.0	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
LAN Doctors Inc	(*,#)	Professional, Scientific, and Technical Services	Term Loan	8.25%	8/28/2025	59.8	59.8	58.2	0.02%
LAN Doctors Inc	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	8.25%	3/16/2026	43.4	43.4	42.2	0.01%
Lan Doctors, Inc.	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	Prime plus 0%	12/7/2026	203.3	203.3	197.6	0.07%
Lowgap Grocery & Grill LLC	(*,#,^)	General Merchandise Stores	Term Loan	7.25%	3/24/2041	48.0	48.0	27.5	0.01%
M&H Pine Straw Inc and Harris Maloy	(*,#)	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	3/21/2023	197.4	197.4	59.0	0.02%
M&H Pine Straw Inc and Harris Maloy	(*,#)	Support Activities for Agriculture and Forestry	Term Loan	6%	4/30/2020	54.2	54.2	52.7	0.02%
M&H Pine Straw Inc and Harris Maloy	(*,#)	Support Activities for Agriculture and Forestry	Term Loan	7.5%	7/10/2020	27.4	27.4	20.0	0.01%
M&H Pine Straw Inc and Harris Maloy	(*,#)	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	12/15/2021	133.8	133.8	49.2	0.02%
M and C Renovations Inc	(*,#,~)	Construction of Buildings	Term Loan	6.25%	10/31/2024	12.0	12.0	9.2	—%
M.E. Interiors LLC	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	8.25%	4/20/2027	116.4	116.4	113.2	0.04%
M.E. Interiors LLC	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	8.25%	8/21/2027	14.6	14.6	14.2	—%
M.E. Interiors LLC	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	8.25%	3/22/2028	17.5	17.5	17.0	0.01%
Mariam Diner Inc dba Country Kitchen Restaurant	(*,#,^)	Food Services and Drinking Places	Term Loan	8%	3/18/2026	42.8	42.8	25.2	0.01%
MB Xpress Inc	(*,#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	9/19/2028	1,168.6	1,168.6	1,002.8	0.33%
Medeiros Holdings Inc dba Outdoor Lighting Perspectives	(*,#,^)	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	7%	11/25/2025	10.5	10.5	3.5	—%
Mojo Brands Media, LLC	(*,#)	Broadcasting (except Internet)	Term Loan	6%	8/28/2023	725.0	725.0	327.9	0.11%
MTV Bowl, Inc. dba Legend Lanes	(*,#,~)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/30/2036	205.1	205.1	205.3	0.07%
N Transport LLC	(*,#,^)	Truck Transportation	Term Loan	8%	11/20/2027	385.5	385.5	85.5	0.03%
N Transport LLC	(*,#,^)	Truck Transportation	Term Loan	Prime plus 2.75%	11/20/2042	175.3	175.3	144.9	0.05%
Nelson Sargsyan dba HDA Trucking	(*,#)	Support Activities for Transportation	Term Loan	7.75%	6/16/2025	100.8	100.8	63.6	0.02%
Nowatzke Service Center Inc dba Nowatzke Truck and Trailer	(*,#,^)	Repair and Maintenance	Term Loan	7%	1/29/2026	96.9	96.9	—	—%
Olsen Bros. Transportation, Inc. & Golden Spike Leasing, LLC	(*,#,^)	Truck Transportation	Term Loan	8.25%	6/20/2028	603.5	603.5	264.5	0.09%
Paragon Fabricators Inc, Paragon Field Services, Inc and Paragon Globa	(*,#)	Heavy and Civil Engineering Construction	Term Loan	7%	9/28/2026	570.7	570.7	26.9	0.01%
Paragon Global, LLC and Paragon Fabricators Inc and Paragon Field	(*,#,^)	Heavy and Civil Engineering Construction	Term Loan	7%	9/28/2041	110.1	110.1	105.2	0.04%
Peckett's Inc	(*,#,^)	Crop Production	Term Loan	7%	7/27/2041	26.1	26.1	—	—%
Peter K Lee MD, PC dba Atlanta Primary Care	(*,#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/13/2043	859.6	859.6	812.7	0.27%
Peter K Lee MD, PC dba Atlanta Primary Care LLC	(*,#,^)	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/13/2028	381.0	381.0	360.2	0.12%
Pooh's Corner Realty LLC and Pooh's Corner Inc	(*,#)	Social Assistance	Term Loan	7%	7/23/2040	11.2	11.2	10.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
PS Camping Inc.	(*,#,^)	Accommodation	Term Loan	Prime plus 2.75%	12/1/2027	18.5	18.5	17.5	0.01%
PS Camping, Inc. dba Prospectors RV Resort	(*,#,^)	Accommodation	Term Loan	Prime plus 2.75%	5/19/2042	253.7	253.7	239.8	0.08%
Ramjay Inc.	(*,#,^)	Transit and Ground Passenger Transportation	Term Loan	8.25%	1/13/2027	381.9	381.9	83.5	0.03%
RDT Enterprises LLC	(*,#)	Specialty Trade Contractors	Term Loan	7%	9/15/2027	136.9	136.9	63.6	0.02%
RDT Enterprises, L.L.C.	(*,#)	Specialty Trade Contractors	Term Loan	7%	11/12/2025	19.6	19.6	—	—%
RDT Enterprises, LLC	(*,#)	Specialty Trade Contractors	Term Loan	7%	12/31/2028	111.5	111.5	55.2	0.02%
Red Tail Management, Inc dba Jon Smith Subs	(*,#,^)	Food Services and Drinking Places	Term Loan	8.25%	8/8/2028	25.5	25.5	24.8	0.01%
Rhone Wolf Vineyard LLC, Goldline Brands Inc. and Myka Cellars, Inc.	(*,#,^)	Beverage and Tobacco Product Manufacturing	Term Loan	8.25%	1/19/2030	230.9	230.9	221.4	0.07%
Roundhay Partners LLC and Roundhay Farming LLC	(*,#,^)	Crop Production	Term Loan	Prime plus 2.75%	8/8/2042	902.1	902.1	582.3	0.19%
Robbie E. Bakery and Cafe LLC	(*,#,^)	Food and Beverage Stores	Term Loan	8.25%	3/3/2027	55.1	55.1	0.9	—%
Route 130 SCPI Holdings LLC Route 130 SCPI Operations LLC	(*,#)	Food Services and Drinking Places	Term Loan	6.25%	9/30/2039	279.5	279.5	34.5	0.01%
Sanabi Investment, LLC dba Oscar's Moving and Storage	(*,#,^)	Truck Transportation	Term Loan	7.5%	6/20/2027	106.2	106.2	40.7	0.01%
Sand Hill Associates, Ltd. dba Charlie O's Tavern on the Point	(*,#,^)	Food Services and Drinking Places	Term Loan	8.25%	12/27/2041	413.0	413.0	238.4	0.08%
Scoville Plumbing & Heating Inc and Thomas P. Scoville	(*,#)	Specialty Trade Contractors	Term Loan	6.75%	7/25/2022	32.1	32.1	12.3	—%
SDA Holdings LLC and Les Cheveux Salon Inc	(*,#,^)	Personal and Laundry Services	Term Loan	7.5%	12/15/2040	108.5	108.5	107.0	0.04%
Sektor Solutions Inc.	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	8.25%	11/16/2028	157.8	157.8	155.6	0.05%
Select Propane & Fuel Inc. and Select Fuel & Convenience LLC	(*,#)	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	2/10/2030	591.4	591.4	101.0	0.03%
Shaffer Automotive Repair, LLC	(*,#)	Repair and Maintenance	Term Loan	7%	5/24/2030	132.8	132.8	44.4	0.01%
Shane M. Howell and Buck Hardware and Garden Center, LLC	(*,#)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	7.5%	12/27/2038	113.4	113.4	79.4	0.03%
Siman Trio Trading	(*,#)	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/21/2028	146.4	146.4	21.7	0.01%
Simkar LLC, Neo Lights Holding Inc, Kalco Lighting, LLC	(*,#)	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	Prime plus 2.75%	12/26/2043	499.6	499.6	485.8	0.16%
Soregard Inc	(*,#,^)	Furniture and Related Product Manufacturing	Term Loan	7.5%	6/30/2041	153.4	153.4	67.1	0.02%
Sourceco Limited Liability Company	(*,#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	6.5%	12/17/2025	40.8	40.8	40.3	0.01%
Sovereign Communications LLC	(*,#)	Broadcasting (except Internet)	Term Loan	6.75%	2/7/2024	638.7	638.7	330.8	0.11%
STK Ventures Inc dba JP Dock Service & Supply	(*,#)	Specialty Trade Contractors	Term Loan	6%	5/9/2037	31.6	31.6	10.8	—%
Stormrider Inc dba Shirley's Stormrider	(*,#)	Truck Transportation	Term Loan	7.25%	9/23/2025	53.1	53.1	—	—%
Stormrider Inc dba Shirley's Stormrider	(*,#)	Truck Transportation	Term Loan	7.75%	11/25/2024	102.9	102.9	12.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Non-Performing SBA Unguaranteed Investments (3) (22)									299752
Street Magic Enterprise LLC	(*,#,^)	Gasoline Stations	Term Loan	7.75%	12/21/2027	86.3	86.3	—	—%
Street Magic Enterprise LLC dba New Lisbon Travel Mart	(*,#,^)	Gasoline Stations	Term Loan	7.5%	11/7/2042	419.0	419.0	237.7	0.08%
Suncrest Stone Products LLC	(*,#,^,~)	Nonmetallic Mineral Product Manufacturing	Term Loan	7.25%	8/29/2041	625.7	625.7	552.7	0.18%
Suncrest Stone Products LLC	(*,#,^,~)	Nonmetallic Mineral Product Manufacturing	Term Loan	7.5%	8/29/2026	536.6	536.6	454.7	0.15%
T and B Boots Inc dba Takken's Shoes	(*,#)	Clothing and Clothing Accessories Stores	Term Loan	7%	3/31/2025	23.0	23.0	—	—%
T and B Boots Inc dba Takken's Shoes	(*,#,^)	Clothing and Clothing Accessories Stores	Term Loan	7.25%	6/17/2026	204.5	204.5	—	—%
T and B Boots Inc dba Takken's Shoes	(*,#)	Clothing and Clothing Accessories Stores	Term Loan	7.25%	12/7/2026	95.2	95.2	92.5	0.03%
Tarver-Henley Inc. and Tar-Hen LLC	(*,#,^)	Building Material and Garden Equipment and Supplies Dealers	Term Loan	7.75%	6/21/2042	314.6	314.6	221.1	0.07%
The Lake Shore Hospitality Inc dba Dowagiac Baymont Inn & Suites	(*,#,^)	Accommodation	Term Loan	Prime plus 2.75%	12/5/2041	337.9	337.9	319.5	0.11%
The Woods at Bear Creek LLC and Bear Creek Entertainment LLC	(*,#)	Accommodation	Term Loan	7%	9/29/2039	489.6	489.6	482.8	0.16%
Thomas P. Scoville dba Scoville Plumbing & Heating, Inc.	(*,#)	Specialty Trade Contractors	Term Loan	6.75%	11/16/2021	32.9	32.9	32.0	0.01%
Transmission Solutions Group, Inc. and Calhoun Satellite Communication	(*,#)	Telecommunications	Term Loan	7%	12/2/2041	64.7	64.7	—	—%
Tri-State Remodeling & Investments, LLC	(*,#,^)	Specialty Trade Contractors	Term Loan	7.5%	12/11/2025	10.3	10.3	1.5	—%
Victorian Restaurant and Tavern, LLC	(*,#,^)	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/22/2042	104.4	104.4	87.4	0.03%
Vision Automotive LLC dba Vision Chrysler Jeep Dodge Ram of Defiance	(*,#,^)	Motor Vehicle and Parts Dealers	Term Loan	7.5%	9/29/2029	289.3	289.3	98.9	0.03%
Vision Collision Center LLC dba Integrity Auto Body & Vision	(*,#)	Repair and Maintenance	Term Loan	7.5%	11/21/2027	349.2	349.2	—	—%
Warner Family Restaurant LLC dba Burgerim	(*,#)	Food Services and Drinking Places	Term Loan	8%	5/3/2028	20.1	20.1	2.8	—%
Webb Eye Associates, PA	(*,#,^)	Ambulatory Health Care Services	Term Loan	7.25%	7/19/2027	71.2	71.2	36.1	0.01%
White Hawk Inc.	(*,#,^)	Truck Transportation	Term Loan	8.25%	12/15/2026	937.3	937.3	911.4	0.30%
Wilban LLC	(*,#,^)	Food Services and Drinking Places	Term Loan	7.5%	3/11/2026	93.2	93.2	89.4	0.03%
Wilban LLC	(*,#)	Food Services and Drinking Places	Term Loan	7.25%	3/28/2039	402.7	402.7	298.9	0.10%
Work of Heart Inc dba Little Nest Portraits	(*,#)	Professional, Scientific, and Technical Services	Term Loan	7.5%	1/10/2028	5.2	5.2	5.1	—%
Work of Heart Inc dba Little Nest Portraits	(*,#,^)	Professional, Scientific, and Technical Services	Term Loan	7.5%	7/28/2027	47.1	47.1	45.7	0.02%
Zahmel Restaurant Suppliers Corp dba Cash & Carry;Zahners Hardware	(*,#,^)	Merchant Wholesalers, Nondurable Goods	Term Loan	8.25%	4/28/2027	75.8	75.8	64.9	0.02%
Total Non-Performing Unguaranteed SBA Investments						$45,840.6	$46,015.0	$26,715.0	8.91%

Total Unguaranteed SBA Investments						$397,570.8	$397,745.2	$389,605.0	129.98%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Guaranteed Investments (4a)								299,752
Matrix Z LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 6.5%	2/27/2029	12.2	12.2	12.2	—%
Rello Inc.	Personal and Laundry Services	Term Loan	Prime plus 6.5%	4/17/2029	5.9	5.9	5.9	—%
2Choice2Friends LLC	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	4/17/2029	12.3	12.3	12.3	—%
Al Russell Moldof's CPA	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	4/25/2029	4.9	4.9	4.9	—%
Disability Resolution	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	4/30/2029	5.8	5.8	5.8	—%
NYM Solutions Inc.	Insurance Carriers and Related Activities	Term Loan	Prime plus 6.5%	5/6/2029	12.3	12.3	12.3	—%
Crystal Cleaning Service	Administrative and Support Services	Term Loan	Prime plus 6.5%	5/9/2029	9.9	9.9	9.9	—%
Clowers Trucking by Faith LLC	Truck Transportation	Term Loan	Prime plus 6.5%	5/23/2029	12.3	12.3	12.3	—%
MCM Design LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	5/23/2029	9.9	9.9	9.9	—%
Still Photography	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	6/6/2029	12.4	12.4	12.4	—%
Archer Cleaners Inc.	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/10/2029	12.4	12.4	12.4	—%
Law Office of Paula Padilla PLLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	6/13/2029	5.0	5.0	5.0	—%
Bonadi Inc.	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/17/2029	12.4	12.4	12.4	—%
AA Horseplay, LLC	Animal Production and Aquaculture	Term Loan	Prime plus 6.5%	6/20/2029	12.4	12.4	12.4	—%
Campuscuts LLC	Personal and Laundry Services	Term Loan	Prime plus 6.5%	6/21/2029	7.4	7.4	7.4	—%
Port Diesel LLC	Repair and Maintenance	Term Loan	Prime plus 6.5%	6/21/2029	12.5	12.5	12.5	—%
Menshka Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 6.5%	7/10/2029	12.4	12.4	12.4	—%
The Bean Coffee Company, LLC	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	7/17/2029	12.4	12.4	12.4	—%
Lawrence Adeyemo & Co LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	7/19/2029	10.0	10.0	10.0	—%
Gradstreet LLC	Nonstore Retailers	Term Loan	Prime plus 6.5%	7/30/2029	12.4	12.4	12.4	—%
A&S Services LLC	Food Services and Drinking Places	Term Loan	Prime plus 6.5%	8/7/2029	12.5	12.5	12.5	—%
Crystal Clear Accounting	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	8/26/2029	3.2	3.2	3.2	—%
Doghouse Sport Fishing Charters Inc.	Scenic and Sightseeing Transportation	Term Loan	Prime plus 6.5%	8/30/2029	12.5	12.5	12.5	—%
No Push Back LLC	Personal and Laundry Services	Term Loan	Prime plus 6.5%	8/30/2029	12.5	12.5	12.5	—%
Bent Frenchman Selections LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 6.5%	9/11/2029	12.5	12.5	12.5	—%
Softcare247 LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	9/11/2029	12.5	12.5	12.5	—%
Host Marketing LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 6.5%	9/18/2029	12.5	12.5	12.5	—%
Standard Real Estate Services LLC	Real Estate	Term Loan	Prime plus 6.5%	9/19/2029	12.5	12.5	12.5	—%
ValleyStar, Inc. dba BrightStar Healthcare	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2020	0.3	0.3	0.3	—%
Neville Galvanizing, Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2042	1,875.0	1,875.0	1,875.0	0.63%
Moon Group, Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	6/27/2029	3,709.4	3,709.4	4,035.9	1.35%
Beau & HB Inc. dba Beau’s Billard, Bowling & Arcade	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/16/2029	125.5	125.5	137.7	0.05%
In Power Motors, LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/30/2044	1,875.0	1,875.0	2,109.4	0.70%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Guaranteed Investments (4a)								299,752
MVE, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/30/2029	3,720.0	3,720.0	4,058.5	1.35%
National Stone Management	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	8/31/2044	607.3	607.3	668.0	0.22%
Hackstaff Restaurants	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2029	439.6	439.6	483.6	0.16%
JeJoJesi Corp.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2029	177.3	177.3	194.5	0.06%
Sheldon T Banks LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/19/2044	721.9	721.9	795.2	0.27%
2820 US Hwy 98N LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/23/2029	99.1	99.1	109.3	0.04%
LuluBelle's Mountain Banana Bread LLC	Food Manufacturing	Term Loan	Prime plus 2.75%	12/21/2044	217.1	217.1	244.3	0.08%
Soft Touch Tissue & Paper	Paper Manufacturing	Term Loan	Prime plus 2.75%	12/26/2029	550.6	550.6	608.1	0.20%
Shooter's Gun Club LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/27/2029	314.4	314.4	347.3	0.12%
Hodges Family Entertainment LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/30/2029	69.2	69.2	76.5	0.03%
Humd LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2029	343.9	343.9	380.1	0.13%
Love Playing LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/9/2030	144.1	144.1	159.3	0.05%
AJN Innocations LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/15/2030	73.9	73.9	81.6	0.03%
Bad Ass Coffee of Hawaii	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/20/2029	105.7	105.7	116.8	0.04%
Carmror LTD	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/29/2030	84.1	84.1	93.0	0.03%
Oak Park Social	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/12/2045	238.5	238.5	269.2	0.09%
Natalie Hart LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/18/2029	100.1	100.1	110.7	0.04%
Total SBA Guaranteed Performing Investments					$15,889.9	$15,889.9	$17,252.2	5.76%

Non-Performing SBA Guaranteed Investments (4b)
Kneading Dough LLC dba NY Bagel Cafe & Deli,NY Bagle	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/23/2029	102.5	102.5	102.5	0.03%
Simkar LLC, Neo Lights Holding Inc, Kalco Lighting, LLC	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	Prime plus 2.75%	12/26/2043	4,496.5	4,496.5	4,496.2	1.50%
Total SBA Guaranteed Non-Performing Investments					$4,599.0	$4,599.0	$4,598.7	1.53%

Total SBA Unguaranteed and Guaranteed Investments					$418,059.7	$418,234.1	$411,455.9	137.27%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Controlled Investments (5) (22)									299751
Advanced Cyber Security Systems, LLC	(*,#) (6) (21)	Data processing, Hosting, and Related Services	50% Membership Interest	—%	—	—	—	—	—%
			Term Loan	3%	Dec 2014	381.0	381.0	—	—%
Automated Merchant Services, Inc.	(*,#) (7) (21)	Data processing, Hosting, and Related Services	100% Common Stock	—%	—	—	—	—	—%
CDS Business Services, Inc.	(*,#) (8)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Common Stock	—%	—	—	4,428.0	5,000.0	1.67%
			Line of Credit	Prime plus 2.5%	Dec 2019	5,350.0	5,350.0	5,350.0	1.78%
			Term Loan	10%	April 2020	—	—	—	—%
Newtek Technology Solutions, Inc.	(*,#) (11)	Data processing, Hosting, and Related Services	100% Common Stock	—%	—	—	8,384.0	7,000.0	2.34%
			Line of Credit	7%	Nov 2028	8,325.0	8,325.0	8,325.0	2.78%
Newtek Insurance Agency, LLC	(*,#) (13)	Insurance Carriers and Related Activities	100% Membership Interest	—%	—	—	135.0	2,215.0	0.74%
PMTWorks Payroll, LLC	(*,#) (9)	Data processing, Hosting, and Related Services	100% Membership Interest	—%	—	—	1,598.1	—	—%
			Term Loan	10%	Oct 2021	435.0	435.0	—	—%
			Term Loan	10%	May 2020	750.0	750.0	—	—%
			Term Loan	12%	May 2020	500.0	500.0	—	—%
			Term Loan	10%	July 2020	1,000.0	1,000.0	—	—%
Small Business Lending, LLC	(*,#) (12) (21)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	598.0	4,200.4	1.40%
			Term Loan	10%	June 2021	400.0	400.0	400.0	0.13%
ADR Partners, LLC dba banc-serv Partners, LLC	(*,#) (12)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	7,085.2	—	—%
International Professional Marketing, Inc.	(#) (16)	Professional, Scientific, and Technical Services	100% Common Stock	—%	—	—	4,000.0	4,150.0	1.38%
			Line of Credit	Prime plus 0.5%	April 2021	—	—	—	—%
SIDCO, LLC	(#) (16)	Professional, Scientific, and Technical Services	100% Membership Interest	—%	—	—	7,119.7	6,649.7	2.22%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (UNAUDITED)
(In Thousands)

Portfolio Company	Tickmarks	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Controlled Investments (5) (22)									299751
			Line of Credit	Prime plus 0.5%	July 2020	100.0	100.0	100.0	0.03%
Newtek Merchant Solutions, LLC	(#) (11)	Data processing, Hosting, and Related Services	100% Membership Interest	—%	—	—	16,438.0	121,250.0	40.45%
Mobil Money, LLC	(#) (17)	Data processing, Hosting, and Related Services	100% Membership Interest	—%	—	—	2,980.0	2,980.0	0.99%
Newtek Business Lending, LLC	(*,#) (10)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	13,023.0	16,022.7	5.35%
Newtek Conventional Lending, LLC	(#) (18) (25) (26)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	50% Membership Interest	—%	—	—	12,169.9	13,090.4	4.37%
Titanium Asset Management, LLC	(*,#) (14)	Administrative and Support Services	Term Loan	10%	March 2021	900.0	900.0	900.0	0.30%
			Term Loan	10%	July 2020	193.9	193.9	—	—%
			100% Membership Interest	—%	—	—	—	—	—%
Excel WebSolutions, LLC	(*,#) (15)	Data processing, Hosting, and Related Services	Term Loan	10%	Sept 2020	159.2	159.2	—	—%
			50% Membership Interest	—	—	—	—	—	—%
POS on Cloud, LLC	(#) (20)	Data processing, Hosting, and Related Services	Term Loan	10%	Sept 2023	775.0	775.0	775.0	0.26%
			50.14% Membership Interest	—	—	—	—	—	—%
Total Controlled Investments						$19,269.1	$97,228.0	$198,408.2	66.19%

Non-Control/Affiliate Investments (22)
EMCAP Loan Holdings, LLC	(+,#) (19) (25)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	6.04% Membership Interest	—%	—	$—	$1,000.0	$1,000.0	0.33%

Investments in Money Market Funds
UBS Select Treasury Institutional Fund - 2.26% yield						$9.1	$9.1	$9.1	—%

Total Investments						$437,337.9	$516,471.2	$610,873.2	203.79%

See accompanying notes to unaudited condensed consolidated financial statements.

^ Denotes investment has been pledged as collateral under the Securitization Trusts.
* Denotes non-income producing security.
# Denotes fair value determined using significant unobservable inputs.
~ Denotes sub-performing investment (NOTE 3—INVESTMENTS).
+ Denotes restricted security.

(1) Newtek values each unguaranteed portion of SBA 7(a) performing loans (“Loan”) using a discounted cash flow analysis which projects future cash flows and incorporates projections for Loan pre-payments and Loan defaults using historical portfolio data. The data predicts future prepayment and default probability on curves which are based on Loan age. The recovery assumption for each Loan is specific to the discounted valuation of the collateral supporting that Loan. Each Loan’s cash flow is discounted at a rate which approximates a market yield. The Loans were originated under the SBA 7(a) program and conform to the underwriting guidelines in effect at their time of origination. Newtek has been awarded PLP status from the SBA. Portions of these Loans are not guaranteed by the SBA. Individual loan participations can be sold to institutions which have been granted an SBA 750 license. Loans can also be sold as a pool of loans in a security form to qualified investors.
(1a) Includes 5 loans with a cost basis of $4,961,000 and fair value of $4,530,000 which NSBF owns 100% of the outstanding loan balance that were originated by NSBF as SBA 7(a) loans, but are no longer deemed SBA 7(a) loans as a result of Newtek repurchasing the guaranteed portions of the loans from the SBA.
(1b) Unguaranteed performing modified non-accrual loans are cash flowing (the borrower is currently making loan repayments according to a modified loan agreement) and the Company believes outstanding principal has a likelihood of being recovered from borrower principal payments, as opposed to collateral liquidation. Unguaranteed performing modified non-accrual loans are valued, in part, based on the present value of expected future cash flows.
(2) Prime Rate is equal to 5.00% and 1 month LIBOR is equal to 2.01563% as of September 30, 2019.
(3) Newtek values non-performing SBA 7(a) loans based on whether they are (a) sub-performing loans, which are non-accrual, nonperforming loans which are cash flowing (the borrower is currently making partial loan repayments) and the Company believes outstanding principal has a likelihood of being recovered from borrower principal payments, as opposed to collateral liquidation or (b) nonperforming loans that are not generating cash flow, which are non-accrual loans which the Company believes outstanding principal can only be recovered by collateral liquidation. Sub-performing loans are valued, in part, based on the present value of expected future cash flows using a discounted cash flow analysis. Nonperforming loans not generating cash flow are valued based upon the value of the underlying collateral in a liquidation scenario. Modified loans are valued based upon current payment streams and are re-amortized at the end of the modification period. Includes 2 loans with a cost basis of $6,488,000 and fair value of $3,470,000 which NSBF owns 100% of the outstanding loan balance that were originated by NSBF as SBA 7(a) loans, but are no longer deemed SBA 7(a) loans as a result of Newtek repurchasing the guaranteed portions of the loans from the SBA.
(4a) Newtek values guaranteed performing SBA 7(a) loans using the secondary SBA 7(a) market as a reference point. Newtek routinely sells performing SBA 7(a) loans into this secondary market. Guaranteed portions of SBA 7(a) loans partially funded as of the valuation date are valued using level two inputs as disclosed in NOTE 6—FAIR VALUE MEASUREMENTS.
(4b) Newtek values guaranteed non-performing loans based on the estimated recovery under the SBA guarantee.
(5) Controlled Investments are disclosed above as equity investments (except as otherwise noted) in those companies that are “Controlled Investments” of the Company as defined in the Investment Company Act of 1940. A company is deemed to be a “Controlled Investment” of Newtek Business Services Corp. if Newtek Business Services Corp. or its subsidiaries owns more than 25% of the voting securities of such company. See NOTE 4—TRANSACTIONS WITH AFFILIATED COMPANIES AND RELATED PARTY TRANSACTIONS in the accompanying notes to the condensed consolidated financial statements for transactions during the nine months ended September 30, 2019 with affiliates the Company is deemed to control.
(6) 50% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.), 50% owned by non-affiliate. The term loan is past its original maturity date and currently in default. As such, the fair value of the investment is zero.
(7) 96.11% owned by Wilshire Partners, LLC (a subsidiary of Newtek Business Services Corp.), 3.89% owned by Newtek Business Services Corp.
(8) 50.15% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 49.85% owned by Wilshire Holdings 1, Inc. (a subsidiary of Newtek Business Services Corp.).
(9) 25% owned by The Whitestone Group, LLC, (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.), 65% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.), and 10% owned by Exponential Business Development Co., Inc. (a subsidiary of Newtek Business Services Corp.).
(10) 100% owned by Newtek Business Services Holdco 6, Inc. (a subsidiary of Newtek Business Services Corp.

See accompanying notes to unaudited condensed consolidated financial statements.

(11) 100% owned by NBSH Holdings, LLC (a subsidiary of Newtek Business Services Holdco 1, Inc., a subsidiary of Newtek Business Services Corp.). Premier was merged with NMS at December 31, 2018.
(12) 100% owned by Newtek LSP Holdco, LLC (a subsidiary of Wilshire Holdings I, Inc. and Newtek Business Services Holdco 5, Inc., both subsidiaries of Newtek Business Services Corp.).
(13) 100% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.).
(14) 50% owned by Exponential Business Development Co., Inc. (a subsidiary of Newtek Business Services Corp.), 47.8% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 2.2% owned by Wilshire New York Advisers II, LLC (a subsidiary of Newtek Business Services Corp.).
(15) 50% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 50% owned by non-affiliate.
(16) 100% owned by Newtek Business Services Holdco 2, Inc. (a subsidiary of Newtek Business Services Corp.).
(17) 100% owned by Newtek Business Services Holdco 4, Inc. (a subsidiary of Newtek Business Services Corp.).
(18) On May 20, 2019, the Company and its joint venture partner launched Newtek Conventional Lending, LLC (“NCL”) to provide non-conforming conventional commercial and industrial term loans to U.S. middle-market companies and small businesses. NCL is 50% owned by Newtek Commercial Lending, Inc. (a subsidiary of Newtek Business Services Corp.) and 50% owned by Conventional Lending TCP Holding, LLC (a wholly-owned, indirect subsidiary of BlackRock TCP Capital Corp. (NASDAQ:TCPC)). Deemed an investment company under the 1940 Act.
(20) 50.13% owned by Newtek Business Services Holdco 3, Inc. (a subsidiary of Newtek Business Services Corp.) and 49.87% owned by multiple non-affiliates.
(21) Zero cost basis is reflected as the portfolio company was organized by the Company and incurred internal legal costs to organize the entity and immaterial external filing fees which were expensed when incurred.
(22) All of the Company’s investments are in entities which are organized under the Laws of the United States and have a principal place of business in the United States.
(23) The fair value of the investment was determined using significant unobservable inputs.
(24) The Company’s investments generally are acquired in private transactions exempt from registration under the Securities Act and, therefore, generally are subject to limitations on resale, and may be deemed to be “restricted securities” under the Securities Act. However, unless otherwise indicated, such securities may be sold in certain transactions (generally to qualified institutional buyers) and remain exempt from registration.
(25) Restricted security.
(26) Under the Investment Company Act of 1940, as amended, the Company may not acquire any non-qualifying assets unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. At September 30, 2019, 7.9% of total assets are non-qualifying assets.

As of September 30, 2019, the federal tax cost of investments was $516,471,000 resulting in estimated gross unrealized gains and losses of $144,753,000 and $41,968,000, respectively.

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Unguaranteed Investments (1)
HDD Solutions, LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	$553.8	$553.8	$527.5	0.18%
Romain Tower Inc. David Romaine, Sugar Land Crane and Rigging, LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	237.5	237.5	213.1	0.07%
The Chop House Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/31/2043	557.8	557.8	575.3	0.20%
Galt Insurance Group of Bonita Springs, LLC & Bonita Safety Institute	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	12/28/2043	18.8	18.8	20.6	0.01%
Superior Concepts Acquisition Corp	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2028	119.8	119.8	111.4	0.04%
Nix and Nix Funeral Home North Inc,	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	569.5	569.5	610.9	0.21%
Capitol Fitness Shelby Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/28/2028	18.2	18.2	16.8	0.01%
American Rewinding of NC Inc dba MTS	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/28/2028	425.0	425.0	396.2	0.14%
Omega Funeral and Cremation Services, LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	342.9	342.9	355.1	0.12%
Superior Concepts Acquisition Corp	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2043	509.6	509.6	514.0	0.18%
Insight Vision Care, PC, CRMOD Lubbock, P.C.,Vielm Vision Eyecare Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/27/2043	1,137.8	1,137.8	1,170.1	0.41%
East Breeze LLC dba Historic Springdale Pub and Eatery	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2043	128.3	128.3	136.0	0.05%
Children First Home Health Care Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/27/2028	300.0	300.0	286.9	0.10%
Medworxs Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/27/2028	10.5	10.5	9.4	—%
Green Valley Landscape Management Inc. dba Apopka Mower and Equipment	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/27/2043	463.5	463.5	475.5	0.17%
Fave Realty Inc.	Real Estate	Term Loan	Prime plus 2.75%	12/27/2043	123.5	123.5	135.6	0.05%
Simkar LLC, Neo Lights Holding Inc, Kalco Lighting, LLC	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	Prime plus 2.75%	12/26/2043	500.0	500.0	549.1	0.19%
Reservations Unlimited LLC	Real Estate	Term Loan	Prime plus 2.75%	12/26/2043	142.3	142.3	151.1	0.05%
BD Branson Victorian LLC dba Branson Victorian Inn	Accommodation	Term Loan	Prime plus 2.75%	12/24/2043	497.0	497.0	533.9	0.19%
Timios Enterprises Corp dba Palm Court	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/24/2043	707.6	707.6	741.7	0.26%
RM Hawkins LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/24/2028	300.0	300.0	281.8	0.10%
LP Industries, Inc and Playground Packages, LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/21/2028	93.8	93.8	84.0	0.03%
Tri-State Financial Group Inc	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	12/21/2028	37.8	37.8	33.8	0.01%
Royalty Freight Inc	Truck Transportation	Term Loan	Prime plus 2.75%	12/21/2028	97.5	97.5	87.1	0.03%
Fifth Wheel Truck Stop 001, Inc.	Gasoline Stations	Term Loan	Prime plus 2.75%	12/21/2028	105.0	105.0	93.8	0.03%
Siman Trio Trading	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/21/2028	150.0	150.0	134.8	0.05%
The Law Office of Jared E. Shapiro, P.A.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	11.3	11.3	10.0	—%
Kyle M Walker DDS, PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	112.5	112.5	101.5	0.04%
Diamond Estates LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	12/21/2028	75.0	75.0	67.0	0.02%
Burgess and Dudley, Incorporated	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/21/2028	237.5	237.5	220.1	0.08%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

D.A.F.S Transport, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	12/21/2028	660.0	660.0	653.7	0.23%
Precision Bytes LLC dba Tower Connect	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	129.8	129.8	116.6	0.04%
Accel Compression Inc., Accel Workover Services Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/21/2044	44.5	44.5	48.9	0.02%
Cammarata Associates LLC	Credit Intermediation and Related Activities	Term Loan	Prime plus 2.75%	12/21/2028	75.0	75.0	67.0	0.02%
C&D Trucking & Equipment Service, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/21/2028	117.5	117.5	122.2	0.04%
Baseline Health, LLC & Baseline Health Management, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	118.8	118.8	107.9	0.04%
Sesolinc GRP, Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/21/2028	375.0	375.0	355.5	0.12%
ETS Tree Service Inc and Eastern Tree Service, Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/21/2028	230.0	230.0	216.6	0.08%
Local Liberty Inc dba The Wardsboro Country Store	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/20/2043	155.3	155.3	164.9	0.06%
Yellow Fin Marine Services LLC, K Marine XI, LLC K Marine VIII, LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/20/2028	662.5	662.5	648.5	0.23%
Graff Excavating, Inc	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/20/2028	195.5	195.5	176.9	0.06%
Flashii App, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2028	62.5	62.5	63.8	0.02%
Alaska Motor Home Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/20/2028	300.0	300.0	284.8	0.10%
Hotel Compete, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2028	62.5	62.5	55.8	0.02%
Healthy and Fresco LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/20/2029	25.0	25.0	23.5	0.01%
CK Green Parners, LLC dba Reis and Irvy's Columbus	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/20/2029	187.5	187.5	179.3	0.06%
Darian L Hampton DDS PA and Darian L. Hampton	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/20/2028	300.0	300.0	269.8	0.09%
Roots N Shoots, LLC & Yardplus LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/20/2028	68.0	68.0	61.7	0.02%
Cedric Construction Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/20/2028	100.0	100.0	104.0	0.04%
Accent Comfort Services, Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2028	68.8	68.8	61.8	0.02%
Marlin Lighting LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2028	101.8	101.8	90.9	0.03%
Sheldon T Banks and Sheldon T Banks LLC dba Serenity Funeral Chapel ll	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/19/2044	28.9	28.9	31.7	0.01%
Always Goldie's Florist	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/19/2028	11.7	11.7	10.6	—%
The Cromer Company	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/19/2028	500.0	500.0	448.0	0.16%
JejoJesi Corp dba Dukunoo Jamaican Kitchen, Dunkunoo	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2029	42.1	42.1	41.4	0.01%
^Mediterranean Tastes Inc dba Mediterranean Tastes Since 1974	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/14/2028	15.8	15.8	14.1	—%
^Peanut Butter & Co., Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/14/2028	250.0	250.0	223.3	0.08%
^Alpha Landscape Contractors, Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/14/2029	334.0	334.0	311.6	0.11%
^YBL Restaurant Group LLC dba Tropisueno	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/14/2029	377.0	377.0	339.6	0.12%
^Cordoba Foods LLC, Multi Logistics Network Inc, Karina Mena	Food Manufacturing	Term Loan	Prime plus 2.75%	12/14/2028	317.5	317.5	294.8	0.10%
^Alpha Omega Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	12/14/2028	70.0	70.0	72.8	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Healthy Human, LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/14/2028	125.0	125.0	111.7	0.04%
^Aero Consulting and Engineering Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/14/2028	15.0	15.0	13.4	—%
^L&M Services, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/14/2043	200.0	200.0	209.2	0.07%
^Redskin Cafe Inc. dba Goodfellas Wine & Spirits, Redskin Cafe Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/14/2043	245.8	245.8	266.9	0.09%
^Ventures TBD LLC dba The Bottle Tree	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2043	98.8	98.8	101.6	0.04%
^Fitness Orlando LLC & Fitness Orlando Oviedo, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/14/2028	275.0	275.0	254.6	0.09%
^Stony Creek Wellness Group, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/14/2043	98.8	98.8	105.0	0.04%
Sound Contracting LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2043	197.0	197.0	200.3	0.07%
Sound Contracting LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2028	41.8	41.8	39.4	0.01%
^OC Helicopters LLC	Air Transportation	Term Loan	Prime plus 2.75%	12/13/2028	25.0	25.0	26.0	0.01%
^The Miller Center for Esthetic Excellence	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/13/2043	387.5	387.5	383.0	0.13%
^Plan B Burger LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/13/2029	1,050.0	1,050.0	976.2	0.34%
^Burton Realty Co., Inc dba Anchor Realty, Northeast	Real Estate	Term Loan	Prime plus 2.75%	12/13/2028	303.0	303.0	270.7	0.09%
^Tapia Auto Care, LLC dba Shoreline Quick LUbe and Car Wash	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/13/2043	977.5	977.5	1,000.2	0.35%
D for Dream LLC dba Blow Dry Bar Inc	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/13/2029	24.4	24.4	21.9	0.01%
^All About Kids and Families Mediical Center, Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/13/2029	368.8	368.8	363.2	0.13%
^United States Plastic Equipment LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/13/2028	142.5	142.5	127.3	0.04%
Anglin Cultured Stone Products LLC dba Anglin Construction	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/12/2029	62.5	62.5	63.6	0.02%
^Tier1 Solutions LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/12/2029	10.2	10.2	9.1	—%
^Mateo Enterprise Inc dba El Milagro Market	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/12/2043	120.0	120.0	123.5	0.04%
^Behind The Scenes Chicago, LLC dba Paramount Events	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/12/2029	256.3	256.3	251.3	0.09%
^Ashwood Food Services Inc. dba Jake Rooney's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/12/2043	215.0	215.0	230.7	0.08%
Airstrike Firefighters LLC	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	12/12/2028	1,250.0	1,250.0	1,196.7	0.42%
^Mateo Enterprise Inc dba El Milagro Market	Food and Beverage Stores	Term Loan	Prime plus 2.75%	1/12/2029	60.0	60.0	53.7	0.02%
^Ashwood Food Services, Incorporated dba Jake Rooney's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/12/2029	67.5	67.5	62.9	0.02%
^Oregon Medical Training Private Career School Inc.	Educational Services	Term Loan	Prime plus 2.75%	1/11/2029	40.0	40.0	35.8	0.01%
^TFE Resources ,LTD	Utilities	Term Loan	Prime plus 2.75%	1/11/2029	597.5	597.5	548.6	0.19%
^B&B Bodega of Delray LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	1/11/2029	19.5	19.5	17.5	0.01%
White Wilson & Associates LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/11/2043	42.5	42.5	43.7	0.02%
^EMES Supply, LLC	General Merchandise Stores	Term Loan	Prime plus 2.75%	1/11/2029	125.0	125.0	114.0	0.04%
^Googlyoogly, LLC dba Bi-Rite Supermarket	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/11/2043	203.0	203.0	209.0	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Hilltop Wine Shop, Inc dba Graceland Party	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/11/2043	128.0	128.0	133.7	0.05%
^The Duck's Nuts Inc dba Pet Place Market	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	1/11/2029	43.3	43.3	40.9	0.01%
^Team Henry, LLC dba Kelly Automotive of Deltona	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/10/2043	391.3	391.3	401.5	0.14%
^ZLM Services LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/10/2029	40.0	40.0	35.8	0.01%
^Shining Star Kids, Inc. dba Brain Balance	Educational Services	Term Loan	Prime plus 2.75%	1/7/2029	87.5	87.5	78.7	0.03%
^Food Service Industry Consultants Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/7/2029	71.5	71.5	64.2	0.02%
^Metro R Services Inc. and Metal & Roof Supplies Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/6/2029	207.5	207.5	216.0	0.08%
^CET Inc	Truck Transportation	Term Loan	Prime plus 2.75%	1/6/2029	1,250.0	1,250.0	1,154.7	0.40%
^3SIXO Motorsports LLC dba 3SIXO Motorsports Shop	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	1/6/2029	98.3	98.3	88.2	0.03%
^Consulting Solutions, Inc and Mark Luciani	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/5/2029	57.5	57.5	51.4	0.02%
^Little West LLC, 340 Group LLC, Retail West LLc, Andrew W Walker	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/5/2029	87.5	87.5	79.0	0.03%
^Unique Home Solutions Inc. and Unique Home Solutions of Ohio	Construction of Buildings	Term Loan	Prime plus 2.75%	1/5/2029	250.0	250.0	260.3	0.09%
^Levine Daycare Inc dba Kids R Kids	Social Assistance	Term Loan	Prime plus 2.75%	1/5/2029	270.0	270.0	252.9	0.09%
^Jay Carlton's, LLC dba Jay Birds Rotisserie & Grill	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/4/2029	39.0	39.0	37.0	0.01%
^Access Staffing, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/4/2029	194.3	194.3	173.7	0.06%
^The Altitude Group LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/4/2029	150.0	150.0	134.7	0.05%
^York Concrete Corp	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/3/2043	200.0	200.0	217.1	0.08%
^Swantown Inn and Spa, LLC	Accommodation	Term Loan	Prime plus 2.75%	1/3/2029	13.5	13.5	14.1	—%
^Tammy's Place LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2044	436.8	436.8	476.1	0.17%
^Microplex Co, Third Market LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/30/2028	165.0	165.0	147.4	0.05%
^Hernando Beach Motel LLC,The Purple Cow House o APancake A Inc.	Accommodation	Term Loan	Prime plus 2.75%	11/30/2043	225.0	225.0	247.1	0.09%
^Cabrera's Auto Services LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/30/2043	81.0	81.0	85.5	0.03%
^Water Station Holdings LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/30/2028	693.3	693.3	662.9	0.23%
^Luxury Furniture, Inc.dba Venicasa & Luxe Home Interiors	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/30/2028	125.0	125.0	123.5	0.04%
^Albert M Quashie, DDS, PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/29/2028	87.5	87.5	83.8	0.03%
^JJB Production LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/29/2028	7.4	7.4	6.6	—%
^Albert M. Quashie, DDS, PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/29/2043	65.0	65.0	67.4	0.02%
^Bike Slug Holdings Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/28/2028	9.0	9.0	8.0	—%
^Extreme Granite Corp	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/28/2043	187.5	187.5	202.2	0.07%
^True Love Christian Academy LLC	Social Assistance	Term Loan	Prime plus 2.75%	12/28/2043	42.0	42.0	45.4	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Recovery Boot Camp, LLC, Rule 62, Inc. and Healing Properties, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/28/2028	123.8	123.8	111.1	0.04%
^Level Up Gaming, Inc	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	11/28/2043	90.0	90.0	91.4	0.03%
^Sky Wonder Pyrotechnics, LLC dba Sky Wonder Fire and Safety Gear Up	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/28/2043	431.3	431.3	473.6	0.16%
^BEK Holdings LLC, Veseli Fine Art Galleries, LLC, Trusted.com LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	1,250.0	1,250.0	1,278.9	0.44%
Thames Aquatic Club, LLC	Educational Services	Term Loan	Prime plus 2.75%	7/21/2029	18.5	18.5	19.3	0.01%
^Best Global Alternative North, LLC	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/21/2028	87.5	87.5	78.2	0.03%
^M.A.W. Enterprises LLC dbaY-Not Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/21/2028	22.5	22.5	21.1	0.01%
^Commonwealth Warehouse Inc	Warehousing and Storage	Term Loan	Prime plus 2.75%	12/20/2028	450.0	450.0	426.0	0.15%
^On Call Electrical of Georgia LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/20/2043	666.9	666.9	689.5	0.24%
^K & A Automotive Inc	Gasoline Stations	Term Loan	Prime plus 2.75%	11/19/2043	122.0	122.0	131.0	0.05%
^High Desert Transport, Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	12/19/2028	76.0	76.0	70.0	0.02%
^Cali Fit Meals	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2028	62.5	62.5	56.0	0.02%
^Cocomo Joe's LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2028	1.7	1.7	1.6	—%
^Saunders Management LLC dba Northern Light Espresso Bar and Cafe	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/16/2028	40.5	40.5	42.1	0.01%
Beau & HB Inc dba Beau's Billiard, Bowling & Arcade	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/16/2029	6.9	6.9	7.2	—%
^Sektor Salutions Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/16/2028	158.0	158.0	141.2	0.05%
^Beau & HB Inc dba Beau's Billard, Bowling & Arcade	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/16/2043	70.0	70.0	73.1	0.03%
^Allegro Assisted Living Services of Texas LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	11/15/2043	95.0	95.0	104.3	0.04%
^GEM2K, LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2043	381.3	381.3	398.3	0.14%
^Schafer Fisheries Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	11/14/2028	50.0	50.0	52.0	0.02%
^US Dedicated LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/9/2028	420.0	420.0	381.1	0.13%
^Jinwoo Sushi Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/9/2028	22.3	22.3	23.1	0.01%
^Salon Femi LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/9/2028	7.5	7.5	7.2	—%
^McNeill Stokes	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/8/2028	6.8	6.8	6.0	—%
Vancole Investments, Inc. dba Smoothie King #913	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/7/2044	229.3	229.3	249.3	0.09%
^JN Thompson Ent, Inc.	Construction of Buildings	Term Loan	Prime plus 2.75%	12/7/2028	394.5	394.5	363.4	0.13%
JP Dhillon's Foods LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/1/2029	25.8	25.8	24.6	0.01%
^Peter Thomas Roth Labs LLC and June Jacobs Labs, LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/1/2028	325.0	325.0	290.3	0.10%
^Modutech Marine Inc	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	12/1/2028	375.0	375.0	390.0	0.14%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Steele Security, LLC dba Signal 88 Security of San Antonio	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/31/2028	110.6	110.6	99.9	0.03%
^Abington Caregivers, LLC	Social Assistance	Term Loan	Prime plus 2.75%	11/30/2043	124.9	124.9	132.0	0.05%
Organic Juice Bar Wexford LLC dba The OJB "The Organic Juice Bar"	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2029	81.3	81.3	73.9	0.03%
^C.A.T.I. Armor, LLC	Apparel Manufacturing	Term Loan	Prime plus 2.75%	10/30/2043	210.0	210.0	217.8	0.08%
UK, LLC dba Pita Pit	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2029	32.4	32.4	30.3	0.01%
^JAL Group, Inc. dba Brainy Boulevard Daycare	Social Assistance	Term Loan	Prime plus 2.75%	10/29/2028	56.8	56.8	51.4	0.02%
^Ohio Gold & Pawn LLC, Our New Building LLC and Corey Fischer	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	10/26/2028	146.0	146.0	151.8	0.05%
^The Face Place, LLC dba Classic Aesthetics	Personal and Laundry Services	Term Loan	Prime plus 2.75%	10/25/2028	10.0	10.0	9.0	—%
^Reliant Trucking Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	10/25/2028	132.3	132.3	124.1	0.04%
^Bellas Sports Pub, Inc dba Brewmasters Tavern	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/24/2043	69.7	69.7	75.8	0.03%
^Shovels and Whiskey LLC	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	10/16/2043	76.4	76.4	81.9	0.03%
Hackstaff Restaurants LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/15/2029	57.5	57.5	53.6	0.02%
^TA Coleman, LLC dba Tom's Truck Shop	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/12/2028	5.8	5.8	5.6	—%
^Cater To You Agency, LLC, dba Cater To You	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/11/2043	22.5	22.5	23.4	0.01%
^Faydon, Inc	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	10/10/2028	74.6	74.6	76.5	0.03%
^MB Click It Photography, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/10/2043	38.2	38.2	40.7	0.01%
^Wellfleet Consulting Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/9/2028	14.9	14.9	13.3	—%
^Apps Inc and Market Share Inc.	Telecommunications	Term Loan	Prime plus 2.75%	10/5/2028	94.5	94.5	84.4	0.03%
^Moore Care LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/4/2028	51.7	51.7	46.2	0.02%
^SwabCo Inc.	Support Activities for Mining	Term Loan	Prime plus 2.75%	9/28/2043	946.7	946.7	988.9	0.34%
^A-1 Van Sevices, Inc.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/28/2028	105.1	105.1	102.7	0.04%
^La Venezia Corporation dba La Venezia Ballroom & Robertos Lounge	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/28/2043	330.5	330.5	350.1	0.12%
^Burd Brothers Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	9/28/2028	534.0	534.0	513.1	0.18%
^Mellow Sweets, Inc dba Jaafer Sweets & Marwan Hamdan	Food Manufacturing	Term Loan	Prime plus 2.75%	9/28/2028	55.5	55.5	49.8	0.02%
^Throop Family Holdings, Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/28/2043	643.5	643.5	665.9	0.23%
^JAM Media Solutions LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2028	887.5	887.5	813.2	0.28%
^Rami Technology USA, LLC	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	9/28/2028	178.4	178.4	160.6	0.06%
^Quality Electric & Data	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2028	98.9	98.9	95.3	0.03%
Blue Seven, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/27/2029	49.8	49.8	46.4	0.02%
^Catherine Brandon, PSY.D., Inc dba Kenneth A Deluca, PH.D., & Associates	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2028	117.4	117.4	105.3	0.04%
^TFR Transit Inc, The Free Ride Inc, South Florida Free Ride Inc.,Tag-A	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/27/2028	123.6	123.6	117.3	0.04%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Blackwater Diving, LLC	Support Activities for Mining	Term Loan	Prime plus 2.75%	9/27/2028	791.1	791.1	723.2	0.25%
^Barricade Holding LLC and Action Barricade Company, LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/27/2043	177.3	177.3	180.7	0.06%
^LG Law Center, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/27/2028	14.8	14.8	13.6	—%
^Quality Electric & Data Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2043	129.7	129.7	132.6	0.05%
^Zeeba Company, Inc dba Zeeba Rent-A-Van & 5 Star Rent- A-Van	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/27/2028	685.8	685.8	660.2	0.23%
^Action Barricade Company, LLC and Barricade Holding LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/27/2028	333.4	333.4	320.3	0.11%
^Dentistry By Design, P.C	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/26/2028	14.8	14.8	13.6	—%
^US Shipping Trans Inc, Esteem Trucking Inc	Truck Transportation	Term Loan	Prime plus 2.75%	9/26/2028	822.9	822.9	809.0	0.28%
^Ace Auto Recovery, Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/26/2043	159.6	159.6	168.9	0.06%
^Above and Beyond Preschool LLC	Social Assistance	Term Loan	Prime plus 2.75%	9/26/2043	551.3	551.3	587.4	0.20%
^Anglin Cultured Stone Products LLC dba Anglin Construction	Construction of Buildings	Term Loan	Prime plus 2.75%	9/26/2028	98.9	98.9	93.3	0.03%
^LTS School, Inc.	Educational Services	Term Loan	Prime plus 2.75%	9/26/2043	101.0	101.0	110.9	0.04%
^Akron Biotechnology, LLC	Chemical Manufacturing	Term Loan	Prime plus 2.75%	9/25/2028	494.5	494.5	492.7	0.17%
^Bhatti LLC, Bhatti 3 LLC, dba Auntie Annes	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/25/2028	123.6	123.6	113.8	0.04%
^Steadfast Support Services, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	9/25/2028	11.9	11.9	10.6	—%
^Newsome Mobile Notary LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/25/2028	5.2	5.2	4.6	—%
^Alania Import & Export, Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	9/24/2028	11.1	11.1	10.1	—%
^Phillip Ramos Upholstery Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/24/2028	15.3	15.3	13.6	—%
^D & D Optics Inc dba Sterling Optical	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2028	53.0	53.0	48.1	0.02%
^The Garden Club, LLC	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/21/2028	6.5	6.5	5.8	—%
^DC Lofty, LLC,	Accommodation	Term Loan	Prime plus 2.75%	9/21/2028	22.3	22.3	20.1	0.01%
^MillClem Corporation & Monticello Corporation	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	9/21/2043	330.8	330.8	363.1	0.13%
^Southern Services and Equipment, Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2028	424.3	424.3	406.5	0.14%
^Southern Services and Equipment, Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2043	209.8	209.8	213.2	0.07%
^Sommer Auto Sales, Inc	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/20/2028	340.6	340.6	351.8	0.12%
^Somerled Investments, LLC dba Mak's Place LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/20/2028	193.3	193.3	172.6	0.06%
^Tables and Bars Services, Inc and Tables and Bars Rentals, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/20/2028	17.8	17.8	16.8	0.01%
^M&P RV LLC dba M&P RV	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/19/2043	112.2	112.2	122.2	0.04%
^C3 Capital, Inc	Nonstore Retailers	Term Loan	Prime plus 2.75%	9/19/2028	667.8	667.8	647.5	0.23%
^Dash Point Distributing LLC, Dash Point Logistics LLC and Sara Consal	Truck Transportation	Term Loan	Prime plus 2.75%	9/19/2028	455.4	455.4	406.4	0.14%
^MB Xpress Inc	Truck Transportation	Term Loan	Prime plus 2.75%	9/19/2028	1,193.2	1,193.2	1,121.1	0.39%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Watearth Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/19/2028	22.3	22.3	19.9	0.01%
^Super Station Inc	Gasoline Stations	Term Loan	Prime plus 2.75%	9/19/2043	209.0	209.0	229.4	0.08%
^Lewis River Golf Course, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/19/2043	498.9	498.9	547.5	0.19%
^E & G Enterprises LLC dba Comfort Keepers	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/18/2028	5.9	5.9	5.3	—%
^DB Talak LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/18/2043	151.7	151.7	158.5	0.06%
^Culmination Motorsports, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2043	558.2	558.2	607.8	0.21%
^Glendale Grill Inc, Roddy Cameron, Jr & John K Symasko	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/17/2043	174.6	174.6	183.4	0.06%
^Pastel de Feira LLC dba Original Pastel De Feira	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/17/2028	6.0	6.0	5.7	—%
^Baby's on Broadway LLC	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/14/2028	49.4	49.4	46.9	0.02%
^J & C Garcia LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/14/2028	73.2	73.2	66.6	0.02%
^Innovim LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/14/2028	123.6	123.6	110.3	0.04%
^LJS Electric, Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/14/2028	447.5	447.5	458.4	0.16%
^Rihahn Inc. dba RDBL, Inc	Forestry and Logging	Term Loan	Prime plus 2.75%	9/14/2028	134.7	134.7	127.2	0.04%
^QBS, LLC dba Sterling Optical Exton	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/14/2028	80.3	80.3	72.3	0.03%
^L&M Equipment, Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/14/2043	1,247.2	1,247.2	1,320.3	0.46%
^Underground Productions LLC dba 31 Escape	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/13/2043	98.5	98.5	108.1	0.04%
^Peter K Lee MD, PC dba Atlanta Primary Care	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/13/2043	860.6	860.6	944.5	0.33%
TPE Midstream LLC, Dasahm Company, S & S Ventures LLC and TPE Supply	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/13/2028	261.1	261.1	248.6	0.09%
^Brewster Marketplace Pharmacy & Hardware, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/13/2028	86.5	86.5	77.2	0.03%
^Peter K Lee MD, PC dba Atlanta Primary Care LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/13/2028	383.2	383.2	398.0	0.14%
^Innovative Network Solutions Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/13/2028	123.6	123.6	113.1	0.04%
^Perry Olson Insurance Agency Inc. dba State Farm Insurance	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	9/12/2028	14.8	14.8	13.3	—%
^Rancho Paving, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/10/2028	185.4	185.4	183.3	0.06%
^Pelican Executives Suites, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/7/2028	314.2	314.2	280.3	0.10%
^NY Tent, LLC dba Tent Company of New York LLC, NY Tent Parent LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/7/2028	318.4	318.4	304.8	0.11%
^MurlinComputerCompany LLC dba Murlin Computer	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/7/2028	15.4	15.4	14.1	—%
^Dr. G's Urgent Care LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/7/2028	22.3	22.3	19.9	0.01%
^Pool Guard of LA	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/7/2028	22.3	22.3	20.0	0.01%
Amaka Consulting LLC dba Donut Minis	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/7/2028	52.0	52.0	48.1	0.02%
^Asheville Spine and Nerve Institute PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/7/2043	91.0	91.0	98.9	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Trolley Express Philly, Inc dba Shuttlebee & Honeybee Transportation LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	9/6/2028	12.6	12.6	11.7	—%
^Extreme Auto Repair, Inc dba 1st Class Towing	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/6/2028	107.5	107.5	111.7	0.04%
^Living Centers Inc. dba Veranda House Senior Living	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	8/31/2043	420.3	420.3	461.3	0.16%
National Stone LTD and NSI Group Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	8/31/2044	193.2	193.2	211.6	0.07%
^LACCRB LLC dba PostNet	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/30/2028	14.9	14.9	13.5	—%
^XL Soccer World Orlando. LLC, XL Soccer World Saco LLC, XL Sports World	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/30/2043	448.4	448.4	492.1	0.17%
^Stat Constructor L.P	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/30/2028	102.3	102.3	106.2	0.04%
^Extreme Engineering, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/29/2028	122.9	122.9	110.4	0.04%
^Greenfield Hill Wines & Spirits, LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	8/29/2028	90.5	90.5	81.4	0.03%
^ARVAmethod LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/29/2028	2.4	2.4	2.1	—%
^Kotyark LLC dba Gibsonton Motel	Accommodation	Term Loan	Prime plus 2.75%	8/29/2043	82.2	82.2	90.2	0.03%
^Graphish Studio, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/28/2028	7.4	7.4	6.6	—%
^JFK Transportation Inc	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	8/28/2028	159.4	159.4	144.5	0.05%
^Atlas Geo-Constructors LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/24/2028	73.7	73.7	73.4	0.03%
^Finn & Emma LLC	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	8/24/2028	122.9	122.9	109.6	0.04%
^Montana Life Group, LLC	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/24/2028	7.4	7.4	6.6	—%
^Wearware Inc dba FlyWire Cameras	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	8/24/2028	22.1	22.1	20.1	0.01%
^Evans and Paul LLC, Evans & Paul Unlimited Corp	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	8/24/2028	86.2	86.2	78.9	0.03%
^Zash LLC dba Papa Murphy's Take 'N' Bake Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/23/2028	41.5	41.5	38.9	0.01%
^Buffalo Biodiesel Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	8/21/2028	1,228.9	1,228.9	1,218.3	0.42%
^Ginekis Enterprises, Inc dba Locanda Veneta	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/20/2028	86.0	86.0	77.1	0.03%
^Wilkie J. Stadeker DDS	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/17/2028	41.8	41.8	37.3	0.01%
Geo Tek Alaska, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/17/2044	56.8	56.8	62.4	0.02%
^ATI Jet, Inc.	Air Transportation	Term Loan	Prime plus 2.75%	8/16/2028	211.6	211.6	203.6	0.07%
^Lewins Law, P.C.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/16/2028	17.7	17.7	15.8	0.01%
^GS Bath Inc	Truck Transportation	Term Loan	Prime plus 2.75%	8/15/2028	565.3	565.3	560.3	0.19%
^Pamletics LLC dba F45	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/14/2028	42.9	42.9	40.0	0.01%
^Conference Services International ETC LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/14/2028	617.2	617.2	588.4	0.20%
^L.A. Insurance Agency GA 10 LLC	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/10/2028	11.1	11.1	9.9	—%
^Crystal Shores Inc. dba Shorewood Laundromat	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/9/2028	22.0	22.0	20.3	0.01%
^David D. Sullivan dba DMS Construction	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/9/2028	13.3	13.3	11.8	—%
^Palanuk & Associates, Inc.dba Wolfpk	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/8/2028	100.8	100.8	90.6	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Red Tail Management, Inc dba Jon Smith Subs	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/8/2028	49.2	49.2	46.2	0.02%
^CJNR, LLC	Accommodation	Term Loan	Prime plus 2.75%	8/7/2043	121.3	121.3	133.2	0.05%
^Mercedes Cab Company, Inc	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	8/7/2028	127.8	127.8	117.3	0.04%
^Ron's Pool and Spa Services LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/3/2028	3.7	3.7	3.3	—%
^20th Century Lanes, Inc dba West Seattle Bowl	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/3/2028	110.6	110.6	108.5	0.04%
^Alma Jacobsen,ODD Family Eye Care & Contact Lens LLC	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	8/3/2028	59.0	59.0	53.3	0.02%
^Millwork Unlimited, Incorporated	Wholesale Electronic Markets and Agents and Brokers	Term Loan	Prime plus 2.75%	8/2/2028	7.4	7.4	6.6	—%
^Accel Compression Inc., Accel Workover Services Inc.	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/1/2028	455.0	455.0	443.0	0.15%
^Samy Optical LLC dba Site for Sore Eyes	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/1/2028	115.3	115.3	102.9	0.04%
^Accel Compression Inc., Accel Workover Services, Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/1/2043	310.2	310.2	319.9	0.11%
^Nichols Stephens Funeral & Cremation Services Ltd	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/30/2043	107.4	107.4	117.6	0.04%
^CSL Services Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/27/2028	535.2	535.2	503.0	0.17%
^Sandlot Sports Inc dba Play it Again Sports	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	7/26/2028	18.3	18.3	16.3	0.01%
^Summitsoft Corporation	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	7/26/2028	240.6	240.6	215.1	0.07%
^Nunez Enterprises Corporation dba La Casa	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	7/26/2028	8.1	8.1	7.2	—%
^Relevant Elephant, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/25/2028	8.8	8.8	7.8	—%
^Fitness Central, Inc dba Fitness Central	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	7/25/2028	61.1	61.1	55.5	0.02%
^HAVL Enterprises Inc dba FedEx	Couriers and Messengers	Term Loan	Prime plus 2.75%	7/24/2028	78.2	78.2	78.1	0.03%
^Florida Apnea Diagnostics, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/24/2028	20.8	20.8	18.5	0.01%
^Top Shelf Towing and Road Service, LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	7/24/2028	13.2	13.2	11.8	—%
^TR Nails, LLC dba Simple Nails	Personal and Laundry Services	Term Loan	Prime plus 2.75%	7/20/2028	61.5	61.5	54.9	0.02%
^Elephant's Trunk of Westchester, LTD	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	7/17/2028	38.9	38.9	40.4	0.01%
^674 Club LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/17/2043	260.6	260.6	286.0	0.10%
^ZA Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	7/17/2028	10.0	10.0	9.6	—%
^Mother's Cantina LLC dba Mother's Cantina	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/13/2028	67.2	67.2	60.9	0.02%
^Smart-tel Communications LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/13/2028	22.0	22.0	22.7	0.01%
^HQTRONICS LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	7/13/2028	61.1	61.1	54.5	0.02%
^Smoove Move Productions, LLC dba Smoove Move Productions	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	7/12/2028	10.5	10.5	10.9	—%
^Talent Logistix, LLC, Pinpoint Staffing LLC & ITC 2.0 LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/3/2028	61.1	61.1	56.2	0.02%
^H.M.C, Incorporated	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	7/3/2028	188.1	188.1	169.5	0.06%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Deal to Win Inc	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/3/2028	122.2	122.2	109.0	0.04%
^Vital Inspection Professionals, Inc. dba VIP	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/3/2028	304.2	304.2	294.9	0.10%
^US Cargo Express, LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	7/2/2043	88.1	88.1	96.7	0.03%
^M J Losito Electrical Contractor's, Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2028	57.1	57.1	51.2	0.02%
Bio-Haz Solutions, Inc.	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/29/2043	302.1	302.1	300.5	0.10%
Bio-Haz Solutions, Inc	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	1/29/2029	112.0	112.0	110.9	0.04%
^Critter Cabana, LLC dba Critter Cabana	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/28/2028	81.4	81.4	71.7	0.02%
^Corptek Solutions LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/28/2028	46.2	46.2	40.6	0.01%
^Local Leads, LLC dba New Direction Chiropractic	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2028	17.5	17.5	15.5	0.01%
^RLW4 Builders LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	6/27/2043	994.2	994.2	1,084.8	0.38%
^InUSA Ventures, Inc	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/27/2028	48.6	48.6	42.8	0.01%
^Darnoc Enterprises Inc, Setira Paul Inc dba Conrad's Famous Bakery, Inc	Food Manufacturing	Term Loan	Prime plus 2.75%	6/27/2043	352.4	352.4	373.1	0.13%
^Nick's Country Kitchen, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/27/2028	21.9	21.9	19.6	0.01%
^National Dredging Services of North Florida, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2043	28.6	28.6	31.2	0.01%
^National Dredging Services of North Florida, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2028	51.8	51.8	53.5	0.02%
^Julie Cooper-Bierman dba Forever Shopper	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/27/2028	15.6	15.6	13.7	—%
^Bengals, Inc. dba Royal Liquor Mart	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/26/2043	105.6	105.6	109.2	0.04%
^Peter Thomas Roth Labs LLC, & June Jacobs Labs, LLC	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	6/26/2028	898.9	898.9	814.5	0.28%
^Sun Pools, Inc	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/25/2043	304.2	304.2	295.0	0.10%
^DPF Filters Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/25/2028	66.8	66.8	60.3	0.02%
^Sun Pools, Inc dba Sun Fiberglass Pools	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/25/2028	759.3	759.3	692.4	0.24%
^Sushi Prime, LLC and Vasilia Investments	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/22/2028	267.2	267.2	248.3	0.09%
^Martha Beauty Supply And Braiding, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/22/2043	139.7	139.7	152.4	0.05%
^Judy E. Moncrief C.P.A LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/22/2028	14.6	14.6	12.8	—%
^Mr. Lube, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/22/2043	659.9	659.9	668.6	0.23%
^The Desert House Assisted Living ,LLC dba The Desert House Assisted Living	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	6/22/2043	78.3	78.3	83.1	0.03%
^Mr. Lube, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/22/2028	569.7	569.7	544.9	0.19%
Surya Hotel LLC dba Hotel Royal	Accommodation	Term Loan	Prime plus 2.75%	12/21/2028	100.9	100.9	104.4	0.04%
^York Woods Tree Service, LLC dba York Woods Tree and Products, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/21/2043	242.1	242.1	248.8	0.09%
^Independent Life LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/21/2028	121.5	121.5	107.0	0.04%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^York Woods Tree Service, LLC dba York Woods Tree and Products, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/21/2028	138.5	138.5	134.2	0.05%
^Lilo Holdings LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/20/2028	18.3	18.3	16.5	0.01%
^Olsen Bros. Transportation, Inc. & Golden Spike Leasing, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	6/20/2028	603.5	603.5	535.5	0.19%
^Jones Roger Sherman Inn, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/19/2028	425.0	425.0	438.9	0.15%
^LCP Transportation, LLC dba LCP Teleservices	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	6/19/2028	794.4	794.4	699.5	0.24%
^Mid America Motorworks, Inc and Yager Holdings L.P	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/19/2043	497.7	497.7	543.0	0.19%
^Colovic Hackettstown Dairy LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/19/2043	274.0	274.0	296.8	0.10%
^Allen Theatre and Back Stage Cafe LLC	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	6/18/2043	125.3	125.3	133.9	0.05%
^Schumacker Recreation, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/18/2028	145.8	145.8	150.5	0.05%
^Softrol Systems Inc dba Softrol Systems	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	6/15/2028	906.3	906.3	808.6	0.28%
^Oil Palace Inc.	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/15/2043	143.4	143.4	156.6	0.05%
^Kootenay Columbia LLC	Truck Transportation	Term Loan	Prime plus 2.75%	6/15/2028	5.8	5.8	5.6	—%
^Northway Exit 29 Campground, Inc	Accommodation	Term Loan	Prime plus 2.75%	6/15/2043	215.0	215.0	234.6	0.08%
^Dianne Williams and Louis Williams dba Sweetlips Store	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/15/2043	46.0	46.0	48.5	0.02%
^Venzix Ventures Inc. dba Venzix	Nonstore Retailers	Term Loan	Prime plus 2.75%	6/15/2028	12.8	12.8	12.4	—%
^Barrett Appliance Distributors Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/14/2043	619.3	619.3	611.5	0.21%
^Tele Tax Express Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2028	21.9	21.9	21.4	0.01%
^Top Cat Ready Mix, LLC & Ples Investments LLC, Pappy's Sand & Gravel	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/14/2028	151.8	151.8	140.9	0.05%
^E & J Sims Co. LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/14/2028	48.6	48.6	44.3	0.02%
^Barrett Appliance Distributors, Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/14/2028	489.5	489.5	455.2	0.16%
^Team Sandy Blanton Realty, Inc	Real Estate	Term Loan	Prime plus 2.75%	6/14/2043	96.7	96.7	97.1	0.03%
^Mastiff Studios LLC	Educational Services	Term Loan	Prime plus 2.75%	6/13/2043	42.5	42.5	45.8	0.02%
^Golf Swing Prescription LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/11/2028	12.8	12.8	11.3	—%
^Ciasom LLC dba Mosaic	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/11/2028	174.9	174.9	154.9	0.05%
^Skyways LTD,Jet 60 LLC,Mendean Jonath, Inc,Jet AOG, Inc & Jonathan Men	Support Activities for Transportation	Term Loan	Prime plus 2.75%	6/8/2043	378.5	378.5	385.0	0.13%
^Beyond Grooming LLC and Michelle McWatters	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/8/2043	42.7	42.7	46.0	0.02%
^Camp K-9 Pet Resort & Spa, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/8/2028	8.0	8.0	7.2	—%
^Icebox Cafe, L.C. and Icebox Cafe at Doral, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/8/2028	769.2	769.2	690.7	0.24%
^Applied Behavioral Consulting, Inc	Social Assistance	Term Loan	Prime plus 2.75%	6/7/2043	49.7	49.7	53.2	0.02%
^H S Corporation dba Lake Anna Lodge	Accommodation	Term Loan	Prime plus 2.75%	6/7/2043	130.5	130.5	142.4	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Anurag, LLC dba Oakwood Package Store	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/6/2043	136.5	136.5	139.0	0.05%
^Sowells Consulting Engineers, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/6/2028	21.9	21.9	19.4	0.01%
^Hardway Inc and A F C Leasing, Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/6/2028	287.5	287.5	253.1	0.09%
^SSD Designs LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/5/2028	72.2	72.2	64.2	0.02%
^Funtime ,LLC dba Indoor Playgrounds International	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/5/2028	243.4	243.4	214.5	0.07%
^BTD Feed & Nutrition, LLC dba Thomaston Feed Cheshire	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/1/2028	51.3	51.3	45.2	0.02%
AVM LLC dba Luv 2 Play	Social Assistance	Term Loan	Prime plus 2.75%	6/1/2028	26.1	26.1	25.2	0.01%
^Mastrocinque Restaurant Management Company LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/1/2028	81.4	81.4	78.5	0.03%
^Seraj Wireless, LLC	Electronics and Appliance Stores	Term Loan	Prime plus 2.75%	5/31/2028	120.7	120.7	123.4	0.04%
^Awan Business Management Group LLC, Awan Sign Company lLLC &Awan Promo	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/31/2043	272.6	272.6	287.3	0.10%
^Brooks Seaplane Service Inc and Lunt Enterprises LLC	Scenic and Sightseeing Transportation	Term Loan	Prime plus 2.75%	5/31/2028	142.0	142.0	125.0	0.04%
^SSMV LLC dba Burgerim	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/30/2028	64.5	64.5	61.6	0.02%
^Eagle Aggregate Transportation, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	5/30/2028	84.5	84.5	78.0	0.03%
^Crowley Ventures, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2028	72.1	72.1	64.5	0.02%
^Iloka, Inc dba New Cloud Networks	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/25/2028	241.5	241.5	225.2	0.08%
^Conan Enterprises LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	5/25/2028	21.7	21.7	19.1	0.01%
Starship, LLC dba Tint World Smyrna	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/25/2043	88.8	88.8	96.1	0.03%
^Ocean Breeze Holdings, LLC, Ocean Beach Resort LLC & Ocean Breeze	Accommodation	Term Loan	Prime plus 2.75%	5/25/2043	1,245.1	1,245.1	1,358.7	0.47%
^Adow Pools LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2028	169.0	169.0	152.5	0.05%
^Dream Spa LLC and Dream Spa Greenwich LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2028	97.4	97.4	86.7	0.03%
^Broadalbin Properties LLC dba Broadalbin Hotel & 1854 Pub & Eatery	Accommodation	Term Loan	Prime plus 2.75%	10/25/2043	201.0	201.0	219.7	0.08%
^Seaside Acupuncture LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/24/2043	49.6	49.6	51.9	0.02%
^DMA Equipment LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/24/2043	259.6	259.6	266.2	0.09%
^Chem-Flotronics, Inc.	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	5/22/2028	96.6	96.6	86.9	0.03%
^LightStorm Security LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/21/2028	5.2	5.2	4.6	—%
^Yakov Levy M.D., P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/18/2028	106.0	106.0	93.7	0.03%
^Mark A Espinoza, DDS PLLC dba Central Dental Care	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/18/2028	58.9	58.9	51.9	0.02%
^JVLS LLC dba Vaccines 2 Go	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/17/2028	8.0	8.0	7.0	—%
^On Stage Enterprises LLC, On Stage Theaters Branson, LLC	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	5/17/2028	241.5	241.5	212.6	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Joshua One Limited Liability Company dba Genesis Personal Fitness	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/16/2043	319.2	319.2	324.5	0.11%
^Clore Construction LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	5/16/2028	145.1	145.1	134.7	0.05%
^James T. Hendel dba Autotexx Mobile Auto Repair	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/15/2028	7.2	7.2	7.5	—%
^Fireplace Outlet Inc	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	5/15/2028	21.7	21.7	22.4	0.01%
^Galore Salon & Extension Lounge Inc dba Pretty Chic Hair & Lashes	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/14/2028	4.3	4.3	3.9	—%
^Circle and Square, Inc dba Stamford Kumon	Educational Services	Term Loan	Prime plus 2.75%	5/11/2028	41.0	41.0	36.2	0.01%
^Bote Virginia Beach, Inc. dba Bote Virginia Beach	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/11/2028	10.9	10.9	9.7	—%
^Adhara, LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/11/2043	43.5	43.5	45.5	0.02%
^Daniel Woodward, DC PLLC dba Doc's Body Shop	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/11/2028	39.8	39.8	35.1	0.01%
^Baby Gentry's Childcare & Learning Academy	Social Assistance	Term Loan	Prime plus 2.75%	5/10/2028	10.9	10.9	9.6	—%
^P & M Entertainment, LLC dba Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/10/2028	116.3	116.3	106.9	0.04%
^Buy Gitomer Inc., Gitgo LLC.,GitGo Archives, LLC, and Jeffrey Gitomer	Educational Services	Term Loan	Prime plus 2.75%	5/9/2043	719.9	719.9	785.6	0.27%
^Whitetail Nurseries Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2028	258.4	258.4	247.0	0.09%
^Oculi Entertainment Inc	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	5/8/2028	21.7	21.7	19.1	0.01%
^Schmaltz Operations LLC dba Companion Camp	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/7/2028	58.0	58.0	55.5	0.02%
^Container Shipping, LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	5/4/2028	48.3	48.3	42.5	0.01%
^Wilbur Standford Jr Trucking and Excavating, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/3/2028	231.8	231.8	226.1	0.08%
^Warner Family Restaurant LLC dba Burgerim	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/3/2028	20.1	20.1	18.5	0.01%
Olmsted LLC and 626 Van LLC dba Maison Yaki	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/1/2029	188.2	188.2	171.7	0.06%
^McIntosh Trail Management Service Organization, Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/1/2028	91.8	91.8	94.8	0.03%
^Sunlinc Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2028	9.4	9.4	8.2	—%
^SOWC Associates LLC dba Serenity Oaks Wellness Center	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/30/2043	1,242.1	1,242.1	1,355.4	0.47%
^Saltamontes Tire Company, LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/30/2043	101.7	101.7	106.7	0.04%
Metropolitan Solutions Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2043	34.2	34.2	37.3	0.01%
^Brenden Kehren Development LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2028	2.9	2.9	2.5	—%
^Corona Dance, LLC dba Huracan Dance Studio	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	4/30/2028	11.5	11.5	10.1	—%
^Little Angels Daycare and Learning Center LLC	Social Assistance	Term Loan	Prime plus 2.75%	4/27/2043	159.4	159.4	173.9	0.06%
^Rory James Contracting LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	4/27/2028	15.4	15.4	13.6	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Kastoria Inc. dba Bantam Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2028	14.4	14.4	12.8	—%
^Suraj Enterprises, Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/27/2028	300.6	300.6	284.5	0.10%
^Contrada Snacks LLC	Truck Transportation	Term Loan	Prime plus 2.75%	4/27/2028	9.8	9.8	8.6	—%
^Pledge 4 Hope LLC	Data Processing, Hosting, and Related Services	Term Loan	Prime plus 2.75%	4/26/2028	14.4	14.4	12.7	—%
^RWT Corporation dba Welding Works	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2028	498.6	498.6	458.4	0.16%
^Matrix Z, LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2028	72.6	72.6	72.0	0.03%
^K&S Hardware LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	4/26/2028	21.6	21.6	19.0	0.01%
^RWT Corporation dba Welding Works	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/26/2043	210.9	210.9	205.9	0.07%
^LMH Optics LLC dba Sterling Optical	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/26/2028	48.0	48.0	42.4	0.01%
^Joe & Sons Service, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/24/2028	108.0	108.0	111.5	0.04%
Kneading Dough LLC dba NY Bagel Cafe & Deli, NY Bagel, New York Bagel	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/23/2029	18.1	18.1	16.7	0.01%
^Just for Boats LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2043	17.4	17.4	18.9	0.01%
^Nando LLC dba Tall Timbers Banquet and Conference Center	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/20/2028	19.4	19.4	17.6	0.01%
^Digzy Dogz and Grill LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/20/2028	8.6	8.6	8.3	—%
^Spitnale's Garage LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2043	59.8	59.8	62.1	0.02%
^Rosemarie Products Company LLC	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	4/18/2028	14.4	14.4	12.7	—%
^Means Enterprises LLC	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	4/18/2028	7.2	7.2	6.4	—%
^James L Shoemaker APCC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/18/2028	15.4	15.4	13.6	—%
^Veterinary Preventive Care, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/18/2028	44.9	44.9	41.0	0.01%
^A New Dawn Psychotherapy Associates, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/18/2043	86.8	86.8	88.0	0.03%
^Southern HVAC LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2043	22.3	22.3	22.4	0.01%
^Southern Oaks Athletic Club, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/17/2043	364.3	364.3	389.5	0.14%
^The Vine, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/17/2028	12.4	12.4	11.3	—%
^Southern HVAC LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2028	38.4	38.4	36.4	0.01%
^1301 Starks Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/16/2028	21.6	21.6	21.8	0.01%
^Patricia A. Freeman & Samuel C. Freeman dba Teenas Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/13/2043	43.1	43.1	45.1	0.02%
^Precision Components Group Inc	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	4/11/2028	21.6	21.6	20.7	0.01%
^Sexy Nails Center LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/10/2043	200.8	200.8	215.7	0.08%
^Mark Baker	Truck Transportation	Term Loan	Prime plus 2.75%	4/9/2028	11.5	11.5	10.5	—%
^Innovation Transport LLC	Truck Transportation	Term Loan	Prime plus 2.75%	4/6/2028	49.3	49.3	47.1	0.02%
^Newsome Mobile Notary LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/5/2028	5.0	5.0	4.4	—%
^Shree Lakshminarayyn Grocery Stores LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	4/5/2043	119.0	119.0	125.3	0.04%
^Bean City Bar and Grill LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/4/2043	93.7	93.7	99.1	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Alaska Industrial Paint LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/30/2043	220.9	220.9	231.5	0.08%
^GQ Investments,LLC	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	Prime plus 2.75%	3/30/2028	200.8	200.8	180.6	0.06%
^B&C Texas Leasing Inc and M&W Hot Oil, Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	3/30/2028	935.0	935.0	894.7	0.31%
^Master Roofing and Siding Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/30/2028	252.8	252.8	222.3	0.08%
^Romancing the Stone	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/30/2043	345.3	345.3	356.8	0.12%
^Alaska Industrial Paint LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/30/2028	119.0	119.0	118.3	0.04%
^Michael S Brown Physical Therapy, P.C	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/30/2028	94.2	94.2	82.9	0.03%
^Arrow Freight Inc	Truck Transportation	Term Loan	Prime plus 2.75%	3/30/2028	671.7	671.7	590.6	0.21%
^B&C Texas Leasing Inc.,M & W Hot Oill, Inc	Truck Transportation	Term Loan	Prime plus 2.75%	3/30/2043	267.4	267.4	270.9	0.09%
^Fifth Wheel Truck Stop 001	Gasoline Stations	Term Loan	Prime plus 2.75%	3/30/2043	1,135.3	1,135.3	1,134.1	0.39%
^Boulevard Books Inc.	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/30/2043	120.1	120.1	126.7	0.04%
^Technical Ordnance Solutions,LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2028	1,142.6	1,142.6	1,012.9	0.35%
^Payne's Environmental Services LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/30/2028	216.2	216.2	205.3	0.07%
^America's Little Leaders Academy, Inc	Social Assistance	Term Loan	Prime plus 2.75%	3/30/2043	22.3	22.3	23.6	0.01%
^Kaz Wellness, LLC dba Grounded Wellness Center	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2028	15.2	15.2	14.0	—%
^Hot Shot Services, Inc and TFB, Ltd Co	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/29/2043	396.2	396.2	432.0	0.15%
Lou & Choo Enterprises Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2044	33.8	33.8	37.0	0.01%
^Montage Mountain Resorts, LP	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/28/2043	1,238.0	1,238.0	1,350.0	0.47%
^Clancy 15 LLC and Allied Molded Products LLC	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/28/2028	147.5	147.5	140.2	0.05%
^Kenneth Whelchel dba Whelchel Fencing and Construction	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/28/2028	62.0	62.0	57.6	0.02%
^Clancy 15 LLC and Allied Molded Products LLC	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	3/28/2043	212.9	212.9	214.7	0.07%
^Corning Lumber Company Inc & Frank R Close & Son Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/28/2028	83.5	83.5	86.1	0.03%
^Cartwright Termite & Pest Control Inc. and Cartwright Termite & Pest Co.	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/28/2028	222.1	222.1	209.5	0.07%
^K.C. Communications, Inc.	Telecommunications	Term Loan	Prime plus 2.75%	3/27/2028	59.6	59.6	61.5	0.02%
^Towing Professionals of Arizona Inc dba Shamrock Towing	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/26/2028	143.1	143.1	131.4	0.05%
^Towing Professionals of Arizona Inc dba Shamrock Towing	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/26/2043	533.6	533.6	520.4	0.18%
^Cable Management, LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	94.5	94.5	90.3	0.03%
^Sunshine Tents and Event Rentals LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	3/23/2028	58.9	58.9	60.7	0.02%
^Shweiki Media Inc dba Study Breaks Magazine	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/23/2028	71.6	71.6	72.4	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Aque Investment Group LLC	Real Estate	Term Loan	Prime plus 2.75%	3/23/2028	253.3	253.3	261.2	0.09%
^Denton BioFuels LLC and Amercian BioSource, LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	93.0	93.0	86.8	0.03%
^All Regional Recyclers of Wood LLC dba ARROW	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2028	125.2	125.2	119.5	0.04%
^New York Label & Box Corp	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/23/2043	1,238.0	1,238.0	1,288.6	0.45%
^Sofasco, Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/23/2043	99.0	99.0	99.2	0.03%
^Kajun Martial Arts LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/23/2028	21.5	21.5	19.2	0.01%
^ME Interiors LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/22/2028	17.9	17.9	15.7	0.01%
^GeoTek Alaska, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/21/2043	841.9	841.9	878.6	0.31%
^Rexco Foods LLC dba Papa John's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/20/2028	40.6	40.6	35.7	0.01%
^RTSP Union LLC	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	9/20/2028	1,182.3	1,182.3	1,107.4	0.39%
^Cest Chic Concepts, LLC dba Salon Cest Chic	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/19/2028	10.7	10.7	9.7	—%
^Petroleum Equipment & Services, Inc	Support Activities for Mining	Term Loan	Prime plus 2.75%	3/16/2028	238.5	238.5	244.1	0.08%
^Camerabots Media, LLC	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	3/16/2028	14.3	14.3	12.9	—%
^Car Pro Auto Spa of Stuart, LLC dba Tide Pools Island Gifts	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/16/2028	21.5	21.5	22.1	0.01%
^Rojenco, Inc. dba Buggy Bathe Auto Wash Lube & Detail Shoppe	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/15/2043	514.0	514.0	542.8	0.19%
^Rojenco II,Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/15/2043	76.3	76.3	80.6	0.03%
^Bear Bones, Inc.	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	3/15/2043	22.3	22.3	23.8	0.01%
^CTD Operations Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2028	63.2	63.2	56.6	0.02%
^Rojenco, Inc. dba The Buggy Bathe Auto Wash Lube & Detail Shoppe	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/15/2043	76.3	76.3	80.6	0.03%
^Rojenco II, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/15/2043	398.6	398.6	420.9	0.15%
^Summit Insights Group LLC	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/14/2028	84.9	84.9	74.6	0.03%
^Dante Ultimate Cleaning Service LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/9/2028	9.7	9.7	9.2	—%
^SRG Waterfront LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/9/2028	298.2	298.2	265.8	0.09%
^2b Mom Inc dba Mom's the Word Maternity	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	3/9/2028	93.1	93.1	81.9	0.03%
^Bee Kidz Funzone Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/9/2028	186.6	186.6	169.9	0.06%
^Integrity Machinery Moving, LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	3/8/2028	21.5	21.5	22.1	0.01%
^Treft Systems Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/8/2028	14.3	14.3	12.7	—%
^Unpainted Arizona, LLC dba Westside Bowl	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/7/2043	103.5	103.5	107.0	0.04%
^Play4Fun dba Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/7/2028	170.4	170.4	156.8	0.05%
^Espinoza & Salinas Group Ltd dba Credit 360 Consulting	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/2/2028	4.7	4.7	4.3	—%
^BC Bishop Enterprises LLC dba 9Round Pooler	Educational Services	Term Loan	Prime plus 2.75%	3/2/2028	8.0	8.0	7.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Stepping Stones Childrens Academy	Social Assistance	Term Loan	Prime plus 2.75%	3/2/2043	252.0	252.0	268.3	0.09%
^Connie Engelbrecht	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	2/28/2028	2.8	2.8	2.6	—%
^The Law Offices of Samuel R Miller LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/28/2043	117.7	117.7	128.0	0.04%
^Merciful Heavenly Homes, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	2/28/2043	65.6	65.6	71.5	0.02%
^Urban Fitness Group LLC dba Crunch Fitness Group LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2028	212.4	212.4	219.0	0.08%
^Carey Collision Repairs Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/27/2028	71.1	71.1	64.2	0.02%
^Betty's Catering Corp, Betty's Decoration & Wedding Center Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/26/2043	352.9	352.9	384.8	0.13%
^Purely Seed LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	2/26/2028	118.5	118.5	104.2	0.04%
^Carries Cakes and Catering, Inc dba Carrie's Cakes and Confections	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/23/2028	4.9	4.9	4.3	—%
^Jackpine Technologies Corporation	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	2/22/2028	75.0	75.0	72.3	0.03%
^Crossfit iQ LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/21/2028	40.3	40.3	36.5	0.01%
^Wellfleet Consulting Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/21/2028	14.2	14.2	12.5	—%
^New View Media Group LLC	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	2/16/2028	78.2	78.2	80.7	0.03%
^Town & Country Transportation Co.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	2/16/2028	62.8	62.8	64.8	0.02%
^Lulinjett LLC dba All American Printing & Design	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	2/14/2043	105.4	105.4	115.0	0.04%
^JumboMarkets, Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/13/2028	196.7	196.7	179.3	0.06%
^Margab Inc dba Smoothie King	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/13/2028	12.1	12.1	10.9	—%
^Tony Herring & Associates, Inc.	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	2/9/2028	7.8	7.8	7.9	—%
^Start "UP "Dreams, Inc dba SDC Concrete and Start"UP" Dream Construction	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/9/2028	71.1	71.1	66.2	0.02%
^Quality Machine of Iowa, Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	2/9/2028	1,223.3	1,223.3	1,172.9	0.41%
^Apps Inc., Market Share, and Singular Leaseholdings LLC	Telecommunications	Term Loan	Prime plus 2.75%	2/8/2028	497.4	497.4	437.4	0.15%
^De La Vega LLC dba De La Vega Deland and De La Vega Oviedo	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/7/2028	74.4	74.4	68.1	0.02%
^Macrotech Integrated Management Solutions dba Extreme Lawn Care	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/5/2028	11.4	11.4	11.7	—%
^Midlothian Hardware Inc dba Grills True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	2/2/2028	14.2	14.2	14.6	0.01%
^M&R Wong LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/1/2028	11.3	11.3	10.0	—%
^Chace Building Supply of CT Inc.,	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	1/31/2043	296.7	296.7	323.6	0.11%
^Rocco'sLandscaping LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/31/2043	74.1	74.1	80.8	0.03%
^USA General Investment LLC dba Braniff Paint and Body Shop	Repair and Maintenance	Term Loan	Prime plus 2.75%	1/31/2028	14.1	14.1	12.8	—%
^WydeBodi, LLC dba Wyde Bodi Auto Tags	Support Activities for Transportation	Term Loan	Prime plus 2.75%	1/30/2043	46.9	46.9	49.4	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^New Phaze Packaging Inc	Paper Manufacturing	Term Loan	Prime plus 2.75%	1/26/2043	947.6	947.6	1,026.9	0.36%
^Parati USA Inc	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	1/25/2028	20.0	20.0	17.6	0.01%
^Concrete Services LLC and James Ward	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/25/2028	94.2	94.2	87.9	0.03%
^Southside BBQ Corp	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/25/2028	18.4	18.4	18.9	0.01%
^Flair Interiors, Inc dba Giant Don's Flooring America	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	1/24/2028	129.5	129.5	133.6	0.05%
^Tier1 Solutions LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/23/2028	7.1	7.1	6.4	—%
^Lavish Specs Inc	Machinery Manufacturing	Term Loan	Prime plus 2.75%	1/19/2028	7.1	7.1	6.2	—%
^Friend Contractors, LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	1/19/2043	229.7	229.7	238.2	0.08%
^Weeping Willow Kennels, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/19/2028	9.9	9.9	10.2	—%
^Lou & Choo Enterprises Inc dba Lou & Choo Lounge	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/18/2043	113.6	113.6	117.0	0.04%
^MedWorxs Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/18/2028	74.2	74.2	65.2	0.02%
^Specialized Dairy Processors LLC and Nathaly Zapata	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/16/2028	61.2	61.2	53.8	0.02%
^Human Resource Time Manager LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/8/2028	14.6	14.6	15.0	0.01%
^Impress Therapeutic Massage LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/8/2043	62.2	62.2	66.0	0.02%
^Sandfree Systems LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	1/5/2028	7.1	7.1	7.3	—%
^Crad Holding LLC dba Neighborhood Laundry of Bloomfield	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/5/2028	58.9	58.9	52.2	0.02%
^Social Link LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/29/2027	10.5	10.5	9.2	—%
^Anglin Cultured Stone Products LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	12/27/2042	635.1	635.1	629.6	0.22%
^Morrocco Method, Inc	Chemical Manufacturing	Term Loan	Prime plus 2.75%	12/27/2042	719.0	719.0	763.7	0.27%
^Dudeck Enterprise LLC dba Detail Garage Las Vegas	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/22/2027	15.2	15.2	15.7	0.01%
^O'Rourke's Diner, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/22/2027	3.5	3.5	3.4	—%
^Muckamuck Trucks, Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	12/22/2027	12.9	12.9	12.3	—%
^Advance Case Parts Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/22/2027	46.4	46.4	44.6	0.02%
^TrialHawk Litigation Group LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/22/2027	14.7	14.7	12.9	—%
^Landmark Ventures USA Inc	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	12/22/2027	58.5	58.5	51.4	0.02%
^Medical Plaza of Boro Park PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/22/2027	58.5	58.5	51.4	0.02%
^Bisson Transportation Inc	Truck Transportation	Term Loan	Prime plus 2.75%	12/22/2027	70.2	70.2	69.0	0.02%
^Jacliff Investments Inc dba International Heal	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/22/2027	46.8	46.8	41.1	0.01%
^Salida Family Chiropractic-PPLC dba Salida Sport and Spine	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/22/2027	11.2	11.2	9.9	—%
^Lab Partner, LLC and Beechtree Diagnostics, LLP and Cottonwood Diagnostics	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/22/2027	728.4	728.4	648.5	0.23%
^CT Auto Spa LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/21/2027	202.8	202.8	206.6	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Blue Lagoon Resort, LLC dba Hill View Cottages	Accommodation	Term Loan	Prime plus 2.75%	12/21/2042	186.6	186.6	203.3	0.07%
^DHD Enterprise LLC dba Edible Arrangements #1699	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/21/2027	21.4	21.4	19.7	0.01%
^Tropical Stone LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/21/2027	175.8	175.8	181.1	0.06%
^Ameco Forest Products LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/21/2027	163.8	163.8	168.7	0.06%
^DBMS Consulting, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/20/2027	70.2	70.2	67.2	0.02%
^Best Quality Home Care LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/19/2027	7.4	7.4	6.5	—%
^CZAR Industries, Inc.	Machinery Manufacturing	Term Loan	Prime plus 2.75%	12/19/2027	248.9	248.9	233.3	0.08%
^Auto Excellance of Fort Myers Inc.	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/19/2042	104.8	104.8	114.2	0.04%
^1-0 Granny's Helpful Hands, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/15/2027	21.1	21.1	18.7	0.01%
^Legion Bowl, Inc & Legion Pub Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/15/2042	329.7	329.7	359.3	0.12%
^Montessori Community School	Social Assistance	Term Loan	Prime plus 2.75%	12/15/2027	59.6	59.6	56.6	0.02%
^Ocean Trans LLC & Dehal Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	12/15/2042	601.8	601.8	599.0	0.21%
^Capital Containers LLC	Truck Transportation	Term Loan	Prime plus 2.75%	12/15/2027	21.1	21.1	18.9	0.01%
^Crystal II Auto Glass Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/15/2027	14.1	14.1	12.4	—%
Neville Galvanizing, Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2042	625.0	625.0	641.5	0.22%
^JMD Aviation Holdings, LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/15/2027	468.0	468.0	473.7	0.16%
^Peanut Butter & Co., Inc	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/15/2027	210.6	210.6	184.9	0.06%
^KR Calvert & Co, LLC	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	12/14/2027	446.3	446.3	393.5	0.14%
^Royalty Freight Inc	Truck Transportation	Term Loan	Prime plus 2.75%	12/14/2027	625.9	625.9	549.6	0.19%
^Atlas Geo-Constructors, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/14/2027	284.5	284.5	275.3	0.10%
^Barcade Holdings, LLC, Barcade LLC,& Barcade New Haven LLC	Management of Companies and Enterprises	Term Loan	Prime plus 2.75%	12/14/2027	59.0	59.0	52.8	0.02%
^Heung Kyun Im	Nonstore Retailers	Term Loan	Prime plus 2.75%	12/14/2027	14.5	14.5	12.7	—%
^AADJ Empire Inc and AADJ Galaxy Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2042	178.8	178.8	181.2	0.06%
^LP Industries Inc. dba Childforms	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	12/14/2027	70.3	70.3	68.6	0.02%
^Beale Street Blues Company Inc.dba B.B. King's Club-Memphis	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/14/2027	942.9	942.9	834.9	0.29%
^Hana Pastries Enterprises LLC dba Hana Kitchens, Hana Pastries, Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	12/14/2027	90.3	90.3	89.6	0.03%
^Nichols Fire and Security LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/13/2042	86.3	86.3	89.3	0.03%
^Hardway Inc & AFC Leasing Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/13/2027	871.8	871.8	765.5	0.27%
^LPB LPB Property Management Inc dba Wilderness View Cabins & Ellijay C	Real Estate	Term Loan	Prime plus 2.75%	12/12/2042	98.6	98.6	107.0	0.04%
^Clore Construction LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/12/2027	433.2	433.2	415.5	0.14%
^Jai Ganeshai LLC, Mahiveera 1 LLC, Mahiveera 2 LLC & KSVP LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	12/12/2027	46.8	46.8	41.1	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Big Picture Group LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/12/2027	351.0	351.0	321.7	0.11%
^Sky Way Enterprises, Inc, A-Liner-8-Aviation, Inc, Kissimmee Aviation	Air Transportation	Term Loan	Prime plus 2.75%	12/12/2027	468.0	468.0	410.9	0.14%
^A-1 Van Services Inc	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	12/12/2027	673.6	673.6	651.9	0.23%
^The Ohio Valley Group Inc dba Ohio Valley Landscapes & Design	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/12/2027	14.0	14.0	12.8	—%
^Clear Sound Communications, Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/8/2027	3.5	3.5	3.1	—%
^AV Strategy Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	12/8/2027	414.1	414.1	389.4	0.14%
^JVLS LLC dba Vaccines 2 Go	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/7/2027	14.0	14.0	12.3	—%
^Kim Howard Corp dba NPN Machine Tools	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/7/2042	568.2	568.2	617.2	0.21%
^IHC Hardware Inc.	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/6/2042	98.6	98.6	98.7	0.03%
^Driven Powersports, Inc	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/6/2027	81.9	81.9	71.9	0.03%
^Earth First Recycling LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/6/2027	72.8	72.8	72.9	0.03%
^ODS Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/6/2027	45.9	45.9	42.7	0.01%
^Healthcare Interventions, Inc dba Brightstar Healthcare of & Brightstar	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/4/2027	14.0	14.0	12.3	—%
^Oil Palace, Inc.	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	12/4/2042	976.8	976.8	1,064.4	0.37%
^PS Camping Inc.	Accommodation	Term Loan	Prime plus 2.75%	12/1/2027	18.9	18.9	19.1	0.01%
^Square1 Partners, LLC	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/1/2027	58.5	58.5	51.4	0.02%
^Utara LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/1/2027	22.0	22.0	20.4	0.01%
^Linda Jean Howard Riley dba The Rusty Bolt	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/1/2042	20.7	20.7	22.6	0.01%
^Salud Bar & Grill LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/1/2027	52.6	52.6	46.5	0.02%
^Fortress Verve Inc, Maurice R. Margules and Antonie C. Reinhard	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	11/30/2027	122.0	122.0	122.1	0.04%
^WTI Distribution Inc	Support Activities for Transportation	Term Loan	Prime plus 2.75%	11/30/2027	37.2	37.2	35.3	0.01%
^Frontier Sand LLC	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	11/30/2027	479.0	479.0	473.3	0.16%
^Create- A- Stitch, Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/30/2042	86.2	86.2	92.7	0.03%
^J. Venture Holdings, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/30/2027	11.6	11.6	11.9	—%
^Skin Beauty Bar Inc. and Tameka J. Mathis	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/30/2027	8.4	8.4	7.6	—%
^OPH Lexington, Inc	Social Assistance	Term Loan	Prime plus 2.75%	11/29/2042	192.8	192.8	210.1	0.07%
^Clearwater Transportation LTD dba Thrifty Car Rental, Dollar Rent A Car	Rental and Leasing Services	Term Loan	Prime plus 2.75%	11/29/2027	160.4	160.4	144.1	0.05%
^Our Playhouse Preschool, LLC	Social Assistance	Term Loan	Prime plus 2.75%	11/29/2042	233.8	233.8	254.8	0.09%
^Amped Coffee Company LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/28/2027	58.2	58.2	60.0	0.02%
^Beacon Brewing LLC and C' Sons, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/27/2042	125.1	125.1	136.3	0.05%
^Step Up Academy of the Arts, LLC	Educational Services	Term Loan	Prime plus 2.75%	11/22/2027	14.7	14.7	12.9	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Webtez Inc dba Mod Vans	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/22/2027	65.1	65.1	57.5	0.02%
^JMD Corporation dba Dart's True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/22/2027	17.4	17.4	16.5	0.01%
^Glencadia Corporation	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/21/2027	3.5	3.5	3.1	—%
^Grumpy's Restaurant Company, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/21/2027	66.1	66.1	58.2	0.02%
^Cali Fit Meals	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/21/2027	20.9	20.9	19.9	0.01%
^PB Market LLC dba Pure Barre	Educational Services	Term Loan	Prime plus 2.75%	11/21/2027	100.9	100.9	88.7	0.03%
^N Transport LLC	Truck Transportation	Term Loan	Prime plus 2.75%	11/20/2027	385.5	385.5	338.5	0.12%
^N Transport LLC	Truck Transportation	Term Loan	Prime plus 2.75%	11/20/2042	175.3	175.3	164.3	0.06%
^B Lam LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/20/2042	178.6	178.6	190.0	0.07%
^Maya Motel, LLC dba Town House Motel	Accommodation	Term Loan	Prime plus 2.75%	11/17/2042	56.2	56.2	61.2	0.02%
^TPE Midstream LLC, Dasham Company dba Sahm Co & S & S Ventures Inc.	Rental and Leasing Services	Term Loan	Prime plus 2.75%	11/17/2027	175.8	175.8	170.7	0.06%
^SSI Refrigerated Express Inc. and Robert M Stallone	Truck Transportation	Term Loan	Prime plus 2.75%	11/17/2027	59.4	59.4	53.4	0.02%
^Jacob's Towing, Inc.dba Jacob's Automotive Locksmith & Jacob's Auto Repair	Support Activities for Transportation	Term Loan	Prime plus 2.75%	11/17/2027	46.5	46.5	42.8	0.01%
^Southern Specialty Contractor, LLC & Ronald David Holbrook Jr.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/17/2027	49.3	49.3	43.7	0.02%
^H & H Hotshot Services, Inc.	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/16/2027	65.1	65.1	59.7	0.02%
^Murf & Sons LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/16/2027	154.7	154.7	138.0	0.05%
^J R Wholesale Tires & Auto Center, LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/15/2042	13.3	13.3	14.5	0.01%
^Marcaco LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	11/15/2042	651.7	651.7	693.3	0.24%
^Auto Rx LLC,J&P Auto Repair Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/15/2042	193.3	193.3	209.2	0.07%
Paramount Dance Studios Inc. and Homestead Dance Supply	Educational Services	Term Loan	Prime plus 2.75%	10/14/2043	408.5	408.5	432.7	0.15%
^GFA International Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/13/2027	87.2	87.2	89.8	0.03%
^Wing King at the Gardens LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/10/2027	9.1	9.1	8.0	—%
^Linqserv Inc.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	11/9/2027	574.1	574.1	548.7	0.19%
^Hofgard & Co, Inc dba Hofgard Benefits and James Marsh	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	11/8/2027	13.8	13.8	12.1	—%
^JNP Delivery Inc	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/7/2027	104.1	104.1	97.5	0.03%
^His Loving Hands Christian Academy, Inc.	Social Assistance	Term Loan	Prime plus 2.75%	11/6/2042	90.4	90.4	96.1	0.03%
^Sterling Campbell Insurance Agency, Inc	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	11/3/2027	7.0	7.0	6.1	—%
^S & S Auto Body Shop Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/3/2042	162.6	162.6	175.5	0.06%
^Top Quality Dent Service LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/2/2027	5.6	5.6	4.9	—%
^Edge Studios Inc Radiant Yoga LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/1/2027	61.6	61.6	55.5	0.02%
^Rachael Reel dba Rachel Reel Insurance Age	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	10/31/2027	6.9	6.9	6.1	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Berza TLG,LLC dba The Little Gym of Lake Charles	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/31/2027	39.2	39.2	35.1	0.01%
^The Five Lakes LLC	Educational Services	Term Loan	Prime plus 2.75%	10/30/2042	467.3	467.3	509.2	0.18%
^Die Hard Used Car Sales	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	10/30/2042	55.4	55.4	60.4	0.02%
^Blue Eagle Transport Inc, Golden Eagle Transport, Inc	Couriers and Messengers	Term Loan	Prime plus 2.75%	10/27/2027	34.7	34.7	31.4	0.01%
^Sage Oil LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	10/27/2027	9.2	9.2	8.2	—%
^Ashore Ventures Inc dba PuroClean Professional Restoration	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/27/2027	13.4	13.4	12.2	—%
^Cardinal Homes, Inc	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	10/27/2027	101.0	101.0	104.1	0.04%
^Suzie LLC dba Tony D's Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/25/2042	86.1	86.1	92.5	0.03%
^White Walker LLC dba Frenchette	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/25/2027	258.9	258.9	266.7	0.09%
^Grand Blanc Lanes, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/25/2027	13.9	13.9	14.3	—%
^Schafer Fisheries Inc	Food Manufacturing	Term Loan	Prime plus 2.75%	10/25/2027	32.3	32.3	33.3	0.01%
^Action Physical Therapy Yoga and Wellness Center Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/24/2027	20.8	20.8	20.4	0.01%
^The Jig, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/24/2042	74.8	74.8	79.1	0.03%
^Florida Apnea Diagnostics LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/20/2027	146.5	146.5	131.1	0.05%
^Looky Enterprises, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/18/2027	61.4	61.4	55.4	0.02%
^Island Refrigeration & AC Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/18/2042	138.6	138.6	144.3	0.05%
^H and K Dry Cleaning LLC, Quintero Shopping Center LLC, Aqua Laundry	Electronics and Appliance Stores	Term Loan	8%	10/17/2042	63.3	63.3	69.0	0.02%
^Blueridge Armor LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	10/17/2027	7.6	7.6	7.2	—%
^Albas Bar & Grill LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/13/2042	44.3	44.3	44.5	0.02%
^Cortez Landscaping, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/13/2027	17.7	17.7	16.5	0.01%
^Crawfordsville Fitness LLC dba Planet Fitness	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/13/2027	114.6	114.6	103.4	0.04%
^On Call Services LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	10/13/2027	16.6	16.6	17.1	0.01%
^JD Ventures LLC and JD Roof Co LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/12/2027	20.8	20.8	18.7	0.01%
^Pro Anderson, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/11/2027	49.9	49.9	44.5	0.02%
^Sandbox Ventures LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/11/2027	17.3	17.3	17.0	0.01%
^Eye Optique Inc.	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	10/5/2027	13.9	13.9	12.2	—%
^Becky Lou Corp dba Rent A Center	Rental and Leasing Services	Term Loan	Prime plus 2.75%	10/2/2027	84.2	84.2	78.9	0.03%
^Ains Holding Company LLC	Management of Companies and Enterprises	Term Loan	Prime plus 2.75%	10/2/2027	75.8	75.8	68.3	0.02%
^Dan Cline Transport Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	9/29/2030	948.9	948.9	864.6	0.30%
^Cagwin Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	9/29/2042	321.7	321.7	344.6	0.12%
^Sashshel Corporation	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/29/2042	209.1	209.1	227.7	0.08%
^Threads of Time LLC	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	9/29/2042	135.1	135.1	139.1	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Harco Metal Products Inc	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	9/29/2042	483.3	483.3	479.2	0.17%
^Miechella Suzette Decker	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/29/2042	98.4	98.4	107.1	0.04%
^Chicago American Manufacturing LLC, Dockside Steel Processing LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/29/2042	1,230.3	1,230.3	1,289.0	0.45%
^Pets A Go Go LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/28/2042	195.5	195.5	206.8	0.07%
^Rhode Island Tennis Management LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2042	540.4	540.4	555.3	0.19%
^Nicholson Lumber Co Inc.	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/28/2030	202.9	202.9	204.5	0.07%
^Rhode Island Tennis Management LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2042	376.3	376.3	386.7	0.13%
^National Media Services, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2027	17.2	17.2	15.1	0.01%
^Complete Care IT LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/27/2027	13.5	13.5	11.8	—%
^Technologist Inc	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/27/2027	318.5	318.5	316.0	0.11%
^Rollins Construction & Trucking LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	9/26/2027	312.4	312.4	311.0	0.11%
^Inspirations Food Design, Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/26/2042	460.0	460.0	478.7	0.17%
^KB Waterjet Cutting LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/22/2027	9.4	9.4	8.7	—%
^JPS Arthur Kill Rd Bakery Corp dba Aunt Butches of Brooklyn	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/22/2027	20.6	20.6	18.3	0.01%
^Magnation Corporation	Utilities	Term Loan	Prime plus 2.75%	9/22/2027	45.9	45.9	47.2	0.02%
^Sallee Pro-Custom Fabrication Shop LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/21/2027	8.3	8.3	8.5	—%
^Sound Manufacturing, Inc. & Monster Power Equipment, Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/20/2027	183.3	183.3	177.1	0.06%
^Alpha Preparatory Academy LLC	Social Assistance	Term Loan	Prime plus 2.75%	9/20/2042	159.7	159.7	163.6	0.06%
^CR Park Incorporated dba Define Body and Mind	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/20/2027	92.1	92.1	83.8	0.03%
^Denek Contracting Inc and Denek Leasing LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/20/2042	206.3	206.3	224.6	0.08%
^Excel, RP Inc.	Machinery Manufacturing	Term Loan	Prime plus 2.75%	9/20/2027	91.7	91.7	86.3	0.03%
^Max Home Deliveries, Inc	Couriers and Messengers	Term Loan	Prime plus 2.75%	9/20/2027	74.1	74.1	69.1	0.02%
^Montessori Community School	Social Assistance	Term Loan	Prime plus 2.75%	9/20/2042	387.8	387.8	390.9	0.14%
^Imagine By Carleen, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/20/2027	6.9	6.9	6.8	—%
^NY Tent LLC & NY Tent Parent, LLC dba Tent Company of New York	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/20/2027	942.4	942.4	917.5	0.32%
^Alexander Pierce Corporation	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/20/2042	613.6	613.6	632.7	0.22%
^Commonwealth Diagnostics International, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2027	1,104.2	1,104.2	1,136.0	0.40%
^Insight Diagnostic Technologist Services	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2027	278.4	278.4	254.6	0.09%
^Venus Pizza, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/20/2042	90.4	90.4	98.4	0.03%
^CIS BIG DOG, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/19/2027	56.9	56.9	58.1	0.02%
^Stone's Construction and Remodeling, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/19/2027	4.8	4.8	4.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Party By Design Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/18/2042	1,190.5	1,190.5	1,216.5	0.42%
^Clark Realty LLC	Real Estate	Term Loan	Prime plus 2.75%	9/15/2027	58.6	58.6	54.8	0.02%
^Inglis Food Mart Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/15/2027	20.6	20.6	21.0	0.01%
^Clinton Food Market LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	9/15/2042	257.9	257.9	266.7	0.09%
^Li Family Spokane LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/15/2042	377.8	377.8	402.2	0.14%
^Tarleton & Family Landscaping, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/15/2027	76.8	76.8	69.8	0.02%
^Alaska Motor Home Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	9/13/2027	304.0	304.0	266.6	0.09%
^Nails By Mercede LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/13/2027	13.1	13.1	12.4	—%
^Fox Valley Rentals & Investments, LLC	Food Services and Drinking Places	Term Loan	Prime plus 3.75%	9/13/2027	6.9	6.9	7.0	—%
^Town & Country Transportation Co. and Popco, LLC.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/12/2042	165.8	165.8	180.5	0.06%
^Rajbai Maa Inc. dba Nara Lounge	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/12/2042	381.9	381.9	383.4	0.13%
^Morgan Lynn Kerstetter dba Catherine School of Dance	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/11/2027	6.9	6.9	7.1	—%
^Health & Performance Center, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/11/2027	18.7	18.7	16.4	0.01%
^Foxtail, LLC and Tottly New Services Corp	Social Assistance	Term Loan	Prime plus 2.75%	9/8/2042	286.2	286.2	296.9	0.10%
^Desert Ribs, LLC and Famous Charlie, LLC and Famous Freddie, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/8/2042	1,233.2	1,233.2	1,206.1	0.42%
^Echelon Planning Group, LLC dba Echelon Financial Services and Echelon	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	9/8/2027	6.9	6.9	6.9	—%
^Crazy Beatz Productions LLC	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 3.75%	9/7/2027	4.9	4.9	4.6	—%
^South Fulton Landscape & Nursery, Inc.	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/7/2042	98.4	98.4	107.2	0.04%
^Dreaming Big Learning Center Inc	Social Assistance	Term Loan	Prime plus 2.75%	9/5/2042	364.1	364.1	377.4	0.13%
^Big Coop's Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	9/1/2027	91.7	91.7	87.9	0.03%
^Blue EagleTransport Inc, Greeneagle Transport Inc & Golden Eagle Transport	Couriers and Messengers	Term Loan	Prime plus 2.75%	8/31/2027	349.9	349.9	316.4	0.11%
^The Pink Alli, LLC dba The Alli	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	8/30/2027	16.4	16.4	15.0	0.01%
^Busby Outdoor LLC	Real Estate	Term Loan	Prime plus 2.75%	8/29/2042	540.2	540.2	506.6	0.18%
^Busby Outdoor LLC	Real Estate	Term Loan	Prime plus 2.75%	8/29/2042	687.6	687.6	644.9	0.22%
^Parlay Disributors LLC	Educational Services	Term Loan	Prime plus 2.75%	8/25/2027	102.5	102.5	91.4	0.03%
^Lake County Tow LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	8/25/2042	85.9	85.9	88.5	0.03%
^InUSA Ventures Inc dba InUSA Services	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	8/24/2027	22.8	22.8	20.0	0.01%
^Genuine Ventures LLC and Seaweed Ventures LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/24/2030	524.6	524.6	502.4	0.17%
^R & R Strength & Conditioning Corp dba Crossfit Light House Point	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/23/2042	81.1	81.1	88.3	0.03%
^Delicias de Minas Restaurant, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/22/2027	188.0	188.0	187.8	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^L&V Auto Sales, Inc.	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	8/21/2027	16.4	16.4	16.9	0.01%
^M.E. Interiors LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/21/2027	15.0	15.0	13.2	—%
^Damiano Global Corp	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/21/2027	20.5	20.5	19.7	0.01%
^Tier1 Solutions LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/18/2027	17.1	17.1	15.7	0.01%
^Tony Herring & Associates, Inc	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	8/17/2027	6.8	6.8	6.0	—%
^Chester's World Enterprise LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/16/2027	20.5	20.5	18.8	0.01%
^D'Amato & Sons Construction, Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	8/11/2027	7.5	7.5	7.0	—%
^Roundhay Partners LLC and Roundhay Farming LLC	Crop Production	Term Loan	Prime plus 2.75%	8/8/2042	902.1	902.1	853.8	0.30%
^L & J Corporate Services Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/4/2027	6.8	6.8	6.0	—%
^Furniture Masters Limited Liability Company	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/3/2027	8.2	8.2	7.2	—%
^HMG Strategy LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/2/2027	45.5	45.5	39.9	0.01%
^Bowl Mor LLC dba Bowl Mor Lanes	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/31/2027	6.8	6.8	5.9	—%
^Hope Health Care, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	7/31/2027	9.5	9.5	8.3	—%
^Royal Blue Investments, Inc. and Cleland Pharmacy LLC	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	7/31/2042	51.9	51.9	55.6	0.02%
^Raffi's Inc dba Atlantic Auto Center	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/31/2027	12.9	12.9	13.1	—%
^Sharon G McMillen, MA Psychologist, Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/28/2027	16.8	16.8	14.8	0.01%
^HQTRONIC LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	7/27/2027	20.4	20.4	17.8	0.01%
^Oberon IT, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/26/2027	197.9	197.9	184.6	0.06%
^Gilles Peress Studio LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/25/2027	56.6	56.6	49.6	0.02%
^Obok LLC	Food Manufacturing	Term Loan	Prime plus 2.75%	7/21/2027	10.9	10.9	10.3	—%
^Ocean Trans LLC	Truck Transportation	Term Loan	Prime plus 2.75%	7/21/2027	33.9	33.9	29.7	0.01%
^Lil Tots' Learning Center LLC	Social Assistance	Term Loan	Prime plus 2.75%	7/21/2042	46.6	46.6	48.0	0.02%
^Matrix Z LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 3.75%	7/19/2027	6.8	6.8	7.1	—%
^Nova Solutions, Inc.	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	7/19/2027	22.6	22.6	22.6	0.01%
^Aitheras Aviation Group, LLC (OH) , Aitheras Aviation Group, LLC (FL)	Air Transportation	Term Loan	Prime plus 2.75%	7/18/2027	745.9	745.9	658.8	0.23%
^Wildflour Bakery & Cafe, LLC	Food Manufacturing	Term Loan	Prime plus 2.75%	7/17/2027	20.3	20.3	20.9	0.01%
^Koep Companies dba Pipestone True value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	7/14/2042	319.9	319.9	324.0	0.11%
^Florida Home and Kitchen LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/14/2027	10.9	10.9	9.5	—%
^Rocks Auto Exchange LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	7/13/2027	13.6	13.6	11.9	—%
^McCord Holdings, Inc. dba Fast Signs 176101	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/7/2027	17.0	17.0	15.2	0.01%
^Thrifty Market Inc dba Thrifty Foods	Food and Beverage Stores	Term Loan	Prime plus 2.75%	7/6/2027	92.9	92.9	85.5	0.03%
^The Country House Restaurant, LLC and Pelton Real Estate, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2042	48.9	48.9	53.3	0.02%
^Qycell Corporation	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/30/2027	68.5	68.5	71.0	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^J. T. O'Neill Company, L.L.C	Real Estate	Term Loan	Prime plus 2.75%	6/30/2027	13.5	13.5	12.4	—%
^Hamilton & Associates Real Estate and Investments Firm LLC	Real Estate	Term Loan	Prime plus 2.75%	6/30/2042	52.9	52.9	56.9	0.02%
^New Chicago Wholesale Bakery Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	6/30/2027	13.5	13.5	13.5	—%
^BQRS, Inc. DBA Gresham Meineke Car Care Center	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/30/2027	56.1	56.1	52.6	0.02%
^JWH Designs, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/30/2027	95.4	95.4	88.1	0.03%
^Veola's Day Spa and Wellness Center Inc.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/30/2027	8.2	8.2	7.8	—%
^J&M Civil Construction Services LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/30/2027	89.9	89.9	83.0	0.03%
^Best Bees Company	Animal Production and Aquaculture	Term Loan	Prime plus 2.75%	6/29/2027	20.2	20.2	18.7	0.01%
^Stiegelbauer Associates Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2027	278.0	278.0	288.4	0.10%
^Oakhill Farms, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/29/2030	93.1	93.1	98.0	0.03%
^Greensboro Plastic Surgical Associates, PA	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/29/2042	565.8	565.8	600.4	0.21%
^Malhame & Company Publishers & Importers Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/29/2027	80.9	80.9	74.8	0.03%
^Intellixion LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/29/2027	3.4	3.4	3.1	—%
^Ocean Trans LLC and Dehal Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	6/29/2027	541.1	541.1	499.8	0.17%
^Foxhop Fitness, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/28/2027	83.6	83.6	77.9	0.03%
^Akal Express Inc. dba Truck Trailer Service Stop	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/28/2042	58.7	58.7	64.1	0.02%
^Old Dominion Transportation Group, Inc.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	6/28/2027	909.2	909.2	855.7	0.30%
^Citibin, Inc.	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	6/27/2027	112.3	112.3	103.7	0.04%
^Auxiliary Systems Inc.,Sharrick Company, LLC & KMN, LLC	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	6/27/2030	228.3	228.3	236.6	0.08%
^WB Cleaners Inc. DBA $2.75 Cleaners	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/27/2027	14.7	14.7	15.3	0.01%
^Ains Holding Company, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2027	1,056.4	1,056.4	992.7	0.35%
^Four Seasons Laser Center Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/26/2042	213.6	213.6	227.6	0.08%
^Northern Industries, LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/23/2042	56.5	56.5	62.5	0.02%
^Rustic LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/23/2042	15.9	15.9	15.8	0.01%
^Vella Construction Enterprises, Inc. dba Vella Construction	Construction of Buildings	Term Loan	Prime plus 2.75%	6/23/2027	20.2	20.2	18.7	0.01%
^Birches Group, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/22/2027	44.9	44.9	41.5	0.01%
^Sanabi Investment ,,LLC dba Oscar's Moving and Storage	Truck Transportation	Term Loan	Prime plus 2.75%	6/20/2027	110.0	110.0	105.7	0.04%
^Scarlet Spartan Inc.dba FastSigns of Brighton	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/19/2027	50.0	50.0	47.0	0.02%
^Don G. Timpton DDS & Associates PA and Indsaad Properties,LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/16/2042	391.7	391.7	406.8	0.14%
^JAM Media Solutions, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/15/2027	56.1	56.1	51.8	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^All Regional Recyclers of Wood LLC dba ARROW, Superior Carting, LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/15/2042	304.0	304.0	321.8	0.11%
^Tele Tax Express Inc., El Rancho Paiso, LLC and Nestor Romero	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2042	90.5	90.5	98.5	0.03%
^ESA 365 Corp and Lucathor Realty LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/14/2042	22.0	22.0	23.7	0.01%
^Susan Hughes dba Aloha Junction B and B	Accommodation	Term Loan	Prime plus 2.75%	6/14/2042	60.7	60.7	67.2	0.02%
^Hull's Kitchen, LLC and HK Too, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/14/2042	94.3	94.3	104.1	0.04%
^Yachting Solutions LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/12/2027	106.7	106.7	105.2	0.04%
^Refoleen Inc dba Spice and Tea Exchange	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/8/2027	3.2	3.2	2.9	—%
^Earth First Recycling, LLC and 191 Clark Road, LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/5/2027	338.0	338.0	347.6	0.12%
^Skydive California, LLC	Educational Services	Term Loan	Prime plus 2.75%	6/2/2027	50.1	50.1	51.9	0.02%
^SCW, LLC dba Arthur Murray Dance Studio	Educational Services	Term Loan	Prime plus 2.75%	6/2/2042	142.8	142.8	152.4	0.05%
^Speaker City, Inc.and Speaker Town, LLC dba Rollin Thunder	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/1/2042	44.6	44.6	48.2	0.02%
^Impact Grounds Maintenance and Design, Inc.dba Impact Landscaping and	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/31/2042	77.6	77.6	85.0	0.03%
^Funtime, LLC and Universal Entertainment Group LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/31/2027	59.2	59.2	55.4	0.02%
^Ricnet III, Inc. dba Edible Arrangements	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/31/2027	13.2	13.2	12.4	—%
^Haroon Baig,Inc.dba US1 Petrol	Gasoline Stations	Term Loan	Prime plus 2.75%	5/31/2042	257.8	257.8	285.3	0.10%
^Sage Oil LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	5/31/2027	20.1	20.1	18.7	0.01%
^Chet Lemon Enterprises LLC dba All American Sports	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/26/2042	774.0	774.0	856.5	0.30%
^Mitchell Auto Repair, LLC and and C&M Mitchell, LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/26/2042	191.0	191.0	206.9	0.07%
^Eagle Wood Works LLC	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	5/26/2027	10.7	10.7	10.3	—%
^Hurricane Group, Inc.	Other Information Services	Term Loan	Prime plus 2.75%	5/26/2027	66.9	66.9	61.8	0.02%
^Swantown Inn & Spa LLC	Accommodation	Term Loan	Prime plus 2.75%	5/26/2042	124.2	124.2	136.4	0.05%
^Beyond Waves A Unique Salon LLC and Lori Ann Carlson	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/25/2027	13.4	13.4	12.5	—%
^Jung Design Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/25/2027	8.0	8.0	7.4	—%
^Locavore LLC dba Paloma Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/25/2027	44.6	44.6	42.3	0.01%
^Abdul Naushad MD PC dba Advanced Pain Centers	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/25/2042	384.6	384.6	418.5	0.15%
^Innovim, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/24/2027	300.9	300.9	277.9	0.10%
^Gill Express Inc. and Gill Express 2 LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/23/2042	330.9	330.9	350.4	0.12%
^Prestige Construction of Florida, LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	5/23/2042	328.6	328.6	344.2	0.12%
^GEM2K, LLC dba Precision Precast Group	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	5/19/2027	145.9	145.9	138.9	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Hayden Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	5/19/2027	210.1	210.1	205.6	0.07%
^Tres K Deli,Grocery,Fruit and Meat Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/19/2027	7.4	7.4	7.2	—%
^Iron Men Home Repair, Inc. and Ironmen House Lifting Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/19/2042	568.9	568.9	611.3	0.21%
^Enfield Tractor & Equipment Co	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/19/2027	264.6	264.6	264.9	0.09%
^PS Camping, Inc. dba Prospectors RV Resort	Accommodation	Term Loan	Prime plus 2.75%	5/19/2042	253.7	253.7	279.9	0.10%
^Mr. B's Bicycles & Mopeds, Inc.	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/18/2042	143.3	143.3	153.4	0.05%
^Waterford Plumbing Co, Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/18/2027	44.6	44.6	41.7	0.01%
^Bay Car Wash LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2042	117.9	117.9	126.9	0.04%
^Computech Computers Inc.	Educational Services	Term Loan	Prime plus 2.75%	5/17/2027	44.6	44.6	41.2	0.01%
^Arco Electrical Contractors Inc. dba Arco Construction Group	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	5/16/2027	320.8	320.8	311.4	0.11%
^Batter & Company,LLC dba Batter Co. Dessert Collection	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/16/2027	47.9	47.9	45.0	0.02%
^5 Stars Learning Center Inc	Social Assistance	Term Loan	Prime plus 2.75%	5/16/2042	60.4	60.4	64.7	0.02%
^Band Sawn Lumber,LLC and Nathan Ryan Adams	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	5/15/2042	111.1	111.1	117.3	0.04%
^Sanderson Distribution Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	5/12/2027	9.4	9.4	8.7	—%
^Keys Armored Express, Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/12/2027	35.7	35.7	34.0	0.01%
^SG Linke LLC	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	5/12/2027	74.2	74.2	77.0	0.03%
^B G F Bobby Q's Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/11/2027	6.7	6.7	6.8	—%
^Estelle Finkel Educational Associates,LLC	Educational Services	Term Loan	Prime plus 2.75%	5/11/2027	107.8	107.8	99.6	0.03%
^Labmates,LLC	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	5/10/2027	89.2	89.2	89.1	0.03%
^NHS, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2027	78.9	78.9	75.3	0.03%
^1872 Rosecrans, LLC dba Goodbar	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/9/2027	57.0	57.0	52.9	0.02%
^NHS, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/9/2042	21.4	21.4	21.8	0.01%
^Innovation Transport, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	5/9/2027	69.5	69.5	69.4	0.02%
^Arclay, LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	5/5/2030	137.1	137.1	134.3	0.05%
^Benchmark Building, Inc.	Construction of Buildings	Term Loan	Prime plus 2.75%	5/5/2027	20.1	20.1	18.5	0.01%
^Cable Management LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	5/3/2027	51.1	51.1	50.5	0.02%
^Fine Arts Center of Easley, Inc. dba Midtown Music	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	5/2/2042	114.0	114.0	126.1	0.04%
^Zahmel Restaurant Suppliers Corp dba Cash & Carry; Zahners Hardware	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	4/28/2027	79.6	79.6	74.2	0.03%
^Love and Glory Learning Center, Inc.	Social Assistance	Term Loan	Prime plus 2.75%	4/28/2042	76.1	76.1	80.9	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Georgia Productions Services LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	4/28/2027	80.8	80.8	78.3	0.03%
^JMA Inc. dba Primecut and Mezzo; Primecut at Marquee	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2042	216.8	216.8	239.9	0.08%
^Sneads Ferry Foods, Inc. dba DQ Grill & Chill	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/27/2042	611.4	611.4	648.4	0.23%
^Asheville's Fun Depot, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/26/2027	77.4	77.4	80.3	0.03%
^Resident Research, LLC	Other Information Services	Term Loan	Prime plus 2.75%	4/24/2027	78.0	78.0	72.1	0.03%
^Getting Even LLC dba The Zoo Health Club	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/21/2027	6.6	6.6	6.3	—%
^Ralph's Hair Salon, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/21/2042	48.8	48.8	52.7	0.02%
^M.E. Interiors LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/20/2027	123.2	123.2	113.8	0.04%
^Condron Brothers LLC DBA Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/19/2027	105.8	105.8	101.5	0.04%
^Bloomer Machine & Fab, Inc and Dale Stertz Properties	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/13/2042	200.4	200.4	218.5	0.08%
^Carpeteria (Markarian) Co.	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	4/13/2027	117.4	117.4	120.8	0.04%
^Butternuts Beer and Ale LLC	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	4/12/2027	65.3	65.3	67.7	0.02%
^Citizens Lanes, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/31/2042	608.5	608.5	672.7	0.23%
^Shelter Harbor Inn, Inc.	Accommodation	Term Loan	Prime plus 2.75%	3/31/2042	202.6	202.6	224.0	0.08%
^The Altitude Group, LLC and Core Home Security, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/31/2027	43.4	43.4	40.0	0.01%
^MIT LLC	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/31/2042	85.4	85.4	94.5	0.03%
^Bear Trail Lodge LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/31/2042	539.5	539.5	592.7	0.21%
^Landmark Ventures USA, Inc.	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/31/2027	165.0	165.0	152.2	0.05%
^Golden Hen Inc. dba Cafe	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/31/2027	57.0	57.0	53.1	0.02%
^Applied Integrated Technologies, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/31/2027	110.1	110.1	101.5	0.04%
^Signature Rooms, Inc dba Gallery Furniture	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	3/30/2042	484.1	484.1	533.5	0.19%
^KWG Industries LLC dba Peterson & Marsh Metal Industries	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2027	26.4	26.4	26.9	0.01%
^Sea Smoke Barbeque, Corp and Danwen LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/30/2042	230.9	230.9	247.9	0.09%
^Schafer Fisheries Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	3/30/2042	242.4	242.4	268.0	0.09%
^Discount Price, LLC dba Robert's Market	Gasoline Stations	Term Loan	Prime plus 2.75%	3/29/2042	201.4	201.4	217.7	0.08%
^Douglas K. Soderblom . dba Loma Linda Optometry	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/29/2027	88.0	88.0	84.3	0.03%
^Gauri Hospitality Group LLC dba Microtel Inns & Suites by Wyndham	Accommodation	Term Loan	Prime plus 2.75%	3/29/2042	1,031.5	1,031.5	1,136.2	0.40%
^First Sail Group Inc. and Omen Board Industires LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/29/2027	17.6	17.6	17.1	0.01%
^H and H Hotshot Services, Inc. dba AA Hotshot & Logistics	Couriers and Messengers	Term Loan	Prime plus 2.75%	3/29/2030	89.6	89.6	84.1	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^New England Country Day School, Inc. and Thomas D. Walker	Social Assistance	Term Loan	Prime plus 2.75%	3/28/2042	362.6	362.6	388.6	0.14%
^American Pharmaceutical Innovation Company, LLC	Chemical Manufacturing	Term Loan	Prime plus 2.75%	3/28/2027	26.4	26.4	24.4	0.01%
^Pecos Entertainment LLC dba State Theater and Pecos Inn LLC	Motion Picture and Sound Recording Industries	Term Loan	Prime plus 2.75%	3/27/2042	400.7	400.7	443.0	0.15%
^Heil & Hornik LLC dba Elysium Tennis	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/27/2042	907.1	907.1	968.8	0.34%
^Robert Dixon PA dba Law Offices of Robert Dixon	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/24/2042	416.2	416.2	458.8	0.16%
^Ericon Inc. dba Quik Pik	Gasoline Stations	Term Loan	Prime plus 2.75%	3/24/2027	55.0	55.0	55.4	0.02%
^Executive Fitness & Nutrition Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/23/2027	18.0	18.0	18.4	0.01%
^Denton Bio Fuels LLC and American Bio Source LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/23/2027	52.1	52.1	50.3	0.02%
^Color Graphic Press, Inc.	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/23/2027	105.6	105.6	109.4	0.04%
^JBK Truck Trailer and Bus Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/23/2042	86.6	86.6	92.5	0.03%
^Baton Rouge Cargo Services Inc. and 6507 Westport, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	3/22/2042	628.0	628.0	683.9	0.24%
^Vehicle Safety Supply LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/21/2027	19.8	19.8	18.3	0.01%
^J Sivilis LLC dba Pet Wants	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/17/2027	10.8	10.8	10.2	—%
^Texcor, Inc.dba Texas Corral,Texas Coral Restaurants II, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/16/2027	264.0	264.0	273.5	0.10%
^The Purple Cow House of Pancake Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/16/2042	156.9	156.9	173.4	0.06%
^Reservoir International LLC	Educational Services	Term Loan	Prime plus 2.75%	3/16/2027	87.5	87.5	85.6	0.03%
^1MTX LLC and Sunrise Transportation and Logistics, LLC and Mustafa M	Truck Transportation	Term Loan	Prime plus 2.75%	3/13/2027	603.3	603.3	556.4	0.19%
^Dwayne Bernard Tate	Truck Transportation	Term Loan	Prime plus 2.75%	3/10/2027	9.2	9.2	8.9	—%
^Elegant Occasions, LLC dba E Productions	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/10/2042	575.3	575.3	616.6	0.21%
^E & P Holdings 1 LLC and Evans & Paul Unlimited Corp. and Evans & Paul	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	3/9/2027	109.9	109.9	103.2	0.04%
^Anthony LLC dba Star of Woodward Market	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/9/2042	112.5	112.5	124.3	0.04%
^Allegro Assisted Living Of Texas	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	3/6/2027	84.5	84.5	87.5	0.03%
^Robbie E. Bakery and Cafe LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/3/2027	56.4	56.4	52.0	0.02%
^Podium Auto Sales Inc and RRS Property, LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/3/2042	88.6	88.6	94.5	0.03%
^Weeping Willow Kennels, Inc and Aileen N Black	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2042	136.6	136.6	147.8	0.05%
^SSI Refrigerated Express Inc. and Robert M Stallone dba SSI Express	Truck Transportation	Term Loan	Prime plus 2.75%	2/28/2027	205.8	205.8	189.8	0.07%
^Getting Even LLC dba The Zoo Health Club	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2027	84.1	84.1	80.0	0.03%
^Total Document Solutions Inc and,TDS Services, LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	2/27/2030	285.1	285.1	279.5	0.10%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^McNally Enterprises Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	2/27/2027	56.8	56.8	54.0	0.02%
^Teracore Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/27/2027	143.0	143.0	131.9	0.05%
^B & J Bicycle Shop Inc.	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	2/24/2027	8.4	8.4	8.7	—%
^3W Enterprises LLC	Textile Product Mills	Term Loan	Prime plus 2.75%	2/24/2042	63.8	63.8	69.7	0.02%
^TMJ Pizza Mesa LLC dba Rosati's Pizza Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/24/2027	93.9	93.9	92.2	0.03%
^Victorian Restaurant and Tavern, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/22/2042	104.8	104.8	110.7	0.04%
^DER Services, LLC dba A.K.A. Sports	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	2/17/2042	39.1	39.1	43.2	0.02%
^Bike Slug, LLC, Bike Slug Holdings Inc. and Seven Rivers Group, LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/17/2027	17.0	17.0	15.7	0.01%
^Ameritube, LLC and Ravone Properties, LLC	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	2/14/2042	180.7	180.7	199.8	0.07%
^R&S Barnes Enterprises, Inc. dba Massage Envy Spa	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/10/2027	81.9	81.9	76.2	0.03%
^Baton Rouge Cargo Services Inc. and 2808 Court Street, LLC	Truck Transportation	Term Loan	Prime plus 2.75%	2/10/2042	241.3	241.3	262.9	0.09%
^Sushiya Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/10/2027	16.4	16.4	15.5	0.01%
^Maximo Canot dba Wash and Dry Laundrymat	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/10/2042	134.3	134.3	146.5	0.05%
^Marvic Enterprises Inc dba Jordan's Liquor	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/10/2042	213.6	213.6	231.6	0.08%
^Harrison Logging Company LLC	Forestry and Logging	Term Loan	Prime plus 2.75%	2/9/2027	92.8	92.8	89.3	0.03%
^8 Minute Oil Change Auto Repair & Tire Center and Jumir L.L.C.	Repair and Maintenance	Term Loan	Prime plus 2.75%	2/7/2042	320.7	320.7	339.0	0.12%
^DBMS Consulting, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/1/2042	180.4	180.4	190.8	0.07%
^Brandco, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/31/2027	37.9	37.9	35.0	0.01%
^Chidlren's House Learning, Inc and Tarps Investment Group	Social Assistance	Term Loan	Prime plus 2.75%	1/31/2042	313.3	313.3	335.5	0.12%
^Fave Realty Inc.	Real Estate	Term Loan	Prime plus 2.75%	1/30/2042	53.1	53.1	57.3	0.02%
^Return to Excellence Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	1/27/2027	15.6	15.6	16.2	0.01%
^House of Bread & Coffee Corp dba Casa Do Pao	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/27/2042	169.9	169.9	176.2	0.06%
^ZMKNY Tires Inc dba Houston International Tires	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	1/27/2042	104.9	104.9	116.0	0.04%
^SRC Publishing LLC	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	1/27/2027	19.5	19.5	18.0	0.01%
^Fox Valley Rentals & Investments LLC and Brian M Tomaszewski	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/20/2042	41.4	41.4	44.1	0.02%
^Rhone Wolf Vineyard LLC, Goldline Brands Inc. and Myka Cellars, Inc.	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	1/19/2030	232.5	232.5	228.6	0.08%
^Jolibe LLC and Jolibe Atelier LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/18/2027	9.1	9.1	8.6	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Eickmann Management Group LLC dba Jimmy Johns of Dundee	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/17/2027	86.4	86.4	88.2	0.03%
^Fullbro Trust dba Menemsha Blues	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	1/13/2027	19.5	19.5	20.2	0.01%
^Ramjay Inc.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	1/13/2027	389.8	389.8	375.4	0.13%
^Echelon Enterprises, Inc	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	1/10/2027	43.4	43.4	44.9	0.02%
^Fort Smith Wings Inc. dba Wing Stop	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/28/2026	16.8	16.8	16.0	0.01%
^Sand Hill Associates, Ltd. dba Charlie O's Tavern on the Point	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2041	413.0	413.0	438.0	0.15%
^Joshua L. Baker	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	12/23/2026	13.5	13.5	12.5	—%
^Jacliff Investments Inc. dba International health Technologies	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	12/23/2026	107.5	107.5	99.0	0.03%
^Metropolitan Solutions Group Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/19/2041	267.1	267.1	278.2	0.10%
^Means Enterprises LLC dba FastFrame Frisco	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/16/2026	19.4	19.4	18.0	0.01%
^Soon Im. Chin dba Stan C-Store	Gasoline Stations	Term Loan	Prime plus 2.75%	12/15/2041	206.4	206.4	225.9	0.08%
^Sempco, Inc.	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	40.8	40.8	45.1	0.02%
^New Chicago Wholesale Bakery, Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	440.6	440.6	467.2	0.16%
^Ericon, Inc. dba Quik Pik	Gasoline Stations	Term Loan	Prime plus 2.75%	12/15/2041	323.2	323.2	344.9	0.12%
^White Hawk Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	12/15/2026	944.4	944.4	869.7	0.30%
^Elita 7, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	12/15/2041	692.2	692.2	749.9	0.26%
^Allied Welding Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2041	729.8	729.8	771.5	0.27%
^Techni-Pro Institute LLC	Educational Services	Term Loan	Prime plus 2.75%	12/15/2026	163.7	163.7	154.2	0.05%
^Trison Enterprises Inc.dba Lee's Automotive	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/14/2041	395.9	395.9	426.4	0.15%
^D and E Hardware Co. and D and E Pump Sales and Service	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/14/2041	513.5	513.5	547.0	0.19%
^HMG Strategy, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/14/2026	43.0	43.0	39.6	0.01%
^Cardinal Homes Inc,.Alouette Holdings Inc.,Bret Berneche	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2026	917.0	917.0	948.6	0.33%
^AGG Management Team LLC dba Chevron	Gasoline Stations	Term Loan	Prime plus 2.75%	12/14/2041	279.3	279.3	308.5	0.11%
^Cardinal Homes Inc. and Bret A Berneche	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	12/14/2041	117.8	117.8	129.9	0.05%
^Success Advertising Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/13/2041	453.2	453.2	496.5	0.17%
^Wayfarer Bicycle LLC	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	12/13/2041	89.9	89.9	94.4	0.03%
^Roast Beef Levittown LLC dba Arby's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/13/2026	280.5	280.5	290.2	0.10%
^Queen Express LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	12/13/2041	182.1	182.1	199.7	0.07%
^Mack Team Enterprises Inc.dba The UPS Store #6815	Couriers and Messengers	Term Loan	Prime plus 2.75%	12/9/2026	17.5	17.5	16.8	0.01%
^Myndshft Technologies LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/9/2026	666.6	666.6	633.9	0.22%
^Recycling Revolution, LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/9/2041	89.6	89.6	95.4	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Imagine By Carleen Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/8/2041	51.0	51.0	54.6	0.02%
^New Life Hospital LLC	Hospitals	Term Loan	Prime plus 2.75%	12/8/2041	1,184.9	1,184.9	1,308.9	0.46%
^Hanson's Greeks LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/8/2026	9.7	9.7	10.0	—%
^Lan Doctors, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/7/2026	212.0	212.0	216.0	0.08%
^Yachting Solutions LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	12/7/2029	64.5	64.5	64.5	0.02%
^The Lake Shore Hospitality Inc dba Dowagiac Baymont Inn & Suites	Accommodation	Term Loan	Prime plus 2.75%	12/5/2041	343.4	343.4	375.1	0.13%
^Lilo Holdings LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/5/2026	13.7	13.7	13.2	—%
^Noso Development LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	12/1/2026	64.5	64.5	59.4	0.02%
^Ericon, Inc.	Gasoline Stations	Term Loan	Prime plus 2.75%	12/1/2041	706.5	706.5	756.5	0.26%
^Sharaz Shah DBA Thomas Jewelers	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	11/30/2026	6.9	6.9	6.4	—%
^Imaginarium Foods LLC,	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2042	364.4	364.4	393.9	0.14%
^RD Management, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2026	182.4	182.4	169.6	0.06%
^Pebble Wood Lane, LLC and Good Sam's Assisted Living Resiidence, LLC	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	11/30/2041	65.5	65.5	72.3	0.03%
^Studio Find It Georgia, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/30/2026	6.4	6.4	6.0	—%
^B4 Fitness LLC dba The Zoo Health Club	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/30/2026	19.2	19.2	18.3	0.01%
^Quick Ship, LLC	Couriers and Messengers	Term Loan	Prime plus 2.75%	11/30/2026	9.0	9.0	8.3	—%
^Access Staffing, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/29/2026	959.9	959.9	884.0	0.31%
^Usman Jalil, LLC dba Food Mart	Gasoline Stations	Term Loan	Prime plus 2.75%	11/29/2041	226.3	226.3	237.0	0.08%
^WPN Recycling Company LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	11/23/2026	19.2	19.2	19.9	0.01%
^Hafa Adai Signs and Graphics LLC dba Fastsigns of Auburn -#281901	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/23/2026	51.2	51.2	47.6	0.02%
^CRK Mens, LLC dba Spiff for Men	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/23/2026	91.2	91.2	85.3	0.03%
^Merchant Coterie, Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	11/23/2026	107.0	107.0	98.5	0.03%
^Broms Asset Management LLC	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	11/22/2026	107.3	107.3	98.8	0.03%
^6E Technologies LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/22/2026	144.6	144.6	141.2	0.05%
^JBK Truck Trailer and Bus Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/22/2041	403.0	403.0	431.5	0.15%
^Bouquet Restaurant LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/22/2041	121.2	121.2	130.4	0.05%
^Skaggs RV Outlet LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	11/21/2026	85.3	85.3	88.3	0.03%
^Catherine Christine Morin dba Purr-Fect Pets	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/17/2026	16.0	16.0	14.7	0.01%
^Stratmar Systems Inc dba Stratmar Retail Services	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/16/2026	58.4	58.4	60.4	0.02%
^Hoosier Health Plus, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/15/2026	106.8	106.8	105.9	0.04%
^J. A. Kohlhepp Sons, Inc. dba Kohlhepp's True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/10/2026	172.8	172.8	176.6	0.06%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^J. A. Kohlhepp Sons, Inc. dba Kohlhepp's True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/10/2041	438.5	438.5	475.9	0.17%
^Panther Ironworks and Rigging Solutions LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/10/2026	129.1	129.1	125.4	0.04%
^Hackensack Steel Corporation and Luzerne Ironworks Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/10/2026	206.5	206.5	213.6	0.07%
^Rich's Food Stores LLC dba Hwy 55 of Wallace	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/9/2026	37.3	37.3	36.7	0.01%
^Dyer Properties, LLC and Bayview Pharmacy, Inc.	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	11/9/2041	233.0	233.0	247.0	0.09%
^Big Apple Entertainment Partners LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/9/2026	149.3	149.3	137.5	0.05%
^MIK LLC dba Firehouse Subs	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/9/2026	174.0	174.0	161.8	0.06%
^Fine Line Interiors, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/4/2041	71.2	71.2	78.6	0.03%
^131 Miles LLC and Ohm Shubh Laxmi, LLC. dba Mr Hero	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/3/2041	122.6	122.6	133.1	0.05%
^Veracruz Shabo, LLC, Waterfalls Quick Lube LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/1/2041	117.6	117.6	127.4	0.04%
^Glocecol LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/1/2026	64.0	64.0	66.2	0.02%
^Moolchan Enterprises LLC dba Staying Green	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2026	14.0	14.0	14.0	—%
^Bloomquist Communications Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2026	50.8	50.8	46.8	0.02%
^Middlesex Auto Sales Corp	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	10/31/2041	121.2	121.2	131.6	0.05%
^Woodstock Enterprises Corp dba True Scent Candle Co	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	10/31/2041	86.1	86.1	90.4	0.03%
^FibAire Communications, LLC	Telecommunications	Term Loan	Prime plus 2.75%	10/27/2026	91.6	91.6	89.0	0.03%
^Elite Structures Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	10/27/2029	203.9	203.9	208.6	0.07%
^Blakeslee Arpaia Chapman Inc and Chapman Construction Services LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	10/24/2026	359.7	359.7	372.1	0.13%
^Worldwide Estate, Inc. dba Washington Heights Manor	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	10/21/2041	217.6	217.6	240.4	0.08%
^Gold Wind Logistics LLC	Truck Transportation	Term Loan	Prime plus 2.75%	10/20/2041	171.1	171.1	189.0	0.07%
^Speaker City, Inc. dba Rollin Thunder	Electronics and Appliance Stores	Term Loan	Prime plus 2.75%	10/14/2041	121.1	121.1	131.1	0.05%
^Maine Service Corp	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	10/13/2026	158.6	158.6	157.7	0.05%
^Justin Partlow	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	10/13/2026	16.5	16.5	15.2	0.01%
^Reliable Recovery Services LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	10/7/2026	95.2	95.2	92.0	0.03%
^Ailky Corporation	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	10/3/2026	211.6	211.6	198.8	0.07%
^Wyspen Corporation dba Charlestown Ace	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	10/3/2026	30.5	30.5	28.1	0.01%
^MegaPhase, LLC	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	9/30/2026	125.7	125.7	126.9	0.04%
^Adelwerth Bus Corp.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2041	234.7	234.7	249.2	0.09%
^JJA Transportation Management Inc.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2026	44.0	44.0	40.4	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Seaway LLC and Reklaw LLC dba Allure Lounge	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2041	132.6	132.6	146.4	0.05%
^Adelwerth Bus Corporation, Transportation Leasing Corp.	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	9/30/2029	581.3	581.3	589.7	0.21%
^Thunderdome Racing Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/29/2026	15.0	15.0	15.5	0.01%
^Graphics,Type and Color Enterprises Inc dba Clubflyers.com and GTC Med	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	9/28/2041	824.3	824.3	909.9	0.32%
^CD Game Exchange Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/28/2026	18.8	18.8	17.3	0.01%
^CNC Precision Machine, Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/28/2041	1,235.9	1,235.9	1,319.6	0.46%
^Beadon Inc	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/28/2026	18.8	18.8	19.5	0.01%
^Reynolds Fence & Guardrail Inc.	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/27/2026	527.4	527.4	527.8	0.18%
^Kyle M Walker DDS, PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2026	193.4	193.4	181.9	0.06%
^Luna Nueva LLC dba Bio Builders	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/27/2026	12.6	12.6	11.9	—%
^Luv 2 Play Nor Cal, LLC dba Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/27/2026	44.0	44.0	41.9	0.01%
^Sarah S Olelewe MD Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/26/2041	282.4	282.4	302.6	0.11%
^PeopleBest Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/26/2026	12.6	12.6	11.6	—%
^TPFC,LLC dbaThe Picture Frame Company	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/26/2041	56.7	56.7	60.8	0.02%
^Ridge Road Equestrian LLC dba Ricochet Ridge Ranch	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	9/26/2026	7.5	7.5	7.7	—%
^Mr. Mulch, Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/23/2041	391.3	391.3	401.1	0.14%
^B4 Fitness LLC dba The Zoo Health Club	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/23/2026	73.3	73.3	69.6	0.02%
^Cuppiecakes LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/21/2041	21.7	21.7	23.2	0.01%
^Wrecking Crew Media LLC	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	9/21/2026	41.9	41.9	38.5	0.01%
^Benoit's Towing and Recovery LLC	Support Activities for Transportation	Term Loan	Prime plus 2.75%	9/20/2026	10.1	10.1	9.3	—%
^Consulting Solutions Inc. and Mark Luciani	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/20/2026	18.8	18.8	18.7	0.01%
^Brittany Burns LLC dba Dreams Come True	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/19/2026	11.2	11.2	11.6	—%
^Eyncon LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/16/2041	48.2	48.2	52.0	0.02%
^The Merrin Group LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/15/2026	146.6	146.6	147.5	0.05%
^Rich's Food Stores LLC dba Hwy 55 of Wallace	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/14/2026	124.9	124.9	122.6	0.04%
^Atlantic Alarm Systems and Services LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/14/2026	12.9	12.9	12.2	—%
^Metropet Dog Center, Inc	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/13/2041	105.4	105.4	113.9	0.04%
^Marquis Cattle Company	Animal Production and Aquaculture	Term Loan	Prime plus 2.75%	9/13/2026	42.3	42.3	43.7	0.02%
^Bingham Enterprises, Inc and Full Belli Deli and Sausage Company	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/12/2041	79.6	79.6	83.9	0.03%
^SRA Mechanicial Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/6/2041	42.2	42.2	46.6	0.02%
^Sandia Enterprises Inc dba Massage Envy Spa	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/6/2026	52.4	52.4	48.1	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Animal Intrusion Prevention Systems Holding Company, LLC dba Critter C	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/30/2026	104.2	104.2	97.7	0.03%
^Raem Corporation dba Dryclean Express	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/29/2041	69.8	69.8	76.6	0.03%
^Clark Realty LLC	Real Estate	Term Loan	Prime plus 2.75%	8/29/2041	73.3	73.3	80.9	0.03%
^Warren Dale Warrington dba Custom Paint and Body	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/26/2041	97.5	97.5	105.8	0.04%
^TAGR Inc dba Miami Grill 137and John Nakis	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/26/2026	88.7	88.7	83.2	0.03%
^Albert Basse Associates Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	8/25/2026	51.3	51.3	53.0	0.02%
^Avery Management Inc. dba Whetstone Upholstery	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/25/2026	8.8	8.8	8.1	—%
^TR Companies LLC dba Liberty Rental 4 U	Rental and Leasing Services	Term Loan	Prime plus 2.75%	8/25/2026	74.8	74.8	68.8	0.02%
^Tabadesa Associates Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/25/2026	18.7	18.7	17.2	0.01%
^Rosmel Pools Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/25/2026	18.7	18.7	17.5	0.01%
^Sambella Holdings, LLC and Strike Zone Entertainment Center LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/24/2041	492.0	492.0	540.6	0.19%
^Luv 2 Play Temecula, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	8/15/2026	49.8	49.8	45.8	0.02%
^2 Cool Beans LLC dba Menchies's Frozen Yogurt	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/11/2026	68.5	68.5	63.0	0.02%
^Grayson O Company	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	8/10/2041	601.7	601.7	662.3	0.23%
^Paul Belanger dba Paul Belanger Landscaping	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/9/2026	12.5	12.5	11.5	—%
^Nicolette Reiser dba Comfort & Balance	Personal and Laundry Services	Term Loan	Prime plus 2.75%	7/29/2041	64.2	64.2	70.4	0.02%
^USA General Investment LLC dba Braniff Paint and Body Shop	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/29/2026	18.5	18.5	17.5	0.01%
^The Hungry Rhino LLC	Real Estate	Term Loan	Prime plus 2.75%	7/29/2041	73.3	73.3	78.4	0.03%
^303 Tower Drive LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	7/29/2041	384.7	384.7	419.2	0.15%
^Little Tree Huggers Child Care LLC	Social Assistance	Term Loan	Prime plus 2.75%	7/29/2041	134.6	134.6	148.5	0.05%
^Big Apple Entertainment Partners LLC dba Ripley's Believe It or Not	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/28/2026	247.1	247.1	227.2	0.08%
^676 Club LP dba The Green Door Tavern/The Drifter	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/28/2041	644.0	644.0	706.0	0.25%
^MacIver Corporation dba Division Camera	Rental and Leasing Services	Term Loan	Prime plus 2.75%	7/28/2026	1,028.7	1,028.7	1,021.7	0.36%
^Intrepid Trinity LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/28/2041	60.1	60.1	65.0	0.02%
^Apple Tree NC Inc dba Williams Farm & Garden Center	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	7/28/2041	326.8	326.8	347.1	0.12%
^EPEC Juice LLC dba Jamba Juice	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	68.8	68.8	63.3	0.02%
^Pinco Pizza LLC dba Jet's Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	60.8	60.8	62.5	0.02%
^Kidtastic LLC dba The Little Gym of Audubon	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/27/2026	46.7	46.7	43.0	0.01%
^JAG Unit 1, LLC dba Arooga's Grille House and Sports Bar	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/27/2026	103.0	103.0	94.7	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^The Grasso Companies, LLC and Grasso Pavement Maintenance, LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	7/26/2026	75.1	75.1	72.8	0.03%
^My Sainath Inc dba Motel 6	Accommodation	Term Loan	Prime plus 2.75%	7/22/2041	293.5	293.5	320.5	0.11%
^Robert G Larson State Farm Insurance	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	7/22/2026	18.5	18.5	17.0	0.01%
^J and D Resources LLC dba Aqua Science	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2026	97.0	97.0	90.1	0.03%
^Robert P Daniels dba Ginger and Friend's Peppermint Village Gift Shop	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	7/18/2026	13.0	13.0	11.9	—%
^Franklin Firm LLC dba Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/15/2041	154.7	154.7	167.1	0.06%
^Jacob Rugs LLC dba Rugs Outlet	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	7/13/2026	54.1	54.1	55.8	0.02%
^Takeuchi Commercial Cleaning Services, LLC dba We Clean San Diego	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/13/2026	38.1	38.1	35.0	0.01%
^RM Hawkins LLC dba Pure Water Tech West	Nonstore Retailers	Term Loan	Prime plus 2.75%	7/7/2026	41.2	41.2	41.4	0.01%
^Dino Smiles Children's Cosmetic Dentistry	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	7/7/2026	11.7	11.7	11.0	—%
^Nevey's LLC dba Stark Food III	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/30/2041	283.0	283.0	319.4	0.11%
^P L H Pharmaco Inc dba Farmacia San Jose	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	6/30/2026	140.2	140.2	146.9	0.05%
^Martin Inventory Management LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/30/2026	21.1	21.1	22.2	0.01%
^VMA Technologies LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/30/2026	18.4	18.4	18.2	0.01%
^Desert Tacos LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2026	82.8	82.8	85.1	0.03%
^Corning Lumber Company Inc and Frank R Close and Son Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/30/2029	170.9	170.9	182.5	0.06%
^WGI, LLC dba Williams Grant Inn	Accommodation	Term Loan	Prime plus 2.75%	6/29/2041	125.9	125.9	140.9	0.05%
^O.D.S. Inc dba Four Seasons Health & Racquet and Step 'N' Motion, Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/29/2026	114.3	114.3	114.5	0.04%
^KWG Industries, LLC dba Peterson & Marsh Metal Industries	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/29/2041	292.6	292.6	329.0	0.11%
^MaidPro Marin dba MaidPro	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/28/2026	14.3	14.3	14.2	—%
^E & P Holdings 1 LLC and Evans & Paul LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	6/28/2026	110.3	110.3	110.7	0.04%
^Edge Pest Control LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/27/2026	612.5	612.5	607.6	0.21%
^All Printing Solutions, Inc. dba Pryntcomm	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	6/27/2041	528.8	528.8	583.8	0.20%
^Island Time Investments, LLC dba Swantown Inn Bed & Breakfast	Accommodation	Term Loan	Prime plus 2.75%	6/24/2041	97.2	97.2	110.1	0.04%
^JumboMarkets Inc dba Rines Jumbomarkets	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/24/2026	40.8	40.8	40.5	0.01%
^Visual Advantage LLC dba Signs Now Perryberg	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/23/2041	87.6	87.6	97.7	0.03%
^Long Island Comedy LLC dba Governors and New York Comedy, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/23/2041	179.9	179.9	201.4	0.07%
^Shooting Sports Academy LLC and Jetaa LLC dba Shooting Sports Academy	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/23/2041	478.1	478.1	530.3	0.18%
^SNS of Central Alabama, LLC dba Steak N Shake dba Steak N Shake	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/21/2026	46.9	46.9	47.6	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Evergreen Investment & Property Management LLC, Universal Kidney Center	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/20/2041	1,215.0	1,215.0	1,370.1	0.48%
^Bagelicious, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/17/2026	44.5	44.5	44.3	0.02%
^NKJ Lusby Donuts LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/16/2026	18.4	18.4	18.2	0.01%
^Winegirl Wines LLC	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	6/16/2026	9.2	9.2	9.6	—%
^Blue Eagle Transport Inc, Greeneagle Transport Inc and Golden Eagle Transport	Couriers and Messengers	Term Loan	Prime plus 2.75%	6/16/2026	453.2	453.2	449.5	0.16%
^Jai-Alexia Consulting, Inc.	Couriers and Messengers	Term Loan	Prime plus 2.75%	6/15/2026	9.7	9.7	9.6	—%
^Pumpkin Patch Child Care of Southington, LLC and Giuseppe Pugliares	Social Assistance	Term Loan	Prime plus 2%	6/15/2041	492.2	492.2	524.6	0.18%
^Strag Industries LLC dba Meineke Car Care Center 841	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/15/2026	12.2	12.2	12.5	—%
^Luv 2 Play AZ LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/10/2026	51.1	51.1	53.3	0.02%
^Refoleen Inc dba Spice and Tea Exchange	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/10/2026	70.7	70.7	70.1	0.02%
^VBGB Uptown, LLC dba VBGB Beer Hall & Garden	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/8/2026	43.5	43.5	43.1	0.01%
^ScimTech Industries Inc dba Archer Aerospace	Computer and Electronic Product Manufacturing	Term Loan	Prime plus 2.75%	6/6/2026	9.8	9.8	9.7	—%
^Larry H. Patterson and Rainbow Movers, Inc	Truck Transportation	Term Loan	Prime plus 2.75%	6/6/2026	18.4	18.4	18.3	0.01%
^Solvit Inc and Solvit North Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/3/2026	207.8	207.8	209.9	0.07%
^AP5 LLC dba Krauser's Food Store	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/2/2041	186.1	186.1	210.6	0.07%
^ATI Jet Inc	Air Transportation	Term Loan	Prime plus 2.75%	5/31/2026	419.1	419.1	422.9	0.15%
^Angelo Faia dba AVF Construction	Construction of Buildings	Term Loan	Prime plus 2.75%	5/27/2041	95.4	95.4	106.7	0.04%
^Premier Athletic Center of Ohio, Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/27/2026	70.8	70.8	74.2	0.03%
^Jack Frost Firewood Inc. and David Dubinsky	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/26/2041	197.6	197.6	220.4	0.08%
^Mersada Holdings LLC	Nonstore Retailers	Term Loan	Prime plus 2.75%	5/26/2026	273.5	273.5	286.7	0.10%
^Southwest Division Inc	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	5/26/2026	6.7	6.7	6.8	—%
^International Kitchen Supply LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	5/25/2026	151.2	151.2	153.1	0.05%
^Groth Lumber Co. Inc. dba True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/25/2026	18.2	18.2	19.1	0.01%
^Island Life Graphics Inc dba FASTSIGNS #576	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	5/24/2026	18.2	18.2	18.2	0.01%
^Powerspec Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/24/2026	70.7	70.7	70.2	0.02%
^Horseshoe Barbecue, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/23/2029	10.6	10.6	11.3	—%
^Elderfriend Inc dba Granny Nannies dba GN Live Scan	Social Assistance	Term Loan	Prime plus 2.75%	5/20/2026	10.3	10.3	10.2	—%
^National Air Cargo Holdings Inc	Air Transportation	Term Loan	Prime plus 2.75%	5/20/2026	1,014.0	1,014.0	1,061.5	0.37%
^Pro Auto Repair LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/20/2026	6.0	6.0	6.2	—%
^J&A Laundromat Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/18/2026	54.6	54.6	54.8	0.02%
^Dedicated Incorporated	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/18/2041	44.5	44.5	50.0	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^HBA LLC dba Palmetto Twist-Vista	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2026	15.7	15.7	15.7	0.01%
^Studio Find It Georgia Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	5/13/2026	18.2	18.2	18.3	0.01%
^FJN Catering Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/13/2041	251.8	251.8	285.0	0.10%
^Pumpkin Patch Inc and Christine Feliciano and Antonio Feliciano	Social Assistance	Term Loan	Prime plus 2.75%	5/12/2041	126.9	126.9	141.8	0.05%
^Sabir Inc. dba Bear Diner	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/11/2041	118.7	118.7	133.8	0.05%
^Gator D'Lites LLC dba D'Lites Emporium	Food and Beverage Stores	Term Loan	Prime plus 2.75%	5/5/2026	18.2	18.2	18.1	0.01%
^Warner Home Comfort, LLC dba Smith Piping	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/29/2041	78.9	78.9	88.2	0.03%
^Marc S. Rosenberg P.C. dba Mammuth and Rosenberg	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/29/2026	18.1	18.1	17.9	0.01%
^Keller, Fishback & Jackson LLP	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/29/2026	104.5	104.5	109.5	0.04%
^Euro Car Miami LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	4/29/2026	50.1	50.1	52.5	0.02%
^Hard Exercise Works Winter Park LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/29/2026	32.7	32.7	32.4	0.01%
^Alpha Omega Trucking LLC	Truck Transportation	Term Loan	Prime plus 2.75%	4/29/2041	168.3	168.3	190.7	0.07%
^May-Craft Fiberglass Products Inc	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	4/29/2041	236.7	236.7	268.2	0.09%
^Empowerschool LLC and Empower Autism Academy, LLC	Social Assistance	Term Loan	Prime plus 2.75%	4/29/2041	145.3	145.3	164.6	0.06%
^La Nopalera Mexicano 2, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/29/2026	0.2	0.2	0.2	—%
^Loriet LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	4/29/2026	6.0	6.0	6.0	—%
^Shepherd Appraisal Services LLC dba Property Damage Appraisers of Oklahoma	Real Estate	Term Loan	Prime plus 2.75%	4/28/2026	7.2	7.2	7.2	—%
^Pecos Inn LLC dba Econo Lodge	Accommodation	Term Loan	Prime plus 2.75%	4/28/2041	645.6	645.6	727.7	0.25%
^Costume World Inc	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	4/28/2041	1,197.2	1,197.2	1,356.7	0.47%
^Inner Beauty Salon and Suite LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/28/2041	62.2	62.2	70.3	0.02%
^Green Country Filter Manufacturing LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	4/27/2026	68.3	68.3	68.5	0.02%
^Accent Comfort Services, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/26/2026	72.2	72.2	71.6	0.02%
^Homecare Casa Rhoda 123 Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2%	4/26/2041	643.3	643.3	688.8	0.24%
^Automotive Core Recycling, LLC and 828 Old Colony Road, LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	4/22/2041	239.1	239.1	263.9	0.09%
^McIntosh Trail Management Services Organization Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/22/2041	407.1	407.1	461.3	0.16%
^AAA Mill Direct, Inc. dba Carpet Mill Outlets	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	4/21/2026	6.3	6.3	6.6	—%
^Jande Graphics LLC dba FastSigns #103201	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/21/2026	44.9	44.9	44.6	0.02%
^Miguel Fernando Borda, P.A. dba BGR Dental	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/15/2026	18.1	18.1	18.1	0.01%
^Sushiya Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/12/2026	70.3	70.3	70.7	0.02%
^Sierra Foothill Cremation & Funeral Service, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/7/2026	42.5	42.5	42.1	0.01%
^Waterfalls Quick Lube LLC and Veracruz Shabo LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/6/2041	265.4	265.4	298.1	0.10%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^KNS Early Learning Academy LLC	Social Assistance	Term Loan	Prime plus 2.75%	4/6/2041	48.8	48.8	54.4	0.02%
^Men of Steel Enterprises LLC and Vogelbacher Properties LLC	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/31/2041	375.7	375.7	412.3	0.14%
^Vehicle Safety Supply LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/31/2026	17.9	17.9	17.7	0.01%
^Dana A. Farley dba Independent Cabinets	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	3/31/2041	64.4	64.4	72.9	0.03%
^Gill Express Inc and Blue Speed LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/31/2041	494.5	494.5	552.6	0.19%
^Christian Soderquist dba Soderquist Plumbing and Heating LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/31/2041	54.2	54.2	61.3	0.02%
^Duke's Cleaners Inc	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/31/2026	37.4	37.4	38.2	0.01%
^Cameo Carter, MD A Professional Corporation dba The Garden Pediatric Group	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/31/2026	59.6	59.6	59.1	0.02%
^NOSO Development, LLC	Construction of Buildings	Term Loan	Prime plus 2.75%	3/30/2026	149.1	149.1	147.7	0.05%
^Wyldewood Cellars, Inc.	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	3/30/2041	960.1	960.1	1,060.0	0.37%
^Tom Sawyer Country Restaurant LLC and AM 3208 LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/30/2041	246.9	246.9	278.4	0.10%
^Beale Street Blues Company-West Palm Beach, LLC dba Lafayette’s-West Palm	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	3/30/2026	74.6	74.6	74.6	0.03%
^Gordon Rogers and Heidi Rogers dba Stone House Motor Inn	Accommodation	Term Loan	Prime plus 2.75%	3/30/2026	18.1	18.1	19.0	0.01%
^MTS Car Service LLC	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	3/30/2026	8.3	8.3	8.3	—%
^Barrocas Gym LLC dba Snap Fitness	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/29/2026	15.5	15.5	15.9	0.01%
^Lust for Life Footwear, LLC	Leather and Allied Product Manufacturing	Term Loan	Prime plus 2.75%	3/29/2026	298.2	298.2	295.3	0.10%
^Vinmar Inc. dba Locanda Portofino	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/29/2026	64.6	64.6	64.0	0.02%
^Marathon Engineering Corporation	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	3/28/2041	43.0	43.0	48.3	0.02%
^PHCDC1 LLC dba Quarter + Glory and Public House Collective, Corp.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/28/2026	39.8	39.8	40.2	0.01%
^Revolution Physical Therapy LLC dba Apex Network Physical Therapy	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/25/2026	18.1	18.1	18.1	0.01%
^RCB Enterprises, Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/25/2026	44.7	44.7	44.3	0.02%
^Excel RP Inc	Machinery Manufacturing	Term Loan	Prime plus 2.75%	3/25/2026	99.4	99.4	100.8	0.04%
^Flooring Liquidators Inc and Premier Flooring Yonkers Inc and Flooring	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/24/2026	39.7	39.7	41.5	0.01%
^ActKnowledge, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/24/2026	99.4	99.4	104.0	0.04%
^International Construction Inc	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	3/24/2041	47.8	47.8	53.3	0.02%
^Acton Hardware LLC and Mark Allgood & Jamie Allgood	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/24/2041	478.2	478.2	529.5	0.18%
^Magnation Corporation and Misha Family Trust	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/22/2041	96.9	96.9	109.7	0.04%
^growth.period LLC and Potomac Recruiting LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/21/2026	28.6	28.6	28.4	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Precious Care LLC and Precious Care Management LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/21/2026	444.9	444.9	441.7	0.15%
^Media Capital Partners, Inc	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	3/21/2026	17.9	17.9	17.7	0.01%
^Kekoa Enterprises Inc dba Signarama Sandy	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/18/2026	39.4	39.4	39.0	0.01%
^Taylors Zinn Enterprises Inc dba Eons Auto Care Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/18/2041	77.1	77.1	87.1	0.03%
^ERT Group Inc and Curt's Tools Inspection Inc	Support Activities for Mining	Term Loan	Prime plus 2.75%	3/18/2041	1,197.6	1,197.6	1,336.4	0.46%
^Brian T Rice dba BD Logging	Forestry and Logging	Term Loan	Prime plus 2.75%	3/17/2026	1.5	1.5	1.5	—%
^K Soles Corp dba Max Collections	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	3/16/2026	17.9	17.9	17.7	0.01%
^Evergreen Pallet LLC and Evergreen Recycle LLC	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	3/16/2026	912.8	912.8	921.6	0.32%
^LAN Doctors Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/16/2026	45.2	45.2	47.3	0.02%
^R & D Enterprises Inc dba My Pool Man	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/15/2026	39.8	39.8	39.4	0.01%
^HEWZ, LLC dba Hard Exercise Works	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/14/2026	17.8	17.8	17.7	0.01%
^Mustafa Inc and Raouf Properties LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/14/2041	71.6	71.6	80.8	0.03%
^Country Paint and Hardware Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/11/2026	69.5	69.5	69.4	0.02%
^ABCs & 123s Infant and Child Care Center LP	Social Assistance	Term Loan	Prime plus 2.75%	3/11/2026	8.9	8.9	8.9	—%
^Accuair Control Systems LLC dba Accuair Suspension	Transportation Equipment Manufacturing	Term Loan	Prime plus 2.75%	3/11/2026	119.3	119.3	119.1	0.04%
^Magill Truck Line LLC and Jeff J. Ralls	Truck Transportation	Term Loan	Prime plus 2.75%	3/11/2029	193.4	193.4	199.0	0.07%
^Dupre Capital LLC dba Fastsigns	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	3/11/2026	46.4	46.4	46.0	0.02%
^State Painting & Decorating Co., Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/10/2026	82.5	82.5	81.7	0.03%
^Step Up Academy of the Arts LLC	Educational Services	Term Loan	Prime plus 2.75%	3/9/2026	6.4	6.4	6.3	—%
^Faith Summit Supply Inc dba Summit Supply and Summit True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/9/2026	17.9	17.9	18.2	0.01%
^Swerve Salon LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/8/2026	62.8	62.8	62.2	0.02%
^J & W Hardwood Flooring Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/7/2026	6.0	6.0	5.9	—%
^Labmates LLC and POV Holdings LLC	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/4/2041	104.3	104.3	118.1	0.04%
^Hueston and Company CPA LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/4/2026	6.5	6.5	6.5	—%
^Almost Home Daycare LLC	Social Assistance	Term Loan	Prime plus 2.75%	3/3/2026	43.0	43.0	44.8	0.02%
^Miles of Smiles Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/2/2026	75.7	75.7	75.6	0.03%
^Doxa Deo Inc dba Luv 2 Play	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2026	86.6	86.6	86.9	0.03%
^Powerpits CS1, LLC dba Pita Pit	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2026	14.8	14.8	14.9	0.01%
^Drug Detection Laboratories, Inc. and Minh Tran	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/28/2026	15.6	15.6	15.5	0.01%
^The River Beas, LLC dba Subway and Punam Singh	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2041	129.4	129.4	146.1	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Living Essentials HVAC Corp	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/28/2026	11.8	11.8	11.8	—%
^Consulting Solutions, Inc. and Mark Luciani	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/28/2026	8.8	8.8	9.2	—%
^Aaradhya LLC dba Market Square Laundry	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/23/2026	63.0	63.0	62.4	0.02%
^Blackstones Hairdressing LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/23/2026	41.3	41.3	41.0	0.01%
^R & K Contracting Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	2/18/2026	12.5	12.5	13.1	—%
^B for Blonde, LLC dba Blo Blow Dry Bar	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/12/2026	49.5	49.5	49.0	0.02%
^Jersey Shore Marina & Boat Sales, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/12/2041	596.7	596.7	675.4	0.23%
^Gilmore Heights Dental Holdings, LTD and Chas Rob LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/12/2029	265.4	265.4	274.9	0.10%
^Ei3 Corporation	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/12/2026	257.6	257.6	269.5	0.09%
^Base USA, Inc.	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	2/2/2026	39.4	39.4	41.3	0.01%
^Zouk Ltd dba Palma	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/29/2026	17.6	17.6	18.4	0.01%
^SuzyQue's LLC dba SuzyQue's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/28/2026	17.6	17.6	18.4	0.01%
^Wildflour Bakery & Cafe LLC	Social Assistance	Term Loan	Prime plus 2.75%	1/28/2026	48.8	48.8	51.1	0.02%
^Tammy Lavertue	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	1/28/2026	8.8	8.8	9.1	—%
^Gendron Funeral and Cremation Services, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/11/2041	105.8	105.8	119.7	0.04%
^Dolarian Realty LLC and OV's Restaurant Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/5/2041	64.5	64.5	73.1	0.03%
^Lemonberry Food Stores Inc dba Lemonberry Frozen Yogurt	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/29/2025	87.1	87.1	87.3	0.03%
^MCF Forte LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/29/2025	14.5	14.5	14.4	0.01%
^Bright Dialysis LLC and Ft Pierce Kidney Care LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/28/2025	967.3	967.3	957.5	0.33%
^Panditos LLC dba White Lotus Home	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	12/28/2025	12.3	12.3	12.2	—%
^V2 Tango LLC dba Palette 22	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/23/2025	193.5	193.5	193.6	0.07%
^800 on the Trax LLC and Matrix Z LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/23/2040	229.7	229.7	256.8	0.09%
^Ridge Road Equestrian LLC dba Ricochet Ridge Ranch Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/23/2040	97.3	97.3	109.0	0.04%
^Joyce Outdoor Advertising Chicago LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/22/2040	286.6	286.6	319.8	0.11%
^Premier Athletic Center of Ohio Inc. and Gates Investments and Wade Gates	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/22/2028	744.8	744.8	793.0	0.28%
^Hattingh Incorporated dba Prosthetic Care Facility	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2025	13.9	13.9	14.1	—%
^Jay Kevin Gremillion dba Dino Smiles Children's Cosmetic Dentistry	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/18/2025	58.0	58.0	57.9	0.02%
^Trip Consultants U.S.A. Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/18/2025	135.4	135.4	133.9	0.05%
^Accent Tag and Label Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	12/18/2040	629.4	629.4	704.6	0.25%
^Labmates LLC	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/18/2040	154.2	154.2	174.4	0.06%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Abbondanza Market LLC dba Hampton Falls Village Market	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/18/2025	51.9	51.9	52.0	0.02%
^Learning Skills LLC and Christopher Shrope	Educational Services	Term Loan	Prime plus 2.75%	12/17/2025	8.4	8.4	8.3	—%
^Mustafa Inc dba Adiba Grocery	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/17/2025	80.7	80.7	84.3	0.03%
^New York Home Health Care Equipment, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/16/2025	758.9	758.9	789.8	0.27%
^Moments to Remember USA LLC dba Retain Loyalty	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/16/2025	58.0	58.0	59.5	0.02%
^Swalm Street LLC and New York Home Health Care Equipment LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/16/2040	363.0	363.0	408.8	0.14%
^JAG Unit 1, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2025	193.5	193.5	191.2	0.07%
^Abitino's JFK LLC dba Abitino's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/16/2022	81.6	81.6	80.8	0.03%
^Evans & Paul LLC and E&P Holdings I LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	Prime plus 2.75%	12/15/2025	105.1	105.1	105.1	0.04%
^Basista Family Limited Partnership and UPE, Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/14/2040	325.1	325.1	363.4	0.13%
^DC Enterprises Ltd. dba Lakeview True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	12/14/2025	17.4	17.4	18.0	0.01%
^Alexandra Afentoulides dba Vi's Pizza Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/11/2040	28.1	28.1	31.8	0.01%
^AGR Foodmart Inc dba Nashua Road Mobil	Gasoline Stations	Term Loan	Prime plus 2.75%	12/11/2025	17.4	17.4	18.0	0.01%
^Cares, Inc dba Dumpling Grounds Day Care Center	Social Assistance	Term Loan	Prime plus 2.75%	12/10/2025	5.8	5.8	6.1	—%
^Custom Exteriors, Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/9/2025	77.4	77.4	77.6	0.03%
^Sushiya, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/8/2025	84.2	84.2	84.5	0.03%
^My Jewels, LLC dba The UPS Store #6712	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/7/2025	27.4	27.4	27.1	0.01%
^LC Blvd Holdings LLC and Mt Pleasant Wash & Wax LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/4/2040	477.8	477.8	536.6	0.19%
^Tariq, LLC dba 76 Food Mart	Gasoline Stations	Term Loan	Prime plus 2.75%	12/2/2040	356.0	356.0	400.0	0.14%
^Hurshell Leon Dutton dba High Jump Party Rentals	Rental and Leasing Services	Term Loan	Prime plus 2.75%	11/30/2025	13.6	13.6	14.3	—%
^Japp Business Inc dba Pick and Eat and Japp Drink Corp.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2025	95.9	95.9	96.7	0.03%
^Delta Aggregate, LLC	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	11/30/2025	83.9	83.9	87.7	0.03%
^Smokeyard Inc dba Smokeyard BBQ and Chop Shop	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/30/2025	95.8	95.8	95.5	0.03%
^State Painting and Decorating Co Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/25/2025	55.4	55.4	54.8	0.02%
^DWeb Studio, Inc.	Educational Services	Term Loan	Prime plus 2.75%	11/25/2025	8.6	8.6	8.5	—%
^Sambella Holdings, LLC and Strike Zone Entertainment Center LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/23/2040	738.3	738.3	832.8	0.29%
^Play and Learn Child Care and School Inc	Social Assistance	Term Loan	Prime plus 2.75%	11/23/2025	8.5	8.5	8.9	—%
^Ronny Ramirez RX Corp dba Naturxheal Family Pharmacy	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	11/20/2025	69.3	69.3	69.0	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^CNYP 717 Irondequoit LLC and CNYP 2002 Ontario LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/20/2040	232.4	232.4	255.2	0.09%
^S.B.B. Enterprises Inc dba Williamston Hardware	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/19/2040	102.8	102.8	113.0	0.04%
^Key Pix Productions Inc. dba Air Bud Entertainment	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	11/18/2040	597.3	597.3	675.5	0.24%
^E.S.F.P. LLC dba Volusia Van and Storage	Truck Transportation	Term Loan	Prime plus 2.75%	11/11/2025	68.2	68.2	68.1	0.02%
^Green Life Lawnscapes LLC dba Green Life Lawn Care	Administrative and Support Services	Term Loan	Prime plus 2.75%	11/6/2025	105.6	105.6	109.8	0.04%
^JumboMarkets Inc dba Rines Jumbomarkets	Food and Beverage Stores	Term Loan	Prime plus 2.75%	11/4/2025	234.7	234.7	244.7	0.09%
^Bisson Transportation Inc dba I & R Associates and Document Secutiry	Truck Transportation	Term Loan	Prime plus 2.75%	10/30/2025	17.1	17.1	17.6	0.01%
^Top Cat Ready Mix, LLC, Ples Investments LLC, and Pappy's Sand and Gravel	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/28/2025	538.5	538.5	540.3	0.19%
^Windsor Direct Distribution LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	10/26/2025	10.8	10.8	10.7	—%
^Financial Network Recovery Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/26/2025	30.4	30.4	30.0	0.01%
^ADMO Inc dba Mid States Equipment	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	10/8/2025	17.1	17.1	17.0	0.01%
^Recycling Consultants, Inc. and Prairie State Salvage and Recycling Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/30/2027	487.7	487.7	501.5	0.17%
^SCJEN Management Inc dba Bowl of Heaven	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2025	54.1	54.1	53.4	0.02%
^Accent Homes Services LLC dba Benjamin Franklin Plumbing of Kansas City	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	9/30/2028	55.1	55.1	58.1	0.02%
^Barub Realty LLC and Barub LLC dba Woodlawn Cabinets	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/30/2040	135.0	135.0	152.5	0.05%
^R.H. Hummer Jr., Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	9/30/2025	292.1	292.1	302.3	0.11%
^Binky's Vapes LLC	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/30/2025	16.9	16.9	16.7	0.01%
^Greensward of Marco Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/28/2040	82.6	82.6	92.1	0.03%
^RIM Investments LLC and RIM Architects LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/28/2040	376.7	376.7	419.3	0.15%
^The Grasso Companies LLC and Grasso Pavement Maintenance LLC Veranda L	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	9/28/2025	387.2	387.2	403.7	0.14%
^Daniel W. Stark dba Mountain Valley Lodge and RV Park	Accommodation	Term Loan	Prime plus 2.75%	9/25/2040	12.7	12.7	14.4	0.01%
^Prestigious LifeCare for Seniors LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/25/2025	7.4	7.4	7.5	—%
^Sandlot Ventures LLC and Sandbox Ventures LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/25/2040	418.9	418.9	464.0	0.16%
^Yachting Solutions LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/25/2040	908.7	908.7	1,006.0	0.35%
^St Lawrence Hotel Corp and Oheka Catering Inc dba Quality Inn	Accommodation	Term Loan	Prime plus 2.75%	9/24/2040	590.0	590.0	659.8	0.23%
^Hagerstown Muffler, Inc. and JMS Muffler, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/24/2040	311.5	311.5	351.9	0.12%
^Rutledge Enterprises Inc dba BLC Property Management	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/23/2040	58.5	58.5	65.5	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^J3K LLC dba Ronan True Value Hardware	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	9/23/2025	114.6	114.6	113.1	0.04%
^Finish Strong Inc dba FASTSIGNS St Peters	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	9/23/2025	37.6	37.6	37.1	0.01%
^Nova Solutions Inc	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	9/22/2040	302.1	302.1	337.9	0.12%
^Pine Belt Wood Products LLC	Forestry and Logging	Term Loan	Prime plus 2.75%	9/22/2040	154.6	154.6	168.5	0.06%
^IIoka Inc dba New Cloud Networks	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/21/2025	502.2	502.2	495.6	0.17%
^Sound Manufacturing Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/21/2025	37.5	37.5	37.8	0.01%
^Vanderhoof LLC dba Soxfords	Apparel Manufacturing	Term Loan	Prime plus 2.75%	9/18/2025	11.9	11.9	11.8	—%
^MiJoy Inc dba Imo's Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/18/2025	6.2	6.2	6.1	—%
^Naeem Khan LTD	Apparel Manufacturing	Term Loan	Prime plus 2.75%	9/17/2025	94.0	94.0	92.7	0.03%
^Import Car Connection Inc dba Car Connection	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/16/2040	384.7	384.7	433.5	0.15%
^FirstVitals Health and Wellness Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/15/2025	112.7	112.7	111.2	0.04%
^Almost Home Daycare LLC	Social Assistance	Term Loan	Prime plus 2.75%	9/11/2025	8.2	8.2	8.6	—%
^Gardner's Wharf Holdings LLC and Gardner's Wharf Seafood Inc	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	9/8/2040	132.4	132.4	149.5	0.05%
^Empower Autism Academy	Social Assistance	Term Loan	Prime plus 2.75%	9/4/2040	646.7	646.7	730.6	0.25%
^Higher Grounds Community Coffeehouse, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/2/2025	6.2	6.2	6.2	—%
^The Camera House Inc	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	8/31/2025	929.6	929.6	947.0	0.33%
^LAN Doctors Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/28/2025	62.7	62.7	63.6	0.02%
^Elite Institute LLC dba Huntington Learning Center	Educational Services	Term Loan	Prime plus 2.75%	8/28/2025	11.3	11.3	11.2	—%
^J and K Fitness L.L.C. dba Physiques Womens Fitness Center	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	2/28/2041	90.1	90.1	101.4	0.04%
^3000 CSI Property LLC and Consulting Solutions Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/20/2040	129.8	129.8	146.2	0.05%
^God Be Glorified Inc dba GBG Inc	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	8/20/2025	39.4	39.4	38.9	0.01%
^GDP Gourmet LLC dba Joe and John's Pizza Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/19/2040	136.9	136.9	152.8	0.05%
^Gold Jet Corp.	Couriers and Messengers	Term Loan	Prime plus 2.75%	8/14/2025	53.5	53.5	54.3	0.02%
^SKJ Inc dba Subway	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/13/2025	62.9	62.9	62.4	0.02%
^LP Industries Inc dba Childforms	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	7/29/2025	92.0	92.0	94.5	0.03%
^Pauley Tree and Lawn Care Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	7/28/2025	48.3	48.3	48.8	0.02%
^Beale Street Blues Company-West Palm Beach LLC dba Lafayette's-West Palm	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	7/24/2025	48.8	48.8	48.9	0.02%
^Smart Artists Inc.	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	7/23/2025	16.6	16.6	16.4	0.01%
^Free Ion Advisors LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	7/21/2025	47.3	47.3	46.7	0.02%
^Murrayville Donuts, Inc dba Dunkin' Donuts	Food and Beverage Stores	Term Loan	Prime plus 2.75%	7/15/2040	330.7	330.7	366.5	0.13%
^Union 2 LLC dba The Standard	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/10/2025	74.6	74.6	76.0	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Thrifty Market, Inc. dba Thrifty Foods	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/30/2030	225.1	225.1	240.1	0.08%
^Jonathan E Nichols and Nichols Fire and Security LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/30/2025	54.7	54.7	57.2	0.02%
^Anglin Cultured Stone Products LLC dba Anglin Construction	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/30/2025	205.4	205.4	212.0	0.07%
^Danny V, LLC dba Hugo's Taproom	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2040	38.6	38.6	43.8	0.02%
^BJ's Tavern LLC and BJ's Cabana Bar Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2040	199.5	199.5	227.3	0.08%
^Myclean Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/29/2025	11.6	11.6	11.9	—%
^Summit Beverage Group LLC	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	8/29/2030	248.8	248.8	266.7	0.09%
^Advanced Skincare Medcenter Inc dba Advanced Skincare Surgery	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/29/2025	246.0	246.0	252.6	0.09%
^CEM Autobody LLC dba Dawn's Autobody	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/26/2040	127.4	127.4	144.7	0.05%
^SofRep, Inc dba Force 12 Media	Other Information Services	Term Loan	Prime plus 2.75%	6/26/2025	48.3	48.3	49.4	0.02%
^TJU-DGT Inc dba The Lorenz Cafe	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/26/2029	17.2	17.2	18.5	0.01%
^Jihan Inc dba ARCO AM/PM and Diana Inc dba Diana's Recycling	Gasoline Stations	Term Loan	Prime plus 2.75%	6/26/2040	356.7	356.7	405.9	0.14%
^E & G Enterprises LLC dba Comfort Keepers	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/26/2025	16.4	16.4	16.8	0.01%
^Ohs Auto Body, Inc. dba Ohs Body Shop	Repair and Maintenance	Term Loan	7.72%	6/25/2040	1,145.8	1,145.8	1,301.2	0.45%
^Wolf Enviro Interests, LLC and Enviromax Services Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/25/2040	231.4	231.4	261.3	0.09%
^Evinger PA One, Inc. dba Postal Annex, Falcon	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	6/24/2025	16.4	16.4	17.0	0.01%
^RJI Services, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/23/2025	16.2	16.2	16.6	0.01%
^Real Help LLC dba Real Help Decorative Concrete	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/22/2025	38.7	38.7	40.6	0.01%
^PM Cassidy Enterprises, Inc. dba Junk King	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/19/2025	10.9	10.9	11.1	—%
^KRN Logistics, LLC and Newsome Trucking, Inc	Truck Transportation	Term Loan	Prime plus 2.75%	6/19/2025	391.4	391.4	406.1	0.14%
^Inverted Healthcare Staffing of Florida LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/18/2025	44.7	44.7	45.7	0.02%
^Flooring Liquidators Inc and Flooring Liquidators of Mt Kisco LLC	Specialty Trade Contractors	Term Loan	6.75%	6/17/2025	316.5	316.5	332.0	0.12%
^AM PM Properties, LLC and AM PM Willington, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/17/2040	81.5	81.5	93.1	0.03%
^Bizzare Foods Inc dba Trooper Foods	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	6/12/2025	80.2	80.2	82.0	0.03%
^Anturio Marketing Inc dba Logic Consulting	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/12/2040	272.4	272.4	311.8	0.11%
^Mirage Plastering Inc and Mpire LLC and Mpire II LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	6/12/2040	130.3	130.3	146.3	0.05%
^Eldredge Tavern LLC dba Gonyea's Tavern	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/8/2040	52.8	52.8	60.4	0.02%
^Nicor LLC dba Fibrenew Sacramento	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/5/2022	7.8	7.8	7.9	—%
^ViAr Visual Communications, Inc. dba Fastsigns 281701	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/5/2025	45.2	45.2	46.5	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Chitalian Fratelli LLC dba Francesca Brick Oven Pizza and Pasta	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/5/2025	11.4	11.4	11.7	—%
^Video Vault & Tanning LLC and Mosaic Salon LLC	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/4/2040	85.3	85.3	97.6	0.03%
^Medworxs LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/3/2025	91.1	91.1	93.4	0.03%
^XCESSIVE THROTTLE, INC dba Jake's Roadhouse	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2025	5.9	5.9	6.1	—%
^Villela CPA PL	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	5/27/2025	6.5	6.5	6.7	—%
^Douglas Posey and Sally Watkinson dba Audrey's Farmhouse	Accommodation	Term Loan	Prime plus 2.75%	5/20/2040	163.2	163.2	186.2	0.06%
^15 McArdle LLC and No Other Impressions Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/15/2040	240.9	240.9	272.9	0.09%
^Guard Dogs MFS LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/8/2025	46.7	46.7	47.9	0.02%
^George S Cochran DDS Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/7/2025	93.8	93.8	96.0	0.03%
^South Park Properties LLC and Midlothian Hardware LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	5/6/2040	45.1	45.1	51.6	0.02%
^Matthew Taylor and Landon Farm LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/4/2040	94.4	94.4	106.2	0.04%
^Cares Inc dba Dumpling Grounds Day Care Center	Social Assistance	Term Loan	Prime plus 2.75%	5/1/2040	75.9	75.9	86.9	0.03%
^Orchid Enterprises Inc dba Assisting Hands of Sussex County	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/24/2025	10.7	10.7	11.0	—%
^Ragazza Restaurant Group, Inc. dba Bambolina	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/21/2025	12.9	12.9	13.3	—%
^Diamond Solutions LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	4/21/2025	14.6	14.6	15.0	0.01%
^Giacchino Maritime Consultants Inc	Personal and Laundry Services	Term Loan	Prime plus 2.75%	4/17/2025	16.1	16.1	16.5	0.01%
^Sound Coaching Inc	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	4/14/2025	31.7	31.7	32.5	0.01%
^Faramarz Nikourazm dba Car Clinic Center	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/3/2040	68.8	68.8	78.3	0.03%
^HAVANA CENTRAL NJ1, LLC dba Havana Central	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/31/2025	203.4	203.4	213.0	0.07%
^Advance Case Parts RE Holdings LLC and Advance Case Parts Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/31/2040	707.0	707.0	798.7	0.28%
^Mid-South Lumber Co. of Northwest Florida, Inc.	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	3/31/2040	400.2	400.2	451.7	0.16%
^Copper Beech Financial Group LLC	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	3/30/2025	88.3	88.3	91.5	0.03%
^Delta Aggregate LLC	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	3/30/2025	72.3	72.3	75.7	0.03%
^Sunset Marine Resort LLC and GoXpeditions LLC and Lavon Gomes and Trac	Accommodation	Term Loan	Prime plus 2.75%	3/27/2040	281.7	281.7	322.0	0.11%
^Foresite Realty Partners LLC and Foresite Real Estate Holdings LLC	Real Estate	Term Loan	Prime plus 2.75%	3/27/2025	874.5	874.5	893.4	0.31%
^Shellhorn and Hill Inc dba Total Fleet Service	Nonstore Retailers	Term Loan	Prime plus 2.75%	3/27/2040	967.3	967.3	1,091.8	0.38%
^Shorr Enterprises Inc dba New Design Furniture Manufacturers	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	3/27/2025	75.4	75.4	78.4	0.03%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Joyce Outdoor Advertising NJ LLC and Joyce Outdoor Advertising LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/26/2040	50.4	50.4	57.6	0.02%
^Zero-In Media Inc	Data Processing, Hosting, and Related Services	Term Loan	Prime plus 2.75%	3/25/2025	15.9	15.9	16.2	0.01%
^Loriet LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	3/24/2025	8.5	8.5	8.7	—%
^Shelton Incorporated dba Mrs. Winners	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/20/2040	105.0	105.0	120.0	0.04%
^Jaymie Hazard dba Indigo Hair Studio and Day Spa	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/20/2040	40.1	40.1	45.5	0.02%
^R & R Security and Investigations Inc dba Pardners Lake Buchanan	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2040	79.7	79.7	91.1	0.03%
^MMS Realty, LLC and Molecular MS Diagnostics LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/18/2040	150.0	150.0	170.2	0.06%
^Royal Crest Motors LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/16/2040	85.1	85.1	96.8	0.03%
^BND Sebastian Limited Liability Company and Sebastian Fitness LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/16/2040	161.0	161.0	183.5	0.06%
^Douglas Printy Motorsports, Inc. dba Blackburn Trike	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	3/9/2040	179.1	179.1	203.1	0.07%
^Luigi's on Main LLC and Luigi's Main Street Pizza Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/4/2025	7.9	7.9	8.3	—%
^Baystate Firearms and Training, LLC	Educational Services	Term Loan	Prime plus 2.75%	2/27/2025	44.2	44.2	45.2	0.02%
^Pace Motor Lines, Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	2/26/2025	46.0	46.0	48.2	0.02%
^Kingseal LLC dba Desoto Health and Rehab Center	Nursing and Residential Care Facilities	Term Loan	Prime plus 2.75%	2/26/2040	1,190.4	1,190.4	1,360.8	0.47%
^Nelson Financial Services LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/24/2025	8.7	8.7	8.9	—%
^Kiddie Steps 4 You Inc.	Social Assistance	Term Loan	Prime plus 2.75%	2/19/2040	57.8	57.8	65.5	0.02%
^Triangle Trash LLC dba Bin There Dump That	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	2/18/2025	51.9	51.9	53.7	0.02%
^Silva Realty Holdings, LLC and MF-Silva Enterprises, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/11/2040	159.9	159.9	181.2	0.06%
^740 Barry Street Realty LLC and Wild Edibles Inc	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	2/10/2040	459.6	459.6	525.4	0.18%
^Kostekos Inc dba New York Style Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/6/2040	61.9	61.9	70.3	0.02%
^DuCharme Realty LLC and DuCharme Enterprises LLC	Wood Product Manufacturing	Term Loan	Prime plus 2.75%	2/2/2040	210.1	210.1	237.7	0.08%
^Dean 1021 LLC dba Pure Pita	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/29/2025	59.4	59.4	61.0	0.02%
^Limameno LLC dba Sal's Italian Ristorante	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/23/2025	57.5	57.5	59.1	0.02%
^Palmabak Inc dba Mami Nora's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/22/2025	8.5	8.5	8.9	—%
^Jung Design Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	1/20/2022	4.3	4.3	4.3	—%
^Grand Blanc Lanes, Inc. and H, H and H, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/31/2039	123.5	123.5	140.9	0.05%
^Evans and Paul LLC	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	12/30/2024	167.9	167.9	175.2	0.06%
^First Prevention and Dialysis Center, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/30/2024	204.0	204.0	212.4	0.07%
^Bowlerama Inc	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/24/2039	1,117.6	1,117.6	1,276.1	0.44%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^The Lodin Group LLC and Lodin Health Imaging Inc dba Highlands Breast	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/23/2039	492.1	492.1	555.0	0.19%
^Thermoplastic Services Inc and Paragon Plastic Sheet, Inc	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	12/23/2039	464.0	464.0	529.8	0.18%
^Beale Street Blues Company-West Palm Beach, LLC dba Lafayette Music Hall	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	12/22/2024	128.1	128.1	131.9	0.05%
^MM and M Management Inc dba Pizza Artista	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/19/2025	32.8	32.8	33.7	0.01%
^B.S. Ventures LLC dba Dink's Market	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/19/2039	49.9	49.9	57.0	0.02%
^Will Zac Management LLC dba Papa John's	Food Services and Drinking Places	Term Loan	6.25%	12/19/2024	112.1	112.1	117.2	0.04%
^The Jewelers Inc. dba The Jewelers of Las Vegas	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	12/19/2024	851.7	851.7	870.1	0.30%
^B & W Towing, LLC and Boychucks Fuel LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/17/2039	152.6	152.6	172.7	0.06%
^All American Games, LLC and Sportslink - The Game, LLC	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	12/10/2024	273.2	273.2	281.6	0.10%
^Kemmer LLC and Apples Tree Top Liquors LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	12/4/2039	130.0	130.0	146.9	0.05%
^Teamnewman Enterprises LLC dba Newmans at 988 and John H. Newman	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/25/2039	110.3	110.3	125.5	0.04%
^DeRidder Chiropractic LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/25/2024	8.9	8.9	9.3	—%
^Modern Manhattan LLC	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	11/25/2024	148.5	148.5	151.9	0.05%
^J&D Resources, LLC dba Aqua Science	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/21/2024	512.0	512.0	524.1	0.18%
^Legacy Estate Planning Inc dba American Casket Enterprises	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/21/2024	28.4	28.4	28.9	0.01%
^DC Real LLC and DC Enterprises LTD dba Lakeview True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	11/20/2039	111.1	111.1	126.5	0.04%
^Joey O's LLC and Jennifer Olszewski	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/7/2024	0.6	0.6	0.6	—%
^Heartland American Properties LLC and Skaggs RV Outlet LLC	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	10/31/2039	442.8	442.8	503.8	0.18%
^Seelan Inc dba Candleridge Market	Gasoline Stations	Term Loan	Prime plus 2.75%	10/27/2039	83.7	83.7	94.8	0.03%
^Navdeep B Martins and Busy Bubbles LLC dba Wishy Washy	Personal and Laundry Services	Term Loan	Prime plus 2.75%	10/24/2039	82.4	82.4	93.1	0.03%
^One Hour Jewelry Repair Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/14/2024	13.7	13.7	14.0	—%
^Return to Excellence, Inc. dba The Waynesville Inn Golf & Spa	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/10/2039	1,173.5	1,173.5	1,339.9	0.47%
^Sound Manufacturing Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	10/10/2024	124.7	124.7	128.3	0.04%
^DNT Storage and Properties LLC	Real Estate	Term Loan	Prime plus 2.75%	10/10/2039	94.1	94.1	107.2	0.04%
^Smith Spinal Care Center P.C. and James C. Smith	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/8/2039	55.5	55.5	63.1	0.02%
^Doctors Express Management of Central Texas LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	10/8/2024	32.4	32.4	33.9	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Michael Rey Jr. and Lynn J. Williams and GIG Petcare dba Hickory	Personal and Laundry Services	Term Loan	Prime plus 2.75%	10/3/2039	114.0	114.0	129.9	0.05%
^Sumad LLC dba BrightStar Care of Encinitas	Administrative and Support Services	Term Loan	Prime plus 2.75%	10/2/2024	35.5	35.5	37.1	0.01%
^Roccos LLC and Sullo Pantalone Inc dba Rocco's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/30/2039	235.9	235.9	266.8	0.09%
^Gordon E Rogers dba Stonehouse Motor Inn	Accommodation	Term Loan	Prime plus 2.75%	9/26/2039	53.0	53.0	60.5	0.02%
^North Columbia LLC and Loop Liquor and Convenience Store LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	9/24/2039	146.9	146.9	167.1	0.06%
^6 Price Avenue, LLC and Pauley Tree & Lawn Care, Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/24/2039	432.6	432.6	486.3	0.17%
^Andrene's LLC dba Andrene's Caribbean Soul Food Carry Out	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/23/2024	19.1	19.1	19.4	0.01%
^Ryan Crick and Pamela J. Crick and Crick Enterprises Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2039	134.2	134.2	153.1	0.05%
^Modern Leather Goods Repair Shop Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/17/2024	38.2	38.2	38.9	0.01%
^Animal Intrusion Prevention Systems Holding Company, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	9/15/2024	180.1	180.1	185.4	0.06%
^Tavern Properties LLC and Wildwood Tavern LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/15/2039	394.7	394.7	448.5	0.16%
^Indy East Smiles Youth Dentistry LLC dba Prime Smile East	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/11/2024	415.6	415.6	423.5	0.15%
^B&P Diners LLC dba Engine House Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/10/2024	52.8	52.8	53.7	0.02%
^Delta Aggregate LLC	Mining (except Oil and Gas)	Term Loan	Prime plus 2.75%	8/28/2039	859.0	859.0	979.7	0.34%
^Orange County Cleaning Inc	Administrative and Support Services	Term Loan	Prime plus 2.75%	8/27/2024	9.4	9.4	9.6	—%
^Lamjam LLC, Goldsmith Lambros Inc	Clothing and Clothing Accessories Stores	Term Loan	Prime plus 2.75%	8/27/2024	88.4	88.4	92.2	0.03%
^Qycell Corporation	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	8/26/2024	78.5	78.5	81.1	0.03%
^Atlas Auto Body Inc dba Atlas Auto Sales	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/22/2039	47.5	47.5	53.8	0.02%
^Alpha Preparatory Academy LLC	Social Assistance	Term Loan	Prime plus 2.75%	8/15/2039	134.3	134.3	153.1	0.05%
^Katie Senior Care LLC dba Home Instead Senior Care	Social Assistance	Term Loan	Prime plus 2.75%	8/15/2024	80.8	80.8	82.2	0.03%
^Hamer Road Auto Salvage, LLC and Scott T. Cook and Nikki J. Cook	Motor Vehicle and Parts Dealers	Term Loan	6%	8/8/2039	176.0	176.0	200.8	0.07%
^Almost Home Property LLC and Almost Home Daycare LLC	Social Assistance	Term Loan	Prime plus 2.75%	8/7/2039	677.8	677.8	771.8	0.27%
^AGV Enterprises LLC dba Jet's Pizza #42	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/31/2024	35.2	35.2	36.0	0.01%
^iFood, Inc. dba Steak N Shake	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/31/2024	253.5	253.5	261.8	0.09%
^575 Columbus Avenue Holding Company, LLC and LA-ZE LLC dba EST EST EST	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/30/2039	19.4	19.4	22.1	0.01%
^Honeyspot Investors LLP and Pace Motor Lines Inc	Truck Transportation	Term Loan	Prime plus 2.75%	7/24/2039	137.8	137.8	157.1	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Miss Cranston Diner II, LLC and Miss Cranston II Realty LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/17/2039	93.8	93.8	106.6	0.04%
^Lisle Lincoln II Limited Partnership dba Lisle Lanes LP	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/30/2024	63.3	63.3	66.2	0.02%
^iFood, Inc. dba Steak N Shake	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2039	579.0	579.0	662.6	0.23%
^Honeyspot Investors LLP and Pace Motor Lines Inc	Truck Transportation	Term Loan	Prime plus 2.75%	6/30/2039	803.5	803.5	924.8	0.32%
^AMG Holding, LLC and Stetson Automotive, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/30/2039	190.9	190.9	219.7	0.08%
^Zinger Hardware and General Merchant Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	7.25%	6/26/2024	43.8	43.8	45.8	0.02%
^JPM Investments LLC and Carolina Family Foot Care P.A.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/26/2039	129.6	129.6	148.9	0.05%
^Nikobella Properties LLC and JPO Inc dba Village Car Wash	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/25/2039	444.1	444.1	510.3	0.18%
^Big Sky Plaza LLC and Strickland, Incorporated dba Livingston True Value	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/20/2039	214.0	214.0	245.9	0.09%
^Nirvi Enterprises LLC dba Howard Johnson / Knights Inn	Accommodation	Term Loan	Prime plus 2.75%	6/17/2039	843.8	843.8	971.2	0.34%
^Sico & Walsh Insurance Agency Inc and The AMS Trust	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	6/6/2039	85.5	85.5	98.4	0.03%
^Sujata Inc dba Stop N Save Food Mart and Dhruvesh Patel	Food and Beverage Stores	Term Loan	Prime plus 2.75%	6/3/2024	14.3	14.3	14.9	0.01%
^Long Island Barber Institute Inc	Educational Services	Term Loan	Prime plus 2.75%	6/2/2039	50.9	50.9	58.4	0.02%
^CJR LLC and PowerWash Plus, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/30/2024	33.1	33.1	34.7	0.01%
^Pocono Coated Products, LLC	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/30/2024	14.1	14.1	14.8	0.01%
^Wilton Dental Care P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/29/2024	81.9	81.9	84.9	0.03%
^EGM Food Services Inc dba Gold Star Chili	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/29/2024	12.3	12.3	12.7	—%
^Jonesboro Health Food Center LLC	Health and Personal Care Stores	Term Loan	Prime plus 2.75%	5/27/2024	38.7	38.7	40.1	0.01%
^Hae M. and Jin S. Park dba Buford Car Wash	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/15/2039	151.7	151.7	173.9	0.06%
^The River Beas LLC and Punam Singh	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/8/2039	82.9	82.9	95.2	0.03%
^AS Boyals LLC dba Towne Liquors	Food and Beverage Stores	Term Loan	Prime plus 2.75%	4/29/2039	99.4	99.4	114.4	0.04%
^Gerami Realty, LC, Sherrill Universal City Corral, LP dba Golden	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/23/2027	58.1	58.1	62.1	0.02%
^Complete Body & Paint, Inc.	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/23/2039	19.0	19.0	21.9	0.01%
^Island Wide Realty LLC and Long Island Partners, Inc.	Real Estate	Term Loan	Prime plus 2.75%	4/22/2039	94.8	94.8	109.1	0.04%
^Wilshire Media Systems Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	4/17/2024	115.0	115.0	119.4	0.04%
^1899 Tavern & Tap LLC and Ale House Tavern & Tap LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	4/9/2039	124.6	124.6	143.3	0.05%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Hodges Properties LLC and Echelon Enterprises Inc dba Treads Bicycle	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	3/31/2039	409.2	409.2	469.9	0.16%
^Dantanna's Tavern LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/30/2024	103.3	103.3	107.4	0.04%
^Little People's Village II LLC and Iliopoulos Realty LLC	Social Assistance	Term Loan	Prime plus 2.75%	3/31/2039	84.4	84.4	96.6	0.03%
^Little People's Village II LLC and Iliopoulos Realty LLC	Social Assistance	Term Loan	Prime plus 2.75%	3/31/2039	93.2	93.2	106.6	0.04%
^Eagle Aggregate Transportation, LLC and Eagle Pneumatic Transport LLC	Truck Transportation	Term Loan	Prime plus 2.75%	3/31/2024	430.2	430.2	448.9	0.16%
^Kemmer, LLC and Pitts Package Store, Inc.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/31/2039	108.2	108.2	123.5	0.04%
^Lake Area Autosound LLC and Ryan H. Whittington	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	7/28/2039	115.7	115.7	133.0	0.05%
^Knowledge First Inc dba Magic Years of Learning and Kimberly Knox	Social Assistance	Term Loan	Prime plus 2.75%	3/21/2039	133.3	133.3	152.7	0.05%
^636 South Center Holdings, LLC and New Mansfield Brass and Aluminum Co	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	3/20/2039	71.9	71.9	82.6	0.03%
^Cormac Enterprises and Wyoming Valley Beverage Incorporated	Food and Beverage Stores	Term Loan	Prime plus 2.75%	3/20/2039	101.1	101.1	116.2	0.04%
^Kinisi, Inc. dba The River North UPS Store	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/18/2024	13.1	13.1	13.7	—%
^Tortilla King Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	3/14/2039	42.2	42.2	48.5	0.02%
^Tortilla King, Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	3/14/2029	824.3	824.3	889.8	0.31%
^Bowl Mor, LLC dba Bowl Mor Lanes / Spare Lounge, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/13/2039	203.7	203.7	234.1	0.08%
^R & R Boyal LLC dba Cap N Cat Clam Bar and Little Ease Tavern	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/28/2039	379.8	379.8	435.5	0.15%
^Summit Beverage Group LLC	Beverage and Tobacco Product Manufacturing	Term Loan	Prime plus 2.75%	2/28/2024	211.5	211.5	220.4	0.08%
^952 Boston Post Road Realty, LLC and HNA LLC dba Styles International	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2039	192.0	192.0	219.9	0.08%
^Choe Trade Group Inc dba Rapid Printers of Monterey	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	2/28/2024	96.1	96.1	100.3	0.03%
^Faith Memorial Chapel LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	2/28/2039	195.1	195.1	223.5	0.08%
^96 Mill Street LLC, Central Pizza LLC and Jason Bikakis George Bikaki	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/12/2039	128.8	128.8	148.0	0.05%
^JWB Industries, Inc. dba Carteret Die Casting	Primary Metal Manufacturing	Term Loan	Prime plus 2.75%	2/11/2024	168.9	168.9	175.0	0.06%
^986 Dixwell Avenue Holding Company, LLC(EPC) and Mughali Foods, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/7/2039	90.5	90.5	103.9	0.04%
^Awesome Pets II Inc dba Mellisa's Pet Depot	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	2/7/2024	50.8	50.8	52.7	0.02%
^Sarah Sibadan dba Sibadan Agency	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	1/27/2039	117.4	117.4	134.9	0.05%
^Icore Enterprises Inc dba Air Flow Filters Inc	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	1/15/2024	12.9	12.9	13.5	—%
^Nutmeg North Associates LLC, Steeltech Building Products Inc	Construction of Buildings	Term Loan	Prime plus 2.75%	12/31/2038	830.5	830.5	950.2	0.33%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^KK International Trading Corporation	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/23/2028	146.3	146.3	158.1	0.06%
^Kurtis Sniezek dba Wolfe's Foreign Auto	Repair and Maintenance	Term Loan	Prime plus 2.75%	12/20/2038	80.5	80.5	92.4	0.03%
^PLES Investements, LLC and John Redder, Pappy Sand & Gravel, Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/19/2038	502.8	502.8	573.5	0.20%
^TAK Properties LLC and Kinderland Inc	Social Assistance	Term Loan	Prime plus 2.75%	12/18/2038	367.1	367.1	420.5	0.15%
^TOL LLC dba Wild Birds Unlimited	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	12/13/2023	10.9	10.9	11.3	—%
^920 CHR Realty LLC, V. Garofalo Carting Inc	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	12/10/2038	379.3	379.3	435.5	0.15%
^DKB Transport Corp	Truck Transportation	Term Loan	Prime plus 2.75%	12/5/2038	125.7	125.7	144.3	0.05%
^Firm Foundations Inc David S Gaitan Jr and Christopher K Daigle	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/3/2038	94.4	94.4	107.7	0.04%
^Spectrum Development LLC and Solvit Inc & Solvit North, Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/2/2023	235.8	235.8	244.0	0.08%
^BVIP Limousine Service LTD	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	11/27/2038	69.1	69.1	79.3	0.03%
^Wallace Holdings LLC, GFA International Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.5%	11/25/2023	71.9	71.9	74.5	0.03%
^AcuCall LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	11/21/2023	8.9	8.9	9.2	—%
^Kids in Motion of Springfield LLC dba The Little Gym of Springfield IL	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	11/18/2023	26.5	26.5	27.4	0.01%
^Yousef Khatib dba Y&M Enterprises	Wholesale Electronic Markets and Agents and Brokers	Term Loan	Prime plus 2.75%	11/15/2023	43.4	43.4	44.8	0.02%
^Howell Gun Works LLC	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	Prime plus 2.75%	11/14/2023	2.7	2.7	2.8	—%
^Polpo Realty, LLC, Polpo Restaurant, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/6/2038	56.3	56.3	64.6	0.02%
^Twinsburg Hospitality Group LLC dba Comfort Suites	Accommodation	Term Loan	Prime plus 2.75%	10/31/2038	853.9	853.9	977.5	0.34%
^Mid-Land Sheet Metal Inc	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/31/2038	124.1	124.1	142.4	0.05%
^Master CNC Inc & Master Properties LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	10/31/2038	538.0	538.0	614.7	0.21%
^Janice B. McShan and The Metropolitan Day School, LLC	Social Assistance	Term Loan	Prime plus 2.75%	10/31/2023	24.9	24.9	26.0	0.01%
^1 North Restaurant Corp dba 1 North Steakhouse	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/31/2038	191.6	191.6	219.8	0.08%
^Clairvoyant Realty Corp. and Napoli Marble & Granite Design, Ltd	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	10/24/2038	133.6	133.6	153.4	0.05%
^Greenbrier Technical Services, Inc	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/24/2023	117.5	117.5	122.4	0.04%
^First Steps Real Estate Company, LLC and First Steps Preschool	Social Assistance	Term Loan	Prime plus 2.75%	9/30/2038	87.8	87.8	100.2	0.03%
^Lenoir Business Partners LLC, LP Industries, Inc dba Childforms	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	9/30/2038	265.5	265.5	304.2	0.11%
^LP Industries, Inc dba Childforms	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	9/30/2038	108.2	108.2	124.1	0.04%
^Cencon Properties LLC and Central Connecticut Warehousing Company, Inc	Warehousing and Storage	Term Loan	Prime plus 2.75%	9/30/2038	310.2	310.2	355.7	0.12%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Discount Wheel and Tire of Broken Bow Inc	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	9/30/2038	201.2	201.2	230.0	0.08%
^Mitchellville Family Dentistry, Dr. Octavia Simkins-Wiseman DDS PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/27/2038	301.3	301.3	344.8	0.12%
^Gabrielle Realty, LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	9/27/2038	681.1	681.1	778.4	0.27%
^Eastside Soccer Dome, Inc .	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/26/2038	416.9	416.9	478.0	0.17%
^Anthony C Dinoto and Susan S P Dinoto and Anthony C Dinoto Funeral Homes	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/26/2038	89.9	89.9	103.1	0.04%
^Southeast Chicago Soccer, Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/26/2038	46.0	46.0	52.8	0.02%
^Kiddie Steps 4 You Inc.	Social Assistance	Term Loan	Prime plus 2.75%	9/25/2038	81.8	81.8	93.5	0.03%
^Diamond Memorials Incorporated	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	9/25/2023	6.3	6.3	6.5	—%
^Serious-Fun in Alpharetta, LLC dba The Little Gym of Alpharetta	Educational Services	Term Loan	Prime plus 2.75%	9/20/2023	26.1	26.1	27.0	0.01%
^Faith Memorial Chapel LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/20/2038	241.6	241.6	276.1	0.10%
^Westville Seafood LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/19/2038	101.0	101.0	115.5	0.04%
^Maynard Enterprises Inc dba Fastsigns of Texarkana	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	9/18/2023	9.1	9.1	9.4	—%
^Grafio Inc dba Omega Learning Center-Acworth	Educational Services	Term Loan	Prime plus 2.75%	9/13/2023	93.2	93.2	96.3	0.03%
^The Berlerro Group, LLC dba Sky Zone	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/12/2023	243.6	243.6	251.4	0.09%
^Sound Manufacturing Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	9/12/2028	41.4	41.4	44.5	0.02%
^Prospect Kids Academy Inc	Educational Services	Term Loan	Prime plus 2.75%	9/11/2038	111.7	111.7	127.9	0.04%
^Alma J. and William R. Walton and Almas Child Day Care Center	Social Assistance	Term Loan	Prime plus 2.75%	9/11/2038	35.6	35.6	40.9	0.01%
^B for Brunette dba Blo	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/10/2023	30.4	30.4	31.3	0.01%
^Schmaltz Holdings, LLC and Schmaltz Operations, LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/4/2038	200.3	200.3	228.6	0.08%
^Excel RP Inc	Machinery Manufacturing	Term Loan	Prime plus 2.75%	8/30/2023	72.1	72.1	74.5	0.03%
^ACI Northwest Inc.	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	8/30/2023	300.1	300.1	312.1	0.11%
^Gulfport Academy Child Care and Learning Center, Inc. and Jennifer Sis	Social Assistance	Term Loan	Prime plus 2.75%	8/30/2023	23.9	23.9	24.9	0.01%
^IlOKA Inc dba Microtech Tel and NewCloud Networks	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/30/2023	359.7	359.7	371.6	0.13%
^Ramard Inc and Advanced Health Sciences Inc	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	8/28/2023	103.8	103.8	106.8	0.04%
^RM Hawkins LLC dba Pure Water Tech West and Robert M Hawkins	Nonstore Retailers	Term Loan	Prime plus 2.75%	8/26/2023	44.7	44.7	46.4	0.02%
^JSIL LLC dba Blackstones Hairdressing	Personal and Laundry Services	Term Loan	Prime plus 2.75%	8/16/2023	10.7	10.7	11.0	—%
^Island Nautical Enterprises, Inc. and Ingwall Holdings, LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	8/14/2038	311.1	311.1	355.3	0.12%
^Caribbean Concepts, Inc. dba Quick Bleach	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	8/12/2023	12.4	12.4	12.8	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Daniel W and Erin H Gordon and Silver Lining Stables CT, LLC	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	7/24/2023	6.5	6.5	6.7	—%
^Angkor Restaurant Inc	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/19/2038	83.4	83.4	95.5	0.03%
^Harbor Ventilation Inc and Estes Investment, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2038	2.1	2.1	2.4	—%
^Tri County Heating and Cooling Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/19/2023	47.8	47.8	49.8	0.02%
^Morning Star Trucking LLC and Morning Star Equipment and Leasing LLC	Truck Transportation	Term Loan	Prime plus 2.75%	7/17/2023	29.3	29.3	30.1	0.01%
^Maxiflex LLC	Miscellaneous Manufacturing	Term Loan	Prime plus 2.75%	6/28/2023	24.2	24.2	25.2	0.01%
^GIA Realty LLC and VRAJ GIA LLC dba Lakeview Laundromat	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/28/2038	87.0	87.0	100.2	0.03%
^2161 Highway 6 Trail, LLC, R. H. Hummer JR., Inc.	Truck Transportation	Term Loan	Prime plus 2.75%	6/19/2026	449.8	449.8	479.3	0.17%
^Blakeslee Arpaia Chapman, Inc. dba Blakeslee Industrial Services	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	6/18/2028	648.9	648.9	701.9	0.24%
^KDP LLC and KDP Investment Advisors, Inc and KDP Asset Management, Inc	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/14/2023	184.5	184.5	191.1	0.07%
^Elite Structures Inc	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	6/12/2038	812.2	812.2	933.6	0.32%
^Willowbrook Properties LLC, Grove Gardens Landscaping Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	6/5/2038	166.4	166.4	191.4	0.07%
^Absolute Desire LLC and Mark H. Szierer, Sophisticated Smile	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/5/2038	168.3	168.3	193.3	0.07%
^Gregory P Jellenek OD and Associates PC dba Gregory P Jellenek OD	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/28/2023	33.1	33.1	34.4	0.01%
^Ryan D. Thornton and Thornton & Associates LLC	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	5/24/2023	25.2	25.2	26.1	0.01%
^Peanut Butter & Co., Inc.	Food Manufacturing	Term Loan	Prime plus 2.75%	4/30/2023	51.7	51.7	53.5	0.02%
^PowerWash Plus, Inc. and CJR, LLC	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/30/2038	489.6	489.6	562.9	0.20%
^Kidrose, LLC dba Kidville Riverdale	Educational Services	Term Loan	Prime plus 2.75%	4/22/2023	41.4	41.4	43.0	0.01%
^1258 Hartford TPKE, LLC and Phelps and Sons, Inc	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/29/2038	110.6	110.6	126.9	0.04%
^A & M Commerce, Inc. dba Cranberry Sunoco	Gasoline Stations	Term Loan	Prime plus 2.75%	3/27/2038	292.9	292.9	336.5	0.12%
^Xela Pack, Inc. and Aliseo and Catherine Gentile	Paper Manufacturing	Term Loan	Prime plus 2.75%	3/27/2028	197.7	197.7	213.5	0.07%
^American Diagnostic Imaging, Inc. dba St. Joseph Imaging Center	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	3/25/2038	476.9	476.9	547.6	0.19%
^Michael A.and HeatherR. Welsch dba Art & FrameEtc.	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	3/22/2038	59.9	59.9	68.8	0.02%
^Truth Technologies Inc dba Truth Technologies Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/21/2023	44.1	44.1	45.6	0.02%
^Sound Manufacturing, Inc. and Monster Power Equipment Inc.	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	3/15/2023	261.6	261.6	271.4	0.09%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Golden Gate Lodging LLC	Accommodation	Term Loan	Prime plus 2.75%	3/12/2038	102.2	102.2	117.4	0.04%
^Bakhtar Group LLC dba Malmaison	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2023	52.6	52.6	54.3	0.02%
^Osceola River Mill, LLC, Ironman Machine, Inc.	Machinery Manufacturing	Term Loan	Prime plus 2.75%	2/20/2038	76.3	76.3	87.7	0.03%
^Java Warung, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/19/2038	45.2	45.2	52.0	0.02%
^Retain Loyalty LLC	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	2/15/2038	94.1	94.1	108.0	0.04%
^North Country Transport, LLC	Transit and Ground Passenger Transportation	Term Loan	Prime plus 2.75%	2/6/2023	7.7	7.7	8.0	—%
^MJD Investments, LLC dba The Community Day School	Social Assistance	Term Loan	Prime plus 2.75%	1/31/2038	228.1	228.1	261.9	0.09%
^Sherill Universal City dba Golden Corral LP	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/28/2038	390.6	390.6	449.0	0.16%
^Elegant Fireplace Mantels, Inc. dba Elegant Fireplace Mantels	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	12/31/2022	47.3	47.3	48.7	0.02%
^Macho LLC, Madelaine Chocolate Novelties Inc	Food Manufacturing	Term Loan	Prime plus 2.75%	12/31/2037	442.9	442.9	508.6	0.18%
^Babie Bunnie Enterprises Inc dba Triangle Mothercare	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/28/2027	29.9	29.9	32.1	0.01%
^John Duffy Fuel Co., Inc.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	12/28/2022	249.5	249.5	257.5	0.09%
^Polpo Realty LLC & Polpo Restaurant LLC dba Polpo Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2037	456.9	456.9	524.6	0.18%
^Martin L Hopp, MD PHD A Medical Corp dba Tower ENT	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/21/2022	32.0	32.0	33.1	0.01%
^Cheryle A Baptiste and Cheryle Baptiste DDS PLLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/30/2037	252.5	252.5	289.8	0.10%
^Daniel Gordon and Erin Gordon and Silver Lining Stables CT, LLC	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	11/28/2037	201.4	201.4	231.3	0.08%
^D&L Rescources, Inc. dba The UPS Store	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	11/27/2022	4.6	4.6	4.8	—%
^Richmond Hill Mini Market, LLC	Food and Beverage Stores	Term Loan	Prime plus 2.75%	11/27/2037	162.9	162.9	186.9	0.07%
^DRV Enterprise, Inc. dba Cici's Pizza # 339	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	11/26/2022	28.8	28.8	29.9	0.01%
^U & A Food and Fuel, Inc. dba Express Gas & Food Mart	Gasoline Stations	Term Loan	Prime plus 2.75%	11/21/2037	84.6	84.6	97.2	0.03%
^Pioneer Windows Manufacturing Corp, Pioneer Windows	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	11/21/2022	129.9	129.9	134.3	0.05%
^R & J Petroleum LLC, Manar USA, Inc.	Gasoline Stations	Term Loan	Prime plus 2.75%	11/20/2037	158.2	158.2	181.6	0.06%
^St Judes Physical Therapy P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	11/19/2022	10.0	10.0	10.4	—%
^Hi-Def Imaging, Inc. dba SpeedPro Imaging	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/9/2022	10.6	10.6	10.9	—%
^Reidville Hydraulics Mfg Inc dba Summit	Machinery Manufacturing	Term Loan	Prime plus 2.75%	11/2/2037	234.6	234.6	268.7	0.09%
^Big Apple Entertainment Partners, LLC d/b/a Ripley's Believe It or Not	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	10/26/2022	86.2	86.2	88.8	0.03%
^University Park Retreat, LLC dba Massage Heights	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/27/2022	34.8	34.8	36.0	0.01%
^O'Rourkes Diner LLC dba O'Rourke's Diner	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	9/19/2037	57.3	57.3	65.6	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^AJK Enterprise LLC dba AJK Enterprise LLC	Truck Transportation	Term Loan	Prime plus 2.75%	8/27/2022	7.3	7.3	7.6	—%
^Suncoast Aluminum Furniture, Inc	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	8/17/2037	314.4	314.4	360.5	0.13%
^Hofgard & Co., Inc. dba HofgardBenefits	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	7/27/2022	46.2	46.2	47.5	0.02%
^Georgia Safe Sidewalks LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	7/27/2022	6.5	6.5	6.7	—%
^Havana Central (NY) 5, LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	6/29/2022	641.8	641.8	662.8	0.23%
^Central Tire, Inc. dba Cooper Tire & Auto Services	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/29/2037	250.3	250.3	287.6	0.10%
^Jenkins-Pavia Corporation dba Victory Lane Quick Oil Change	Repair and Maintenance	Term Loan	Prime plus 2.75%	6/27/2037	60.5	60.5	69.5	0.02%
^KIND-ER-ZZ Inc dba Kidville	Educational Services	Term Loan	Prime plus 2.75%	6/15/2022	21.4	21.4	22.1	0.01%
^Graphish Studio, Inc. and Scott Fishoff	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	6/14/2022	8.7	8.7	8.9	—%
^ALF, LLC, Mulit-Service Eagle Tires	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	5/31/2037	54.5	54.5	62.6	0.02%
^Christou Real Estate Holdings LLC dba Tops American Grill	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/17/2037	245.4	245.4	282.0	0.10%
^Tracey Vita-Morris dba Tracey Vita's School of Dance	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	5/10/2022	9.5	9.5	9.8	—%
^Fair Deal Food Mart Inc dba Neighbors Market	Gasoline Stations	Term Loan	Prime plus 2.75%	5/3/2037	330.0	330.0	379.2	0.13%
^Tanner Optical, Inc. dba Murphy Eye Care	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	4/27/2022	3.4	3.4	3.5	—%
^Zane Filippone Co Inc dba Culligan Water Conditioning	Nonstore Retailers	Term Loan	Prime plus 2.75%	4/12/2022	229.4	229.4	236.9	0.08%
^Indoor Playgrounds Limited Liability Company dba Kidville	Educational Services	Term Loan	Prime plus 2.75%	4/5/2022	2.0	2.0	2.0	—%
^Access Staffing, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/30/2022	73.7	73.7	75.9	0.03%
^Brandywine Picnic Park, Inc. and B.Ross Capps & Linda Capps	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/30/2031	179.3	179.3	198.2	0.07%
^DC Realty, LLC dba FOGO Data Centers	Professional, Scientific, and Technical Services	Term Loan	6%	3/23/2037	2,623.4	2,623.4	3,010.5	1.05%
^DC Realty, LLC dba FOGO Data Centers	Professional, Scientific, and Technical Services	Term Loan	6.25%	3/23/2022	609.9	609.9	628.6	0.22%
^Manuel P. Barrera and Accura Electrical Contractor, Inc.	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/23/2028	72.1	72.1	78.0	0.03%
^Shweiki Media, Inc. dba Study Breaks Magazine	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	3/22/2027	786.4	786.4	844.5	0.29%
^ATI Jet, Inc.	Air Transportation	Term Loan	Prime plus 2.75%	12/28/2026	548.2	548.2	587.5	0.20%
^J. Kinderman & Sons, Inc. dba Brite Star Manufacturing Company	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	12/22/2036	352.6	352.6	404.1	0.14%
^K's Salon, LLC d/b/a K's Salon	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/20/2021	27.8	27.8	28.5	0.01%
^15 Frederick Place LLC & Pioneer Windows Holdings Inc & Subs	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	12/16/2021	92.2	92.2	94.7	0.03%
^Taylor Transport, Inc	Truck Transportation	Term Loan	Prime plus 2.75%	12/8/2021	93.2	93.2	95.8	0.03%
^K9 Bytes, Inc & Epazz, Inc dba K9 Bytes, Inc	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	10/26/2021	21.7	21.7	22.3	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^28 Cornelia Street Properties, LLC and Zouk, Ltd.dba Palma	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	10/25/2021	7.9	7.9	8.2	—%
^39581 Garfield, LLC and Tri County Neurological Associates, P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2036	70.4	70.4	80.5	0.03%
^Robert E. Caves, Sr. and American Plank dba Caves Enterprises	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	9/30/2021	104.5	104.5	107.2	0.04%
^39581 Garfield, LLC and Tricounty Neurological Associates, P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/30/2036	23.9	23.9	27.4	0.01%
^Big Apple Entertainment Partners, LLC dba Ripley's Believe it or Not	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	9/28/2021	363.9	363.9	373.0	0.13%
^Equity National Capital LLC & Chadbourne Road Capital, LLC	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	9/26/2021	21.8	21.8	22.4	0.01%
^Michael S. Decker & Janet Decker dba The Hen House Cafe	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/30/2036	13.9	13.9	15.9	0.01%
^Qycell Corporation	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	8/19/2021	60.1	60.1	61.6	0.02%
^Trademark Equipment Company Inc and David A. Daniel	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	8/19/2036	113.0	113.0	129.3	0.04%
^Valiev Ballet Academy, Inc	Performing Arts, Spectator Sports, and Related Industries	Term Loan	Prime plus 2.75%	8/12/2036	35.9	35.9	41.0	0.01%
^LaHoBa, LLC d/b/a Papa John's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/3/2036	65.1	65.1	74.5	0.03%
^MTV Bowl, Inc. dba Legend Lanes	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/30/2036	213.2	213.2	243.8	0.08%
^Lavertue Properties LLP dba Lavertue Properties	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	Prime plus 2.75%	6/29/2036	37.8	37.8	43.2	0.02%
^Lisle Lincoln II Limited Partnership dba Lisle Lanes LP	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/29/2036	295.7	295.7	338.0	0.12%
^Pierce Developments, Inc. dba Southside Granite	Merchant Wholesalers, Durable Goods	Term Loan	Prime plus 2.75%	6/13/2036	215.3	215.3	246.1	0.09%
^J&K Fitness, LLC dba Physiques Womens Fitness Center	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	6/8/2036	392.9	392.9	449.2	0.16%
^Peanut Butter & Co., Inc. d/b/a Peanut Butter & Co.	Merchant Wholesalers, Nondurable Goods	Term Loan	Prime plus 2.75%	6/3/2021	14.0	14.0	14.3	—%
^Modern on the Mile, LLC dba Ligne Roset	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	5/25/2021	64.3	64.3	65.8	0.02%
^Profile Performance, Inc. and Eidak Real Estate, L.L.C.	Repair and Maintenance	Term Loan	Prime plus 2.75%	4/20/2036	106.6	106.6	121.9	0.04%
^Northwind Outdoor Recreation, Inc. dba Red Rock Wilderness Store	Nonstore Retailers	Term Loan	Prime plus 2.75%	4/18/2036	113.8	113.8	130.1	0.05%
^Michael S. Korfe dba North Valley Auto Repair	Repair and Maintenance	Term Loan	Prime plus 2.75%	3/24/2036	12.9	12.9	14.7	0.01%
^Actknowledge,Inc dba Actknowledge	Personal and Laundry Services	Term Loan	Prime plus 2.75%	3/21/2021	16.7	16.7	17.1	0.01%
^Stephen Frank, Patricia Frank and Suds Express LLC dba Frank Chiropra	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	2/25/2023	26.1	26.1	27.1	0.01%
^SuzyQue’s LLC dba Suzy Que’s	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/11/2036	50.9	50.9	58.1	0.02%
^Little People’s Village, LLC dba Little People’s Village	Social Assistance	Term Loan	Prime plus 2.75%	1/31/2036	25.8	25.8	29.4	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Seagate Group Holdings, Inc. dba Seagate Logistics, Inc.	Support Activities for Transportation	Term Loan	Prime plus 2.75%	1/28/2036	94.0	94.0	107.4	0.04%
^Dixie Transport, Inc. & Johnny D. Brown & Jimmy Brown & Maudain Brown	Support Activities for Transportation	Term Loan	5.25%	12/28/2035	1,316.8	1,316.8	1,501.0	0.52%
^Shree OM Lodging, LLC dba Royal Inn	Accommodation	Term Loan	Prime plus 2.75%	12/17/2035	22.9	22.9	26.1	0.01%
^Lodin Medical Imaging, LLC dba Watson Imaging Center	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/1/2020	17.1	17.1	17.4	0.01%
^Robert F. Schuler and Lori A. Schuler dba Bob’s Service Center	Repair and Maintenance	Term Loan	Prime plus 2.75%	11/30/2035	28.0	28.0	31.9	0.01%
^K9 Bytes, Inc & Epazz, Inc	Publishing Industries (except Internet)	Term Loan	Prime plus 2.75%	9/30/2020	4.4	4.4	4.4	—%
^Elan Realty, LLC and Albert Basse Asociates, Inc.	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	9/30/2035	187.1	187.1	212.9	0.07%
^Success Express,Inc. dba Success Express	Couriers and Messengers	Term Loan	Prime plus 2.75%	9/29/2020	19.5	19.5	19.8	0.01%
^Modern Manhattan, LLC	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	9/20/2020	47.4	47.4	48.2	0.02%
^Dirk's Trucking, L.L.C. dba Dirk's Trucking	Truck Transportation	Term Loan	Prime plus 2.75%	9/17/2020	4.0	4.0	4.1	—%
^Rudy & Louise Chavez dba Clyde's Auto and Furniture Upholstery	Repair and Maintenance	Term Loan	Prime plus 2.75%	9/2/2035	41.0	41.0	46.6	0.02%
^Newsome Trucking Inc and Kevin Newsome	Truck Transportation	Term Loan	Prime plus 2.75%	9/2/2035	201.6	201.6	229.4	0.08%
^DDLK Investments LLC d/b/a Smoothie King	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/30/2020	0.6	0.6	0.6	—%
^Members Only Software, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	8/30/2020	8.5	8.5	8.7	—%
^ActKnowledge,Inc dba ActKnowledge	Personal and Laundry Services	Term Loan	Prime plus 2.75%	6/30/2020	10.1	10.1	10.3	—%
^I-90 RV & Auto Supercenter	Motor Vehicle and Parts Dealers	Term Loan	Prime plus 2.75%	6/29/2035	60.8	60.8	69.2	0.02%
^Zouk, Ltd. dba Palma	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	8/25/2020	5.9	5.9	6.0	—%
^CJ Park Inc. dba Kidville Midtown West	Educational Services	Term Loan	Prime plus 2.75%	6/25/2020	4.1	4.1	4.1	—%
^B&B Fitness and Barbell, Inc. dba Elevations Health Club	Amusement, Gambling, and Recreation Industries	Term Loan	6%	6/22/2035	200.3	200.3	227.7	0.08%
^Tanner Optical Inc. dba Murphy Eye Care	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/22/2035	76.6	76.6	87.1	0.03%
^Excel RP, Inc./Kevin and Joann Foley	Machinery Manufacturing	Term Loan	Prime plus 2.75%	7/8/2028	33.4	33.4	36.3	0.01%
^ValleyStar, Inc. dba BrightStar Healthcare	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2020	1.5	1.5	1.5	—%
ValleyStar, Inc. dba BrightStar HealthCare	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	6/28/2020	1.1	1.1	1.2	—%
^Diag, LLC dba Kidville	Educational Services	Term Loan	Prime plus 2.75%	6/21/2020	7.1	7.1	7.2	—%
^New Economic Methods LLC dba Rita's	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/15/2020	0.3	0.3	0.4	—%
^Cocoa Beach Parasail Corp. dba Cocoa Beach Parasail	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/26/2020	1.1	1.1	1.1	—%
^Lahoba,LLC dba Papa John's Pizza	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/30/2034	34.1	34.1	38.6	0.01%
^Animal Intrusion Prevention Systems Holding Company, LLC	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/29/2024	22.0	22.0	23.1	0.01%
^David A. Nusblatt, D.M.D, P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/11/2019	1.2	1.2	1.2	—%
^KMC RE, LLC & B&B Kennels	Personal and Laundry Services	Term Loan	Prime plus 2.75%	11/19/2034	46.5	46.5	52.8	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^ROVER REPAIRS	Repair and Maintenance	Term Loan	Prime plus 2.5%	11/28/2029	48.5	48.5	52.6	0.02%
^Supreme Screw Products	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2.75%	4/17/2019	14.2	14.2	14.3	—%
^Gourmet to You, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2019	0.3	0.3	0.3	—%
^The Alba Financial Group, Inc.	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	6%	1/10/2019	7.0	7.0	7.0	—%
^D & D's Divine Beauty School of Esther, LLC	Educational Services	Term Loan	6%	8/1/2031	46.6	46.6	51.7	0.02%
Bliss Coffee and Wine Bar, LLC	Food Services and Drinking Places	Term Loan	6%	8/31/2019	66.1	66.1	66.7	0.02%
^Zog Inc.	Other Information Services	Term Loan	Prime plus 2.75%	4/30/2020	32.1	32.1	32.6	0.01%
^Connect Litigation Technology, Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2%	10/18/2025	22.7	22.7	23.5	0.01%
^1911 East Main Street Holdings, Corp	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/18/2032	11.4	11.4	12.7	—%
^Water Works Laundromat, LLC	Personal and Laundry Services	Term Loan	Prime plus 2.25%	9/7/2027	160.0	160.0	169.3	0.06%
^Dave Kris, and MDK Ram Corp.	Food and Beverage Stores	Term Loan	Prime plus 2.75%	2/5/2026	26.8	26.8	28.6	0.01%
^Gill Express Inc. dba American Eagle Truck Wash	Repair and Maintenance	Term Loan	Prime plus 2.75%	1/5/2027	160.1	160.1	172.1	0.06%
^Smooth Grounds, Inc.	Food Services and Drinking Places	Term Loan	7.75%	1/31/2019	23.7	23.7	23.8	0.01%
^Fran-Car Corporation dba Horizon Landscape Management	Administrative and Support Services	Term Loan	Prime plus 2.75%	3/3/2028	61.9	61.9	67.0	0.02%
^Head To Toe Personalized Pampering, Inc.	Personal and Laundry Services	Term Loan	Prime plus 2.75%	1/27/2031	8.2	8.2	9.0	—%
^Christopher F. Bohon & Pamela D. Bohon	Social Assistance	Term Loan	Prime plus 2.75%	10/28/2026	2.7	2.7	2.9	—%
^Mogas Limited	Gasoline Stations	Term Loan	Prime plus 2.75%	5/31/2030	66.1	66.1	72.8	0.03%
^Shree Om Lodging, LLC dba Royal Inn	Accommodation	Term Loan	Prime plus 2.75%	5/2/2030	58.4	58.4	64.3	0.02%
^Pedzik's Pets, LLC	Support Activities for Agriculture and Forestry	Term Loan	Prime plus 2.75%	3/31/2030	8.1	8.1	8.9	—%
^Nancy Carapelluci & A & M Seasonal Corner Inc.	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	3/1/2025	11.7	11.7	12.4	—%
^Patricia Hughes Jones, MD PC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/13/2020	1.9	1.9	1.9	—%
^Moonlight Multi Media Production, Inc.	Other Information Services	Term Loan	5.3%	2/1/2025	2.2	2.2	2.3	—%
David M. Goens dba Superior Auto Paint & Body, Inc.	Repair and Maintenance	Term Loan	6%	8/26/2024	13.8	13.8	14.6	0.01%
^McCallister Venture Group, LLC and Maw's Vittles, Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/30/2029	10.3	10.3	11.3	—%
^Chong Hun Im dba Kim's Market	Food and Beverage Stores	Term Loan	Prime plus 2.5%	2/27/2024	7.3	7.3	7.6	—%
Whirlwind Car Wash, Inc.	Repair and Maintenance	Term Loan	Prime plus 2%	4/9/2029	13.8	13.8	14.6	0.01%
^Shuttle Car Wash, Inc. dba Shuttle Car Wash	Repair and Maintenance	Term Loan	Prime plus 2.25%	11/10/2028	15.0	15.0	16.0	0.01%
^Min Hui Lin	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2028	15.2	15.2	16.5	0.01%
^Delta Partners, LLC dba Delta Carwash	Repair and Maintenance	Term Loan	Prime plus 2.5%	4/5/2029	37.8	37.8	40.8	0.01%
^Auto Sales, Inc.	Motor Vehicle and Parts Dealers	Term Loan	6%	8/17/2023	5.8	5.8	6.0	—%
^RAB Services, Inc. & Professional Floor Installations	Specialty Trade Contractors	Term Loan	Prime plus 2.5%	1/31/2023	5.0	5.0	5.2	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

^Taste of Inverness, Inc. dba China Garden	Food Services and Drinking Places	Term Loan	Prime plus 2%	6/29/2025	7.1	7.1	7.4	—%
^Ralph Werner dba Werner Transmission Inc	Gasoline Stations	Term Loan	Prime plus 2.75%	12/29/2021	1.5	1.5	1.5	—%
^Robin C. & Charles E. Taylor & Brigantine Aquatic Center LLC	Amusement, Gambling, and Recreation Industries	Term Loan	6%	9/14/2023	27.6	27.6	28.8	0.01%
^OrthoQuest, P.C.	Ambulatory Health Care Services	Term Loan	Prime plus 2%	3/12/2022	2.5	2.5	2.6	—%
^Track Side Collision & Tire, Inc.	Plastics and Rubber Products Manufacturing	Term Loan	Prime plus 2.75%	6/16/2025	4.0	4.0	4.2	—%
^Duttakrupa, LLC dba Birmingham Motor Court	Accommodation	Term Loan	Prime plus 2.25%	9/8/2023	9.1	9.1	9.4	—%
^Deesha Corporation, Inc. dba Best Inn & Suites	Accommodation	Term Loan	Prime plus 2.25%	2/14/2025	22.0	22.0	22.9	0.01%
^Maruti, Inc	Accommodation	Term Loan	Prime plus 2.25%	11/25/2024	20.2	20.2	21.0	0.01%
^Randall D. & Patricia D. Casaburi dba Pat's Pizzazz	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	3/13/2023	5.1	5.1	5.3	—%
^Gain Laxmi, Inc. dba Super 8 Motel	Accommodation	Term Loan	Prime plus 2.25%	5/31/2023	14.7	14.7	15.2	0.01%
^Naseeb Corporation	Accommodation	Term Loan	Prime plus 2.25%	3/31/2024	22.9	22.9	23.7	0.01%
^Stillwell Ave Prep School	Social Assistance	Term Loan	Prime plus 2.75%	1/14/2023	4.6	4.6	4.8	—%
^Karis, Inc.	Accommodation	Term Loan	Prime plus 2%	12/22/2023	10.1	10.1	10.4	—%
^Five Corners, Ltd.	Gasoline Stations	Term Loan	Prime plus 2.75%	12/11/2019	1.7	1.7	1.7	—%
^Alyssa Corp dba Knights Inn	Accommodation	Term Loan	Prime plus 2.25%	9/30/2023	36.2	36.2	37.4	0.01%
^Bhailal Patel dba New Falls Motel	Accommodation	Term Loan	Prime plus 2.75%	3/27/2023	2.4	2.4	2.5	—%
^Pegasus Automotive, Inc.	Gasoline Stations	Term Loan	Prime plus 2.75%	12/23/2022	7.2	7.2	7.5	—%
^Delyannis Iron Works	Fabricated Metal Product Manufacturing	Term Loan	6%	12/8/2022	5.2	5.2	5.4	—%
^P. Agrino, Inc. dba Andover Diner	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	7/18/2021	5.2	5.2	5.3	—%
Total Performing SBA Unguaranteed Investments					$318,862.2	$318,862.2	$329,339.7	114.57%

Non-Performing SBA Unguaranteed Investments (3)
*^200 North 8th Street Associates LLC and Enchanted Acres Fa	Food Manufacturing	Term Loan	6.25%	5/4/2028	$469.3	$469.3	$366.0	0.13%
*^A & A Auto Care LLC	Repair and Maintenance	Term Loan	7.5%	3/9/2026	10.4	10.4	4.5	—%
*^A & A Auto Care, LLC d/b/a A & A Auto Care, LLC	Repair and Maintenance	Term Loan	7.25%	8/12/2036	88.0	88.0	84.7	0.03%
*Alive Design, LLC	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	3/13/2027	17.9	17.9	13.7	—%
*^Amboy Group, LLC dba Tommy's Moloney's	Food Manufacturing	Term Loan	7%	6/24/2025	375.2	375.2	367.9	0.13%
*^American Reclamation LLC	Furniture and Related Product Manufacturing	Term Loan	Prime plus 2.75%	11/1/2027	7.2	7.2	6.4	—%
*Anderson Farms Inc	Truck Transportation	Term Loan	7.5%	12/22/2027	1,217.1	1,217.1	947.3	0.33%
*^Auto Shine Carwash Inc and AKM R. Hossain and Jessica F. Masud	Gasoline Stations	Term Loan	7.75%	9/26/2024	15.7	15.7	14.8	0.01%
*AWA Fabrication & Construction, L.L.C.	Fabricated Metal Product Manufacturing	Term Loan	6%	4/30/2025	34.8	34.8	5.2	—%
*^B & J Manufacturing Corporation and Benson Realty Trust	Fabricated Metal Product Manufacturing	Term Loan	Prime plus 2%	3/30/2021	11.0	11.0	9.8	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*^B and J Catering Inc dba Culinary Solutions	Food Services and Drinking Places	Term Loan	7%	8/27/2040	532.9	532.9	486.2	0.17%
*Baker Sales, Inc. d/b/a Baker Sales, Inc.	Nonstore Retailers	Term Loan	6%	3/29/2036	177.4	177.4	81.8	0.03%
*^Fieldstone Quick Stop LLC(OC) Barber Investments LLC (EPC) Thadius M B	Gasoline Stations	Term Loan	6%	9/30/2038	400.4	400.4	36.4	0.01%
*^Barber Investments LLC and Fieldstone Quickstop LLC and Maine Dollar D	Gasoline Stations	Term Loan	6.25%	8/15/2039	146.3	146.3	—	—%
*^Bear Creek Entertainment LLC dba The Woods at Bear Creek	Accommodation	Term Loan	Prime plus 2.75%	8/12/2041	1,608.1	1,671.3	412.9	0.14%
*^Bear Creek Entertainment, LLC dba The Woods at Bear Creek	Accommodation	Term Loan	7.25%	12/30/2024	85.4	85.4	79.0	0.03%
*Bebos Inc dba Pizza Hut & Sunoco	Gasoline Stations	Term Loan	Prime plus 2.75%	3/28/2028	214.1	214.1	99.5	0.03%
*^Bobcatt Solutions, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	11/8/2027	35.8	35.8	33.1	0.01%
*Bone Bar & Grill LLC	Food Services and Drinking Places	Term Loan	7%	6/30/2042	73.4	73.4	57.5	0.02%
*^Calhoun Satellite Communications Inc and Transmission Solutions Group	Broadcasting (except Internet)	Term Loan	6.75%	2/27/2025	724.2	724.2	—	—%
*Calhoun Satellite Communications, Inc.	Telecommunications	Term Loan	7%	12/2/2026	189.1	189.1	40.9	0.01%
*^Capstone Pediatrics PLLC and Capstone Healthcare Consulting LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	5/15/2025	556.4	556.4	314.8	0.11%
*^Carl R. Bieber, Inc. dba Bieber Tourways/Bieber Transportation/Bieber	Transit and Ground Passenger Transportation	Term Loan	7.5%	9/30/2027	573.2	573.2	551.2	0.19%
*^Central Ohio Cleaners Inc	Personal and Laundry Services	Term Loan	7%	6/13/2024	90.5	90.5	8.9	—%
*^Chickamauga Properties, Inc., MSW Enterprises, LLP	Amusement, Gambling, and Recreation Industries	Term Loan	6.25%	12/22/2035	59.0	59.0	56.8	0.02%
*^Chickamauga Properties, Inc. and MSW Enterprises, LLP	Amusement, Gambling, and Recreation Industries	Term Loan	6.25%	10/19/2022	43.5	43.5	—	—%
*^CLU Amboy, LLC (EPC) and Amboy Group, LLC (OC) dba Tommy Moloney's	Food Manufacturing	Term Loan	7%	12/27/2023	469.0	469.0	459.9	0.16%
*^CM Lab Inc	Professional, Scientific, and Technical Services	Term Loan	6.75%	5/20/2026	166.1	166.1	134.9	0.05%
*^Colts V LLC and Nowatzke Service Center, Inc dba Nowatzke Truck & Trai	Repair and Maintenance	Term Loan	6.75%	9/26/2039	553.3	553.3	528.7	0.18%
*^Custom Software, Inc. a Colorado Corporation dba M-33 Access	Professional, Scientific, and Technical Services	Term Loan	6.25%	6/17/2021	256.7	256.7	226.1	0.08%
*^Custom Software, Inc. a Colorado Corporation dba M-33 Access	Broadcasting (except Internet)	Term Loan	6.25%	4/30/2022	94.3	94.3	—	—%
*^D&G Capital LLC dba Miami Grill 277	Food Services and Drinking Places	Term Loan	6.5%	12/16/2025	81.2	81.2	28.7	0.01%
*^Demand Printing Solutions, Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	10/29/2034	119.5	119.5	110.5	0.04%
*^Demand Printing Solutions, Inc.	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	12/12/2019	1.6	1.6	1.5	—%
*^Demand Printing Solutions, Inc. and MLM Enterprises, LLC d/b/a Demand	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/27/2021	5.5	5.5	5.1	—%
*^MLM Enterprises LLC and Demand Printing Solutions Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	11/18/2024	50.2	50.2	46.4	0.02%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*^Demand Printing Solutions Inc	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	12/15/2027	17.0	17.0	15.7	0.01%
*^Demand Printing Solutions Inc.	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	3/16/2026	17.8	17.8	16.5	0.01%
*^Demand Printing Solutions Inc.	Printing and Related Support Activities	Term Loan	Prime plus 2.75%	5/25/2027	199.2	199.2	82.1	0.03%
*^Dr Richard Rolle JR, PLLC dba Rolle Oral & Facial Surgery PLLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	9/29/2042	869.9	869.9	679.6	0.24%
*^Dr. Richard R. Rolle, Jr., PLLC dba Rolle Oral & Facial Surgery	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/18/2027	122.3	122.3	—	—%
*^Driven Warehouse/Distribution LLC	Truck Transportation	Term Loan	Prime plus 2.75%	12/22/2027	726.2	726.2	671.6	0.23%
*^Driven Warehouse/Distribution LLC	Truck Transportation	Term Loan	Prime plus 2.75%	1/18/2028	129.0	129.0	10.2	—%
*^DTM Parts Supply Inc.	Merchant Wholesalers, Durable Goods	Term Loan	7%	6/2/2025	54.8	54.8	43.9	0.02%
*^E & I Holdings, LP & PA Farm Products, LLC	Food Manufacturing	Term Loan	6%	4/30/2030	4,705.2	4,822.6	2,741.0	0.95%
*^Europlast Ltd	Plastics and Rubber Products Manufacturing	Term Loan	6%	9/26/2022	313.0	313.0	22.3	0.01%
*^Europlast Ltd	Plastics and Rubber Products Manufacturing	Term Loan	6%	5/31/2023	73.4	73.4	—	—%
*^Event Mecca LLC	Other Information Services	Term Loan	6%	4/10/2023	11.4	11.4	9.0	—%
*^Evernook Valley Milk LLC	Animal Production and Aquaculture	Term Loan	7.5%	8/31/2042	637.5	637.5	545.9	0.19%
*^EZ Towing, Inc.	Support Activities for Transportation	Term Loan	6%	1/31/2023	86.4	86.4	1.2	—%
*^Ezzo Properties, LLC and Great Lakes Cleaning, Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/20/2027	286.5	286.5	72.5	0.03%
*^New Image Building Services, Inc. dba New Image Repair Services	Repair and Maintenance	Term Loan	Prime plus 2.75%	8/23/2037	251.9	251.9	152.9	0.05%
*^New Image Building Services Inc. dba New Image Repair Services; The Ma	Repair and Maintenance	Term Loan	Prime plus 2.75%	10/29/2023	197.1	197.1	—	—%
*^New Image Building Services, Inc. dba The Maids serving Oakland and Ma	Administrative and Support Services	Term Loan	Prime plus 2.75%	1/19/2026	67.8	67.8	—	—%
*^New Image Building Services, Inc.dba The Maids Servicing Oakland &Maco	Administrative and Support Services	Term Loan	Prime plus 2.75%	12/21/2026	39.0	39.0	—	—%
*^New Image Building Services, Inc.	Administrative and Support Services	Term Loan	Prime plus 2.75%	5/18/2027	138.9	138.9	—	—%
*Farec, Inc	Amusement, Gambling, and Recreation Industries	Term Loan	7.5%	12/29/2042	267.9	267.9	248.9	0.09%
*^Galaforo Construction and Companies LLC	Construction of Buildings	Term Loan	7.5%	12/15/2042	207.8	207.8	196.0	0.07%
*Galaforo Construction LLC and Paul M Galaforo, Jr.	Construction of Buildings	Term Loan	7.5%	12/15/2027	334.0	334.0	82.8	0.03%
*^Gator Communications Group LLC dba Harvard Printing Group	Printing and Related Support Activities	Term Loan	6.25%	3/30/2022	233.5	233.5	—	—%
*^Gator Communications Group LLC dba Harvard Printing Group	Printing and Related Support Activities	Term Loan	6.25%	4/25/2022	157.8	157.8	—	—%
*^Gator Communications Group, LLC dba Harvard Printing Group	Printing and Related Support Activities	Term Loan	6.25%	3/27/2023	13.3	13.3	—	—%
*^Gino Italian American Deli and Meat Market Inc	Food and Beverage Stores	Term Loan	7%	7/25/2041	119.9	119.9	113.1	0.04%
*^Groundworks Unlimited LLC	Specialty Trade Contractors	Term Loan	6%	12/17/2023	8.8	8.8	8.3	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*^Grand Manor Realty, Inc. & Kevin LaRoe	Real Estate	Term Loan	6%	2/20/2023	19.0	19.0	17.2	0.01%
*Guzman Group,LLC	Rental and Leasing Services	Term Loan	6%	9/30/2019	173.8	173.8	37.6	0.01%
*Harrelson Materials Management,Inc	Waste Management and Remediation Services	Term Loan	6%	6/24/2021	465.2	465.2	23.8	0.01%
*^Hartford Cardiology Group LLC and Ideal Nutrition of Connecticut LLC	Ambulatory Health Care Services	Term Loan	6.25%	6/30/2026	462.5	462.5	—	—%
*^Hascher Gabelstapler Inc	Repair and Maintenance	Term Loan	7%	3/26/2024	106.6	106.6	58.8	0.02%
*^HG Ventures, Inc.	Truck Transportation	Term Loan	7.5%	3/9/2028	125.9	125.9	96.7	0.03%
*^HG Ventures, Inc. dba Diamond Head Trucking	Truck Transportation	Term Loan	7.5%	6/29/2030	929.1	929.1	715.9	0.25%
*^Home Again Restaurant LLC	Food Services and Drinking Places	Term Loan	6.25%	6/30/2040	0.4	0.4	0.4	—%
*^Ian Winterbotham dba Furnishing America	Furniture and Home Furnishings Stores	Term Loan	Prime plus 2.75%	11/17/2027	93.4	93.4	73.9	0.03%
*^InformationTelevision Network Inc	Motion Picture and Sound Recording Industries	Term Loan	7.5%	9/22/2041	823.0	823.0	761.1	0.26%
*^J And G Group Services LLC and United Vending of Florida Inc and John	Merchant Wholesalers, Nondurable Goods	Term Loan	7.25%	7/28/2026	29.6	29.6	28.5	0.01%
*J Harris Trucking LLC	Truck Transportation	Term Loan	7.25%	5/19/2027	18.7	18.7	8.3	—%
*^J Harris Trucking, LLC	Truck Transportation	Term Loan	7.25%	5/13/2026	38.1	38.1	36.5	0.01%
*^J Olson Enterprises LLC and Olson Trucking Direct, Inc.	Truck Transportation	Term Loan	6%	6/28/2025	628.4	628.4	44.2	0.02%
*^Jacksonville Beauty Institute Inc. dba Beauty Institute's	Educational Services	Term Loan	7%	10/23/2025	40.9	40.9	31.7	0.01%
*Jenny's Wunderland, Inc.	Social Assistance	Term Loan	6%	6/29/2036	98.8	98.8	14.6	0.01%
*Juliador Resources LLC DBA Cue Hair Salon and Skin Care	Personal and Laundry Services	Term Loan	7.25%	5/24/2027	21.9	21.9	19.4	0.01%
*^Kantz LLC and Kantz Auto LLC dba Kantz's Hometown Auto	Motor Vehicle and Parts Dealers	Term Loan	6.25%	10/29/2039	11.1	11.1	8.7	—%
*^Kids at Heart,LLC dba Monster Mini Golf	Amusement, Gambling, and Recreation Industries	Term Loan	6.75%	9/22/2026	20.4	20.4	15.9	0.01%
*Krishna of Orangeburg, Inc.	Accommodation	Term Loan	6%	2/20/2032	10.3	10.3	5.5	—%
*^Kup's Auto Spa Inc	Repair and Maintenance	Term Loan	6.25%	11/15/2038	70.5	70.5	31.6	0.01%
*Kup’s Auto Spa, Inc.	Repair and Maintenance	Term Loan	6.25%	10/23/2025	54.7	54.7	—	—%
*^L.M. Jury Enterprises, Inc dba Midwest Monograms	Textile Product Mills	Term Loan	7.25%	10/28/2025	60.6	60.6	9.1	—%
*^LA Diner Inc dba Loukas L A Diner	Food Services and Drinking Places	Term Loan	7.25%	9/28/2037	617.8	617.8	571.4	0.20%
*^Las Casuelas Del Este Inc.	Food Services and Drinking Places	Term Loan	7%	9/29/2041	791.6	791.6	356.0	0.12%
*^Lowgap Grocery & Grill LLC	General Merchandise Stores	Term Loan	7.25%	3/24/2041	48.0	48.0	40.0	0.01%
*^M & H Pine Straw Inc and Harris L. Maloy	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	3/21/2023	197.4	197.4	58.4	0.02%
*^M & H Pine Straw, Inc and Harris L. Maloy	Support Activities for Agriculture and Forestry	Term Loan	6%	4/30/2020	54.2	54.2	52.1	0.02%
*^M & H Pine Straw, Inc.and Harris Maloy	Support Activities for Agriculture and Forestry	Term Loan	7.5%	7/10/2020	27.4	27.4	19.8	0.01%
*^M & H Pinestraw, Inc. and Harris L. Maloy	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	12/15/2021	133.8	133.8	48.7	0.02%
*^M and C Renovations Inc	Construction of Buildings	Term Loan	6.25%	10/31/2024	13.0	13.0	7.8	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*^Mariam Diner Inc dba Country Kitchen Restaurant	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/18/2026	42.8	42.8	24.5	0.01%
*^Matchless Transportation LLC dba First Class Limo	Transit and Ground Passenger Transportation	Term Loan	6.25%	8/3/2022	123.3	123.3	103.0	0.04%
*^Medeiros Holdings Inc dba Outdoor Lighting Perspectives of the Triad	Electrical Equipment, Appliance, and Component Manufacturing	Term Loan	7%	11/25/2025	19.6	19.6	12.7	—%
*^Mojo Brands Media, LLC	Broadcasting (except Internet)	Term Loan	6%	8/28/2023	725.0	725.0	325.3	0.11%
*^Morris Glass and Construction Inc	Specialty Trade Contractors	Term Loan	15%	10/1/2023	448.0	448.0	350.5	0.12%
*^Nelson Sargsyan dba HDA Trucking	Support Activities for Transportation	Term Loan	Prime plus 2.75%	6/16/2025	100.8	100.8	63.7	0.02%
*^Nowatzke Service Center Inc dba Nowatzke Truck and Trailer	Repair and Maintenance	Term Loan	7%	1/29/2026	96.9	96.9	61.3	0.02%
*Paragon Fabricators Inc, Paragon Field Services, Inc and Paragon Globa	Heavy and Civil Engineering Construction	Term Loan	7%	9/28/2026	571.2	571.2	25.9	0.01%
*^Paragon Global, LLC and Paragon Fabricators Inc and Paragon Field Serv	Heavy and Civil Engineering Construction	Term Loan	7%	9/28/2041	110.1	110.1	101.9	0.04%
*^Peckett's Inc	Crop Production	Term Loan	7%	7/27/2041	219.6	219.6	169.0	0.06%
*^Pooh's Corner Realty LLC and Pooh's Corner Inc	Social Assistance	Term Loan	7%	7/23/2040	100.3	100.3	96.4	0.03%
*^RDT Enterprises LLC	Specialty Trade Contractors	Term Loan	7%	9/15/2027	136.9	136.9	77.9	0.03%
*^RDT Enterprises, L.L.C.	Specialty Trade Contractors	Term Loan	7%	11/12/2025	19.6	19.6	—	—%
*^RDT Enterprises, LLC	Specialty Trade Contractors	Term Loan	7%	12/31/2028	111.5	111.5	70.1	0.02%
*^Route 130 SCPI Holdings LLC (EPC) Route 130 SCPI Operations LLC (OC) d	Food Services and Drinking Places	Term Loan	6.25%	9/30/2039	279.5	279.5	125.2	0.04%
*^Scoler LLC dba Gold's Gym	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	4/29/2026	219.3	219.3	26.7	0.01%
*^Scoville Plumbing & Heating Inc and Thomas P. Scoville	Specialty Trade Contractors	Term Loan	6.75%	7/25/2022	32.1	32.1	30.8	0.01%
*^SDA Holdings LLC and Les Cheveux Salon Inc	Personal and Laundry Services	Term Loan	7.5%	12/15/2040	108.5	108.5	104.3	0.04%
*Select Propane & Fuel Inc. and Select Fuel & Convenience LLC	Merchant Wholesalers, Nondurable Goods	Term Loan	7.5%	2/10/2030	593.3	593.3	109.4	0.04%
*Shaffer Automotive Repair, LLC	Repair and Maintenance	Term Loan	7%	5/24/2030	132.8	132.8	120.1	0.04%
*^Shane M. Howell and Buck Hardware and Garden Center, LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	7.5%	12/27/2038	120.2	120.2	93.3	0.03%
*^Shivsakti, LLC dba Knights Inn	Accommodation	Term Loan	6.25%	12/20/2032	3.3	3.3	—	—%
*^Soregard Inc	Furniture and Related Product Manufacturing	Term Loan	7.5%	6/30/2041	158.9	158.9	81.3	0.03%
*^Sourceco Limited Liability Company	Merchant Wholesalers, Nondurable Goods	Term Loan	6.5%	12/17/2025	45.0	45.0	44.1	0.02%
*^Sovereign Communications LLC	Broadcasting (except Internet)	Term Loan	6.75%	2/7/2024	654.2	654.2	517.0	0.18%
*^Square Deal Siding Company,LLC dba Square Deal Siding Company	Specialty Trade Contractors	Term Loan	7.5%	6/18/2025	2.1	2.1	2.0	—%
*^Stellar Environmental LLC	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	3/18/2023	30.6	30.6	28.3	0.01%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*^STK Ventures Inc dba JP Dock Service & Supply	Specialty Trade Contractors	Term Loan	6%	5/9/2037	31.6	31.6	11.2	—%
*^Stormrider Inc dba Shirley's Stormrider Inc	Truck Transportation	Term Loan	Prime plus 2.75%	9/23/2025	50.9	50.9	—	—%
*^Stormrider Inc dba Shirley's Stormrider, Inc	Truck Transportation	Term Loan	Prime plus 2.75%	11/25/2024	102.9	102.9	37.5	0.01%
*^Street Magic Enterprise LLC	Gasoline Stations	Term Loan	Prime plus 2.75%	12/21/2027	86.3	86.3	15.7	0.01%
*^Street Magic Enterprise LLC dba New Lisbon Travel Mart	Gasoline Stations	Term Loan	7.5%	11/7/2042	419.0	419.0	387.5	0.13%
*^Suncrest Stone Products LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	7.25%	8/29/2041	638.7	638.7	262.8	0.09%
*^Suncrest Stone Products LLC	Nonmetallic Mineral Product Manufacturing	Term Loan	7.5%	8/29/2026	539.6	539.6	131.3	0.05%
*^T and B Boots Inc dba Takken's Shoes	Clothing and Clothing Accessories Stores	Term Loan	7%	3/31/2025	23.0	23.0	20.2	0.01%
*^T and B Boots Inc dba Takken's Shoes	Clothing and Clothing Accessories Stores	Term Loan	7.25%	6/17/2026	204.5	204.5	—	—%
*T and B Boots Inc dba Takken's Shoes	Clothing and Clothing Accessories Stores	Term Loan	7.25%	12/7/2026	95.2	95.2	89.8	0.03%
*^Tannehill Enterprises Inc dba Hobbytown USA Folsom	Sporting Goods, Hobby, Musical Instrument, and Book Stores	Term Loan	7.75%	10/14/2025	71.1	71.1	45.5	0.02%
*^Tarver-Henley Inc. and Tar-Hen LLC	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	6/21/2042	314.6	314.6	302.5	0.11%
*^The Delon Group LLC dba I Love Juice Bar	Food Services and Drinking Places	Term Loan	7%	5/12/2026	19.3	19.3	18.6	0.01%
*^Tim's Tire & Automotive Center, LLC	Support Activities for Transportation	Term Loan	7%	8/16/2026	410.2	410.2	98.6	0.03%
*^The Woods at Bear Creek LLC and Bear Creek Entertainment LLC dba The	Accommodation	Term Loan	7%	9/29/2039	489.6	489.6	452.8	0.16%
*^Thomas P. Scoville dba Scoville Plumbing & Heating, Inc.	Specialty Trade Contractors	Term Loan	6.75%	11/16/2021	33.6	33.6	32.3	0.01%
*Transmission Solutions Group, Inc. and Calhoun Satellite Communicatio	Telecommunications	Term Loan	7%	12/2/2041	141.3	141.3	65.7	0.02%
*^Tri-State Remodeling & Investments, LLC	Specialty Trade Contractors	Term Loan	7.5%	12/11/2025	13.3	13.3	11.5	—%
*^TX Superior Communications, LLC	Specialty Trade Contractors	Term Loan	Prime plus 2.75%	3/19/2028	90.3	90.3	30.5	0.01%
*^Vision Automotive LLC dba Vision Chrysler Jeep Dodge Ram of Defiance	Motor Vehicle and Parts Dealers	Term Loan	7.5%	9/29/2029	570.1	570.1	299.4	0.10%
*Vision Collision Center LLC dba Integrity Auto Body & Vision Automoti	Repair and Maintenance	Term Loan	7.5%	11/21/2027	349.2	349.2	—	—%
*^Webb Eye Associates, PA	Ambulatory Health Care Services	Term Loan	7.25%	7/19/2027	71.2	71.2	28.9	0.01%
*^Wilban LLC	Food Services and Drinking Places	Term Loan	7.5%	3/11/2026	93.2	93.2	86.2	0.03%
*^Wilban LLC	Food Services and Drinking Places	Term Loan	7.25%	3/28/2039	402.7	402.7	289.6	0.10%
*Work of Heart Inc dba Little Nest Portraits	Professional, Scientific, and Technical Services	Term Loan	7.5%	1/10/2028	5.2	5.2	5.1	—%
*^Work of Heart Inc dba Little Nest Portraits	Professional, Scientific, and Technical Services	Term Loan	7.5%	7/28/2027	47.1	47.1	46.2	0.02%

Total Non-Performing Unguaranteed SBA Investments					$36,546.2	$36,726.8	$20,062.3	6.98%

Total Unguaranteed SBA Investments					$355,408.4	$355,589.0	$349,402.0	121.55%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Performing SBA Guaranteed Investments (4)
Always Goldie's Florist	Miscellaneous Store Retailers	Term Loan	Prime plus 2.75%	12/19/2028	66.3	66.3	72.7	0.03%
The Law Office of Jared E. Shapiro, P.A.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/21/2028	63.8	63.8	69.9	0.02%
Medworxs Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/27/2028	59.5	59.5	65.2	0.02%
Fave Realty Inc.	Real Estate	Term Loan	Prime plus 2.75%	12/27/2043	370.5	370.5	415.3	0.14%
East Breeze LLC dba Historic Springdale Pub and Eatery	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/27/2043	384.8	384.8	431.3	0.15%
Children First Home Health Care Inc	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	12/27/2028	900.0	900.0	988.2	0.34%
Superior Concepts Acquisition Corp	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2028	359.5	359.5	395.1	0.14%
Superior Concepts Acquisition Corp	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	12/28/2043	1,528.8	1,528.8	1,710.0	0.59%
Nix and Nix Funeral Home North Inc,	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	1,708.5	1,708.5	1,905.0	0.66%
Galt Insurance Group of Bonita Springs, LLC & Bonita Safety Institute	Insurance Carriers and Related Activities	Term Loan	Prime plus 2.75%	12/28/2043	106.3	106.3	119.1	0.04%
Omega Funeral and Cremation Services, LLC	Personal and Laundry Services	Term Loan	Prime plus 2.75%	12/28/2043	1,028.6	1,028.6	1,152.0	0.40%
Capitol Fitness Shelby Inc.	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	12/28/2028	102.9	102.9	113.0	0.04%
The Chop House Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	12/31/2043	1,673.3	1,673.3	1,870.7	0.65%
Romain Tower Inc. David Romaine, Sugar Land Crane and Rigging, LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	712.5	712.5	783.0	0.27%
HDD Solutions, LLC	Heavy and Civil Engineering Construction	Term Loan	Prime plus 2.75%	12/31/2028	1,661.3	1,661.3	1,816.6	0.63%
Paramount Dance Studios Inc. and Homestead Dance Supply	Educational Services	Term Loan	Prime plus 2.75%	10/14/2043	1,225.5	1,225.5	1,360.4	0.47%
Lou & Choo Enterprises Inc.	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/28/2044	101.4	101.4	113.1	0.04%
Metropolitan Solutions Inc.	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	4/30/2043	102.7	102.7	114.5	0.04%
Kneading Dough LLC dba NY Bagel Cafe & Deli, NY Bagel, New York Bagel	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/23/2029	102.5	102.5	111.8	0.04%
Olmsted LLC and 626 Van LLC dba Maison Yaki	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/1/2029	564.5	564.5	617.0	0.21%
Starship, LLC dba Tint World Smyrna	Repair and Maintenance	Term Loan	Prime plus 2.75%	5/25/2043	266.3	266.3	297.1	0.10%
AVM LLC dba Luv 2 Play	Social Assistance	Term Loan	Prime plus 2.75%	6/1/2028	78.2	78.2	84.4	0.03%
Surya Hotel LLC dba Hotel Royal	Accommodation	Term Loan	Prime plus 2.75%	12/21/2028	302.6	302.6	331.1	0.12%
Bio-Haz Solutions, Inc.	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	6/29/2043	906.3	906.3	1,011.7	0.35%
Bio-Haz Solutions, Inc	Waste Management and Remediation Services	Term Loan	Prime plus 2.75%	1/29/2029	335.9	335.9	367.5	0.13%
Geo Tek Alaska, Inc	Professional, Scientific, and Technical Services	Term Loan	Prime plus 2.75%	2/17/2044	170.3	170.3	190.5	0.07%
National Stone LTD and NSI Group Inc	Building Material and Garden Equipment and Supplies Dealers	Term Loan	Prime plus 2.75%	8/31/2044	579.5	579.5	645.4	0.22%
Blue Seven, LLC	Ambulatory Health Care Services	Term Loan	Prime plus 2.75%	1/27/2029	149.3	149.3	164.1	0.06%
Hackstaff Restaurants LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/15/2029	172.6	172.6	189.7	0.07%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

UK, LLC dba Pita Pit	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	1/30/2029	97.2	97.2	106.8	0.04%
JP Dhillon's Foods LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/1/2029	77.5	77.5	85.2	0.03%
Vancole Investments, Inc. dba Smoothie King #913	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	5/7/2044	687.7	687.7	770.6	0.27%
Beau & HB Inc dba Beau's Billiard, Bowling & Arcade	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 2.75%	3/16/2029	20.7	20.7	22.8	0.01%
Thames Aquatic Club, LLC	Educational Services	Term Loan	Prime plus 2.75%	7/21/2029	55.5	55.5	61.0	0.02%
D for Dream LLC dba Blow Dry Bar Inc	Personal and Laundry Services	Term Loan	Prime plus 2.75%	5/13/2029	73.2	73.2	80.4	0.03%
JejoJesi Corp dba Dukunoo Jamaican Kitchen, Dunkunoo	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	3/19/2029	126.4	126.4	138.9	0.05%
Sheldon T Banks and Sheldon T Banks LLC dba Serenity Funeral Chapel ll	Personal and Laundry Services	Term Loan	Prime plus 2.75%	9/19/2044	86.7	86.7	97.0	0.03%
Healthy and Fresco LLC	Food Services and Drinking Places	Term Loan	Prime plus 2.75%	2/20/2029	75.0	75.0	82.4	0.03%
Accel Compression Inc., Accel Workover Services Inc	Rental and Leasing Services	Term Loan	Prime plus 2.75%	6/21/2044	133.6	133.6	149.7	0.05%

Total Performing SBA Guaranteed Investments					$17,217.4	$17,217.4	$19,100.2	6.64%

Total SBA Unguaranteed and Guaranteed Investments					$372,625.8	$372,806.4	$368,502.2	128.20%

Controlled Investments (5)
*Advanced Cyber Security Systems, LLC (6), (20)	Data processing, hosting and related services.	50% Membership Interest	—%	—	—	—	—	—%
		Term Loan	3%	December 2014	381.0	381.0	—	—%
*Automated Merchant Services, Inc. (7), (20)	Data processing, hosting and related services.	100% Common Stock	—%	—	—	—	—	—%
CDS Business Services, Inc. (8)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Common Stock	—%	—	—	4,428.0	5,000.0	1.74%
		Line of Credit	Prime plus 2.5%	December 2019	5,000.0	5,000.0	5,000.0	1.74%
		Term Loan	10%	April 2020	1,000.0	1,000.0	1,000.0	0.35%
Newtek Technology Solutions, Inc. (11)	Data processing, hosting and related services.	100% Common Stock	—%	—	—	8,384.0	8,500.0	2.96%
		Line of Credit	LIBOR plus 2.5%	November 2028	6,800.0	6,800.0	6,800.0	2.37%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

*Newtek Insurance Agency, LLC (13)	Insurance Carriers and Related Activities	100% Membership Interest	—%	—	—	135.0	2,215.0	0.77%
*PMTWorks Payroll, LLC (9)	Data processing, hosting and related services.	100% Membership Interest	—%	—	—	1,106.1	—	—%
		Term Loan	10%-12%	Various maturities through May 2020	2,685.0	2,685.0	—	—%
Small Business Lending, LLC (12), (20)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	250.0	3,300.0	1.15%
*ADR Partners, LLC dba banc-serv Partners, LLC (12)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	6,799.2	—	—%
International Professional Marketing, Inc. (16)	Professional, Scientific, and Technical Services	100% Common Stock	—%	—	—	4,000.0	3,300.0	1.15%
		Line of Credit	Prime plus 0.5%	April 2019	800.0	800.0	800.0	0.28%
SIDCO, LLC (16)	Professional, Scientific, and Technical Services	100% Membership Interest	—%	—	—	7,119.7	7,819.7	2.72%
		Line of Credit	Prime plus 0.5%	July 2019	175.0	175.0	175.0	0.06%
Newtek Merchant Solutions, LLC (11)	Data processing, hosting and related services.	100% Membership Interest	—%	—	—	16,438.0	116,250.0	40.44%
Mobil Money, LLC (17)	Data processing, hosting and related services.	100% Membership Interest	—%	—	—	2,980.0	2,980.0	1.04%
Newtek Business Lending, LLC (10)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	100% Membership Interest	—%	—	—	5,445.0	8,445.0	2.94%
Newtek Conventional Lending, LLC (18)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	50% Membership Interest	—%	—	—	—	—	—%
Titanium Asset Management, LLC (14)	Administrative and Support Services	Term Loan	10%	December 2018	193.9	193.9	—	—%
		100% Membership Interest	—%	—	—	—	—	—%
Excel WebSolutions, LLC (15)	Data processing, hosting and related services.	Term Loan	10%	September 2020	159.2	159.2	—	—%
		50% Membership Interest	—%	—	—	—	—	—%

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(In Thousands)

Portfolio Company	Industry	Type of Investment	Interest Rate (2)	Maturity	Principal	Cost	Fair Value	% of Net Assets

Total Controlled Investments					$17,194.1	$74,279.1	$171,584.7	59.69%

Non-control/Affiliate Investments
EMCAP Loan Holdings, LLC (19) (23)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	6.04% Membership Interest	—%	—	—	1,000.0	1,000.0	0.35%

Investments in Money Market Funds
UBS Select Treasury Institutional Fund - 2.17% yield					$9.0	$9.0	$9.0	—%

Total Investments					$389,828.9	$448,094.5	$541,095.9	188.24%
^ Denotes investment that has been pledged as collateral under the Securitization Trusts.
* Denotes non-income producing security.
(1) Newtek values each unguaranteed portion of SBA 7(a) performing loans (“Loan”) using a discounted cash flow analysis which projects future cash flows and incorporates projections for Loan pre-payments and Loan defaults using historical portfolio data. The data predicts future prepayment and default probability on curves which are based on Loan age. The recovery assumption for each Loan is specific to the discounted valuation of the collateral supporting that Loan. Each Loan’s cash flow is discounted at a rate which approximates a market yield. The Loans were originated under the SBA 7(a) program and conform to the underwriting guidelines in effect at their time of origination. Newtek has been awarded Preferred Lender Program (“PLP”) status from the SBA. Portions of these Loans are not guaranteed by the SBA. Individual loan participations can be sold to institutions which have been granted an SBA 750 license. Loans can also be sold as a pool of loans in a security form to qualified investors. Includes 5 loans with a cost basis of $4,663,000 and fair value of $5,258,000 which NSBF owns 100% of the outstanding loan balance that were originated by NSBF, but are no longer deemed SBA 7(a) loans as a result of Newtek repurchasing the guaranteed portions of the loans from the SBA.
(2) Prime Rate is equal to 5.25% and 1 month LIBOR is equal to 2.50269% as of December 31, 2018.
(3) Newtek values non-performing SBA 7(a) loans using a discounted cash flow analysis of the underlying collateral which supports the loan. Net recovery of collateral, (fair value less cost to liquidate) is applied to the discounted cash flow analysis based upon a time to liquidate estimate. Modified loans are valued based upon current payment streams and are re-amortized at the end of the modification period. Includes 3 loans with a cost basis of $6,942,000 and fair value of $3,504,000 which NSBF owns 100% of the outstanding loan balance that were originated by NSBF, but are no longer deemed SBA 7(a) loans as a result of Newtek repurchasing the guaranteed portions of the loans from the SBA.
(4) Newtek values guaranteed performing SBA 7(a) loans using the secondary SBA 7(a) market as a reference point. Newtek routinely sells performing SBA 7(a) loans into this secondary market. Guaranteed portions of SBA 7(a) loans partially funded as of the valuation date are valued using level two inputs as disclosed in Note 6.
(5) Controlled Investments are disclosed above as equity investments (except as otherwise noted) in those companies that are “Controlled Investments” of the Company as defined in the Investment Company Act of 1940. A company is deemed to be a “Controlled Investment” of Newtek Business Services Corp. if Newtek Business Services Corp. or its subsidiaries owns more than 25% of the voting securities of such company. See Note 5 in the accompanying notes to the consolidated financial statements for transactions during the year ended December 31, 2018 with affiliates the Company is deemed to control.
(6) 50% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.), 50% owned by non-affiliate. The term loan is past its original maturity date and currently in default. As such, the fair value of the investment is zero.
(7) 96.11% owned by Wilshire Partners, LLC (a subsidiary of Newtek Business Services Corp.), 3.89% owned by Newtek Business Services Corp.
(8) 50.15% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 49.85% owned by Wilshire Holdings 1, Inc. (a subsidiary of Newtek Business Services Corp.).

See accompanying notes to unaudited condensed consolidated financial statements.

(9) 25% owned by The Whitestone Group, LLC, (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.), 65% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.), and 10% owned by Exponential Business Development Co., Inc. (a subsidiary of Newtek Business Services Corp.).
(10) 100% owned by Newtek Business Services Holdco 6, Inc. (a subsidiary of Newtek Business Services Corp.
(11) 100% owned by NBSH Holdings, LLC (a subsidiary of Newtek Business Services Holdco 1, Inc., a subsidiary of Newtek Business Services Corp.). Premier was merged with NMS at December 31, 2018.
(12) 100% owned by Newtek LSP Holdco, LLC (a subsidiary of Wilshire Holdings I, Inc. and Newtek Business Services Holdco 5, Inc., both subsidiaries of Newtek Business Services Corp.).
(13) 100% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.).
(14) 50% owned by Exponential Business Development Co., Inc. (a subsidiary of Newtek Business Services Corp.), 47.8% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 2.2% owned by Wilshire New York Advisers II, LLC (a subsidiary of Newtek Business Services Corp.).
(15) 50% owned by The Whitestone Group, LLC (a subsidiary of Wilshire Holdings I, Inc., a subsidiary of Newtek Business Services Corp.) and 50% owned by non-affiliate.
(16) 100% owned by Newtek Business Services Holdco 2, Inc. (a subsidiary of Newtek Business Services Corp.). During the year ended December 31, 2017, a portion of IPM’s business was spun off into a new wholly-owned controlled portfolio company, SIDCO. As a result, the underlying IPM business has not changed. The Company determined the cost basis of its investments in IPM and SIDCO to be $4,000,000 and $7,120,000, respectively.
(17) 100% owned by Newtek Business Services Holdco 4, Inc. (a subsidiary of Newtek Business Services Corp.).
(18) 50% owned by Newtek Conventional Lending, Inc. (a subsidiary of Newtek Business Services Corp.).
(19) 6.04% owned by Wilshire Holdings I, Inc. (a subsidiary of Newtek Business Services Corp.).
(20) Zero cost basis is reflected as the portfolio company was organized by the Company and incurred internal legal costs to organize the entity and immaterial external filing fees which were expensed when incurred.
(21) All of the Company’s investments are in entities which are organized under the Laws of the United States and have a principal place of business in the United States.
(22) The fair value of the investment was determined using significant unobservable inputs.
(23) The Company’s investments generally are acquired in private transactions exempt from registration under the Securities Act and, therefore, generally are subject to limitations on resale, and may be deemed to be “restricted securities” under the Securities Act. However, unless otherwise indicated, such securities may be sold in certain transactions (generally to qualified institutional buyers) and remain exempt from registration.
(24) Restricted security initially obtained on April 25, 2018.
(25) Under the Investment Company Act of 1940, as amended, the Company may not acquire any non-qualifying assets unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. At December 31, 2018, 4.2% of total assets are non-qualifying assets.

As of December 31, 2018, the federal tax cost of investments was $439,711,000 resulting in estimated gross unrealized gains and losses of $136,870,000 and $35,485,000, respectively.

See accompanying notes to unaudited condensed consolidated financial statements.

NEWTEK BUSINESS SERVICES CORP. AND SUBSIDIARIES NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
NOTE 1—DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION:

Newtek Business Services Corp. is a Maryland corporation which was formed in August 2013 and is an internally managed, closed end, non-diversified investment company. The Company’s investment strategy is to maximize the investment portfolio’s return by generating current income from the debt investments the Company makes and generate dividend income from equity investments in controlled portfolio companies.

The Company has formed certain Taxable Subsidiaries, which are taxed as corporations for federal income tax purposes. These Taxable Subsidiaries allow the Company to hold equity securities of portfolio companies organized as pass-through entities while continuing to satisfy the requirements of a RIC under the Code.
The following wholly-owned subsidiaries are consolidated in the financial statements of the Company:

Newtek Small Business Finance, LLC
Newtek Asset Backed Securities, LLC
CCC Real Estate Holdings, LLC
The Whitestone Group, LLC
Wilshire Colorado Partners, LLC (1)
Wilshire DC Partners, LLC
Wilshire Holdings I, Inc.
Wilshire Louisiana BIDCO, LLC
Wilshire Louisiana Partners II, LLC
Wilshire Louisiana Partners III, LLC
Wilshire Louisiana Partners IV, LLC
Wilshire New York Advisers II, LLC
Wilshire New York Partners III, LLC
Wilshire Partners, LLC
Exponential Business Development Co., Inc.
Newtek Commercial Lending, Inc.
Newtek LSP Holdco, LLC
NBSH Holdings, LLC
Newtek Business Services Holdco 1, Inc.
Newtek Business Services Holdco 2, Inc.
Newtek Business Services Holdco 3, Inc.
Newtek Business Services Holdco 4, Inc.
Newtek Business Services Holdco 5, Inc. (formerly Banc-Serv Acquisition, Inc.)
Newtek Business Services Holdco 6, Inc.
(1) Entity was merged into The Whitestone Group, LLC on December 31, 2018.

The accompanying notes to the unaudited condensed consolidated financial statements should be read in conjunction with Newtek’s Annual Report for the year ended December 31, 2018 on Form 10-K. The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP and pursuant to the requirements for reporting on Form 10-Q and Article 10 of Regulation S-X and, therefore, omit or condense certain footnotes and other information normally included in financial statements prepared in accordance with U.S. GAAP. In the opinion of management, the condensed consolidated financial statements reflect all adjustments and reclassifications that are necessary for the fair presentation of financial results as of and for the periods presented. The results of operations for an interim period may not give a true indication of the results for the entire year. The December 31, 2018 consolidated statement of assets and liabilities has been derived from the audited financial statements as of that date. All intercompany balances and transactions have been eliminated in consolidation.
Except as otherwise noted, all financial information included in the tables in the following footnotes is stated in thousands, except per share data.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES:
Fair Value

The Company applies fair value accounting to certain of its financial instruments in accordance with ASC Topic 820 — Fair Value Measurement (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework used to measure fair value and requires disclosures for fair value measurements. In accordance with ASC Topic 820, the Company has categorized its financial instruments carried at fair value, based on the priority of the valuation technique, into a three-level fair value hierarchy. Fair value is a market-based measure considered from the perspective of the market participant who holds the financial instrument rather than an entity-specific measure. Therefore, when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that management believes market participants would use in pricing the financial instrument at the measurement date.

The availability of observable inputs can vary depending on the financial instrument and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market and the current market conditions. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for financial instruments classified as Level 3.

Any changes to the valuation methodology are reviewed by management and the Board to confirm that the changes are appropriate. As markets change, new products develop and the pricing for products becomes more or less transparent, the Company will continue to refine its valuation methodologies. See further description of fair value methodology in Note 6.
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expense during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are complete. Actual results could differ from those estimates.

Consolidation

As provided under ASC Topic 946, the Company will generally not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Company.

Assets related to transactions that do not meet ASC Topic 860 — Transfers and Servicing (“ASC Topic 860”) requirements for accounting sale treatment are reflected in the Company’s condensed consolidated statements of assets and liabilities as investments. Those assets are owned by the securitization trusts and are included in the Company’s condensed consolidated financial statements. The creditors of the special purpose entities have received security interests in such assets and such assets are not intended to be available to the creditors of the Company.

Although the Company owns more than 25% of the voting securities of NCL, the Company does not have sole control over significant actions of NCL for purposes of the 1940 Act or otherwise, and does not consolidate its interest in NCL.

Distributions

Dividends and distributions to the Company's common stockholders are recorded on the declaration date. The timing and amount to be paid out as a dividend or distribution is determined by the Company's Board each quarter and is generally based upon the annual taxable earnings estimated by management.

Cash

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Invested cash is held exclusively at financial institutions of high credit quality. The Company invests cash not held in interest free checking accounts or bank money market accounts mainly in U.S. Treasury only money market instruments. As of September 30, 2019, cash deposits in excess of insured amounts totaled $16,352,000. The Company has not experienced any losses with respect to cash balances in excess of insured amounts and management does not believe there was a significant concentration of risk with respect to cash balances as of September 30, 2019.
Restricted Cash

Restricted cash includes amounts due on SBA loan-related remittances to third parties and cash reserves associated with securitization transactions. As of September 30, 2019, total restricted cash was $24,151,000.

The following table provides a reconciliation of cash and restricted cash as of September 30, 2019 and 2018 and December 31, 2018 and 2017:

	September 30, 2019	September 30, 2018	December 31, 2018	December 31, 2017
Cash	$3,596	2,646	2,316	$2,464
Restricted cash	24,151	27,518	29,034	18,074
Cash and restricted cash	$27,747	$30,164	$31,350	$20,538

Broker Receivable

Broker receivable represents amounts due from third parties for loans which have been traded at period end but have not yet settled.
Income Taxes

Deferred tax assets and liabilities are computed based upon the differences between the financial statement and income tax basis of assets and liabilities using the enacted tax rates in effect for the year in which those temporary differences are expected to be realized or settled. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized.

The Company’s U.S. federal and state income tax returns prior to fiscal year 2015 are generally closed, and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company has elected to be treated as a RIC under the Code beginning with the 2015 tax year and operates in a manner so as to continue to qualify for the tax treatment applicable to RICs. The RIC tax return includes Newtek Business Services Corp. and NSBF, a single member LLC disregarded for tax purposes. None of the Company’s other subsidiaries are included in the RIC tax return. The Company will evaluate and record any deferred tax assets and liabilities of the subsidiaries that are not included in the RIC tax return. In order to maintain its RIC tax treatment, among other things, the Company is required to meet certain source of income and asset diversification requirements and timely distribute to its stockholders at least 90% of investment company taxable income, as defined by the Code, for each tax year. The Company intends to make the requisite distributions to its stockholders, which will generally relieve the Company from U.S. federal income taxes with respect to any income that is distributed to its stockholders as dividends.

Depending on the level of taxable income earned in a tax year, the Company may choose to retain taxable income in excess of current year dividend distributions and would distribute such taxable income in the next tax year. The Company would then pay a 4% excise tax on such income, as required. To the extent that the Company determines that its estimated current year annual taxable income, determined on a calendar year basis, could exceed estimated current calendar year dividend distributions, the Company accrues excise tax, if any, on estimated excess taxable income as taxable income is earned. For the nine months ended September 30, 2019 and 2018, no U.S. federal excise taxes were due.

The Company’s Taxable Subsidiaries accrue income taxes payable based on the applicable corporate rates on the net unrealized appreciation generated by the controlled investments held by the Taxable Subsidiaries. Such deferred tax liabilities amounted to $10,033,000 and $9,241,000 at September 30, 2019 and December 31, 2018, respectively, and are recorded as deferred tax liabilities on the condensed consolidated statements of assets and liabilities. The change in deferred tax liabilities is included as a component of net unrealized appreciation (depreciation) on investments in the condensed consolidated statements of operations.

Investment Income

Interest on debt investments is accrued and included in income based on contractual rates applied to principal amounts outstanding. Interest income is determined using a method that results in a level rate of return on principal amounts outstanding. When a loan becomes 90 days or more past due, or if we otherwise do not expect to receive interest and principal repayments, the loan is placed on non-accrual status and the recognition of interest income is discontinued. Interest payments received on loans that are on non-accrual status are treated as reductions of principal until the principal is repaid.

Dividend income is recognized on an accrual basis for preferred equity securities to the extent that such amounts are expected to be collected or realized. In determining the amount of dividend income to recognize, if any, from cash distributions on common equity securities, we will assess many factors including a portfolio company’s cumulative undistributed income and operating cash flow. Cash distributions from common equity securities received in excess of such undistributed amounts are recorded first as a reduction of our investment and then as a realized gain on investment.

The Company earns servicing income related to the guaranteed portions of SBA loan investments which it sells into the secondary market. These recurring fees are earned and recorded daily. Servicing income is earned for the full term of the loan or until the loan is repaid.

The Company earns a variety of fees from borrowers in the ordinary course of conducting its business, including packaging, legal, late payment and prepayment fees. All other income is recorded when earned. Other income is generally non-recurring in nature and earned as “one time” fees in connection with the origination of new debt investments with non-affiliates.

Investment transactions are accounted for on a trade-date basis. Realized gains or losses on investments are measured by the difference between the net proceeds from the disposition and the cost basis of investment, without regard to unrealized gains or losses previously recognized. The Company reports current period changes in the fair value of investments as a component of the net change in unrealized appreciation (depreciation) on investments in the condensed consolidated statements of operations.

Stock – Based Compensation

The Company accounts for its equity-based compensation plan using the fair value method, as prescribed by ASC Topic 718, Stock Compensation. Accordingly, for restricted stock awards, the Company measures the grant date fair value based upon the market price of the Company’s common stock on the date of the grant and amortizes this fair value to salaries and benefits ratably over the requisite service period or vesting term.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU 2016-02, “Leases,” which amends various aspects of existing accounting guidance for leases, including the recognition of a right of use asset and a lease liability for leases with a duration of greater than one year.
The Company adopted ASC 842 on January 1, 2019 using the modified transition method. As part of the transition to ASC 842, the Company elected the package of practical expedients that allowed it to not reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. The Company recognized the cumulative effect of applying ASC 842 as an opening balance sheet adjustment at January 1, 2019. The comparative information has not been retrospectively adjusted and continues to be reported under the accounting standards in effect for those periods.The adoption of ASC 842 did not have a material impact on the Company’s accompanying condensed consolidated statements of assets and liabilities, statements of operations or statements of cash flows. Due to the adoption of ASC 842, the Company recognized operating lease right-of-use assets and lease liabilities for its operating leases with lease terms greater than one year. The Company expects the adoption of ASC 842 will not materially impact its results of operations, financial condition, or cash flows on an ongoing basis.

New Accounting Standards

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)”, which is intended to improve fair value and defined benefit disclosure requirements by removing disclosures that are not cost-beneficial, clarifying disclosures' specific requirements, and adding relevant disclosure requirements. The ASU is effective for annual reporting periods beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements and related disclosures.

Segments

The Company has determined that it has a single reporting segment and operating unit structure. The Company issues debt and makes equity investments in portfolio companies in various industries. The Company separately evaluates the performance of each of its lending and investment relationships. However, because each of these debt and equity investment relationships have similar business and economic characteristics, they have been aggregated into a single lending and investment segment.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.

NOTE 3—INVESTMENTS:

Investments, all of which are in portfolio companies in the United States, consisted of the following at:

	September 30, 2019		December 31, 2018
	Cost	Fair Value	Cost	Fair Value
Money market funds	$9	$9	$9	$9
Non-affiliate debt investments	418,234	411,456	372,806	368,502
Non-control/affiliate equity investments	1,000	1,000	1,000	1,000
Controlled investments:
Equity	65,789	169,468	57,085	157,810
Equity interest in NCL	12,170	13,090	—	—
Debt	19,269	15,850	17,194	13,775
Total investments	$516,471	$610,873	$448,094	$541,096

SBA unguaranteed investments, consisted of the following breakdown of performing and nonperforming loans at:

	September 30, 2019		December 31, 2018
	Cost	Fair Value	Cost	Fair Value
Performing loans	$351,730	$362,890	$318,862	$329,340
Nonperforming loans:
Sub-performing(1)	2,223	2,011	3,419	2,835
Nonperforming (liquidation)(2)	43,792	24,704	33,308	17,227
Total SBA unguaranteed investments	$397,745	$389,605	$355,589	$349,402
(1) Sub-performing loans are non-accrual, nonperforming loans which are cash flowing (the borrower is currently making partial loan repayments) and the Company believes outstanding principal has a likelihood of being recovered from borrower principal payments, as opposed to collateral liquidation. Sub-performing loans are valued, in part, based on the present value of expected future cash flows.

(2) Nonperforming loans that are not generating cash flow are non-accrual loans which the Company believes outstanding principal can only be recovered by collateral liquidation. Nonperforming loans not generating cash flow are valued based upon the value of the underlying collateral in a liquidation scenario.

The following table shows the Company’s portfolio investments by industry at September 30, 2019 and December 31, 2018:

	September 30, 2019		December 31, 2018
	Cost	Fair Value	Cost	Fair Value
Data Processing, Hosting and Related Services	$43,003	$141,537	$38,964	$134,559
Professional, Scientific, and Technical Services	40,288	40,055	36,575	37,116
Food Services and Drinking Places	37,377	36,989	37,919	38,293
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	32,574	32,661	24,738	24,526
Amusement, Gambling, and Recreation Industries	25,976	27,429	21,030	22,300
Truck Transportation	27,382	23,917	23,040	21,145
Repair and Maintenance	19,593	19,569	17,690	18,054
Ambulatory Health Care Services	20,263	19,338	21,182	20,999
Fabricated Metal Product Manufacturing	17,332	18,004	12,608	12,793
Specialty Trade Contractors	15,922	15,830	13,048	13,051
Personal and Laundry Services	10,817	11,467	10,758	11,425
Accommodation	10,690	10,522	11,994	11,742
Administrative and Support Services	10,898	10,120	8,003	7,265
Social Assistance	9,282	10,018	8,424	9,006
Merchant Wholesalers, Durable Goods	9,407	9,581	9,002	9,184
Merchant Wholesalers, Nondurable Goods	9,973	9,529	4,714	4,056
Motor Vehicle and Parts Dealers	8,172	8,559	4,816	4,915
Building Material and Garden Equipment and Supplies Dealers	8,325	8,497	7,349	7,665
Food Manufacturing	9,892	8,051	9,073	7,056
Rental and Leasing Services	7,678	7,458	7,959	7,539
Gasoline Stations	7,812	7,342	8,152	7,981
Nonstore Retailers	7,082	6,899	4,085	4,047
Food and Beverage Stores	6,049	6,317	5,795	6,100
Transit and Ground Passenger Transportation	6,500	6,101	6,859	6,541
NCL Joint Venture	12,170	13,090	—	—
Other	102,014	101,993	94,317	93,738
Total	$516,471	$610,873	$448,094	$541,096

Newtek Conventional Lending, LLC

On May 20, 2019, the Company and its joint venture partner launched Newtek Conventional Lending, LLC (“NCL”) to provide non-conforming conventional commercial and industrial term loans to U.S. middle-market companies and small businesses. NCL is a 50/50 joint venture between Newtek Commercial Lending, Inc. a wholly-owned subsidiary of Newtek, and Conventional Lending TCP Holding, LLC, a wholly-owned, indirect subsidiary of BlackRock TCP Capital Corp. (Nasdaq:TCPC).

The following table shows NCL’s individual investments as of September 30, 2019:

Portfolio Company	Industry	Type of Investment	Interest Rate	Maturity	Principal	Cost	Fair Value
10 28th Ave SW Associates LLC (#)	Amusement, Gambling, and Recreation Industries	Term Loan	Prime plus 5.50%	4/1/2045	$2,295.0	$2,295.0	$2,532.1
Cocoa Beach Office LLC (#)	Securities, Commodity Contracts, and Other Financial Investments and Related Activities	Term Loan	2 Yr Libor plus 5.70%	8/1/2044	436.5	436.5	475.5
XL Sports World NJ LLC and XL Soccer World Orlando LLC (#)	Amusement, Gambling, and Recreation Industries	Term Loan	5 Yr Libor plus 5.50%	8/1/2044	6,266.8	6,266.8	6,860.8
XL Sports World NJ LLC and XL Soccer World Orlando LLC (#)	Amusement, Gambling, and Recreation Industries	Term Loan	5 Yr Libor plus 5.50%	8/1/2044	4,818.7	4,818.7	5,284.6
The Emerald Green Group, LLC (#)	Food Services and Drinking Places	Term Loan	2 Yr Libor plus 5.65%	8/1/2029	6,621.1	6,621.1	6,670.5
The Camera Division, LLC (#)	Electronics and Appliance Stores	Term Loan	2 Yr Libor plus 7.25%	9/1/2029	11,500.0	11,500.0	11,955.5
Total					$31,938.1	$31,938.1	$33,779.0
# Denotes fair value determined using significant unobservable inputs.

The following table shows certain summarized financial information for NCL as of September 30, 2019 and for the period ended September 30, 2019:

Selected Statement of Assets and Liabilities Information	September 30, 2019
(Unaudited)
Cash	6,698
Loan receivable, at fair value	33,779
Other assets	1,019
Total assets	$41,496

Bank notes payable	$14,088
Other liabilities	1,227
Total liabilities	15,315

Net assets	26,181
Total liabilities and net assets	$41,496

Period ended September 30, 2019
Selected Statements of Operations Information
Interest and other income	$1,396
Total expenses	540
Net investment income	856
Net unrealized appreciation on investments	1,841
Net increase in net assets resulting from operations	2,697

NOTE 4—TRANSACTIONS WITH AFFILIATED COMPANIES AND RELATED PARTY TRANSACTIONS:

Transactions with Affiliated Companies

An affiliated company is an entity in which the Company has an ownership of 5% or more of its voting securities. A controlled affiliate is an entity in which the Company owns more than 25% of its voting securities. Transactions related to our investments with controlled and non-controlled affiliated companies for the nine months ended September 30, 2019 were as follows:

Portfolio Company	Fair Value at December 31, 2018	Purchases (Cost)	Principal Received	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Fair Value at September 30, 2019	Interest and Other Income	Dividend Income
Controlled Investments
Newtek Merchant Solutions, LLC (NMS)	$116,250	$—	$—	$—	$5,000	$121,250	$—	$8,975
Mobil Money, LLC	2,980	—	—	—	—	2,980	—	275
Newtek Technology Solutions, Inc. (NTS)	15,300	1,525	—	—	(1,500)	15,325	274	—
International Professional Marketing, Inc.	4,100	—	(800)	—	850	4,150	8	150
SIDCO, LLC	7,995	—	(75)	—	(1,170)	6,750	5	650
banc-serv Partners, LLC	—	286	—	—	(286)	—	—	—
CDS Business Services, Inc.	11,000	360	(1,010)	—	—	10,350	354	—
Small Business Lending, LLC	3,300	748	—	—	552	4,600	13	—
Newtek Insurance Agency, LLC	2,215	—	—	—	—	2,215	—	—
PMTWorks Payroll, LLC	—	492	—	—	(492)	—	—	—
Titanium Asset Management LLC	—	900	—	—	—	900	—	—
POS on Cloud, LLC	—	775	—	—	—	775	4	—
Excel WebSolutions, LLC	—	—	—	—	—	—	—	—
Newtek Conventional Lending, LLC	—	12,170	—	—	920	13,090	—	428
Newtek Business Lending, LLC	8,445	10,278	(2,700)	—	—	16,023	—	—
Total Controlled Investments	$171,585	$27,534	$(4,585)	$—	$3,874	$198,408	$658	$10,478
Non-Control/Affiliate Investments
EMCAP Loan Holdings, LLC	$1,000	$—	$—	$—	$—	$1,000	$—	$86
Total Affiliate Investments	$172,585	$27,534	$(4,585)	$—	$3,874	$199,408	$658	$10,564

Related Party Transactions

Note Payable - Related Parties

In June 2015, the Company entered into the Related Party RLOC. Maximum borrowings under the Related Party RLOC were $38,000,000.

In June 2017, the Related Party RLOC was amended to increase maximum borrowings to $50,000,000. The outstanding balance had an interest rate equal to 1 month LIBOR (with a floor of 0.50%) plus 6.0% or a rate equal to the greater of the Prime Rate or 3.5% plus 5.0%. In November 2018, the Related Party RLOC was amended to reduce the interest rate to the lesser of 1 month LIBOR plus 2.5% or the Prime Rate plus 1.5%.

At September 30, 2019, the Related Party RLOC interest rate was 4.71%. The Related Party RLOC has a maturity date of November 8, 2023. Outstanding borrowings from NMS at September 30, 2019 under the Related Party RLOC were $20,663,000.

For the three months ended September 30, 2019 and 2018, interest expense was $269,000 and $356,000 respectively. For the nine months ended September 30, 2019 and 2018, interest expense was $742,000 and $700,000, respectively.

Expenses Incurred from Controlled Portfolio Companies

The Company incurs expenses from certain controlled portfolio companies including managed technology services from NTS, loan related processing and auditing fees from various related parties and payroll processing fees from PMT.

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Managed technology services	$296	$181	$710	$541
Loan related processing and auditing fees	2,083	10	6,742	34
Referral fees	—	12	—	104
Payroll processing fees	8	11	27	31
Total	$2,387	$214	$7,479	$710

The Company also sub-leases portions of its office space in Lake Success, New York to certain portfolio companies. Amounts charged were as follows:

	Three Months Ended		Nine Months Ended
Portfolio Company	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Newtek Merchant Solutions, LLC (NMS)	54	$39	$172	$119
Newtek Technology Solutions, Inc.	3	3	8	8
Small Business Lending, LLC	71	19	164	57
Newtek Insurance Agency, LLC	13	23	49	68
CDS Business Services, Inc.	17	15	52	48
Premier Payments LLC (1)	—	9	—	30
PMTWorks Payroll, LLC	10	9	33	22
Newtek Business Lending, LLC	3	—	7	—
Total	$171	$117	$485	$352
(1) On December 31, 2018, Premier was merged into NMS.

Amounts due from related parties were $3,911,000 and $3,232,000 at September 30, 2019 and December 31, 2018, respectively. Amounts due to related parties were $111,000 and $4,000 at September 30, 2019 and December 31, 2018, respectively.

Managerial Assistance Fees from Controlled Investments

The Company offers managerial assistance to all portfolio companies and currently provides managerial assistance to certain controlled portfolio companies. Amounts are charged based on estimates of time and effort spent by certain employees providing managerial services for certain controlled portfolio companies. Fees are recorded on a quarterly basis, are recurring in nature and are charged at an arm’s length basis. The table below summarizes amounts charged to each controlled portfolio company for the three and nine months ended September 30, 2019 and 2018, and are recorded as a credit to salaries and benefits in the condensed consolidated statements of operations.

	Three Months Ended		Nine Months Ended
Portfolio Company	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Newtek Merchant Solutions, LLC (NMS)	$84	$111	$287	$289
Newtek Technology Solutions, Inc.	119	101	351	402
PMTWorks Payroll, LLC	56	16	135	45
Newtek Insurance Agency, LLC	53	37	148	123
banc-serv Partners, LLC	6	60	87	174
Premier Payments LLC (1)	—	45	—	112
CDS Business Services, Inc.	24	26	59	70
International Professional Marketing, Inc.	24	31	70	61
SIDCO, LLC	24	31	88	60
Mobil Money, LLC	43	21	99	45
Newtek Business Lending, LLC	22	—	64	—
Small Business Lending, LLC	117	83	333	279
Total	$572	$562	$1,721	$1,660
(1) On December 31, 2018, Premier was merged into NMS.

NOTE 5—SERVICING ASSETS:
At September 30, 2019 and December 31, 2018, servicing assets are measured at fair value. The Company earns servicing fees from the guaranteed portions of SBA 7(a) loans it originates and sells.
The following table summarizes the fair value and valuation assumptions related to servicing assets at September 30, 2019 and December 31, 2018:

	September 30, 2019	December 31, 2018
Fair Value	$23,297	$21,360
Discount factor (1)	13.87%	14.24%
Cumulative prepayment rate	23.00%	26.00%
Average cumulative default rate	20.00%	20.00%
(1) Determined based on risk spreads and observable secondary market transactions.
Servicing fee income earned for the three months ended September 30, 2019 and 2018 was $2,542,000 and $2,177,000, respectively. Servicing fee income earned for the nine months ended September 30, 2019 and 2018 was $7,473,000 and $6,250,000, respectively.
NOTE 6—FAIR VALUE MEASUREMENTS:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, management uses various valuation approaches, all of which have been approved by the Company’s Board. In accordance with GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and gives the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels of the fair value hierarchy are as follows:

Level 1
Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain U.S. Treasury, other U.S. Government and agency mortgage-backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, corporate debt securities, derivative contracts and residential mortgage loans held-for-sale.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private equity investments, retained residual interests in securitizations, residential mortgage servicing rights, and highly structured or long-term derivative contracts.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset or a liability’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. The Company assesses the levels of assets and liabilities at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfers. There were no transfers among Level 1, 2 and 3 of the fair value hierarchy for assets and liabilities during the nine months ended September 30, 2019 or 2018. The following section describes the valuation techniques used by the Company to measure different assets and liabilities at fair value and includes the level within the fair value hierarchy in which the assets and liabilities are categorized.

Level 1 investments are valued using quoted market prices. Level 2 investments are valued using market consensus prices that are corroborated by observable market data and quoted market prices for similar assets and liabilities. Level 3 investments are valued at fair value as determined in good faith by the Board, based on input of management, the audit committee and independent valuation firms that have been engaged at the direction of the Board to assist in the valuation of certain portfolio investments without a readily available market quotation at least once during a trailing twelve-month period under a valuation policy and a consistently applied valuation process.

When determining fair value of Level 3 debt and equity investments, the Company may take into account the following factors, where relevant: the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made and other relevant factors. The primary methods for determining enterprise value include a discounted cash flow analysis and a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA or revenue. The enterprise value analysis is performed to determine the value of equity investments and to determine if debt investments are credit impaired. If debt investments are credit impaired, the Company will use the enterprise value analysis or a liquidation basis analysis to determine fair value. For debt investments that are not determined to be credit impaired, the Company uses a market interest rate yield analysis to determine fair value.

In addition, for certain debt investments, the Company may base its valuation on quotes provided by an independent third party broker.

For certain investments, the Company generally calculates the fair value of the investment primarily based on the net asset NAV of the entity and adjusts the fair value for other factors that would affect the fair value of the investment. The Company uses this valuation approach for its investment in NCL.

Due to the inherent uncertainty of determining the fair value of Level 3 investments that do not have a readily available market value, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that may ultimately be received or settled. Further, such investments are generally subject to legal and other restrictions or otherwise are less liquid than publicly traded instruments. If the Company were required to liquidate a portfolio investment in a forced or liquidation sale, the Company may realize significantly less than the value at which such investment had previously been recorded.

The Company’s investments are subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

The following tables present fair value measurements of the Company’s assets and liabilities measured at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair values as of September 30, 2019 and December 31, 2018:

	Fair Value Measurements at September 30, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Investments in money market funds	$9	$9	$—	$—
SBA unguaranteed non-affiliate investments	389,605	—	—	389,605
SBA guaranteed non-affiliate investments	21,851	—	21,851	—
Controlled investments	185,318	—	—	185,318
Other real estate owned (1)	2,665	—	2,665	—
Non-control/affiliate investments	1,000	—	—	1,000
Servicing assets	23,297	—	—	23,297
Controlled investments measured at NAV(2)	13,090	—	—	—
Total assets	$636,835	$9	$24,516	$599,220
Liabilities:
Contingent consideration liabilities (3)	$643	$—	$—	$643
(1) Included in Other Assets on the Condensed Consolidated Statements of Assets and Liabilities
(2) The Company’s investment in NCL is measured at fair value using NAV and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the condensed statement of assets and liabilities.
(3) Included in Accounts Payable, Accrued Expenses and Other Liabilities on the Condensed Consolidated Statements of Assets and Liabilities

The change in unrealized appreciation (depreciation) included in the condensed consolidated statements of operations attributable to Level 3 investments held at September 30, 2019 includes $1,957,000 in unrealized depreciation on SBA unguaranteed non-affiliate investments, $2,954,000 in unrealized appreciation on controlled investments and $3,469,000 in unrealized depreciation on servicing assets.

	Fair Value Measurements at December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets:
Investments in money market funds	$9	$9	$—	$—
SBA unguaranteed non-affiliate investments	349,402	—	—	349,402
SBA guaranteed non-affiliate investments	19,100	—	19,100	—
Controlled investments	171,585	—	—	171,585
Other real estate owned (1)	1,998	—	1,998	—
Non-control/Non-affiliate investments	1,000	—	—	1,000
Servicing assets	21,360	—	—	21,360
Total assets	$564,454	$9	$21,098	$543,347
Liabilities:
Contingent consideration liabilities (2)	$1,733	$—	$—	$1,733
(1) Included in Other Assets on the Condensed Consolidated Statements of Assets and Liabilities
(2) Included in Accounts Payable, Accrued Expenses and Other Liabilities on the Condensed Consolidated Statements of Assets and Liabilities

The following table represents the changes in investments, servicing assets and liabilities measured at fair value using Level 3 inputs for the nine months ended September 30, 2019 and 2018:

	Nine Months Ended September 30, 2019
	SBA Unguaranteed Investments	Controlled Investments	Servicing Assets	Non-Control/Affiliate Investments	Contingent Consideration Liabilities (1)
Fair value, December 31, 2018	$349,402	$171,585	$21,360	$1,000	$1,733
Net change in unrealized appreciation (depreciation)	(1,957)	2,954	(3,469)	—	—
Realized loss	(2,211)	—	—	—	—
SBA unguaranteed non-affiliate investments, funded	84,741	—	—	—	—
Foreclosed real estate acquired	(1,892)	—	—	—	—
Purchase of investments	—	15,364	—	—	—
Change in fair value of contingent consideration liabilities	—	—	—	—	64
Payment of contingent consideration	—	—	—	—	(1,154)
Net accretion of premium/discount	(6)	—	—	—	—
Return of investment	—	(2,700)	—	—	—
Principal payments received on debt investments	(38,472)	(1,885)	—	—	—
Additions to servicing assets	—	—	5,407	—	—
Fair value, September 30, 2019	$389,605	$185,318	$23,297	$1,000	$643
(1) Included in Accounts Payable, Accrued Expenses and Other Liabilities on the Condensed Consolidated Statements of Assets and Liabilities

	Nine Months Ended September 30, 2018
	SBA Unguaranteed Investments	Controlled Investments	Servicing Assets	Non-Control/Non-Affiliate Investments	Contingent Consideration Liabilities (1)
Fair value, December 31, 2017	$278,034	$153,156	$19,359	$—	$913
Net change in unrealized appreciation (depreciation)	6,751	1,579	(3,175)	—	—
Realized gain (loss)	(1,751)	52	—	—	—
SBA unguaranteed non-affiliate investments, funded	76,860	—	—	—	—
Foreclosed real estate acquired	(826)	—	—	—	—
Purchase of investments	—	29,312	—	1,000	—
Sale of investment	—	(2,502)	—	—	—
Net accretion of premium/discount	(16)	—	—	—	—
Record fair value of contingent consideration liabilities	—	—	—	—	1,350
Change in fair value of contingent consideration liabilities	—	—	—	—	23
Payment of contingent consideration	—	—	—	—	(479)
Principal payments received on debt investments	(28,887)	(13,837)	—	—	—
Additions to servicing assets	—	—	5,458	—	—
Fair value, September 30, 2018	$330,165	$167,760	$21,642	$1,000	$1,807
(1) Included in Accounts Payable, Accrued Expenses and Other Liabilities on the Condensed Consolidated Statements of Assets and Liabilities

The following tables provide a summary of quantitative information about the Company’s Level 3 fair value measurements as of September 30, 2019 and December 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The tables below are not intended to be all-inclusive, but rather provide information on the significant Level 3 inputs as they relate to the Company’s fair value measurements at September 30, 2019 and December 31, 2018.

					Range
	Fair Value as of September 30, 2019	Valuation Techniques	Unobservable Input	Weighted Average	Minimum	Maximum
Assets:
SBA unguaranteed non-affiliate investments - performing loans	$362,890	Discounted cash flow	Market yields	5.40%	5.40%	5.40%
SBA unguaranteed non-affiliate investments - non-performing loans	$26,715	Discounted cash flow	Market yields	5.65%	5.65%	5.65%
Controlled equity investments (A)	$169,468	Market comparable companies	EBITDA multiples (B)	7.90x	4.50x	8.80x
		Market comparable companies	Revenue multiples (B)	0.98x	0.15x	2.30x
		Discounted cash flow	Weighted average cost of capital (B)	12.62%	10.90%	41.90%
Controlled debt investments	$15,850	Discounted cash flow	Market yields	7.59%	6.00%	10.00%
Non-control/affiliate investments	$1,000	Liquidation value	Asset value	N/A	N/A	N/A
Servicing assets	$23,297	Discounted cash flow	Market yields	13.87%	13.87%	13.87%
Liabilities:
Contingent consideration liabilities	$643	Discounted cash flow	Projected EBITDA and net residual income and probability of achievement	N/A	N/A	N/A
(A) In determining the fair value of the Company’s controlled equity investments as of September 30, 2019, the proportion of the market comparable companies valuation technique and the discounted cash flow valuation technique were 41.1% and 58.9%, respectively, on a weighted average basis.
(B) The Company valued $141,265,000 of investments using generally, an equal weighting of EBITDA and revenue multiples in the overall valuation approach which included the use of market comparable companies. The Company valued $28,203,000 of investments using only discounted cash flows.

					Range
	Fair Value as of December 31, 2018	Valuation Techniques	Unobservable Input	Weighted Average	Minimum	Maximum
Assets:
SBA unguaranteed non-affiliate investments - performing loans	$329,340	Discounted cash flow	Market yields	6.40%	6.40%	6.40%
SBA unguaranteed non-affiliate investments - non-performing loans	$20,062	Discounted cash flow	Market yields	7.89%	7.89%	7.89%
Controlled equity investments (A)	$157,810	Market comparable companies	EBITDA multiples (B)	8.83x	3.97x	10.00x
		Market comparable companies	Revenue multiples (B)	1.05x	0.15x	2.73x
		Discounted cash flow	Weighted average cost of capital (B)	13.46%	11.84%	40.00%
Controlled debt investments	$13,775	Discounted cash flow	Market yields	6.34%	4.84%	10.00%
Non-control/affiliate investments	$1,000	Liquidation value	Asset value	N/A	N/A	N/A
Servicing assets	$21,360	Discounted cash flow	Market yields	14.24%	14.24%	14.24%
Liabilities:
Contingent consideration liabilities	$1,733	Discounted cash flow	Projected EBITDA and probability of achievement	N/A	N/A	N/A
(A) In determining the fair value of the Company’s controlled equity investments as of December 31, 2018, the proportion of the market comparable companies valuation technique and the discounted cash flow valuation technique were 43.8% and 56.2%, respectively, on a weighted average basis.

(B) The Company valued $138,085,000 of investments using an equal weighting of EBITDA and revenue multiples in the overall valuation approach which included the use of market comparable companies. The Company valued $19,725,000 of investments using only discounted cash flows.

NOTE 7—BORROWINGS:

At September 30, 2019 and December 31, 2018, the Company had borrowings comprised of the following:

	September 30, 2019			December 31, 2018
	Commitments	Borrowings Outstanding	Weighted Average Interest Rate	Commitments	Borrowings Outstanding	Weighted Average Interest Rate
Capital One line of credit - guaranteed (1)	$150,000	$18,400	4.25%	$100,000	$34,700	4.75%
Capital One line of credit - unguaranteed (1)	—	66,542	5.25%	—	—	—%
Notes due 2022	—	—	—%	8,324	8,019	7.50%
Notes due 2023	57,500	55,917	6.25%	57,500	55,564	6.25%
Notes due 2024	63,250	61,249	5.75%	—	—	—%
Notes payable - related parties	50,000	20,663	4.71%	50,000	16,840	4.84%
Notes payable - Securitization Trusts	172,231	169,526	4.41%	220,137	216,507	4.66%
Total	$492,981	$392,296	4.92%	$435,961	$331,630	5.02%

(1) Total combined commitments of the guaranteed and unguaranteed lines of credit were $150,000,000 at September 30, 2019 and $100,000,000 at December 31, 2018.

As of September 30, 2019, our asset coverage was 175%.

Outstanding borrowings under the 2022 Notes, 2023 Notes, 2024 Notes and Notes payable - Securitization Trusts consisted of the following:

	September 30, 2019			December 31, 2018
	Notes Due 2023	Notes Due 2024	Notes Payable- Securitization Trusts	Notes Due 2022(1)	Notes Due 2023	Notes Payable- Securitization Trusts
Principal balance	$57,500	$63,250	$172,231	$8,324	$57,500	$220,137
Unamortized deferred financing costs	(1,583)	(2,001)	(2,705)	(305)	(1,936)	(3,630)
Net carrying amount	$55,917	$61,249	$169,526	$8,019	$55,564	$216,507

(1) On July 29, 2019, the Company issued redemption notices to the holders of the 2022 Notes. The Company redeemed all $8,324,000 in aggregate principal amount of the Notes on the redemption date of August 29, 2019 at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon from July 1, 2019, through, but excluding, the redemption date.

At September 30, 2019 and December 31, 2018, the carrying amount of the Company’s borrowings under the Capital One lines of credit, Notes payable - related parties and Notes payable - Securitization Trusts, approximates fair value due to their variable interest rates.

The fair values of the fixed rate 2023 Notes and 2024 Notes are based on the closing public share price on the date of measurement. On September 30, 2019, the closing price of the 2023 Notes was $25.79 per note, or $59,317,000. On September 30, 2019, the closing price of the 2024 Notes was $25.68 per note, or $64,970,000. These borrowings are not recorded at fair value on a recurring basis.
Total interest expense including unused line fees and amortization of deferred financing costs related to borrowings for the three months ended September 30, 2019 and 2018 was $5,476,000 and $4,105,000, respectively. Total interest expense including unused line fees and amortization of deferred financing costs related to borrowings for the nine months ended September 30, 2019 and 2018 was $14,916,000 and $11,399,000, respectively.

Notes Due 2023

On February 21, 2018, the Company closed a public offering of $50,000,000 in aggregate principal amount of its 2023 Notes. The 2023 Notes will mature on March 1, 2023 and may be redeemed in whole or in part at any time or from time to time at Newtek’s option on or after March 1, 2020. The 2023 Notes bear interest at a rate of 6.25% per year payable quarterly on March 1, June 1, September 1 and December 1, of each year, beginning June 1, 2018. In February 2018, the underwriters exercised their option to purchase an additional $7,500,000 in aggregate principal amount of the 2023 Notes. Total net proceeds received after deducting underwriters’ discount and expenses was $55,176,000. The 2023 Notes are listed on the Nasdaq Global Market under the trading symbol “NEWTI.” A portion of the proceeds were used to redeem the outstanding 2021 Notes. As a result of the redemption of the 2021 Notes, the Company recorded a $1,059,000 loss on extinguishment of debt during the nine months ended September 30, 2018, equivalent to the balance of unamortized deferred financing costs as of the redemption date.

Notes dues 2024

On July 25, 2019, the Company closed a public offering of $55,000,000 in aggregate principal amount of its 2024 Notes. The 2024 Notes will mature on August 1, 2024 and may be redeemed in whole or in part at any time or from time to time at Newtek’s option on or after August 1, 2021. The 2024 Notes bear interest at a rate of 5.75% per year payable quarterly on August 1, November 1, February 1 and May 1, of each year, beginning November 1, 2019. Total net proceeds received after deducting underwriters’ discount and expenses was $53,313,000. The 2024 Notes are listed on the Nasdaq Global Market under the trading symbol “NEWTL” and were rated “A-“ by Egan-Jones. A portion of the proceeds were used to redeem the outstanding 2022 Notes. In August 2019, the underwriters exercised their option to purchase an additional $8,250,000 in aggregate principal amount of the 2024 Notes resulting in an additional $8,003,000 in net proceeds. As a result of the redemption of the 2022 Notes, the Company recorded a $251,000 loss on extinguishment of debt during the nine months ended September 30, 2019, equivalent to the balance of unamortized deferred financing costs as of the redemption date.

Notes Payable - Securitization Trusts

On July 25, 2019, the 2014-1 Trust was terminated as a result of NSBF purchasing the 2014-1 Trust assets, with the 2014-1 Trust’s noteholders receiving the redemption price.

NOTE 8—COMMITMENTS AND CONTINGENCIES:
Legal Matters

In the ordinary course of business, the Company and its wholly owned portfolio companies may from time to time be party to lawsuits and claims. The Company evaluates such matters on a case by case basis and its policy is to contest vigorously any claims it believes are without compelling merit. The Company is not currently involved in any litigation matters that are expected to have a material impact on the Company’s financial condition.

As a result of a prior litigation with the Federal Trade Commission (the “FTC”), NMS voluntarily entered into, and is presently operating under, a Permanent Injunction with respect to certain of its business practices.

In 2014, NMS instituted an action in Wisconsin state court against a former independent sales agent for, among other things, breach of contract. The former sales agent answered the complaint and filed counterclaims against NMS. Following a lengthy litigation which has included appeals, protracted discovery, motions for summary judgment and a succession of judges, the case is scheduled for trial in January 2020.  While the outcome of the trial cannot be determined, NMS intends to vigorously pursue its claims against the former sales agent at trial and defend the counterclaims asserted.
Guarantees
The Company is a guarantor on the Sterling Receivable and Inventory Facility at NBCS. Maximum borrowings under the Sterling Receivable and Inventory Facility are $35,000,000. The Sterling Receivable and Inventory Facility matures in May 2022 and automatically renews annually. At September 30, 2019, total principal owed by NBCS was $23,749,000. In addition, the Company deposited $750,000 to collateralize the guarantee. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

The Company is a guarantor on the NBL Facility. Maximum borrowings under the NBL Facility are $75,000,000 with an accordion feature to increase maximum borrowings to $150,000,000. The NBL Facility matures in July 2021. At September 30, 2019, total principal owed by NBL was $18,418,000. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

The Company is a guarantor on the Webster Facility, a term loan facility between NMS with Webster Bank with an aggregate principal amount up to $50,000,000. The Webster Facility matures in November 2023. At September 30, 2019, total principal outstanding was $33,250,000. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

Unfunded Commitments

At September 30, 2019, the Company had $5,656,000 of unfunded commitments in connection with its SBA 7(a) non-affiliate investments related to portions of loans originated which are partially funded. The Company will fund these commitments from the same sources it uses to fund its other investment commitments.

NOTE 9—FINANCIAL HIGHLIGHTS:

The financial highlights for the Company are as follows:

	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Per share data (1)
Net asset value at beginning of period	$15.19	$15.08
Net investment loss	(0.14)	(0.34)
Net realized gain on investments	1.77	1.67
Net unrealized appreciation on investments	0.08	0.37
Net unrealized depreciation on servicing assets	(0.18)	(0.17)
Change in deferred taxes	(0.04)	(0.02)
Net increase in net assets resulting from operations	1.49	1.51
Distributions to common stockholders	(1.44)	(1.30)
Stock-based compensation expense	0.02	0.02
Accretive effect of stock offerings (issuing shares above NAV per share)	0.14	0.03
Accretive effect of shares issued in connection with DRIP (issuing shares above NAV per share)	0.01	0.01
Dilutive effect of restricted stock awards	(0.01)	(0.08)
Other (5)	0.01	0.01
Net asset value at end of period	$15.41	$15.28

Per share market value at end of period	$22.58	$20.94
Total return based on market value (3)(6)	21.22%	20.28%
Total return based on average net asset value (3)(4)(6)	10.93%	9.95%
Shares outstanding at end of period (in thousands)	19,447	18,849

Ratios/Supplemental Data:
Net assets at end of period	$299,752	$287,936
Ratio of expenses to average net assets (2)	21.13%	19.41%
Ratio of net investment loss to average net assets (2)	(1.18)%	(2.99)%
Portfolio turnover	89.18%	103.45%
Average debt outstanding	$368,043	$261,587
Average debt outstanding per share	$18.93	$13.88
Asset coverage ratio (7)	175%	195%
(1) Based on actual number of shares outstanding at the end of the corresponding period or the weighted average shares outstanding for the period, unless otherwise noted, as appropriate.
(2) Annualized for the nine months ended September 30, 2019.
(3) Assumes dividends are reinvested.
(4) Total return based on average net asset value was calculated using the sum of ending net asset value plus dividends to stockholders during the period, divided by the beginning net asset value.
(5) Includes the impact of the different share amounts as a result of calculating certain per share data based on weighted average shares outstanding during the period and certain per share data based on shares outstanding as of a period end or transaction date.
(6) Not annualized.
(7) Calculated based on $398,586,000 and $302,167,000 of senior securities outstanding at September 30, 2019 and September 30, 2018, respectively.

NOTE 10—STOCK BASED COMPENSATION:

Stock Plan

The Company accounts for its stock-based compensation plan using the fair value method, as prescribed by ASC 718, Compensation—Stock Compensation. Accordingly, for restricted stock awards, the Company measured the grant date fair value based upon the market price of its common stock on the date of the grant and amortizes the fair value of the awards as stock-based compensation expense over the requisite service period, which is generally the vesting term.

The Board approves the issuance of shares of restricted stock to employees and directors pursuant to the Equity Incentive Plan. These shares generally vest over a one to three year period from the grant date. The fair value is expensed over the service period, starting on the grant date. The following table summarizes the restricted stock issuances under the Equity Incentive Plan, net of shares forfeited, if any, and the remaining shares of restricted stock available for issuance as of September 30, 2019.

Restricted Stock authorized under the plan (1)	1,500,000
Less net restricted stock granted during:
Year ended December 31, 2016	(120,933)
Year ended December 31, 2017	(5,007)
Year ended December 31, 2018	(93,568)
Nine months ended September 30, 2019	(6,285)
Restricted stock available for issuance as of September 30, 2019	1,274,207
(1) A maximum of 20% of total shares of common stock issued and outstanding, calculated on a fully diluted basis, not to exceed 3,000,000 shares, are available for awards of restricted stock and stock options under the Equity Incentive Plan. No more than 50% of the shares of stock reserved for the grant of awards under the Equity Incentive Plan may be restricted stock awards at any time during the term of the Equity Incentive Plan. No stock options have been granted under the Equity Incentive Plan.

For the three months ended September 30, 2019 and 2018 the Company recognized total stock-based compensation expense of $184,000 and $176,000, respectively. For the nine months ended September 30, 2019 and 2018 the Company recognized total stock-based compensation expense of $462,000 and $418,000, respectively.

As of September 30, 2019, there was $935,000 of total unrecognized compensation expense related to unvested restricted shares. This compensation expense is expected to be recognized over a remaining weighted-average period of approximately 1.52 years as of September 30, 2019.

NOTE 11—COMMON STOCK:

ATM Program

On August 31, 2018, the Company entered into the 2017 ATM Equity Distribution Agreement which increased the maximum number of shares that the Company may offer and sell under its existing ATM distribution agreement up to 4,400,000 shares of common stock from time to time through the ATM placement agents.

The following table summarizes the total shares sold and net proceeds received under the Second Amended and Restated 2017 ATM Equity Distribution Agreement:

	Nine Months Ended September 30, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Shares sold	187,962	291,232	1,139,181
Weighted average price per share	$19.46	$19.14	$17.58
Net proceeds	$3,650	$5,196	$19,620

On July 8, 2019, the Company gave notice to terminate the 2017 ATM Equity Distribution Agreement, with such termination effective as of July 9, 2019. As of July 9, 2019, the Company had sold 1,618,375 shares of its common stock under the 2017

ATM Equity Distribution Agreement, and received net proceeds of $28,466,000. The Company paid the ATM placement agents $586,000 in compensation in connection therewith.

On July 10, 2019, the Company entered into the 2019 ATM Equity Distribution Agreement. The 2019 ATM Equity Distribution Agreement provides that the Company may offer and sell up to 3,000,000 shares of common stock from time to time through the placement agents. The company paid the placement agents $xxx,xxx in compensations in connection therewith.

The following table summarizes the total shares sold and net proceeds received under the 2019 ATM Equity Distribution Agreement:

Nine Months Ended September 30, 2019
Shares sold	292,260
Weighted average price per share	$22.66
Net proceeds	$6,489

The Company used the net proceeds for funding investments in debt and equity securities in accordance with its investment objective and strategies.

As of September 30, 2019, there were 2,337,725 shares of common stock available for sale under the 2019 ATM Equity Distribution Agreement.

Stock Repurchase Program

On June 21, 2019, the Company announced that its Board approved extending its current repurchase program under which the Company may repurchase up to 300,000 shares of the Company’s outstanding common shares. Under the program, purchases may be made at management’s discretion from time to time in open-market transactions, in accordance with all applicable securities laws and regulations. Unless extended or terminated by the Board, the Company anticipates that the termination date for the Program will be on December 18, 2019. There have been no repurchases under the program.

NOTE 12—EARNINGS PER SHARE:

The following table summarizes the calculations for the net increase in net assets resulting from operations per common share for the three and nine months ended September 30, 2019 and 2018:

	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Net increase in net assets resulting from operations	$10,637	$12,384	$28,398	$28,117
Weighted average shares outstanding	19,228	18,791	19,115	18,656
Net increase in net assets resulting from operations per common share	$0.55	$0.66	$1.49	$1.51

NOTE 13—LEASES:

Under ASC 842, operating lease expense is generally recognized on a straight-line basis over the term of the lease. The Company has entered into operating lease agreements for office space with remaining contractual terms up to 8 years, some of which include renewal options that extend the leases for up to 10 years. These renewal options are not considered in the remaining lease term unless it is reasonably certain the Company will exercise such options. The operating lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the rate implicit in the leases generally is not readily determinable for our operating leases, the discount rates used to determine the present value of our lease liability are based on our incremental borrowing rate at the lease commencement date and commensurate with the remaining lease term. Our incremental borrowing rate for a lease is the rate of interest we would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Table of Contents

Total lease costs for the three and nine months ended September 30, 2019 were $156,000 and $534,000 respectively and are included in other general and administrative costs on the condensed consolidated statements of operations.

The following table summarizes supplemental cash flow information related to our operating leases and the weighted average remaining lease term and discount rate of our leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Cash paid for amounts included in the measurement of lease liabilities (operating cash flows)	$416	n/a	$1,192	n/a
Weighted-average remaining lease term - operating leases	7.25 years	n/a	7.25 years	n/a
Weighted-average discount rate - operating leases	4.76%	n/a	4.76%	n/a

The following table represents the maturity of the Company’s operating lease liabilities as of September 30, 2019:

Maturity of Lease Liabilities
2019	$417
2020	1,646
2021	1,555
2022	1,576
2023	1,619
Thereafter	5,333
Total future minimum lease payments	$12,146
Less: Imputed interest	$(1,952)
Present value of future minimum lease payments	$10,194

Minimum future rental payments required under operating leases in effect as of December 31, 2018 are as follows:

Year
2019	$1,826
2020	1,593
2021	1,494
2022	1,506
2023	1,549
Thereafter	5,343
Total	$13,312

NOTE 14—DIVIDENDS AND DISTRIBUTIONS:

The Company’s dividends and distributions are recorded on the declaration date. The following table summarizes the Company’s dividend declarations and distributions during the nine months ended September 30, 2019 and 2018.

Date Declared	Record Date	Payment Date	Amount Per Share	Cash Distribution	DRIP Shares Issued	DRIP Shares Value
Nine months ended September 30, 2019
February 15, 2019	March 15, 2019	March 29, 2019	$0.40	$7,355	12	$220
May 1, 2019	June 14, 2019	June 28, 2019	$0.46	$8,482	12	$260
August 21, 2019	September 20, 2019	September 30, 2019	$0.58	$10,899	14	$300

Nine months ended September 30, 2018
January 18, 2018	March 20, 2018	March 30, 2018	$0.40	$7,202	10	$168
May 11, 2018	June 15, 2018	June 29, 2018	$0.42	$7,637	9	$178
August 23, 2018	September 17, 2018	September 28, 2018	$0.48	$8,544	21	$414

During the nine months ended September 30, 2019 and 2018, an additional 8,600 and 8,000 shares valued at $185,000 and $156,000, respectively, were issued related to dividends on unvested restricted stock awards.

NOTE 15—SUPPLEMENTAL FINANCIAL DATA:
Summarized Financial Information of Our Unconsolidated Subsidiaries

The Company holds a controlling interest, as defined by the 1940 Act in portfolio companies that are not consolidated in the Company’s condensed consolidated financial statements. Below is a brief description of a portfolio company that is required to have supplemental disclosure incorporated in our financial statements in accordance with Regulation S-X section 4-08(g), along with summarized financial information.

Newtek Merchant Solutions, LLC

NMS markets credit and debit card processing services, check approval services and ancillary processing equipment and software to merchants who accept credit cards, debit cards, checks and other non-cash forms of payment.

The summarized financial information of our unconsolidated subsidiary is as follows:

Balance Sheets - Newtek Merchant Solutions, LLC	As of September 30, 2019	As of December 31, 2018
Current assets	$13,473	$16,044
Noncurrent assets	37,856	35,949
Total assets	$51,329	$51,993
Current liabilities	13,126	7,471
Noncurrent liabilities	29,141	31,660
Total liabilities	$42,267	$39,131
Total member’s equity	$9,062	$12,862

Statements of Income - Newtek Merchant Solutions, LLC	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Revenue	$30,770	$29,557	$94,409	$88,336
Expenses	27,793	26,903	84,215	80,364
Income from operations	$2,977	$2,654	$10,194	$7,972
Interest (expense) income, net	(169)	(368)	(661)	(1,330)
Income before tax	$2,808	$2,286	$9,533	$6,642

The Company recorded the following related to its investment in NMS:

	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Dividend income	$3,600	$1,900	$8,975	$5,400
Distribution in excess of basis (realized gain)	$1,600	$—	$1,600	$—
Unrealized appreciation	$—	$4,500	$5,000	$9,500

NOTE 16—SUBSEQUENT EVENTS:

Common Stock

From October 1, 2019 through November 11, 2019 the Company sold 370,015 shares of its common stock at a weighted average price of $21.87 per share under the 2019 ATM Equity Distribution Agreement. Proceeds, net of offering costs and expenses were $7,930,000. As of November 11, 2019, there were 2,337,725 shares of common stock available for sale under the 2019 ATM Equity Distribution Agreement.

Securitization Activity

On October 4, 2019,  the Company closed its tenth securitization which resulted in the transfer of $118,920,000 of unguaranteed portions of SBA loans to the 2019-1 Trust. The 2019-1 Trust in turn issued securitization notes for the par amount of $118,920,000, consisting of $93,540,000 of Class A notes and $25,380,000 Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is December 2044. The Class A and Class B notes bear interest at a rate of LIBOR plus 1.83% across both classes.

Newtek Business Services Corp. and Subsidiaries
Schedule of Investments In and Advances to Affiliates
Nine Months Ended September 30, 2019

Portfolio Company	Type of Investment (1)	Amount of Realized Gain (Loss)	Amount of Unrealized Appreciation (Depreciation)	Amount of Interest or Dividends Credited to Income (3)	Fair Value at December 31, 2018	Gross Additions (4)	Gross Reductions (5)	Fair Value at September 30, 2019
Advanced Cyber Security Systems, LLC	50% Membership Interest (2)	$—	$—	$—	$—	$—	$—	$—
	Term Loan (3%) (2)	—	—	—	—	—	—	—

Automated Merchant Services, Inc.	100% Common Stock (2)	—	—	—	—	—	—	—

CDS Business Services, Inc.	100% Common Stock (2)	—	—	—	5,000	—	—	5,000
	Line of Credit (Prime + 2.5%) (6)	—	—	306	5,000	360	(10)	5,350
	Term Loan (10%)			48	1,000	—	(1,000)	—

Newtek Technology Solutions, Inc.	100% Common Stock (2)	—	(1,500)	—	8,500	—	(1,500)	7,000
	Line of Credit (6.75%)	—	—	274	6,800	1,525	—	8,325

Newtek Insurance Agency, LLC	100% Membership Interest(2)	—	—	—	2,215	—	—	2,215

PMTWorks Payroll, LLC	100% Membership Interest(2)	—	(492)	—	—	492	(492)	—
	Term Loans (10%-12%)(2)	—	—	—	—	—	—	—

Small Business Lending, LLC	100% Membership Interest(2)	—	552	—	3,300	900	—	4,200
	Term Loan (10%)	—	—	13	—	400	—	400

banc-serv Partners, LLC	100% Membership Interest (2)	—	(286)	—	—	242	(242)	—

International Professional Marketing, Inc.	100% Common Stock	—	850	150	3,300	850	—	4,150
	Line of Credit (Prime + 0.5%)(6)	—	—	8	800	—	(800)	—

SIDCO, LLC	100% Membership Interest	—	(1,170)	650	7,820	—	(1,170)	6,650
	Line of Credit (Prime + 0.5%)(6)	—	—	5	175	—	(75)	100

Newtek Merchant Solutions, LLC	100% Membership Interest	—	5,000	8,975	116,250	5,000	—	121,250

Titanium Asset Management, LLC	100% Membership Interest(2)	—	—	—	—	—	—	—
	Term Loans (10%)(2)	—	—	—	—	900	—	900

Portfolio Company	Type of Investment (1)	Amount of Realized Gain (Loss)	Amount of Unrealized Appreciation (Depreciation)	Amount of Interest or Dividends Credited to Income (3)	Fair Value at December 31, 2018	Gross Additions (4)	Gross Reductions (5)	Fair Value at September 30, 2019

Newtek Business Lending, LLC	100% Membership Interest(2)	—	—	—	8,445	10,278	(2,700)	16,023

Newtek Conventional Lending, LLC	50% Membership Interest	—	920	428	—	13,090	—	13,090

Mobil Money, LLC	100% Membership Interest	—	—	275	2,980	—	—	2,980

POS on Cloud, LLC	50.1% Membership Interest	—	—	—	—	—	—	—
	Term Loan (10%)	—	—	4		775	—	775

Excel WebSolutions LLC	Term Loans (10%)(2)	—	—	—	—	—	—	—
	50% Membership Interest(2)	—	—	—	—	—	—	—

Total Controlled Investments		$—	$3,874	$11,136	$171,585	$34,812	$(7,989)	$198,408
Non-Control/Affiliate Investments
EMCAP Loan Holdings, LLC	6.04% Membership Interest	$—	$—	$86	$1,000	$—	$—	$1,000
Total Affiliate Investments		$—	$3,874	$11,222	$172,585	$34,812	$(7,989)	$199,408

This schedule should be read in connection with the Company’s Condensed Consolidated Financial Statements, including the Consolidated Schedule of Investments and Notes to the Condensed Consolidated Financial Statements.

(1) The principal amount and ownership detail as shown in the Company’s Consolidated Schedule of Investments.
(2) Represents non-income producing security.
(3) Represents the total amount of interest, fees or dividends credited to income for the period.
(4) Gross additions include increases in the cost basis of investments resulting from new portfolio investments, follow-on investments and the exchange of one or more existing securities for one or more new securities. Gross additions also include net increases in unrealized appreciation or net decreases in unrealized depreciation.
(5) Gross reductions include decreases in the cost basis of investments resulting from principal payments or sales and exchanges of one or more existing securities for one or more new securities. Gross reductions also include net increases in unrealized depreciation or net decreases in unrealized appreciation.
(6) Index based floating rate debt investments bear interest at rate of Prime plus a contractual spread which typically resets monthly. At September 30, 2019, the Prime rate was 5.00%.

ITEM 2. MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

Forward-Looking Statements

The matters discussed in this report, as well as in future oral and written statements by management of Newtek Business Services Corp., that are forward-looking statements are based on current management expectations that involve substantial risks and uncertainties which could cause actual results to differ materially from the results expressed in, or implied by, these forward-looking statements. Forward-looking statements relate to future events or our future financial performance. We generally identify forward-looking statements by terminology such as “may,” “will,” “should,” “expects,” “plans,” “anticipates,” “could,” “intends,” “target,” “projects,” “contemplates,” “believes,” “estimates,” “predicts,” “potential” or “continue” or the negative of these terms or other similar expressions. Important assumptions include our ability to originate new investments, achieve certain margins and levels of profitability, the availability of additional capital, and the ability to maintain certain debt to asset ratios. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this report should not be regarded as a representation by us that our plans or objectives will be achieved. The forward-looking statements contained in this report include statements as to:

•	our future operating results;

•	our business prospects and the prospects of our prospective portfolio companies;

•	the impact of investments that we expect to make;

•	our informal relationships with third parties;

•	the dependence of our future success on the general economy and its impact on the industries in which we invest;

•	our ability to access debt markets and equity markets;

•	the ability of our portfolio companies to achieve their objectives;

•	our expected financings and investments;

•	our regulatory structure and tax status;

•	our ability to operate as a BDC and a RIC;

•	our ability to maintain our license and PLP status under the SBA 7(a) program;

•	our ability to sell the guaranteed portions of SBA 7(a) loans at premiums;

•	the adequacy of our cash resources and working capital;

•	the timing of cash flows, if any, from the operations of our portfolio companies;

•	the timing, form and amount of any dividend distributions;

•	the impact of fluctuations in interest rates on our business;

•	the valuation of any investments in portfolio companies, particularly those having no liquid trading market; and

•	our ability to recover unrealized losses.

The following discussion should be read in conjunction with our condensed consolidated financial statements and related notes and other financial information appearing elsewhere in this report. In addition to historical information, the following discussion and other parts of this report contain forward-looking information that involves risks and uncertainties. Our actual results could differ materially from those anticipated by such forward-looking information due to the factors discussed under Item 1A-“Risk Factors” of Part II of this quarterly report on Form 10-Q, Item 1A-“Risk Factors” of our annual report on Form 10-K filed with the SEC on March 16, 2018 and under “Forward-Looking Statements” of this Item 2.
Executive Overview

We are a leading national non-bank lender and own and control certain portfolio companies under the Newtek® brand (our “controlled portfolio companies,” as defined below) that provide a wide range of business and financial solutions to SMBs. Newtek's and its portfolio companies’ business and financial solutions include: Business Lending, including origination of SBA 7(a), SBA 504 loans and conventional loans, Electronic Payment Processing, Managed Technology Solutions (Cloud Computing), Technology Consulting, eCommerce, Accounts Receivable and Inventory Financing, personal and commercial Insurance Services, Web Services, Data Backup, Storage and Retrieval, and Payroll and Benefits Solutions to SMB accounts nationwide across all industries. We have an established and reliable platform that is not limited by client size, industry type, or location. As a result, we believe we have a strong and diversified client base across every state in the U.S. and across a variety of different industries. In addition, we have developed a financial and technology based business model that enables us and our controlled portfolio companies to acquire and process our SMB clients in a very cost effective manner. This capability is supported in large part by NewTracker®, our patented prospect management technology software, which is similar to, but we believe better than, the system popularized by Salesforce.com. We believe that this technology and business model distinguishes us from our competitors.

We consolidate the following wholly-owned subsidiaries:

Newtek Small Business Finance, LLC
Newtek Asset Backed Securities, LLC
CCC Real Estate Holdings, LLC
The Whitestone Group, LLC
Wilshire Colorado Partners, LLC (1)
Wilshire DC Partners, LLC
Wilshire Holdings I, Inc.
Wilshire Louisiana BIDCO, LLC
Wilshire Louisiana Partners II, LLC
Wilshire Louisiana Partners III, LLC
Wilshire Louisiana Partners IV, LLC
Wilshire New York Advisers II, LLC
Wilshire New York Partners III, LLC
Wilshire Partners, LLC
Exponential Business Development Co., Inc.
Newtek Commercial Lending, Inc.
Newtek LSP Holdco, LLC
Newtek Business Services Holdco 1, Inc.
Newtek Business Services Holdco 2, Inc.
Newtek Business Services Holdco 3, Inc.
Newtek Business Services Holdco 4, Inc.
Newtek Business Services Holdco 5, Inc. (formerly Banc-Serv Acquisition, Inc.)
Newtek Business Services Holdco 6, Inc.
(1) Entity was merged into The Whitestone Group, LLC on December 31, 2018.

We are an internally-managed, closed-end, non-diversified investment company that has elected to be regulated as a BDC under the 1940 Act. In addition, for U.S. federal income tax purposes, we have elected to be treated as a RIC under the Code beginning with our 2015 tax year. As a BDC and a RIC, we are also subject to certain constraints, including limitations imposed by the 1940 Act and the Code. As a result, previously consolidated subsidiaries are now recorded as investments in controlled portfolio companies, at fair value. NSBF is a consolidated subsidiary and originates loans under the SBA's 7(a) loan program.

Our common shares are currently listed on the Nasdaq Global Market under the symbol “NEWT”.

NSBF has been granted PLP status and originates, sells and services SBA 7(a) loans and is authorized to place SBA guarantees on loans without seeking prior SBA review and approval. Being a national lender with PLP status allows NSBF to expedite the origination of loans since NSBF is not required to present applications to the SBA for concurrent review and approval. The loss of PLP status could adversely impact our marketing efforts and ultimately our loan origination volume which could negatively impact our results of operations.

As a BDC, our investment objective is to generate both current income and capital appreciation primarily through loans originated by our business finance platform and our equity investments in certain portfolio companies that we control.

We target our debt investments, which are principally made through our business finance platform under the SBA 7(a) program, to produce a coupon rate of prime plus 2.75% which enables us to generate rapid sales of guaranteed portions of SBA 7(a) loans in the secondary market. We typically structure our debt investments with the maximum seniority and collateral along with personal guarantees from portfolio company owners, in many cases collateralized by other assets including real estate. In most cases, our debt investment will be collateralized by a first lien on the assets of the portfolio company and a first or second lien on assets of guarantors, in both cases primarily real estate. All SBA loans are made with personal guarantees from any owner(s) of 20% or more of the portfolio company’s equity. The amount of new debt investments, particularly SBA 7(a) loans that we originate, will directly impact future investment income. In addition, future amounts of unrealized appreciation or depreciation on our investments, as well as the amount of realized gains or losses, will also fluctuate depending upon economic conditions and the performance of our investment portfolio. The changes in realized gains and losses and unrealized appreciation or depreciation could have a material impact on our operating results.

We typically structure our debt investments to include non-financial covenants that seek to minimize our risk of capital loss such as lien protection and prohibitions against change of control. Our debt investments have strong protections, including default penalties, information rights and, in some cases, board observation rights and affirmative, negative and financial covenants. Debt investments in portfolio companies, including the controlled portfolio companies, have historically and are expected to continue to comprise the majority of our overall investments in number and dollar volume.

While the vast majority of our investments have been structured as debt, we have in the past and expect in the future to make selective equity investments primarily as either strategic investments to enhance the integrated operating platform or, to a lesser degree, under the Capco programs. For investments in our controlled portfolio companies, we focus more on tailoring them to the long term growth needs of the companies than to return. Our objectives with these companies is to foster the development of the businesses as a part of the integrated operational platform of serving the SMB market, so we may reduce the burden on these companies to enable them to grow faster than they would otherwise and as another means of supporting their development.

We regularly engage in discussions with third parties with respect to various potential transactions. We may acquire an investment or a portfolio of investments or an entire company or sell a portion of our portfolio on an opportunistic basis. We, our subsidiaries, or our affiliates may also agree to manage certain other funds that invest in debt, equity or provide other financing or services to companies in a variety of industries for which we may earn management or other fees for our services. We may also invest in the equity of these funds, along with other third parties, from which we would seek to earn a return and/or future incentive allocations. Some of these transactions could be material to our business. Consummation of any such transaction will be subject to completion of due diligence, finalization of key business and financial terms (including price) and negotiation of final definitive documentation as well as a number of other factors and conditions including, without limitation, the approval of our board of directors and required regulatory or third-party consents and, in certain cases, the approval of our shareholders. Accordingly, there can be no assurance that any such transaction would be consummated. Any of these transactions or funds may require significant management resources either during the transaction phase or on an ongoing basis depending on the terms of the transaction.

Revenues

We generate revenue in the form of interest, dividend, servicing and other fee income on debt and equity investments. Our debt investments typically have terms of 10 to 25 years and bear interest at prime plus a margin. In some instances, we receive payments on our debt investments based on scheduled amortization of the outstanding balances. In addition, we receive repayments of some of our debt investments prior to their scheduled maturity date. The frequency or volume of these repayments fluctuates significantly from period to period. Our portfolio activity also reflects the proceeds of sales of securities. We receive servicing income related to the guaranteed portions of SBA investments which we originate and sell into the secondary market. These recurring fees are earned daily and recorded when earned. In addition, we may generate revenue in the form of packaging, prepayment, legal and late fees. We record such fees related to loans as other income. Dividends are recorded as dividend income on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income is recorded at the time dividends are declared. Distributions of earnings from portfolio companies are evaluated to determine if the distribution is income, return of capital or realized gain.

We recognize realized gains or losses on investments based on the difference between the net proceeds from the disposition and the cost basis of the investment without regard to unrealized gains or losses previously recognized. We record current period changes in fair value of investments and assets that are measured at fair value as a component of the net change in unrealized appreciation (depreciation) on investments or servicing assets, as appropriate, in the condensed consolidated statements of operations.

Expenses

Our primary operating expenses are salaries and benefits, interest expense, origination and servicing and other general and administrative costs, such as professional fees, marketing, referral fees, servicing costs and rent. Since we are an internally-managed BDC with no outside adviser or management company, the BDC incurs all the related costs to operate the Company.
Guarantees
The Company is a guarantor on the Sterling Receivable and Inventory Facility at NBCS. Maximum borrowings under the Sterling Receivable and Inventory Facility are $35,000,000. The Sterling Receivable and Inventory Facility matures in May 2022 and automatically renews annually. At September 30, 2019, total principal owed by NBCS was $23,749,000. In addition, the Company deposited $750,000 to collateralize the guarantee. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

The Company is a guarantor on the NBL Facility. Maximum borrowings under the NBL Facility are $75,000,000 with an accordion feature to increase maximum borrowings to $150,000,000. The NBL Facility matures in July 2021. At September 30, 2019, total principal owed by NBL was $18,418,000. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

The Company is a guarantor on the Webster Facility, a term loan facility between NMS with Webster Bank with an aggregate principal amount up to $50,000,000. The Webster Facility matures in November 2023. At September 30, 2019, total principal outstanding was $33,250,000. At September 30, 2019, the Company determined that it is not probable that payments would be required to be made under the guarantee.

Unfunded Commitments

At September 30, 2019, the Company had $5,656,000 of unfunded commitments in connection with its SBA 7(a) non-affiliate investments related to portions of loans originated which are partially funded. The Company will fund these commitments from the same sources it uses to fund its other investment commitments.

Loan Portfolio Asset Quality and Composition
The following tables set forth distributions of the Company’s SBA 7(a) loan portfolio at September 30, 2019 and December 31, 2018, respectively, in thousands. The tables include loans in which NSBF owns 100% as a result of NSBF originating the loan and subsequently repurchasing the guaranteed portion from the SBA. The total of 100% NSBF-owned loans at September 30, 2019 and December 31, 2018 is $11,448,000 and $11,605,000, respectively.
Distribution by Business Type

As of September 30, 2019
Business Type	# of Loans	Balance	Average Balance	% of Balance
Existing Business	1,772	$322,959	$182	81.2%
Business Acquisition	262	54,360	207	13.7%
Start-Up Business	214	20,425	96	5.1%
Total	2,248	$397,745	$177	100.0%

As of December 31, 2018
Business Type	# of Loans	Balance	Average Balance	% of Balance
Existing Business	1,556	$292,200	$188	82.2%
Business Acquisition	233	47,333	203	13.3%
Start-Up Business	171	16,056	94	4.5%
Total	1,960	$355,589	$181	100.0%

Distribution by Borrower Credit Score

September 30, 2019
Credit Score	# of Loans	Balance	Average Balance	% of Balance
500 to 550	22	$4,468	$203	1.1%
551 to 600	66	16,515	250	4.2%
601 to 650	326	66,386	204	16.7%
651 to 700	686	116,393	170	29.3%
701 to 750	670	114,188	170	28.7%
751 to 800	411	72,547	177	18.2%
801 to 850	62	7,120	115	1.8%
Not available	5	128	26	—%
Total	2,248	$397,745	$177	100.0%

December 31, 2018
Credit Score	# of Loans	Aggregate Balance	Average Balance	% of Balance
500 to 550	22	$4,332	$197	1.2%
551 to 600	65	16,739	258	4.7%
601 to 650	285	58,269	204	16.4%
651 to 700	592	107,359	181	30.2%
701 to 750	569	97,117	171	27.3%
751 to 800	367	65,324	178	18.4%
801 to 850	53	5,634	106	1.6%
Not available	7	815	116	0.2%
Total	1,960	$355,589	$181	100.0%
Distribution by Primary Collateral Type

September 30, 2019
Collateral Type	# of Loans	Balance	Average Balance	% of Balance
Commercial Real Estate	929	$212,913	$229	53.5%
Machinery and Equipment	392	75,677	193	19.0%
Residential Real Estate	470	38,145	81	9.6%
Accounts Receivable and Inventory	225	33,341	148	8.4%
Other	101	30,054	298	7.6%
Unsecured	95	4,471	47	1.1%
Furniture and Fixtures	24	2,385	99	0.6%
Liquid Assets	12	758	63	0.2%
Total (1)	2,248	$397,745	$177	100.0%

December 31, 2018
Collateral Type	# of Loans	Aggregate Balance	Average Balance	% of Balance
Commercial Real Estate	867	$195,908	$226	55.1%
Machinery and Equipment	343	66,099	193	18.6%
Residential Real Estate	401	32,285	81	9.1%
Other	93	30,703	330	8.6%
Accounts Receivable and Inventory	182	26,456	145	7.4%
Liquid Assets	11	511	46	0.1%
Unsecured	40	1,070	27	0.3%
Furniture and Fixtures	23	2,557	111	0.8%
Total	1,960	$355,589	$181	100.0%
Distribution by Days Delinquent

September 30, 2019
Delinquency Status	# of Loans	Balance	Average Balance	% of Balance
Current	1,971	322,588	164	81.1%
31 to 60 days	45	11,888	264	3.0%
61 to 90 days	—	—	—	—%
91 days or greater	232	63,269	273	15.9%
Total (1)	2,248	$397,745	$177	100.0%

December 31, 2018
Delinquency Status	# of Loans	Aggregate Balance	Average Balance	% of Balance
Current	1,771	$305,192	$172	85.8%
31 to 60 days	38	8,044	212	2.3%
61 to 90 days	—	—	—	—%
91 days or greater	151	42,353	280	11.9%
Total (1)	1,960	$355,589	$181	100.0%

Consolidated Results of Operations

As a BDC and a RIC, we are subject to certain constraints on our operations, including limitations imposed by the 1940 Act and the Code.
Comparison of the three months ended September 30, 2019 and 2018
Investment Income

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Investment income:
Interest income	$7,691	$6,129	$1,562
Dividend income	4,555	2,951	1,604
Servicing income	2,542	2,177	365
Other income	1,233	1,128	105
Total investment income	$16,021	$12,385	$3,636

Interest Income
The increase in interest income was attributable to the average outstanding performing portfolio of SBA non-affiliate investments increasing to $346,037,000 from $286,726,000 for the three months ended September 30, 2019 and 2018, respectively, combined with an increase in the Prime Rate from 5.00% to 5.20% over the twelve month period. The increase in the average outstanding performing portfolio resulted from the origination of new SBA non-affiliate investments period over period. We also recognized an additional $449,000 of interest income period over period from holding SBA guaranteed loans.
Dividend Income

Dividend income is dependent on portfolio company earnings. Current quarter dividend income may not be indicative of future period dividend income. Dividend income was earned from the following portfolio companies for the three months ended September 30, 2019 and 2018:

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Newtek Merchant Solutions, LLC (NMS)	$3,600	$1,900	$1,700
Premier Payments LLC (1)	—	550	(550)
International Professional Marketing, Inc.	150	—	150
SIDCO, LLC	250	375	(125)
Mobil Money, LLC	100	100	—
Newtek Commercial Lending, LLC	428	—	428
EMCAP Loan Holdings, LLC	27	26	1
Total dividend income	$4,555	$2,951	$1,604
(1)On December 31, 2018, Premier was merged into NMS.
NSBF Servicing Portfolio and Related Servicing Income
The following table represents the NSBF originated servicing portfolio and servicing income earned for the three months ended September 30, 2019 and 2018:

(in thousands):	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Total NSBF originated servicing portfolio (1)	$1,670,172	$1,408,181	$261,991
Total servicing income earned	$2,542	$2,177	$365
(1) Of this amount, the total average NSBF originated portfolio earning servicing income was $1,197,912,685 and $996,554,000 for the three months ended September 30, 2019 and 2018, respectively.
The increase in servicing income was attributable to the increase in total portfolio investments for which we earn servicing income. The portfolio earning servicing income increased $201,358,685 period over period. The increase was attributable to an increase in SBA 7(a) non-affiliate investments period over period.

Expenses:

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Salaries and benefits	$3,587	$5,469	$(1,882)
Interest	5,476	4,110	1,366
Depreciation and amortization	125	122	3
Professional fees	1,215	642	573
Origination and servicing	2,134	1,983	151
Origination and servicing - related party	2,060	—	2,060
Change in fair value of contingent consideration liabilities	9	6	3
Other general and administrative costs	1,697	1,499	198
Total expenses	$16,554	$13,831	$2,723
Salaries and Benefits
As discussed below, the decrease in salaries and benefits was the result of certain NSBF employees being hired by SBL. SBL is a lender service provider that, effective January 1, 2019, provides NSBF with loan origination and servicing functions performed by its employees. As a result, costs related to these employees previously included in salaries and benefits, are included in origination and servicing - related party.
Interest Expense
The following is a summary of interest expense by facility for the three months ended September 30, 2019 and 2018:

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Notes payable - Securitization Trusts	$2,497	$1,976	$522
Bank notes payable	931	549	382
Notes due 2022	66	177	(111)
Notes due 2023	1,017	1,047	(29)
Notes due 2024	696	—	696
Notes payable - related parties	269	356	(88)
Other	—	5	(5)
Total interest expense	$5,476	$4,110	$1,366

The increase in interest expense period over period is primarily related to interest from the Notes payable - Securitization Trusts, and Bank notes payable. The increase from Notes payable - Securitization Trusts was the result of an additional securitization transaction completed in November 2018. The increase in interest expense from Bank Notes payable was related to an increase in the average outstanding balance period over period. During the three months ended September 30, 2019, we recognized $696,000 of interest expense related to the 2024 Notes offset by a reduction of interest expense related to our redemption of the 2022 Notes.

During the three months ended September 30, 2019, we redeemed all $8,324,000 in aggregate principal amount of the 2022 Notes at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon. As a result, we recorded loss on extinguishment of debt of $251,000.

Origination and Servicing - Related Party

The increase in origination and servicing expenses was attributed to $2,060,000 of origination and servicing costs incurred from SBL. Effective January 1, 2019, certain employees performing origination and servicing functions were hired by SBL. As a result, costs related to these employees previously included in salaries and benefits, are included in origination and servicing - related party.

Net Realized Gains and Net Unrealized Appreciation and Depreciation

Net realized gains from SBA non-affiliate investments for the three months ended September 30, 2019 and 2018 were $10,865,000 and $10,554,000, respectively, which included realized losses of $838,000 and $806,000, respectively.

Net Realized Gains on SBA Non-Affiliate Investments

	Three Months Ended
	September 30, 2019		September 30, 2018
	# of Debt Investments	$ Amount (in thousands)	# of Debt Investments	$ Amount (in thousands)
SBA non-affiliate investments originated during the quarter	148	$114,342	142	$122,365
SBA guaranteed non-affiliate investments sold during the quarter	147	$89,060	161	$100,647
Realized gains recognized on sale of SBA guaranteed non-affiliate investments	—	$11,703	—	$11,360
Average sale price as a percent of principal balance (1)	—	111.49%	—	109.29%
(1) Realized gains greater than 110.00% must be split 50/50 with the SBA in accordance with SBA regulations. The realized gains recognized above reflects amounts net of split with the SBA.

Net Realized Gains on Controlled Investments

During the three months ended September 30, 2019, realized gains on controlled investments were $1,600,000 and represent distributions in excess of our cost basis from NMS.

Net Unrealized Appreciation (Depreciation) on Investments

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Net unrealized depreciation on SBA guaranteed non-affiliate investments	$(209)	$(1,177)	$968
Net unrealized (depreciation) appreciation on SBA unguaranteed non-affiliate investments	(14)	4,057	(4,071)
Net unrealized appreciation on controlled investments	957	1,659	(702)
Change in deferred taxes	(27)	(444)	417
Total net unrealized appreciation on investments	$707	$4,095	$(3,388)

Net unrealized appreciation (depreciation) on SBA guaranteed non-affiliate investments relates to guaranteed portions of SBA debt investments made which the Company sells into a secondary market. Unrealized appreciation of SBA guaranteed investments represents the fair value adjustment of guaranteed portions of loans which have not yet been sold. Unrealized depreciation represents the reversal of unrealized appreciation when the SBA 7(a) loans are sold.

Net Unrealized Appreciation (Depreciation) on Controlled Investments

Unrealized appreciation (depreciation) was derived from the following portfolio companies for the three months ended September 30, 2019 and 2018:

(in thousands)	Three Months Ended September 30, 2019	Three Months Ended September 30, 2018	Change
Newtek Merchant Solutions, LLC (NMS)	$—	$4,500	$(4,500)
Newtek Technology Solutions, Inc.	—	(2,200)	2,200
CDS Business Services, Inc.	—	(3,000)	3,000
International Professional Marketing, Inc.	250	(700)	950
SIDCO, LLC	(250)	700	(950)
PMTWorks Payroll, LLC	(155)	(111)	(44)
banc-serv Partners, LLC (BSP)	—	(348)	348
Small Business Lending, LLC	252	—	252
Newtek Insurance Agency, LLC	—	(70)	70
Newtek Business Lending, LLC	—	3,000	(3,000)
Newtek Conventional Lending, LLC	860	—	860
Excel WebSolutions, LLC	—	(112)	112
Total net unrealized appreciation on controlled investments	$957	$1,659	$(702)

Provision for Deferred Taxes on Unrealized Appreciation of Investments

Certain consolidated subsidiaries of ours are subject to U.S. federal and state income taxes. These taxable subsidiaries are not consolidated with the Company for income tax purposes, but are consolidated for GAAP purposes, and may generate income tax liabilities or assets from temporary differences in the recognition of items for financial reporting and income tax purposes at the subsidiaries. During the three months ended September 30, 2019 and 2018, we recognized a provision for deferred taxes of $27,000 and $444,000, respectively, related to the net unrealized appreciation and depreciation of controlled portfolio company investments.

Comparison of the nine months ended September 30, 2019 and 2018
Investment Income

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Investment income:
Interest income	$22,178	$17,155	$5,023
Dividend income	10,564	8,161	2,403
Servicing income	7,473	6,250	1,223
Other income	3,720	3,191	529
Total investment income	$43,935	$34,757	$9,178
Interest Income
The increase in interest income was attributable to the average outstanding performing portfolio of SBA non-affiliate investments increasing to $332,476,000 from $276,256,000 for the nine months ended September 30, 2019 and 2018, respectively, combined with an increase in the Prime Rate from 5.25% to 5.50% over the twelve month period. The increase in the average outstanding performing portfolio resulted from the origination of new SBA non-affiliate investments period over period. We also recognized an additional $668,000 of interest income period over period from holding SBA guaranteed loans.

Dividend Income

Dividend income is dependent on portfolio company earnings. Current year dividend income may not be indicative of future period dividend income. Dividend income was earned from the following portfolio companies for the nine months ended September 30, 2019 and 2018:

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Newtek Merchant Solutions, LLC (NMS)	$8,975	$5,400	$3,575
Premier Payments LLC (1)	—	1,350	(1,350)
International Professional Marketing, Inc.	150	125	25
SIDCO, LLC	650	875	(225)
United Capital Source LLC (UCS)	—	275	(275)
banc-serv Partners, LLC	—	—	—
Mobil Money, LLC	275	100	175
Newtek Conventional Lending, LLC	428	—	428
EMCAP Loan Holdings, LLC	86	36	50
Total dividend income	$10,564	$8,161	$2,403
(1)On December 31, 2018, Premier was merged into NMS.
NSBF Servicing Portfolio and Related Servicing Income
The following table represents the NSBF originated servicing portfolio and servicing income earned for the nine months ended September 30, 2019 and 2018:

(in thousands):	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Total NSBF originated servicing portfolio (1)	$1,670,172	$1,408,181	$261,991
Total servicing income earned	$7,473	$6,250	$1,223
(1) Of this amount, the total average NSBF originated portfolio earning servicing income was $1,156,149,000 and $951,278,000 for the nine months ended September 30, 2019 and 2018, respectively.
The increase in servicing income was attributable to the increase in total portfolio investments for which we earn servicing income. The portfolio earning servicing income increased $204,871,000 period over period. The increase was attributable to an increase in SBA 7(a) non-affiliate investments period over period.

Other Income

Other income relates primarily to legal, packaging, prepayment, and late fees earned from SBA 7(a) loans. The increase was related to an increase in legal, prepayment and packaging fees earned as a result of the larger dollar volume of loans originated.

Expenses:

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Salaries and benefits	$10,659	$15,559	$(4,900)
Interest	14,923	11,414	3,509
Depreciation and amortization	378	358	20
Professional fees	2,842	2,169	673
Origination and servicing	5,915	5,756	159
Origination and servicing - related party	6,719	—	6,719
Change in fair value of contingent consideration liabilities	64	23	41
Loss on extinguishment of debt	251	1,059	(808)
Other general and administrative costs	4,782	4,872	(90)
Total expenses	$46,532	$41,210	$5,323
Salaries and Benefits

As discussed below, the decrease in salaries and benefits was the result of certain NSBF employees being hired by SBL. SBL is a lender service provider that, effective January 1, 2019, provides NSBF with loan origination and servicing functions performed by its employees. As a result, costs related to these employees previously included in salaries and benefits, are included in origination and servicing - related party.
Interest Expense
The following is a summary of interest expense by facility for the nine months ended September 30, 2019 and 2018:

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Notes payable - Securitization Trusts	$8,172	$6,066	$2,106
Bank notes payable	1,839	919	920
Notes due 2022	419	530	(111)
Notes due 2021	—	718	(718)
Notes due 2023	3,048	2,466	582
Notes due 2024	696	—	696
Notes payable - related parties	742	700	42
Other	7	15	(8)
Total interest expense	$14,923	$11,414	$3,509

The increase in interest expense period over period is primarily related to interest from the Notes payable - Securitization Trusts, Bank notes payable, 2023 Notes and 2024 Notes. The increase from Notes payable - Securitization Trusts was the result of an additional securitization transaction completed in November 2018. We recognized $3,048,000 of interest expense attributable to the 2023 Notes which represented a full period of interest as compared to partial period of interest during the nine months ended September 30, 2018. We recognized $696,000 interest expense related to the 2024 Notes offset by a reduction of interest expense related to our redemption of the 2022 Notes. These increases were offset by the decrease in interest expense related the 2021 Notes of $718,000 as a result of our redemption of the 2021 Notes in March 2018 and issuance of $57,500,000 of 2023 Notes. The increase in interest expense from Bank Notes payable was related to an increase in the average outstanding balance period over period.

During the nine months ended September 30, 2018, we redeemed all $40,250,000 in aggregate principal amount of the 2021 Notes at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon. As a result, we recorded loss on extinguishment of debt of $1,059,000.

During the nine months ended September 30, 2019, we redeemed all $8,324,000 in aggregate principal amount of the 2022 Notes at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon. As a result, we recorded loss on extinguishment of debt of $251,000.

Origination and Servicing - Related Party

The increase in origination and servicing expenses was attributed to $6,719,000 of origination and servicing costs incurred from SBL. Effective January 1, 2019, certain employees performing origination and servicing functions were hired by SBL. As a result, costs related to these employees previously included in salaries and benefits, are included in origination and servicing - related party.
Net Realized Gains and Net Unrealized Appreciation and Depreciation

Net realized gains from SBA non-affiliate investments for the nine months ended September 30, 2019 and 2018 were $32,260,000 and $30,754,000, respectively, which included realized losses of $2,211,000 and $1,751,000, respectively.

Net Realized Gains on SBA Non-Affiliate Investments

	Nine Months Ended
	September 30, 2019		September 30, 2018
	# of Debt Investments	$ Amount (in thousands)	# of Debt Investments	$ Amount (in thousands)
SBA non-affiliate investments originated during the quarter	444	$334,722	398	$320,177
SBA guaranteed non-affiliate investments sold during the quarter	434	$259,122	405	$251,892
Realized gains recognized on sale of SBA guaranteed non-affiliate investments	—	$34,471	—	$32,505
Average sale price as a percent of principal balance (1)	—	111.38%	—	110.76%
(1) Realized gains greater than 110.00% must be split 50/50 with the SBA in accordance with SBA regulations. The realized gains recognized above reflects amounts net of split with the SBA.

Net Realized Gains on Controlled Investments

During the nine months ended September 30, 2019, realized gains on controlled investments were $1,600,000 and represent distributions in excess of our cost basis from NMS.

Net Unrealized Appreciation (Depreciation) on Investments

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Net unrealized depreciation on SBA guaranteed non-affiliate investments	$(521)	$(1,352)	$831
Net unrealized (depreciation) appreciation on SBA unguaranteed non-affiliate investments	(1,957)	6,751	(8,708)
Net unrealized appreciation on controlled investments	3,874	1,579	2,295
Change in deferred taxes	(792)	(417)	(375)
Total net unrealized appreciation on investments	$604	$6,561	$(5,957)

Net unrealized appreciation (depreciation) on SBA guaranteed non-affiliate investments relates to guaranteed portions of SBA debt investments made which the Company sells into a secondary market. Unrealized appreciation of SBA guaranteed investments represents the fair value adjustment of guaranteed portions of loans which have not yet been sold. Unrealized depreciation represents the reversal of unrealized appreciation when the SBA 7(a) loans are sold.

Net Unrealized Appreciation (Depreciation) on Controlled Investments

Unrealized appreciation (depreciation) was derived from the following portfolio companies for the nine months ended September 30, 2019 and 2018:

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018	Change
Newtek Merchant Solutions, LLC (NMS)	$5,000	$4,500	$500
Newtek Technology Solutions, Inc. (NTS)	(1,500)	(2,200)	700
CDS Business Services, Inc.	—	(3,000)	3,000
International Professional Marketing, Inc.	850	(700)	1,550
SIDCO, LLC	(1,170)	700	(1,870)
PMTWorks Payroll, LLC	(492)	(111)	(381)
banc-serv Partners, LLC (BSP)	(286)	(348)	62
Small Business Lending, LLC	552	—	552
Newtek Insurance Agency, LLC	—	(70)	70
Newtek Business Lending, LLC	—	3,000	(3,000)
Newtek Conventional Lending, LLC	920	—	920
Excel WebSolutions, LLC	—	(112)	112
Total net unrealized appreciation on controlled investments	$3,874	$1,659	$2,215

Provision for Deferred Taxes on Unrealized Appreciation of Investments

Certain consolidated subsidiaries of ours are subject to U.S. federal and state income taxes. These taxable subsidiaries are not consolidated with the Company for income tax purposes, but are consolidated for GAAP purposes, and may generate income tax liabilities or assets from temporary differences in the recognition of items for financial reporting and income tax purposes at the subsidiaries. During the nine months ended September 30, 2019 and 2018, we recognized a provision for deferred taxes of $792,000 and $417,000 related to the net unrealized appreciation of controlled portfolio company investments, respectively.

Liquidity and Capital Resources
Overview

Our liquidity and capital resources are derived from our Capital One Facility, Notes payable - related parties, 2023 Notes, 2024 Notes, securitization transactions and cash flows from operations, including investment sales and repayments, and income earned. Our primary use of funds from operations includes investments in portfolio companies and payments of fees and other operating expenses we incur. We have used, and expect to continue to use, our borrowings and the proceeds from the turnover of our portfolio and from public and private offerings of securities to finance our investment objectives. We may raise additional equity or debt capital through both registered offerings off a shelf registration, including “at-the-market”, or ATM, and private offerings of securities. As of September 30, 2019, our asset coverage was 175% based on $398,586,000 of aggregate principal amount of senior securities outstanding. On April 27, 2018, we announced that our Board, including a “required majority” (as such term is defined in Section 57(o) of the 1940 Act) of the Board, approved a proposal to reduce our asset coverage requirement as set forth in Section 61(a)(2) of the 1940 Act, from 200% to 150%, pursuant to recent modifications included in the Small Business Credit Availability Act. Such change would have been effective April 27, 2019. However, on July 26, 2018, our stockholders approved a proposal to reduce our asset coverage requirement to 150%, effective July 27, 2018.

Public Offerings

ATM Program

The 2017 ATM Equity Distribution Agreement provided that we may offer and sell up to 4,400,000 shares of common stock from time to time through the placement agents. From inception through September 30, 2019, we sold 1,618,375 shares of our common stock at a weighted average price of $18.07 per share. Proceeds, net of offering costs and expenses were $28,466,000 .

On July 8, 2019, the Company gave notice to terminate the 2017 ATM Equity Distribution Agreement, with such termination effective as of July 9, 2019.

On July 10, 2019, the Company entered into the 2019 ATM Equity Distribution Agreement. The 2019 ATM Equity Distribution Agreement provides that the Company may offer and sell up to 3,000,000 shares of common stock from time to time through the placement agents. From inception through September 30, 2019, we sold 292,260 shares of our common stock at a weighted average price of $22.66 per share. Proceeds, net of offering costs and expenses were $6,489,000.

We used the net proceeds for funding investments in debt and equity securities in accordance with our investment objective and strategies and for general corporate purposes including funding investments, repaying outstanding indebtedness and other general corporate purposes.

As of September 30, 2019, there were 2,707,740 shares of common stock available for sale under the 2019 ATM Equity Distribution Agreement.

Debt Offerings

In July 2019, the Company and the Trustee entered into the Fourth Supplemental Indenture to the Base Indenture between the Company and the Trustee, relating to the Company’s issuance, offer and sale of $55,000,000 aggregate principal amount of 5.75% Notes due 2024. The Company granted an overallotment option of up to $8,250,000 in aggregate principal amount of the 2024 Notes. The sale of the 2024 Notes generated proceeds of approximately $53,186,000, net of underwriter's fees and expenses. In July 20189 the underwriters exercised their option to purchase $8,250,000 in aggregate principal amount of 2024 Notes for an additional $8,003,000 in net proceeds. The 2024 Notes are the Company’s direct unsecured obligations and rank: (i) pari passu with the Company’s other outstanding and future unsecured indebtedness; (ii) senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the 2024 Notes; (iii) effectively subordinated to all the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and (iv) structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries.

The 2024 Notes will mature on August 1, 2024 and may be redeemed in whole or in part at the Company’s option at any time or from time to time on or after August 1, 2021, at a redemption price of 100% of the outstanding principal amount thereof plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to but not including the date fixed for redemption. The 2024 Notes bear interest at a rate of 5.75% per year payable quarterly on February 1, May 1, August 1, and November 1 of each year, commencing on November 1, 2019, and trade on the Nasdaq Global Market under the trading symbol “NEWTL.” At September 30, 2019, the Company was in compliance with all covenants related to the 2024 Notes.

In February 2018, the Company and the Trustee entered into the Third Supplemental Indenture to the Base Indenture between the Company and the Trustee, relating to the Company’s issuance, offer and sale of $50,000,000 aggregate principal amount of 6.25% Notes due 2023. The Company granted an overallotment option of up to $7,500,000 in aggregate principal amount of the 2023 Notes. The sale of the Notes generated proceeds of approximately $47,901,000, net of underwriter's fees and expenses. In February 2018, the underwriters exercised their option to purchase $7,500,000 in aggregate principal amount of notes for an additional $7,275,000 in net proceeds. The 2023 Notes are the Company’s direct unsecured obligations and rank: (i) pari passu with the Company’s other outstanding and future unsecured indebtedness; (ii) senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the 2023 Notes; (iii) effectively subordinated to all the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and (iv) structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries.

The 2023 Notes will mature on March 1, 2023 and may be redeemed in whole or in part at the Company’s option at any time or from time to time on or after March 1, 2020, at a redemption price of 100% of the outstanding principal amount thereof plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to but not including the date fixed for redemption. The 2023 Notes bear interest at a rate of 6.25% per year payable quarterly on March 1, June 1, September 1, and December 1 of each year, commencing on June 1, 2018, and trade on the Nasdaq Global Market under the trading symbol “NEWTI.”

The Base Indenture, as supplemented by the Third Supplemental Indenture, contains certain covenants including covenants requiring the Company to comply with (regardless of whether it is subject to) the asset coverage requirements set forth in Section 18(a)(1)(A) of the 1940 Act as modified by Section 61(a) of the 1940 Act (or any successor provisions), to comply with

(regardless of whether it is subject to) the restrictions on dividends, distributions and purchase of capital stock set forth in Section 18(a)(1)(B) of the 1940 Act as modified by Section 61(a) of the 1940 Act and to provide financial information to the holders of the 2023 Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the Base Indenture, as supplemented by the First Supplemental Indenture. The Base Indenture provides for customary events of default and further provides that the Trustee or the holders of 25% in aggregate principal amount of the outstanding 2023 Notes may declare such 2023 Notes immediately due and payable upon the occurrence of any event of default after expiration of any applicable grace period. At September 30, 2019, the Company was in compliance with all covenants related to the 2023 Notes.

In April 2016, the Company and the Trustee, entered into the Second Supplemental Indenture to the Base Indenture between the Company and the Trustee, relating to the Company’s issuance, offer and sale of $35,000,000 aggregate principal amount of 7.0% Notes due 2021. The Company granted an overallotment option of up to $5,250,000 in aggregate principal amount of the 2021 Notes. The sale of the Notes generated proceeds of approximately $33,750,000, net of underwriter's fees and expenses. In May 2016, the underwriters exercised their option to purchase $5,250,000 in aggregate principal amount of notes for an additional $5,066,000 in net proceeds. The 2021 Notes are the Company’s direct unsecured obligations and rank: (i) pari passu with the Company’s other outstanding and future unsecured indebtedness; (ii) senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the 2021 Notes; (iii) effectively subordinated to all the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and (iv) structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries.

On March 22, 2018, the Company redeemed all $40,250,000 in aggregate principal amount of the 2021 Notes at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon from December 31, 2017, through, but excluding, the Redemption Date.

In September 2015, the Company and the Trustee entered into the Base Indenture and the First Supplemental Indenture relating to the Company's issuance, offer, and sale of $8,324,000, including the underwriter's partial exercise of their over-allotment option, in aggregate principal amount of the 7.5% Notes due 2022. The 2022 Notes are the Company’s direct unsecured obligations and rank: (i) pari passu with the Company’s other outstanding and future unsecured indebtedness; (ii) senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the 2022 Notes; (iii) effectively subordinated to all the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and (iv) structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries.

On August 29, 2019, the Company redeemed all $8,324,000 in aggregate principal amount of the Notes on the redemption date of August 29, 2019 at 100% of their principal amount ($25 per Note), plus the accrued and unpaid interest thereon from July 1, 2019, through, but excluding, the redemption date.

Capital One Facilities

In May 2017, NSBF amended its Capital One facility to increase the facility from $50,000,000 to $100,000,000 and reduce the interest rate. The facility was amended again in June 2018 and the portion of the facility collateralized by the government guaranteed portion of SBA 7(a) loans, was reduced to Prime minus 0.75% (previously Prime minus 0.25%). The interest rate on the portion of the facility, collateralized by the non-guaranteed portion of SBA 7(a) loans, was reduced to Prime plus 0.25% (previously Prime plus 0.75%). The facility provides for a 55% advance rate on the non-guaranteed portions of the SBA 7(a) loans NSBF originates, and a 90% advance rate on the guaranteed portions of SBA 7(a) loans NSBF originates. In addition, the amendment extended the date on which the facility will convert to a term loan from May 16, 2017 to May 11, 2020 and extended the maturity date of the facility to May 11, 2022. In June 2019, the facility was increased from $100,000,000 to $150,000,000.

At September 30, 2019, there was $66,542,000 and $18,400,000 outstanding under the unguaranteed and guaranteed lines of credit, respectively. At September 30, 2019, we were in full compliance with all applicable loan covenants.

Notes Payable - Related Parties

In June 2015, the Company entered into the Related Party RLOC with certain controlled portfolio companies. Maximum borrowings under the Related Party RLOC were $38,000,000.

In June 2017, the Related Party RLOC was amended to increase maximum borrowings to $50,000,000. The outstanding balance had an interest rate equal to 1 month LIBOR (with a floor of 0.50%) plus 6.0% or at a rate equal to the greater of the Prime Rate or 3.5% plus 5.0%. In November 2018, the Related Party RLOC was amended to reduce the interest rate to the lesser of 1 month LIBOR plus 2.5% or the Prime Rate plus 1.5%.

At September 30, 2019, the Related Party RLOC interest rate was 4.71%. The Related Party RLOC has a maturity date of November 8, 2023. Outstanding borrowings due to NMS at September 30, 2019 were $20,663,000.

Securitization Transactions

Since 2010, NSBF has engaged in securitizations of the unguaranteed portions of its SBA 7(a) loans. In the securitization, it uses a special purpose entity (the “Trust”) which is considered a variable interest entity. Applying the consolidation requirements for VIEs under the accounting rules in ASC Topic 860, Transfers and Servicing, and ASC Topic 810, Consolidation, which became effective January 1, 2010, the Company determined that as the primary beneficiary of the securitization vehicle, based on its power to direct activities through its role as servicer for the Trust and its obligation to absorb losses and right to receive benefits, it needed to consolidate the Trusts. NSBF therefore consolidated the entity using the carrying amounts of the Trust’s assets and liabilities. NSBF reflects the assets in SBA Unguaranteed Non-Affiliate Investments and reflects the associated financing in Notes Payable - Securitization trusts on the Condensed Consolidated Statements of Assets and Liabilities.

In November 2016, NSBF completed its seventh securitization which resulted in the transfer of $56,073,000 of unguaranteed portions of SBA loans to the 2016-1 Trust.  The 2016-1 Trust in turn issued securitization notes for the par amount of $53,444,000, consisting of $43,632,000 Class A notes and $9,812,000 of Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB+” rating by S&P, respectively, and the final maturity date of the notes is February 2042. The Class A and Class B notes bear interest at a rate of 1 month LIBOR plus 3.0% and 4.25%, respectively.

In December 2017, NSBF completed its eighth securitization which resulted in the transfer of $76,188,000 of unguaranteed portions of SBA loans to the 2017-1 Trust.  The 2017-1 Trust in turn issued securitization notes for the par amount of $75,426,000, consisting of $58,111,000 Class A notes and $17,315,000 of Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is February 2043. The Class A and Class B notes bear interest at a rate of 1 month LIBOR plus 2.0% and 3.0%, respectively.

In October 2018, the 2013-1 Trust was terminated as a result of NSBF purchasing the 2013-1 Trust assets, with the 2013-1 Trust’s noteholders receiving the redemption price. Certain of the 2013-1 Trust’s assets were subsequently transferred to the 2018-1 Trust.

In November 2018, NSBF completed its ninth securitization which resulted in the transfer of $108,551,000 of unguaranteed portions of SBA loans to the 2018-1 Trust. The 2018-1 Trust in turn issued securitization notes for the par amount of $108,551,000, consisting of $82,876,000 Class A notes and $25,675,000 of Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is February 2044.

In March 2019, the 2010-1 Trust was terminated as a result of NSBF purchasing the 2010-1 Trust assets, with the 2010-1 Trust’s noteholders receiving the redemption price.

In July 2019, the 2014-1 Trust was terminated as a result of NSBF purchasing the 2014-1 Trust assets, with the 2014-1 Trust’s noteholders receiving the redemption price.

In October 2019, NSBF completed its tenth securitization which resulted in the transfer of $118,920,000 of unguaranteed portions of SBA loans to the 2019-1 Trust, The 2019-1 Trust in turn issued securitization notes for the par amount of $118,920,000, consisting of $93,540,000 of Class A notes and $25,380,000 Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is December 2044. The Class A and Class B notes bear interest at a rate of LIBOR plus 1.83% across both classes.

Cash Flows and Liquidity
As of September 30, 2019, the Company’s unused sources of liquidity consisted of $22,676,000 available through the Capital One facility; $19,662,000 available through notes payable with related parties; $3,596,000 in unrestricted cash and $9,000 in money market funds.

Restricted cash of $24,151,000 as of September 30, 2019 is primarily held by NSBF. The majority, or $23,399,000 of restricted cash includes reserves in the event payments are insufficient to cover interest and/or principal with respect to securitizations and loan principal and interest collected which are due to loan participants.

The Company generated and used cash as follows:

(in thousands)	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Net cash used in operating activities	$(45,675)	$(49,544)
Net cash used in investing activities	(127)	(454)
Net cash provided by financing activities	42,196	59,624
Net (decrease) increase in cash and restricted cash	(3,606)	9,626
Cash and restricted cash, beginning of period	31,350	20,538
Cash and restricted cash, end of period	$27,747	$30,164
During the nine months ended September 30, 2019, operating activities used cash of $45,675,000, consisting primarily of (i)  $334,722,000 of SBA 7(a) loan investments funded and (ii) $27,534,000 of investments in controlled portfolio companies including a $12,170,000 investment in in NCL and a $10,278,000 investment in NBL.
These decreases were offset by (i) $293,594,000 of proceeds from the sale of SBA 7(a) guaranteed loan investments, (ii)$36,183,000 of principal payments received from SBA non-affiliate investments, and (iii) a $8,131,000 decrease in broker receivables which arise from the guaranteed portions of SBA 7(a) loans that were traded in the period but settled during the current period end and the cash was received from the purchasing broker during the current period; the amount varies depending on loan origination volume and timing of sales at quarter end,.
Net cash provided by financing activities was $42,196,000 consisting primarily of (i) $63,250,000 of proceeds from the issuance of the 2024 Notes, (ii) net borrowings of $50,242,000 from our bank notes payable, (iii) net borrowings of $3,823,000 under the Related Party RLOC, and (iv) $10,128,000 of net proceeds from the sale of common shares under the ATM Equity Distribution Agreement.
These increases were offset by (i) $26,735,000 of dividend payments, (ii) $47,993,000 of principal payments related to securitization notes payable and (iii) a redemption of $8,324,000 related to the 2022 Notes.
Contractual Obligations
The following table represents the Company’s obligations and commitments as of September 30, 2019:

(in thousands)	Payments due by period
Contractual Obligations	Total	2019	2020	2021	2022	2023	Thereafter
Bank notes payable	$84,942	$18,400	$—	$—	$66,542	$—	$—
Securitization notes payable (1)	172,231	—	—	—	—	—	172,231
Notes due 2023 (1)	57,500	—	—	—	—	57,500	—
Notes due 2024 (1)	63,250	—	—	—	—	—	63,250
Notes payable - related parties	20,663	—	—	—	—	20,663	—
Employment agreements	1,152	768	384	—	—	—	—
Operating leases	12,174	421	1,662	1,563	1,576	1,619	5,333
Totals	$411,912	$19,589	$2,046	$1,563	$68,118	$79,782	$240,814
(1) Amounts represent principal only and are not shown net of unamortized debt issuance costs. See NOTE 7—BORROWINGS.

Critical Accounting Policies and Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the periods reported. Actual results could materially differ from those estimates. We have identified the following items as critical accounting policies.
Fair Value Measurements

We value investments for which market quotations are readily available at their market quotations. However, a readily available market value is not expected to exist for many of the investments in our portfolio, and we value these portfolio investments at fair value as determined in good faith by our Board under our valuation policy and process. We may seek pricing information with respect to certain of our investments from pricing services or brokers or dealers in order to value such investments. We also employ independent third party valuation firms for certain of our investments for which there is not a readily available market value.

The application of our valuation methods may include comparisons of the portfolio companies to peer companies that are public, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, discounted cash flow, the markets in which the portfolio company does business and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, we will consider the pricing indicated by the external event to corroborate the private equity valuation. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from values that may ultimately be received or settled.

Our Board is ultimately and solely responsible for determining, in good faith, the fair value of investments that are not publicly traded, whose market prices are not readily available on a quarterly basis or any other situation where portfolio investments require a fair value determination.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels for disclosure purposes. The Company carries all investments at fair value. Additionally, the Company carries its servicing assets at fair value. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and gives the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of the significant input to its valuation. The levels of the fair value hierarchy are as follows:

Level 1
Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain U.S. Treasury, other U.S. Government and agency mortgage-backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, corporate debt securities, derivative contracts and residential mortgage loans held-for-sale.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private equity investments, retained residual interests in securitizations, residential mortgage servicing rights, and highly structured or long-term derivative contracts.

Valuation of Investments

Level 1 investments are valued using quoted market prices. Level 2 investments are valued using market consensus prices that are corroborated by observable market data and quoted market prices for similar assets and liabilities. Level 3 investments are valued at fair value as determined in good faith by the Board, based on input of management, the audit committee and independent valuation firms that have been engaged at the direction of the Board to assist in the valuation of certain portfolio investments without a readily available market quotation at least once during a trailing twelve-month period under a valuation policy and a consistently applied valuation process.

When determining fair value of Level 3 debt and equity investments, the Company may take into account the following factors, where relevant: the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons to publicly traded securities, and changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made and other relevant factors. The primary methods for determining enterprise value include a discounted cash flow analysis and a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA or revenue. The enterprise value analysis is performed to determine the value of equity investments and to determine if debt investments are credit impaired. If debt investments are credit impaired, the Company will use the enterprise value analysis or a liquidation basis analysis to determine fair value. For debt investments that are not determined to be credit impaired, the Company uses a market interest rate yield analysis to determine fair value.

In addition, for certain debt investments, the Company may base its valuation on quotes provided by an independent third party broker.

For certain investments, the Company generally calculates the fair value of the investment primarily based on the NAV of the entity and adjusts the fair value for other factors that would affect the fair value of the investment. The Company uses this valuation approach for its investment in NCL.

Due to the inherent uncertainty of determining the fair value of Level 3 investments that do not have a readily available market value, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that may ultimately be received or settled. Further, such investments are generally subject to legal and other restrictions or otherwise are less liquid than publicly traded instruments. If the Company were required to liquidate a portfolio investment in a forced or liquidation sale, the Company may realize significantly less than the value at which such investment had previously been recorded.

The Company’s investments are subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Changes in the market environment, portfolio company performance and other events that may occur over the lives of the investments may cause the gains or losses ultimately realized on these investments to be materially different than the valuations currently assigned. We determine the fair value of each individual investment and record changes in fair value as unrealized appreciation or depreciation. Our investment portfolio is carried on the consolidated statements of assets and liabilities at fair value with any adjustments to fair value recognized as "Net unrealized appreciation (depreciation)" on the consolidated statements of operations until the investment is realized, usually upon exit, resulting in any gain or loss being recognized as a "Net realized gains (losses)."

Our Board has the final responsibility for overseeing, reviewing and approving, in good faith, our determination of the fair value for our investment portfolio and our valuation procedures, consistent with 1940 Act requirements. We believe our investment portfolio as of September 30, 2019 and December 31, 2018 approximates fair value as of those dates based on the markets in which we operate and other conditions in existence on those reporting dates.

Income Recognition

Interest on loan investments is accrued and included in income based on contractual rates applied to principal amounts outstanding. Interest income is determined using a method that results in a level rate of return on principal amounts outstanding. When a loan becomes 90 days or more past due, or if we otherwise do not expect to receive interest and principal repayments, the loan is placed on non-accrual status and the recognition of interest income is discontinued. Interest payments received on loans that are on non-accrual status are treated as reductions of principal until the principal is repaid.

We receive servicing income related to the guaranteed portions of SBA loan investments which we sell into the secondary market. These recurring fees are earned and recorded daily. Servicing income is earned for the full term of the loan or until the loan is repaid.

We receive a variety of fees from borrowers in the ordinary course of conducting our business, including packaging fees, legal fees, late fees and prepayment fees. All other income is recorded when earned.

Dividend income is recorded at the time dividends are declared. Distributions of earnings from a portfolio companies are evaluated to determine if the distribution is income, return of capital or realized gain.
Income Taxes

Deferred tax assets and liabilities are computed based upon the differences between the financial statement and income tax basis of assets and liabilities using the enacted tax rates in effect for the year in which those temporary differences are expected to be realized or settled. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized.

The Company’s U.S. federal and state income tax returns prior to fiscal year 2015 are generally closed, and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company has elected to be treated as a RIC under the Code beginning with the 2015 tax year and operates in a manner so as to continue to qualify for the tax treatment applicable to RICs. The RIC tax return includes Newtek Business Services Corp. and NSBF, a single member LLC disregarded for tax purposes. None of the Company’s other subsidiaries are included in the RIC tax return. The Company will evaluate and record any deferred tax assets and liabilities of the subsidiaries that are not included in the RIC tax return. In order to maintain its RIC tax treatment, among other things, the Company is required to meet certain source of income and asset diversification requirements and timely distribute to its stockholders at least 90% of investment company taxable income, as defined by the Code, for each tax year. The Company intends to make the requisite distributions to its stockholders, which will generally relieve the Company from U.S. federal income taxes with respect to any income that is distributed to its stockholders as dividends.

Depending on the level of taxable income earned in a tax year, the Company may choose to retain taxable income in excess of current year dividend distributions and would distribute such taxable income in the next tax year. The Company would then pay a 4% excise tax on such income, as required. To the extent that the Company determines that its estimated current year annual taxable income, determined on a calendar year basis, could exceed estimated current calendar year dividend distributions, the Company accrues excise tax, if any, on estimated excess taxable income as taxable income is earned. For the nine months ended September 30, 2019 and 2018, no U.S. federal excise taxes were due.

The Company’s Taxable Subsidiaries accrue income taxes payable based on the applicable corporate rates on the net unrealized appreciation generated by the controlled investments held by the Taxable Subsidiaries. Such deferred tax liabilities amounted to $10,033,000 and $9,241,000 at September 30, 2019 and December 31, 2018, respectively, and are recorded as deferred tax liabilities on the condensed consolidated statements of assets and liabilities. The change in deferred tax liabilities is included as a component of net unrealized appreciation (depreciation) on investments in the condensed consolidated statements of operations.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU 2016-02, “Leases,” which amends various aspects of existing accounting guidance for leases, including the recognition of a right of use asset and a lease liability for leases with a duration of greater than one year.
The Company adopted ASC 842 on January 1, 2019 using the modified transition method. As part of the transition to ASC 842, the Company elected the package of practical expedients that allowed it to not reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. The Company recognized the cumulative effect of applying ASC 842 as an opening balance sheet adjustment at January 1, 2019. The comparative information has not been retrospectively adjusted and continues to be reported under the accounting standards in effect for those periods.The adoption of ASC 842 did not have a material impact on the Company’s accompanying condensed consolidated statements of assets and liabilities, statements of operations or statements of cash flows. Due to the adoption of ASC 842, the Company recognized operating lease right-of-use assets and lease liabilities for its operating leases with lease terms greater than one year. The Company expects the adoption of ASC 842 will not materially impact its results of operations, financial condition, or cash flows on an ongoing basis.

New Accounting Standards

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)”, which is intended to improve fair value and defined benefit disclosure requirements by removing disclosures that are not cost-beneficial, clarifying disclosures' specific requirements, and adding relevant disclosure requirements. The ASU is effective for annual reporting periods beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements and related disclosures.
Off Balance Sheet Arrangements
There were no off balance sheet arrangements as of September 30, 2019.
Recent Developments

Common Stock

From October 1, 2019 through November 11, 2019 the Company sold 370,015 shares of its common stock at a weighted average price of $21.87 per share under the 2019 ATM Equity Distribution Agreement. Proceeds, net of offering costs and expenses were $7,930,457. As of November 11, 2019, there were 2,337,725 shares of common stock available for sale under the 2019 ATM Equity Distribution Agreement.

Securitization Activity

On October 4, 2019,  the Company closed its tenth securitization which resulted in the transfer of $118,920,000 of unguaranteed portions of SBA loans to the 2019-1 Trust, The 2019-1 Trust in turn issued securitization notes for the par amount of $118,920,000, consisting of $93,540,000 of Class A notes and $25,380,000 Class B notes, against the assets in a private placement. The Class A and Class B notes received an “A” and “BBB-” rating by S&P, respectively, and the final maturity date of the notes is December 2044. The Class A and Class B notes bear interest at a rate of LIBOR plus 1.83% across both classes.

ITEM 3. QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK.
We consider the principal types of risk in our investing activities to be fluctuations in interest rates and loan portfolio valuations and the availability of the secondary market for our SBA loans. Risk management systems and procedures are designed to identify and analyze our risks, to set appropriate policies and limits and to continually monitor these risks and limits by means of reliable administrative and information systems and other policies and programs.
NSBF primarily lends at an interest rate of prime, which resets on a quarterly basis, plus a fixed margin. The Capital One revolver lines are on a prime plus or minus a fixed factor basis and the securitization notes are at prime or 1 month LIBOR, plus a fixed margin, whichever is less. As a result, the Company believes it has matched its cost of funds to its interest income in its financing activities. However, because of the differential between the amount lent and the smaller amount financed a significant change in market interest rates will have a material effect on our income. In periods of sharply rising interest rates, our cost of funds will increase at a slower rate than the interest income earned on the loans we have originated; this should improve our net investment income, holding all other factors constant. However, a reduction in interest rates will result in the Company experiencing a reduction in investment income; that is, its interest income will decline more quickly than interest expense resulting in a net reduction of benefit to investment income.

NSBF depends on the availability of secondary market purchasers for the guaranteed portions of SBA loans and the premium received on such sales to support its lending operations. Sale prices for guaranteed portions of SBA 7(a) loans could be negatively impacted by market conditions, in particular a higher interest rate environment, which typically lead to higher prepayments during the period, resulting in lower sale prices in the secondary market. A reduction in the price of guaranteed SBA 7(a) loans could negatively impact our business.
We do not have significant exposure to changing interest rates on invested cash (includes cash and cash equivalents, restricted cash and money market funds) which was approximately $27,757,000 at September 30, 2019. We do not purchase or hold derivative financial instruments for trading purposes. All of our transactions are conducted in U.S. dollars and we do not have any foreign currency or foreign exchange risk. We do not trade commodities or have any commodity price risk.

We believe that we have placed our demand deposits, cash investments and their equivalents with high credit-quality financial institutions. The Company invests cash not held in interest free checking accounts or bank money market accounts mainly in U.S. Treasury only money market instruments or funds and other investment-grade securities. As of September 30, 2019, cash deposits in excess of insured amounts totaled approximately $16,352,000.

ITEM 4. CONTROLS AND PROCEDURES.

As of September 30, 2019 (the end of the period covered by this report), we, including our Chief Executive Officer and Chief Accounting Officer, evaluated the effectiveness of the design and operation of our disclosure controls and procedures (as defined in Rule 13a-15(e) of the 1934 Act). Based on that evaluation, our management, including our Chief Executive Officer and Chief Accounting Officer, concluded that our disclosure controls and procedures were effective and provided reasonable assurance that information required to be disclosed in our periodic SEC filings is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to our management, including our Chief Executive Officer and Chief Accounting Officer, as appropriate, to allow timely decisions regarding required disclosure. However, in evaluating the disclosure controls and procedures, management recognized that any controls and procedures, no matter how well designed and operated can provide only reasonable assurance of achieving the desired control objectives, and management necessarily was required to apply its judgment in evaluating the cost-benefit relationship of possible controls and procedures. There has not been any change in our internal controls over financial reporting (as defined in Rule 13a-15(f) under the Exchange Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, our internal controls over financial reporting.

PART II - OTHER INFORMATION
ITEM 1. LEGAL PROCEEDINGS.

In the ordinary course of business, the Company and its wholly-owned portfolio companies may from time to time be party to lawsuits and claims. The Company evaluates such matters on a case by case basis and its policy is to contest vigorously any claims it believes are without compelling merit. The Company is not currently involved in any litigation matters that are expected to have a material impact on the Company’s financial condition.

As a result of a prior litigation with the Federal Trade Commission (the “FTC”), NMS voluntarily entered into, and is presently operating under, a Permanent Injunction with respect to certain of its business practices.

In 2014, NMS instituted an action in Wisconsin state court against a former independent sales agent for, among other things, breach of contract. The former sales agent answered the complaint and filed counterclaims against NMS. Following a lengthy litigation which has included appeals, protracted discovery, motions for summary judgment and a succession of judges, the case is scheduled for trial in January 2020.  While the outcome of the trial cannot be determined, NMS intends to vigorously pursue its claims against the former sales agent at trial and defend the counterclaims asserted.

ITEM 1A. RISK FACTORS.

In addition to the other information set forth in this report, you should carefully consider the factors discussed in Part I, “Item 1A. Risk Factors” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2018, which could materially affect our business, financial condition and/or operating results. The risks described in our Annual Report on Form 10-K are not the only risks we face. Additional risks and uncertainties that are not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In addition to the risk factors set forth in our Annual Report on Form 10-K for the year ended December 31, 2018, the following is an additional risk factors that we believe is relevant to our business.
We are exposed to risks associated with changes in interest rates.
The majority of our debt investments are based on floating rates, primarily the Prime Rate. General interest rate fluctuations can be expected to have a substantial impact on the interest income we receive on our debt investments. For example, a reduction in interest rates could decrease the value of any investments we hold which earn floating interest rates. Alternatively, an increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates.
General interest rate fluctuations may also have an impact on the value of our stock and our rate of return on invested capital. Because we have borrowed money, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. For example, rising interest rates could also adversely affect our performance if such increases cause our borrowing costs to rise at a rate in excess of the rate that our investments yield, thereby decreasing our net income. Also, an increase in interest rates available to investors could make an investment in our common stock less attractive if we are not able to increase our dividend rate, which could reduce the value of our common stock.
If general interest rates rise, there is a risk that the borrowers on our debt investments in floating rate loans will be unable to pay escalating interest amounts, which could result in a default under their loan documents with us. Rising interest rates could also cause borrowers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on us to provide fixed rate loans to our borrowers, which could adversely affect our net investment income in the future as interest rates continue to fluctuate.
We do hold some floating rate debt investments that are tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021. At this time, it is not possible to predict the establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom or elsewhere, or how such changes could affect our results of operations or financial condition. The elimination of LIBOR or any other changes or reforms to the determination or supervision of LIBOR could have an adverse impact on the market for or value of any LIBOR-linked loans, and other financial obligations or extensions of credit held by or due to us. If LIBOR ceases to exist, we may need to renegotiate agreements extending beyond 2021 that utilize LIBOR as a factor in determining the interest rate, in order to replace LIBOR with the new standard that is established. Following the replacement of LIBOR, some or all of these credit agreements may bear interest a less favorable interest rate, which could have an adverse impact on our overall financial condition and results of operations.

ITEM 2. UNREGISTERED SALES OF EQUITY SECURITIES AND USE OF PROCEEDS.

None.

ITEM 3. DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 4. MINE SAFETY DISCLOSURES.

None.

ITEM 5. OTHER INFORMATION.

None.

ITEM 6. EXHIBITS.

Number	Description
31.1*	Certification by Principal Executive Officer required by Rule 13a-14 under the Securities Exchange Act of 1934, as amended, filed herewith.

31.2*	Certification by Principal Financial Officer required by Rule 13a-14 under the Securities Exchange Act of 1934, as amended, filed herewith.

32.1**	Certification by Principal Executive and Principal Financial Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.
* Filed herewith
** Furnished herewith

SIGNATURES
Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEWTEK BUSINESS SERVICES CORP.

Date: November 12, 2019	By:	/S/ BARRY SLOANE
Barry Sloane
Chief Executive Officer, President and Chairman of the Board (Principal Executive Officer)

Date: November 12, 2019	By:	/S/ CHRISTOPHER TOWERS
Christopher Towers
Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)